UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                     525 Market St., San Francisco, CA 94105
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-643-9691

Date of fiscal year end: February 28, 2005

Date of reporting period: February 28, 2005

ITEM 1.  REPORT TO SHAREHOLDERS


                                                                          -----
                                                                          WELLS
                                                                          FARGO
                                                                          -----
                                                                          FUNDS
                                                                          -----

                               [GRAPHIC OMITTED]

Wells Fargo OUTLOOK FUNDS(SM)
             ANNUAL REPORT

                WELLS FARGO OUTLOOK TODAY FUND(SM)
                WELLS FARGO OUTLOOK 2010 FUND(SM)
                WELLS FARGO OUTLOOK 2020 FUND(SM)
                WELLS FARGO OUTLOOK 2030 FUND(SM)
                WELLS FARGO OUTLOOK 2040 FUND(SM)

                                                               FEBRUARY 28, 2005

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                                                       WELLS FARGO OUTLOOK FUNDS
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Letter to Shareholders ...................................................     1
--------------------------------------------------------------------------------

Performance Highlights ...................................................     2
--------------------------------------------------------------------------------

Fund Expenses ............................................................     8
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Portfolio of Investments
--------------------------------------------------------------------------------
  OUTLOOK TODAY FUND .....................................................    11
  OUTLOOK 2010 FUND ......................................................    24
  OUTLOOK 2020 FUND ......................................................    38
  OUTLOOK 2030 FUND ......................................................    52
  OUTLOOK 2040 FUND ......................................................    64

Financial Statements
--------------------------------------------------------------------------------
  Statement of Assets and Liabilities ....................................    79
  Statement of Operations ................................................    80
  Statements of Changes in Net Assets ....................................    82
  Financial Highlights ...................................................    86

Notes to Financial Statements ............................................    92
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Report of Independent Registered Public Accounting Firm ..................    98
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Other Information (Unaudited) ............................................    99
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List of Abbreviations ....................................................   102
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             -----------------------------------------------------
             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
             -----------------------------------------------------

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THIS PAGE IS INTENTIONALLY LEFT BLANK --

LETTER TO SHAREHOLDERS                                 WELLS FARGO OUTLOOK FUNDS
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

            We are pleased to provide you with this WELLS FARGO OUTLOOK FUNDS(SM) annual report for the 12-month period ended February 28, 2005. On the following pages, you will find a discussion of the WELLS FARGO OUTLOOK FUNDS, including performance highlights, the strategic outlook, and facts and figures about each Fund's portfolio.

THE ECONOMY: STEADY, UNSPECTACULAR GROWTH
--------------------------------------------------------------------------------

            During most of the reporting period, the stock and bond markets maintained a sideways direction, but then showed solid, broad-based, but unspectacular growth as they headed into 2005. The S&P 500 Index returned nearly 11% in 2004 and the Lehman Aggregate Bond Index ended the year up 4.3%. Despite the stronger economy and corporate profits, investors remained cautious throughout 2004 and have continued to maintain that approach during the first two months of 2005. The major influences on the economy during the reporting period were the direction of interest rates, oil prices, and U.S. dollar exchange rates.

            After keeping interest rates at their lowest level in more than 45 years, the Federal Reserve Board (the Fed) raised short-term interest rates by 0.25%, from 1% to 1.25% at the end of June 2004, and continued this measured approach through early February 2005, bringing rates to 2.50%. These increases pushed short- and intermediate-term yields higher but had little, if any, effect on longer-term rates (which many mortgage rates are based on).

            Along with interest rates, oil prices were also on the rise during the reporting period, impacting consumers and businesses that rely on this energy for transportation, heating, and daily operations. The U.S. dollar, on the other hand, took a different approach, weakening against other currencies and making foreign goods more costly, but improving the outlook for our exports by making them cheaper for foreign buyers.

STOCKS AND BONDS REST AND RALLY
--------------------------------------------------------------------------------

            At the start of the reporting period, concerns over disappointing job gains kept bond yields low and put a damper on the stock market. In the third quarter, the economy regained its momentum, though oil prices continued to cloud the outlook as the economy headed into the closing months of the year. Nevertheless, stocks posted back-to-back monthly gains during the period, with a fourth quarter gain of 9.2% in the S&P 500 Index. In January 2005, stocks suffered their first setback, but rallied in early February 2005 on the strength of favorable fourth-quarter earnings reports and signs of a peak in oil prices.

            Though bond yields remained low during the first half of the reporting period, by the third quarter of 2004, they posted their best quarterly return in two years with a solid 3.2% gain, leaving the benchmark Lehman Aggregate Bond Index (the Index) of investment-grade, taxable bonds with a return of nearly 3.4% during the first nine months of 2004 and finishing the year on a positive note. Overall, bonds with longer durations benefited the most from stable long-term rates. Corporate and mortgage-backed securities contributed most to performance during the period and for 2004 as a whole. At the start of 2005, bonds continued their rally, measured by the Index, which was up 1.34% as of early February 2005, including an impressive 6.6% return on long-term U.S. Treasury bonds.

OUR COMMITMENT TO SHAREHOLDERS
--------------------------------------------------------------------------------

            In 2004, the markets have made slow but steady progress. There were no spectacular gains--nor were there significant losses. In any economy, we recommend keeping a long-term investment outlook and being proactive about your portfolio by diversifying your investments based on your financial goals and risk tolerances. Each WELLS FARGO OUTLOOK FUND represents a diversified portfolio of domestic and international stocks and domestic bonds. The Funds are designed to help increase assets consistent with the risk tolerance of a particular investor group. As an investor matures and his or her investment time horizon decreases, the Funds systematically move to more conservative asset mixes.

            Thank you for your investment in WELLS FARGO FUNDS. We appreciate the confidence that you have placed in us. If you have any questions or need further information, please contact your investment professional, or call us at 1-800-222-8222. You may also visit our Web site at WWW.WELLSFARGOFUNDS.COM.

Sincerely,


/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO FUNDS

WELLS FARGO OUTLOOK FUNDS                                 PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

            Each of the WELLS FARGO OUTLOOK FUNDS(SM) (each, a Fund, and collectively, the Funds) seeks to provide investors with an asset allocation strategy designed to maximize assets for retirement or for other purposes consistent with the quantitatively measured risk that investors may be willing to accept given their investment time horizons.

ADVISER                                      SUB-ADVISER
      Wells Fargo Funds Management, LLC            Barclays Global Fund Advisors

FUND MANAGERS                                INCEPTION DATE
      David Burkart and Mariana Egan               03/01/94

HOW DID THE FUNDS PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      As equity prices rose, the Outlook Funds with longer time horizons and consequently higher equity allocations, performed best. One example was the WELLS FARGO OUTLOOK 2040 Fund(SM), which had 90% of its portfolio invested in equities as of February 28, 2005. Following is an overview of 12-month returns for the Outlook Funds, for the period ending February 28, 2005. All returns are for Class A shares, excluding sales charges:

        WELLS FARGO OUTLOOK TODAY FUND(SM)                    2.23%(1)
        WELLS FARGO OUTLOOK 2010 FUND(SM)                     3.60%(1)
        WELLS FARGO OUTLOOK 2020 FUND(SM)                     4.92%(1)
        WELLS FARGO OUTLOOK 2030 FUND(SM)                     6.17%(1)
        WELLS FARGO OUTLOOK 2040 FUND(SM)                     6.98%(1)

      The portfolio composition of different Outlook Funds will continue to change as they get closer to their target time horizons, shifting to higher concentrations of bonds over equities. For example, by 2040, we expect that the WELLS FARGO OUTLOOK 2040 FUND will resemble the WELLS FARGO OUTLOOK TODAY FUND in its present composition, with adjustments reflecting market conditions at that time.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE WWW.WELLSFARGOFUNDS.COM.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%.THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE ("CDSC") FOR CLASS B SHARES IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CDSC IS 1.00%. PERFORMANCE, INCLUDING SALES CHARGES, ASSUMES THE MAXIMUM SALES CHARGE FOR THE PERIOD SHOWN. INSTITUTIONAL AND SELECT CLASS SHARES ARE SOLD WITHOUT SALES CHARGES. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE FUNDS' PERFORMANCE?
--------------------------------------------------------------------------------

            During the 12-month reporting period, the Funds with longer time horizons outperformed those with shorter time horizons because equities outperformed bonds. Therefore, the Funds with higher equity allocations, such as the WELLS FARGO OUTLOOK 2040 FUND, outperformed the more conservative Funds with lower equity allocations, such as the WELLS FARGO OUTLOOK TODAY FUND. Domestic equity sectors reported mostly positive performance for the period, with energy, integrated oil, and materials/processing being the best performing sectors. The worst performing sectors were technology, health care, and financial services.

            The Funds' international performance was driven by stock market and currency returns in certain European and Asian countries. The countries with the best performing stocks were Austria, Norway, and Greece. Finland, China, and Portugal were among the poorest performing countries in terms of stock markets. Most foreign currencies appreciated relative to the U.S. dollar, and this contributed significantly to each foreign country's returns.

            In general, domestic small-cap stocks outperformed large cap stocks, with small-cap value stocks outperforming small-cap growth stocks by roughly 8% for the reporting period. International stocks significantly outperformed domestic stocks. The Funds with longer time horizons and higher equity allocations, such as the WELLS FARGO OUTLOOK 2040 FUND, benefited from the positive performance of their holdings in the equity markets. Long-term bonds outperformed both intermediate- and short-term bonds and money market instruments over the reporting period.

WHAT CHANGES DID YOU MAKE TO THE FUNDS' HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

            On June 30, 2004, each WELLS FARGO OUTLOOK FUND'S holdings were rebalanced to specifically track different indices for the domestic equity and domestic fixed-income asset classes. This rebalancing was the final step in the process that changed the domestic equity benchmark from the Wilshire 5000 Index(2) to the Russell 3000 Index(3) The fixed-income benchmark index was changed from the Lehman Brothers Aggregrate Bond Index(4) to the Lehman Brothers U.S. Treasury 3-5 Year Index(5) The main purpose for these changes was to more closely track specific published indices. There were no major changes to the international equity holdings.

PERFORMANCE HIGHLIGHTS                                 WELLS FARGO OUTLOOK FUNDS
--------------------------------------------------------------------------------

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

            We believe that the U.S. economic climate continues to look more promising than that of Europe or Japan and, therefore, Wall Street could potentially outpace equity markets elsewhere this year. Although the outlook improved for the U.S. economy, the U.S. dollar's exchange rate troubles continued during the reporting period. While economic growth in the United States is stabilizing, it appears to be faltering in Japan and Europe. The U.S. account deficit at the end of the period, which is the balance of imports and exports of goods and services between the United States and the rest of the world, was already around 6% of its annual economic output, and we believe it could widen further. However, the currency's steep decline over the past couple of years means that it is potentially undervalued. Since the better economic outlook suggests that the Federal Reserve Board may continue raising interest rates, we believe that the worst of the U.S. dollar's fall may be behind us.

THE VIEWS EXPRESSED ARE AS OF FEBRUARY 28, 2005, AND ARE THOSE OF THE FUNDS' MANAGERS. THE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME IN RESPONSE TO CHANGING CIRCUMSTANCES IN THE MARKET AND ARE NOT INTENDED TO PREDICT OR GUARANTEE THE FUTURE PERFORMANCE OF ANY INDIVIDUAL SECURITY, MARKET SECTOR OR THE MARKETS GENERALLY, OR THE Wells Fargo Outlook Funds.

AVERAGE ANNUAL TOTAL RETURNS(1) (%) (AS OF FEBRUARY 28, 2005)
--------------------------------------------------------------------------------

                                                               INCLUDING SALES CHARGE                 EXCLUDING SALES CHARGE
                                                        -------------------------------------  -------------------------------------
      FUND NAME                                         6-months*  1-Year    5-Year   10-Year  6-months*  1-Year    5-Year   10-Year
------------------------------------------------------------------------------------------------------------------------------------
      WELLS FARGO OUTLOOK TODAY FUND - A                 (2.51)    (3.65)     2.74      5.56     3.45      2.23      3.97      6.19
------------------------------------------------------------------------------------------------------------------------------------
      WELLS FARGO OUTLOOK TODAY FUND - B                 (1.93)    (3.51)     3.01      5.63     3.07      1.49      3.37      5.63
------------------------------------------------------------------------------------------------------------------------------------
      WELLS FARGO OUTLOOK TODAY FUND - C                  1.99      0.43      3.37      5.62     2.99      1.43      3.37      5.62
------------------------------------------------------------------------------------------------------------------------------------
      WELLS FARGO OUTLOOK TODAY FUND - I                                                         3.65      2.60      4.27      6.34
------------------------------------------------------------------------------------------------------------------------------------
      WELLS FARGO OUTLOOK TODAY FUND - SELECT                                                    3.75      2.69      4.29      6.35
------------------------------------------------------------------------------------------------------------------------------------
      WELLS FARGO OUTLOOK 2010 FUND - A                  (0.75)    (2.39)     1.24      7.09     5.31      3.60      2.45      7.73
------------------------------------------------------------------------------------------------------------------------------------
      WELLS FARGO OUTLOOK 2010 FUND - B                  (0.12)    (2.30)     1.46      7.12     4.88      2.70      1.84      7.12
------------------------------------------------------------------------------------------------------------------------------------
      WELLS FARGO OUTLOOK 2010 FUND - C                   3.88      1.72      1.84      7.11     4.88      2.72      1.84      7.11
------------------------------------------------------------------------------------------------------------------------------------
      WELLS FARGO OUTLOOK 2010 FUND - I                                                          5.44      3.81      2.70      7.84
------------------------------------------------------------------------------------------------------------------------------------
      WELLS FARGO OUTLOOK 2010 FUND - SELECT                                                     5.46      3.92      2.72      7.85
------------------------------------------------------------------------------------------------------------------------------------
      WELLS FARGO OUTLOOK 2020 FUND - A                   1.41     (1.10)    (0.59)     7.70     7.63      4.92      0.59      8.33
------------------------------------------------------------------------------------------------------------------------------------
      WELLS FARGO OUTLOOK 2020 FUND - B                   2.23     (0.87)    (0.40)     7.73     7.23      4.13      0.00      7.73
------------------------------------------------------------------------------------------------------------------------------------
      WELLS FARGO OUTLOOK 2020 FUND - C                   6.17      3.09     (0.01)     7.72     7.17      4.09     (0.01)     7.72
------------------------------------------------------------------------------------------------------------------------------------
      WELLS FARGO OUTLOOK 2020 FUND - I                                                          7.77      5.17      0.87      8.49
------------------------------------------------------------------------------------------------------------------------------------
      WELLS FARGO OUTLOOK 2020 FUND - SELECT                                                     7.96      5.44      0.92      8.52
------------------------------------------------------------------------------------------------------------------------------------
      WELLS FARGO OUTLOOK 2030 FUND - A                   3.18      0.03     (1.40)     8.46     9.51      6.17     (0.23)     9.10
------------------------------------------------------------------------------------------------------------------------------------
      WELLS FARGO OUTLOOK 2030 FUND - B                   4.06      0.28     (1.24)     8.48     9.06      5.28     (0.82)     8.48
------------------------------------------------------------------------------------------------------------------------------------
      WELLS FARGO OUTLOOK 2030 FUND - C                   8.03      4.26     (0.82)     8.47     9.03      5.26     (0.82)     8.47
------------------------------------------------------------------------------------------------------------------------------------
      WELLS FARGO OUTLOOK 2030 FUND - I                                                          9.65      6.42      0.04      9.25
------------------------------------------------------------------------------------------------------------------------------------
      WELLS FARGO OUTLOOK 2030 FUND - SELECT                                                     9.77      6.53      0.06      9.26
------------------------------------------------------------------------------------------------------------------------------------
      WELLS FARGO OUTLOOK 2040 FUND - A                   4.58      0.82     (2.88)     8.81    10.99      6.98     (1.72)     9.46
------------------------------------------------------------------------------------------------------------------------------------
      WELLS FARGO OUTLOOK 2040 FUND - B                   5.59      1.20     (2.73)     8.82    10.59      6.20     (2.28)     8.82
------------------------------------------------------------------------------------------------------------------------------------
      WELLS FARGO OUTLOOK 2040 FUND - C                   9.60      5.13     (2.30)     8.82    10.60      6.13     (2.30)     8.82
------------------------------------------------------------------------------------------------------------------------------------
      WELLS FARGO OUTLOOK 2040 FUND - I                                                         11.24      7.35     (1.40)     9.64
------------------------------------------------------------------------------------------------------------------------------------
      WELLS FARGO OUTLOOK 2040 FUND - SELECT                                                    11.29      7.48     (1.38)     9.65
------------------------------------------------------------------------------------------------------------------------------------
      iMoneyNet All Taxable Money Fund Average(6)                                                0.71      1.02      2.30      3.61
------------------------------------------------------------------------------------------------------------------------------------
      Lehman Brothers U.S. Treasury 3-5 Year Index(5)                                           (0.76)    (0.33)     6.76      6.58
------------------------------------------------------------------------------------------------------------------------------------
      Morgan Stanley Capital International/ Europe,
         Australasia and Far East Index(7) (MSCI/EAFE)                                          21.18     18.68      0.12      6.32
------------------------------------------------------------------------------------------------------------------------------------
      Russell 3000(R) Index(3)                                                                  11.27      7.64     (0.66)    11.26
------------------------------------------------------------------------------------------------------------------------------------

*Returns for periods of less than one year are not annualized.

WELLS FARGO OUTLOOK FUNDS                                 PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

PORTFOLIO ALLOCATION(8) (AS OF FEBRUARY 28, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLES WERE DEPICTED AS PIE CHARTS IN THE PRINTED MATERIAL.]

WELLS FARGO OUTLOOK TODAY FUND

Stocks          (35%)
Bonds           (65%)

WELLS FARGO OUTLOOK 2010 FUND

Stocks          (48%)
Bonds           (52%)

WELLS FARGO OUTLOOK 2020 FUND

Cash             (1%)
Stocks          (65%)
Bonds           (34%)

WELLS FARGO OUTLOOK 2030 FUND

Cash             (1%)
Stocks          (79%)
Bonds           (20%)

WELLS FARGO OUTLOOK 2040 FUND

Cash             (1%)
Stocks          (90%)
Bonds            (9%)

FUND CHARACTERISTICS(8) (AS OF FEBRUARY 28, 2005)
--------------------------------------------------------------------------------

                                                       WELLS FARGO    WELLS FARGO     WELLS FARGO     WELLS FARGO     WELLS FARGO
                                                         OUTLOOK        OUTLOOK         OUTLOOK         OUTLOOK         OUTLOOK
                                                       TODAY FUND      2010 FUND       2020 FUND       2030 FUND       2040 FUND
---------------------------------------------------------------------------------------------------------------------------------
      Weighted Average Coupon of Bond Portfolio             3.46%           3.45%           3.27%           3.38%           3.30%
---------------------------------------------------------------------------------------------------------------------------------
      Weighted Average Maturity of Bond Portfolio      3.89 years      3.86 years      3.83 years      3.88 years      3.89 years
---------------------------------------------------------------------------------------------------------------------------------
      Estimated Duration of Bond Portfolio             3.56 years      3.54 years      3.51 years      3.55 years      3.56 years
---------------------------------------------------------------------------------------------------------------------------------

PORTFOLIO ALLOCATION BY ASSET CLASS(8) (AS OF FEBRUARY 28, 2005)
--------------------------------------------------------------------------------

                                 WELLS FARGO  WELLS FARGO  WELLS FARGO  WELLS FARGO  WELLS FARGO
                                   OUTLOOK      OUTLOOK      OUTLOOK      OUTLOOK      OUTLOOK
      ASSET CLASS                TODAY FUND    2010 FUND    2020 FUND    2030 FUND    2040 FUND
      DOMESTIC STOCKS
------------------------------------------------------------------------------------------------
      Large Cap Value                10%           15%          21%          27%          30%
------------------------------------------------------------------------------------------------
      Large Cap Growth               12%           17%          23%          29%          34%
------------------------------------------------------------------------------------------------
      Small Cap Value                 2%            2%           2%           2%           3%
------------------------------------------------------------------------------------------------
      Small Cap Growth                3%            3%           3%           3%           3%
------------------------------------------------------------------------------------------------
      TOTAL DOMESTIC STOCKS          27%           37%          49%          61%          70%
------------------------------------------------------------------------------------------------
      INTERNATIONAL STOCKS            8%           11%          16%          18%          20%
------------------------------------------------------------------------------------------------
      BONDS                          65%           52%          34%          20%           9%
------------------------------------------------------------------------------------------------
      CASH EQUIVALENTS                0%            0%           1%           1%           1%
------------------------------------------------------------------------------------------------
      TOTAL                         100%          100%         100%         100%         100%
------------------------------------------------------------------------------------------------

PERFORMANCE HIGHLIGHTS                                 WELLS FARGO OUTLOOK FUNDS
--------------------------------------------------------------------------------

GROWTH OF $10,000 INVESTMENT(9) (AS OF FEBRUARY 28, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLES WERE DEPICTED AS LINE CHARTS IN THE PRINTED MATERIAL.]

                         Wells Fargo Outlook Today Fund

                                                                                               LEHMAN
                WELLS FARGO    WELLS FARGO    IMONEYNET ALL                                   BROTHERS
               OUTLOOK TODAY  OUTLOOK TODAY   TAXABLE MONEY      MSCI          RUSSELL        TREASURY
                  CLASS A        CLASS I      FUND AVERAGE    EAFE INDEX     3000 INDEX       3-5 YEAR
                  -------        -------      ------------    ----------     ----------       --------
 2/28/1995          9,425         10,000        10,000.00      10,000.00      10,000.00      $  10,000
 3/31/1995          9,510         10,094        10,047.00      10,624.00      10,249.00      $  10,055
 4/30/1995          9,644         10,237        10,093.22      11,023.46      10,516.50      $  10,182
 5/31/1995          9,913         10,523        10,140.65      10,892.28      10,898.25      $  10,521
 6/30/1995         10,006         10,622        10,186.29      10,701.67      11,213.21      $  10,593
 7/31/1995         10,103         10,725        10,233.14      11,368.38      11,663.98      $  10,586
 8/31/1995         10,171         10,797        10,279.19      10,935.25      11,767.79      $  10,675
 9/30/1995         10,285         10,917        10,323.39      11,148.48      12,224.38      $  10,748
10/31/1995         10,314         10,949        10,368.82      10,848.59      12,119.25      $  10,878
11/30/1995         10,481         11,125        10,413.40      11,150.18      12,657.34      $  11,029
12/31/1995         10,604         11,256        10,459.22      11,599.53      12,863.66      $  11,145
 1/31/1996         10,704         11,362        10,504.20      11,647.09      13,236.70      $  11,256
 2/29/1996         10,644         11,298        10,544.11      11,686.69      13,432.61      $  11,118
 3/31/1996         10,621         11,274        10,586.29      11,934.45      13,568.28      $  11,034
 4/30/1996         10,631         11,285        10,627.58      12,281.74      13,826.07      $  10,987
 5/31/1996         10,641         11,295        10,670.09      12,055.76      14,180.02      $  10,963
 6/30/1996         10,710         11,369        10,711.70      12,123.27      14,134.64      $  11,083
 7/31/1996         10,618         11,271        10,755.62      11,769.27      13,395.40      $  11,116
 8/31/1996         10,679         11,336        10,799.71      11,795.16      13,801.28      $  11,121
 9/30/1996         10,902         11,573        10,842.91      12,108.91      14,552.07      $  11,278
10/31/1996         11,068         11,748        10,887.37      11,985.40      14,818.38      $  11,487
11/30/1996         11,336         12,033        10,930.92      12,462.42      15,863.07      $  11,638
12/31/1996         11,244         11,935        10,975.74      12,301.66      15,672.71      $  11,551
 1/31/1997         11,350         12,048        11,020.74      11,871.10      16,539.42      $  11,595
 2/28/1997         11,361         12,059        11,061.51      12,065.78      16,557.61      $  11,604
 3/31/1997         11,205         11,893        11,106.87      12,109.22      15,807.55      $  11,514
 4/30/1997         11,387         12,087        11,152.40      12,173.40      16,586.86      $  11,658
 5/31/1997         11,633         12,348        11,199.24      12,965.89      17,719.74      $  11,749
 6/30/1997         11,835         12,562        11,245.16      13,680.31      18,456.89      $  11,858
 7/31/1997         12,149         12,896        11,293.51      13,901.93      19,903.91      $  12,117
 8/31/1997         11,986         12,723        11,342.08      12,863.46      19,095.81      $  12,049
 9/30/1997         12,231         12,983        11,388.58      13,583.81      20,178.54      $  12,193
10/31/1997         12,209         12,960        11,437.55      12,539.21      19,500.54      $  12,353
11/30/1997         12,286         13,041        11,485.59      12,411.31      20,247.41      $  12,367
12/31/1997         12,417         13,180        11,534.98      12,519.29      20,652.36      $  12,475
 1/31/1998         12,523         13,293        11,584.58      13,091.42      20,759.75      $  12,670
 2/28/1998         12,722         13,505        11,629.76      13,931.89      22,244.07      $  12,639
 3/31/1998         12,896         13,689        11,679.76      14,361.00      23,347.38      $  12,670
 4/30/1998         12,967         13,764        11,727.65      14,474.45      23,576.18      $  12,730
 5/31/1998         12,943         13,739        11,776.91      14,403.52      22,993.85      $  12,822
 6/30/1998         13,075         13,879        11,825.19      14,512.99      23,771.04      $  12,907
 7/31/1998         13,051         13,853        11,876.04      14,659.57      23,338.41      $  12,954
 8/31/1998         12,752         13,536        11,927.11      12,843.25      19,762.97      $  13,239
 9/30/1998         13,057         13,860        11,976.01      12,448.96      21,110.80      $  13,602
10/31/1998         13,286         14,103        12,023.91      13,746.15      22,713.11      $  13,638
11/30/1998         13,443         14,270        12,069.60      14,449.95      24,103.15      $  13,570
12/31/1998         13,676         14,517        12,116.68      15,019.28      25,636.11      $  13,606
 1/31/1999         13,766         14,613        12,162.72      14,974.22      26,507.74      $  13,675
 2/28/1999         13,535         14,367        12,202.86      14,617.83      25,569.37      $  13,442
 3/31/1999         13,706         14,549        12,248.01      15,227.39      26,507.76      $  13,542
 4/30/1999         13,848         14,700        12,290.87      15,844.10      27,703.26      $  13,575
 5/31/1999         13,693         14,535        12,335.12      15,028.13      27,176.90      $  13,458
 6/30/1999         13,847         14,699        12,378.29      15,614.23      28,549.34      $  13,496
 7/31/1999         13,782         14,629        12,425.33      16,077.97      27,684.29      $  13,495
 8/31/1999         13,756         14,601        12,473.79      16,137.46      27,368.69      $  13,530
 9/30/1999         13,779         14,626        12,522.44      16,300.45      26,668.05      $  13,648
10/31/1999         13,950         14,808        12,572.53      16,911.72      28,340.14      $  13,650
11/30/1999         14,082         14,934        12,622.82      17,498.55      29,133.66      $  13,648
12/31/1999         14,291         15,145        12,677.10      19,069.92      30,992.39      $  13,594
 1/31/2000         14,030         14,884        12,731.61      17,858.98      29,777.49      $  13,529
 2/29/2000         14,140         15,000        12,783.81      18,339.39      30,054.42      $  13,641
 3/31/2000         14,502         15,382        12,841.33      19,050.96      32,407.68      $  13,826
 4/30/2000         14,391         15,265        12,899.12      18,048.88      31,266.93      $  13,801
 5/31/2000         14,350         15,222        12,961.04      17,608.49      30,388.33      $  13,858
 6/30/2000         14,596         15,477        13,023.25      18,296.98      31,287.82      $  14,088
 7/31/2000         14,582         15,463        13,089.67      17,530.33      30,734.03      $  14,180
 8/31/2000         14,876         15,785        13,156.43      17,682.85      33,014.49      $  14,341
 9/30/2000         14,780         15,695        13,220.89      16,821.69      31,518.94      $  14,477
10/31/2000         14,809         15,724        13,288.32      16,424.70      31,071.37      $  14,576
11/30/2000         14,724         15,650        13,353.43      15,808.77      28,206.59      $  14,794
12/31/2000         14,914         15,844        13,421.53      16,369.99      28,680.46      $  15,072
 1/31/2001         15,109         16,065        13,485.96      16,361.80      29,661.33      $  15,264
 2/28/2001         14,959         15,891        13,539.90      15,134.67      26,950.28      $  15,415
 3/31/2001         14,857         15,794        13,595.41      14,125.18      25,193.13      $  15,544
 4/30/2001         15,009         15,969        13,645.72      15,106.88      27,213.61      $  15,470
 5/31/2001         15,039         16,000        13,692.11      14,573.61      27,431.32      $  15,531
 6/30/2001         15,009         15,981        13,733.19      13,977.55      26,926.59      $  15,579
 7/31/2001         15,147         16,125        13,773.02      13,723.16      26,482.30      $  15,892
 8/31/2001         15,055         16,029        13,810.20      13,375.96      24,919.84      $  16,044
 9/30/2001         14,978         15,942        13,843.35      12,020.98      22,721.91      $  16,427
10/31/2001         15,224         16,200        13,871.03      12,328.71      23,251.33      $  16,690
11/30/2001         15,363         16,362        13,893.23      12,783.64      25,041.69      $  16,467
12/31/2001         15,407         16,404        13,912.68      12,859.07      25,394.77      $  16,357
 1/31/2002         15,298         16,290        13,930.76      12,176.25      25,077.34      $  16,423
 2/28/2002         15,267         16,273        13,946.09      12,261.49      24,565.76      $  16,577
 3/31/2002         15,392         16,399        13,962.82      12,924.83      25,641.74      $  16,277
 4/30/2002         15,266         16,283        13,978.18      13,010.14      24,295.55      $  16,602
 5/31/2002         15,282         16,300        13,993.56      13,175.36      24,013.72      $  16,758
 6/30/2002         14,999         15,999        14,008.95      12,650.98      22,284.73      $  16,987
 7/31/2002         14,699         15,684        14,024.36      11,402.33      20,513.10      $  17,418
 8/31/2002         14,809         15,800        14,039.79      11,376.11      20,609.51      $  17,660
 9/30/2002         14,338         15,302        14,053.83      10,154.31      18,443.45      $  18,075
10/31/2002         14,703         15,702        14,067.88      10,699.60      19,911.55      $  18,043
11/30/2002         14,973         15,986        14,080.54      11,185.36      21,116.20      $  17,803
12/31/2002         14,787         15,793        14,091.81      10,809.53      19,923.13      $  18,216
 1/31/2003         14,608         15,622        14,101.67      10,358.78      19,435.02      $  18,130
 2/28/2003         14,559         15,571        14,110.13      10,120.52      19,114.34      $  18,390
 3/31/2003         14,560         15,581        14,118.60       9,922.16      19,315.04      $  18,389
 4/30/2003         15,033         16,080        14,127.07      10,894.53      20,893.08      $  18,434
 5/31/2003         15,523         16,613        14,135.55      11,554.74      22,155.02      $  18,804
 6/30/2003         15,614         16,704        14,142.61      11,834.37      22,454.11      $  18,757
 7/31/2003         15,515         16,601        14,149.69      12,120.76      22,968.31      $  18,252
 8/31/2003         15,647         16,756        14,155.35      12,412.87      23,478.21      $  18,258
 9/30/2003         15,829         16,960        14,161.01      12,795.51      23,222.29      $  18,738
10/31/2003         16,042         17,185        14,166.67      13,593.04      24,627.24      $  18,509
11/30/2003         16,108         17,255        14,172.34      13,895.24      24,967.10      $  18,483
12/31/2003         16,472         17,671        14,179.42      14,980.81      26,108.10      $  18,663
 1/31/2004         16,621         17,828        14,185.10      15,192.65      26,653.75      $  18,765
 2/29/2004         16,803         18,020        14,190.77      15,543.36      27,013.58      $  18,982
 3/31/2004         16,805         18,018        14,196.45      15,630.40      26,692.12      $  19,156
 4/30/2004         16,423         17,632        14,202.13      15,277.15      26,139.59      $  18,616
 5/31/2004         16,440         17,650        14,207.81      15,329.09      26,518.62      $  18,550
 6/30/2004         16,587         17,819        14,214.91      15,664.80      27,046.34      $  18,601
 7/31/2004         16,421         17,625        14,223.44      15,155.70      26,023.98      $  18,739
 8/31/2004         16,604         17,836        14,233.40      15,222.38      26,130.68      $  19,065
 9/30/2004         16,707         17,942        14,244.78      15,620.23      26,533.10      $  19,069
10/31/2004         16,891         18,136        14,259.03      16,152.88      26,968.24      $  19,221
11/30/2004         17,041         18,313        14,274.71      17,256.12      28,222.26      $  18,983
12/31/2004         17,312         18,613        14,293.27      18,013.67      29,226.97      $  19,093
 1/31/2005         17,126         18,417        14,313.28      17,684.02      28,449.54      $  19,076
 2/28/2005         17,177         18,488        14,333.32      18,447.97      29,077.00      $  18,920

                         Wells Fargo Outlook 2010 Fund

                                             LEHMAN       IMONEYNET
                WELLS FARGO   WELLS FARGO   BROTHERS     ALL TAXABLE
               OUTLOOK 2010  OUTLOOK 2010   TREASURY      MONEY FUND    MSCI EAFE      RUSSELL
                  CLASS A       CLASS I     3-5 YEAR       AVERAGE        INDEX      3000 INDEX
                  -------       -------     --------       -------        -----      ----------
 2/28/1995         9,425        10,000       $10,000       $10,000       $10,000       $10,000
 3/31/1995         9,571        10,155       $10,055       $10,047       $10,624       $10,249
 4/30/1995         9,752        10,347       $10,182       $10,093       $11,023       $10,517
 5/31/1995        10,095        10,711       $10,521       $10,141       $10,892       $10,899
 6/30/1995        10,231        10,855       $10,593       $10,186       $10,702       $11,214
 7/31/1995        10,423        11,059       $10,586       $10,233       $11,368       $11,664
 8/31/1995        10,461        11,100       $10,675       $10,279       $10,935       $11,768
 9/30/1995        10,663        11,314       $10,748       $10,323       $11,148       $12,224
10/31/1995        10,663        11,314       $10,878       $10,369       $10,849       $12,118
11/30/1995        10,924        11,591       $11,029       $10,413       $11,150       $12,656
12/31/1995        11,086        11,762       $11,145       $10,459       $11,600       $12,862
 1/31/1996        11,283        11,972       $11,256       $10,504       $11,647       $13,236
 2/29/1996        11,253        11,940       $11,118       $10,544       $11,687       $13,431
 3/31/1996        11,266        11,954       $11,034       $10,586       $11,934       $13,566
 4/30/1996        11,346        12,038       $10,987       $10,628       $12,282       $13,823
 5/31/1996        11,425        12,123       $10,963       $10,670       $12,056       $14,177
 6/30/1996        11,483        12,184       $11,083       $10,712       $12,123       $14,131
 7/31/1996        11,252        11,939       $11,116       $10,756       $11,769       $13,391
 8/31/1996        11,352        12,046       $11,121       $10,800       $11,795       $13,798
 9/30/1996        11,711        12,427       $11,278       $10,843       $12,109       $14,549
10/31/1996        11,923        12,651       $11,487       $10,887       $11,985       $14,815
11/30/1996        12,407        13,165       $11,638       $10,931       $12,462       $15,860
12/31/1996        12,250        12,998       $11,551       $10,976       $12,302       $15,669
 1/31/1997        12,518        13,282       $11,595       $11,021       $11,871       $16,536
 2/28/1997        12,559        13,326       $11,604       $11,062       $12,066       $16,554
 3/31/1997        12,307        13,058       $11,514       $11,107       $12,109       $15,805
 4/30/1997        12,650        13,422       $11,658       $11,152       $12,173       $16,583
 5/31/1997        13,107        13,907       $11,749       $11,199       $12,966       $17,716
 6/30/1997        13,459        14,281       $11,858       $11,245       $13,680       $18,452
 7/31/1997        14,014        14,870       $12,117       $11,294       $13,902       $19,899
 8/31/1997        13,606        14,437       $12,049       $11,342       $12,863       $19,092
 9/30/1997        14,042        14,899       $12,193       $11,389       $13,584       $20,174
10/31/1997        13,842        14,687       $12,353       $11,438       $12,539       $19,497
11/30/1997        14,053        14,911       $12,367       $11,486       $12,411       $20,243
12/31/1997        14,243        15,113       $12,475       $11,535       $12,519       $20,649
 1/31/1998        14,390        15,269       $12,670       $11,585       $13,091       $20,756
 2/28/1998        14,876        15,785       $12,639       $11,630       $13,932       $22,240
 3/31/1998        15,255        16,187       $12,670       $11,680       $14,361       $23,343
 4/30/1998        15,369        16,308       $12,730       $11,728       $14,474       $23,572
 5/31/1998        15,267        16,199       $12,822       $11,777       $14,404       $22,990
 6/30/1998        15,533        16,481       $12,907       $11,825       $14,513       $23,768
 7/31/1998        15,464        16,408       $12,954       $11,876       $14,660       $23,336
 8/31/1998        14,479        15,363       $13,239       $11,927       $12,843       $19,761
 9/30/1998        14,978        15,892       $13,602       $11,976       $12,449       $21,109
10/31/1998        15,589        16,541       $13,638       $12,024       $13,746       $22,712
11/30/1998        15,993        16,969       $13,570       $12,070       $14,450       $24,101
12/31/1998        16,475        17,481       $13,606       $12,117       $15,019       $25,633
 1/31/1999        16,721        17,742       $13,675       $12,163       $14,974       $26,503
 2/28/1999        16,351        17,350       $13,442       $12,203       $14,618       $25,565
 3/31/1999        16,673        17,691       $13,542       $12,248       $15,227       $26,503
 4/30/1999        17,008        18,046       $13,575       $12,291       $15,844       $27,699
 5/31/1999        16,735        17,757       $13,458       $12,335       $15,028       $27,173
 6/30/1999        17,106        18,150       $13,496       $12,378       $15,614       $28,546
 7/31/1999        16,919        17,952       $13,495       $12,425       $16,078       $27,680
 8/31/1999        16,856        17,886       $13,530       $12,474       $16,137       $27,365
 9/30/1999        16,797        17,823       $13,648       $12,522       $16,300       $26,666
10/31/1999        17,211        18,262       $13,650       $12,573       $16,912       $28,339
11/30/1999        17,488        18,528       $13,648       $12,623       $17,499       $29,132
12/31/1999        17,974        19,039       $13,594       $12,677       $19,070       $30,991
 1/31/2000        17,496        18,535       $13,529       $12,732       $17,859       $29,776
 2/29/2000        17,578        18,622       $13,641       $12,784       $18,339       $30,052
 3/31/2000        18,296        19,389       $13,826       $12,841       $19,051       $32,406
 4/30/2000        17,994        19,086       $13,801       $12,899       $18,049       $31,264
 5/31/2000        17,843        18,927       $13,858       $12,961       $17,608       $30,386
 6/30/2000        18,210        19,315       $14,088       $13,023       $18,297       $31,285
 7/31/2000        18,086        19,184       $14,180       $13,090       $17,530       $30,733
 8/31/2000        18,556        19,693       $14,341       $13,156       $17,683       $33,012
 9/30/2000        18,261        19,351       $14,477       $13,221       $16,822       $31,517
10/31/2000        18,247        19,336       $14,576       $13,288       $16,425       $31,068
11/30/2000        17,816        18,882       $14,794       $13,353       $15,809       $28,205
12/31/2000        18,044        19,119       $15,072       $13,422       $16,370       $28,679
 1/31/2001        18,380        19,487       $15,264       $13,486       $16,362       $29,660
 2/28/2001        17,826        18,904       $15,415       $13,540       $15,135       $26,950
 3/31/2001        17,449        18,504       $15,544       $13,595       $14,125       $25,193
 4/30/2001        17,962        19,044       $15,470       $13,646       $15,107       $27,213
 5/31/2001        17,977        19,075       $15,531       $13,692       $14,574       $27,432
 6/30/2001        17,813        18,902       $15,579       $13,733       $13,978       $26,926
 7/31/2001        17,843        18,933       $15,892       $13,773       $13,723       $26,482
 8/31/2001        17,518        18,591       $16,044       $13,810       $13,376       $24,919
 9/30/2001        17,012        18,069       $16,427       $13,843       $12,021       $22,720
10/31/2001        17,338        18,414       $16,690       $13,871       $12,329       $23,249
11/30/2001        17,769        18,868       $16,467       $13,893       $12,784       $25,040
12/31/2001        17,857        18,974       $16,357       $13,913       $12,859       $25,393
 1/31/2002        17,676        18,783       $16,423       $13,931       $12,176       $25,074
 2/28/2002        17,570        18,688       $16,577       $13,946       $12,261       $24,562
 3/31/2002        17,911        19,044       $16,277       $13,963       $12,925       $25,638
 4/30/2002        17,517        18,644       $16,602       $13,978       $13,010       $24,293
 5/31/2002        17,486        18,612       $16,758       $13,994       $13,175       $24,012
 6/30/2002        16,867        17,957       $16,987       $14,009       $12,651       $22,283
 7/31/2002        16,288        17,345       $17,418       $14,024       $11,402       $20,512
 8/31/2002        16,394        17,458       $17,660       $14,040       $11,376       $20,609
 9/30/2002        15,413        16,421       $18,075       $14,054       $10,154       $18,443
10/31/2002        16,117        17,182       $18,043       $14,068       $10,700       $19,912
11/30/2002        16,607        17,699       $17,803       $14,081       $11,185       $21,117
12/31/2002        16,208        17,270       $18,216       $14,092       $10,810       $19,923
 1/31/2003        15,961        17,025       $18,130       $14,102       $10,359       $19,435
 2/28/2003        15,837        16,894       $18,390       $14,110       $10,121       $19,116
 3/31/2003        15,870        16,924       $18,389       $14,119       $ 9,922       $19,317
 4/30/2003        16,552        17,663       $18,434       $14,127       $10,895       $20,894
 5/31/2003        17,204        18,370       $18,804       $14,136       $11,555       $22,155
 6/30/2003        17,328        18,498       $18,757       $14,143       $11,834       $22,454
 7/31/2003        17,328        18,498       $18,252       $14,150       $12,121       $22,969
 8/31/2003        17,530        18,729       $18,258       $14,155       $12,413       $23,478
 9/30/2003        17,682        18,886       $18,738       $14,161       $12,796       $23,224
10/31/2003        18,073        19,317       $18,509       $14,167       $13,593       $24,629
11/30/2003        18,182        19,433       $18,483       $14,172       $13,895       $24,968
12/31/2003        18,730        20,031       $18,663       $14,179       $14,981       $26,110
 1/31/2004        18,934        20,264       $18,765       $14,185       $15,193       $26,655
 2/29/2004        19,153        20,497       $18,982       $14,191       $15,543       $27,014
 3/31/2004        19,111        20,451       $19,156       $14,196       $15,630       $26,693
 4/30/2004        18,702        20,017       $18,616       $14,202       $15,277       $26,141
 5/31/2004        18,765        20,100       $18,550       $14,208       $15,329       $26,520
 6/30/2004        18,968        20,314       $18,601       $14,215       $15,665       $27,048
 7/31/2004        18,653        19,996       $18,739       $14,223       $15,156       $26,025
 8/31/2004        18,842        20,180       $19,065       $14,233       $15,222       $26,132
 9/30/2004        18,992        20,355       $19,069       $14,245       $15,620       $26,534
10/31/2004        19,245        20,625       $19,221       $14,259       $16,153       $26,969
11/30/2004        19,593        20,995       $18,983       $14,275       $17,256       $28,223
12/31/2004        19,971        21,413       $19,093       $14,293       $18,014       $29,229
 1/31/2005        19,684        21,125       $19,076       $14,313       $17,684       $28,450
 2/28/2005        19,843        21,277       $18,920       $14,333       $18,448       $29,077

WELLS FARGO OUTLOOK FUNDS                                 PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

GROWTH OF $10,000 INVESTMENT(9) (AS OF FEBRUARY 28, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLES WERE DEPICTED AS LINE CHARTS IN THE PRINTED MATERIAL.]

                         Wells Fargo Outlook 2020 Fund

                                             LEHMAN        IMONEYNET
                WELLS FARGO   WELLS FARGO   BROTHERS      ALL TAXABLE
               OUTLOOK 2020  OUTLOOK 2020   TREASURY       MONEY FUND     MSCI EAFE      RUSSELL
                  CLASS A       CLASS I     3-5 YEAR        AVERAGE         INDEX      3000 INDEX
                  -------       -------     --------        -------         -----      ----------
 2/28/1995         9,425        10,000       $10,000       10,000.00       $10,000       $10,000
 3/31/1995         9,606        10,192       $10,055       10,047.00       $10,624       $10,249
 4/30/1995         9,821        10,420       $10,182       10,093.22       $11,023       $10,517
 5/31/1995        10,176        10,796       $10,521       10,140.65       $10,892       $10,899
 6/30/1995        10,348        10,979       $10,593       10,186.29       $10,702       $11,214
 7/31/1995        10,592        11,238       $10,586       10,233.14       $11,368       $11,664
 8/31/1995        10,620        11,268       $10,675       10,279.19       $10,935       $11,768
 9/30/1995        10,870        11,533       $10,748       10,323.39       $11,148       $12,224
10/31/1995        10,832        11,493       $10,878       10,368.82       $10,849       $12,118
11/30/1995        11,154        11,834       $11,029       10,413.40       $11,150       $12,656
12/31/1995        11,346        12,038       $11,145       10,459.22       $11,600       $12,862
 1/31/1996        11,598        12,305       $11,256       10,504.20       $11,647       $13,236
 2/29/1996        11,588        12,294       $11,118       10,544.11       $11,687       $13,431
 3/31/1996        11,627        12,336       $11,034       10,586.29       $11,934       $13,566
 4/30/1996        11,734        12,450       $10,987       10,627.58       $12,282       $13,823
 5/31/1996        11,861        12,584       $10,963       10,670.09       $12,056       $14,177
 6/30/1996        11,915        12,642       $11,083       10,711.70       $12,123       $14,131
 7/31/1996        11,562        12,267       $11,116       10,755.62       $11,769       $13,391
 8/31/1996        11,699        12,413       $11,121       10,799.71       $11,795       $13,798
 9/30/1996        12,164        12,905       $11,278       10,842.91       $12,109       $14,549
10/31/1996        12,391        13,146       $11,487       10,887.37       $11,985       $14,815
11/30/1996        13,052        13,848       $11,638       10,930.92       $12,462       $15,860
12/31/1996        12,845        13,629       $11,551       10,975.74       $12,302       $15,669
 1/31/1997        13,224        14,030       $11,595       11,020.74       $11,871       $16,536
 2/28/1997        13,286        14,095       $11,604       11,061.51       $12,066       $16,554
 3/31/1997        12,940        13,728       $11,514       11,106.87       $12,109       $15,805
 4/30/1997        13,403        14,220       $11,658       11,152.40       $12,173       $16,583
 5/31/1997        14,041        14,897       $11,749       11,199.24       $12,966       $17,716
 6/30/1997        14,517        15,402       $11,858       11,245.16       $13,680       $18,452
 7/31/1997        15,294        16,226       $12,117       11,293.51       $13,902       $19,899
 8/31/1997        14,683        15,578       $12,049       11,342.08       $12,863       $19,092
 9/30/1997        15,290        16,222       $12,193       11,388.58       $13,584       $20,174
10/31/1997        14,947        15,858       $12,353       11,437.55       $12,539       $19,497
11/30/1997        15,290        16,222       $12,367       11,485.59       $12,411       $20,243
12/31/1997        15,529        16,476       $12,475       11,534.98       $12,519       $20,649
 1/31/1998        15,709        16,666       $12,670       11,584.58       $13,091       $20,756
 2/28/1998        16,471        17,475       $12,639       11,629.76       $13,932       $22,240
 3/31/1998        17,054        18,094       $12,670       11,679.76       $14,361       $23,343
 4/30/1998        17,200        18,249       $12,730       11,727.65       $14,474       $23,572
 5/31/1998        16,998        18,034       $12,822       11,776.91       $14,404       $22,990
 6/30/1998        17,410        18,471       $12,907       11,825.19       $14,513       $23,768
 7/31/1998        17,263        18,315       $12,954       11,876.04       $14,660       $23,336
 8/31/1998        15,567        16,516       $13,239       11,927.11       $12,843       $19,761
 9/30/1998        16,225        17,214       $13,602       11,976.01       $12,449       $21,109
10/31/1998        17,167        18,214       $13,638       12,023.91       $13,746       $22,712
11/30/1998        17,837        18,924       $13,570       12,069.60       $14,450       $24,101
12/31/1998        18,574        19,707       $13,606       12,116.68       $15,019       $25,633
 1/31/1999        18,970        20,127       $13,675       12,162.72       $14,974       $26,503
 2/28/1999        18,451        19,575       $13,442       12,202.86       $14,618       $25,565
 3/31/1999        18,937        20,091       $13,542       12,248.01       $15,227       $26,503
 4/30/1999        19,483        20,671       $13,575       12,290.87       $15,844       $27,699
 5/31/1999        19,086        20,249       $13,458       12,335.12       $15,028       $27,173
 6/30/1999        19,731        20,934       $13,496       12,378.29       $15,614       $28,546
 7/31/1999        19,420        20,603       $13,495       12,425.33       $16,078       $27,680
 8/31/1999        19,320        20,498       $13,530       12,473.79       $16,137       $27,365
 9/30/1999        19,108        20,273       $13,648       12,522.44       $16,300       $26,666
10/31/1999        19,847        21,056       $13,650       12,572.53       $16,912       $28,339
11/30/1999        20,272        21,507       $13,648       12,622.82       $17,499       $29,132
12/31/1999        21,122        22,424       $13,594       12,677.10       $19,070       $30,991
 1/31/2000        20,350        21,611       $13,529       12,731.61       $17,859       $29,776
 2/29/2000        20,378        21,640       $13,641       12,783.81       $18,339       $30,052
 3/31/2000        21,565        22,901       $13,826       12,841.33       $19,051       $32,406
 4/30/2000        21,026        22,332       $13,801       12,899.12       $18,049       $31,264
 5/31/2000        20,652        21,953       $13,858       12,961.04       $17,608       $30,386
 6/30/2000        21,240        22,568       $14,088       13,023.25       $18,297       $31,285
 7/31/2000        20,962        22,290       $14,180       13,089.67       $17,530       $30,733
 8/31/2000        21,782        23,169       $14,341       13,156.43       $17,683       $33,012
 9/30/2000        21,122        22,462       $14,477       13,220.89       $16,822       $31,517
10/31/2000        20,997        22,329       $14,576       13,288.32       $16,425       $31,068
11/30/2000        20,021        21,302       $14,794       13,353.43       $15,809       $28,205
12/31/2000        20,270        21,565       $15,072       13,421.53       $16,370       $28,679
 1/31/2001        20,743        22,078       $15,264       13,485.96       $16,362       $29,660
 2/28/2001        19,606        20,865       $15,415       13,539.90       $15,135       $26,950
 3/31/2001        18,833        20,050       $15,544       13,595.41       $14,125       $25,193
 4/30/2001        19,780        21,064       $15,470       13,645.72       $15,107       $27,213
 5/31/2001        19,766        21,049       $15,531       13,692.11       $14,574       $27,432
 6/30/2001        19,429        20,695       $15,579       13,733.19       $13,978       $26,926
 7/31/2001        19,325        20,601       $15,892       13,773.02       $13,723       $26,482
 8/31/2001        18,686        19,911       $16,044       13,810.20       $13,376       $24,919
 9/30/2001        17,659        18,841       $16,427       13,843.35       $12,021       $22,720
10/31/2001        18,032        19,234       $16,690       13,871.03       $12,329       $23,249
11/30/2001        18,823        20,084       $16,467       13,893.23       $12,784       $25,040
12/31/2001        18,950        20,206       $16,357       13,912.68       $12,859       $25,393
 1/31/2002        18,664        19,903       $16,423       13,930.76       $12,176       $25,074
 2/28/2002        18,514        19,760       $16,577       13,946.09       $12,261       $24,562
 3/31/2002        18,996        20,283       $16,277       13,962.82       $12,925       $25,638
 4/30/2002        18,408        19,661       $16,602       13,978.18       $13,010       $24,293
 5/31/2002        18,332        19,581       $16,758       13,993.56       $13,175       $24,012
 6/30/2002        17,450        18,649       $16,987       14,008.95       $12,651       $22,283
 7/31/2002        16,601        17,735       $17,418       14,024.36       $11,402       $20,512
 8/31/2002        16,677        17,831       $17,660       14,039.79       $11,376       $20,609
 9/30/2002        15,393        16,455       $18,075       14,053.83       $10,154       $18,443
10/31/2002        16,244        17,373       $18,043       14,067.88       $10,700       $19,912
11/30/2002        16,898        18,081       $17,803       14,080.54       $11,185       $21,117
12/31/2002        16,290        17,425       $18,216       14,091.81       $10,810       $19,923
 1/31/2003        16,000        17,134       $18,130       14,101.67       $10,359       $19,435
 2/28/2003        15,802        16,924       $18,390       14,110.13       $10,121       $19,116
 3/31/2003        15,829        16,948       $18,389       14,118.60       $ 9,922       $19,317
 4/30/2003        16,700        17,889       $18,434       14,127.07       $10,895       $20,894
 5/31/2003        17,465        18,700       $18,804       14,135.55       $11,555       $22,155
 6/30/2003        17,622        18,880       $18,757       14,142.61       $11,834       $22,454
 7/31/2003        17,653        18,929       $18,252       14,149.69       $12,121       $22,969
 8/31/2003        17,929        19,222       $18,258       14,155.35       $12,413       $23,478
 9/30/2003        18,045        19,358       $18,738       14,161.01       $12,796       $23,224
10/31/2003        18,598        19,962       $18,509       14,166.67       $13,593       $24,629
11/30/2003        18,768        20,142       $18,483       14,172.34       $13,895       $24,968
12/31/2003        19,493        20,912       $18,663       14,179.42       $14,981       $26,110
 1/31/2004        19,740        21,191       $18,765       14,185.10       $15,193       $26,655
 2/29/2004        20,002        21,486       $18,982       14,190.77       $15,543       $27,014
 3/31/2004        19,892        21,369       $19,156       14,196.45       $15,630       $26,693
 4/30/2004        19,459        20,909       $18,616       14,202.13       $15,277       $26,141
 5/31/2004        19,567        21,024       $18,550       14,207.81       $15,329       $26,520
 6/30/2004        19,842        21,331       $18,601       14,214.91       $15,665       $27,048
 7/31/2004        19,361        20,819       $18,739       14,223.44       $15,156       $26,025
 8/31/2004        19,500        20,968       $19,065       14,233.40       $15,222       $26,132
 9/30/2004        19,687        21,183       $19,069       14,244.78       $15,620       $26,534
10/31/2004        19,997        21,513       $19,221       14,259.03       $16,153       $26,969
11/30/2004        20,571        22,140       $18,983       14,274.71       $17,256       $28,223
12/31/2004        21,097        22,714       $19,093       14,293.27       $18,014       $29,229
 1/31/2005        20,706        22,314       $19,076       14,313.28       $17,684       $28,450
 2/28/2005        20,987        22,597       $18,920       14,333.32       $18,448       $29,077

                         Wells Fargo Outlook 2030 Fund

                                                          IMONEYNET
            WELLS FARGO   WELLS FARGO   LEHMAN BROTHERS  ALL TAXABLE
           OUTLOOK 2030  OUTLOOK 2030   U.S. TREASURY    MONEY FUND    MSCI EAFE      RUSSELL
            - CLASS A     - CLASS I     3-5 YEAR INDEX     AVERAGE       INDEX      3000 INDEX
            ---------     ---------     ---------------    -------       -----      ----------
Feb-95         9,425        10,000          $10,000       $10,000       $10,000       $10,000
Mar-95         9,633        10,220          $10,055       $10,047       $10,624       $10,249
Apr-95         9,875        10,477          $10,182       $10,093       $11,023       $10,516
May-95        10,295        10,923          $10,521       $10,141       $10,892       $10,898
Jun-95        10,493        11,133          $10,593       $10,186       $10,702       $11,213
Jul-95        10,765        11,421          $10,586       $10,233       $11,368       $11,664
Aug-95        10,793        11,451          $10,675       $10,279       $10,935       $11,768
Sep-95        11,094        11,771          $10,748       $10,323       $11,148       $12,224
Oct-95        11,038        11,711          $10,878       $10,369       $10,849       $12,119
Nov-95        11,415        12,110          $11,029       $10,413       $11,150       $12,657
Dec-95        11,646        12,356          $11,145       $10,459       $11,600       $12,864
Jan-96        11,926        12,653          $11,256       $10,504       $11,647       $13,237
Feb-96        11,926        12,653          $11,118       $10,544       $11,687       $13,433
Mar-96        11,979        12,709          $11,034       $10,586       $11,934       $13,568
Apr-96        12,134        12,874          $10,987       $10,628       $12,282       $13,826
May-96        12,290        13,039          $10,963       $10,670       $12,056       $14,180
Jun-96        12,333        13,084          $11,083       $10,712       $12,123       $14,135
Jul-96        11,902        12,628          $11,116       $10,756       $11,769       $13,395
Aug-96        12,059        12,794          $11,121       $10,800       $11,795       $13,801
Sep-96        12,606        13,375          $11,278       $10,843       $12,109       $14,552
Oct-96        12,862        13,646          $11,487       $10,887       $11,985       $14,818
Nov-96        13,677        14,511          $11,638       $10,931       $12,462       $15,863
Dec-96        13,431        14,249          $11,551       $10,976       $12,302       $15,673
Jan-97        13,885        14,731          $11,595       $11,021       $11,871       $16,539
Feb-97        13,955        14,806          $11,604       $11,062       $12,066       $16,558
Mar-97        13,537        14,362          $11,514       $11,107       $12,109       $15,808
Apr-97        14,094        14,953          $11,658       $11,152       $12,173       $16,587
May-97        14,864        15,770          $11,749       $11,199       $12,966       $17,720
Jun-97        15,455        16,397          $11,858       $11,245       $13,680       $18,457
Jul-97        16,422        17,423          $12,117       $11,294       $13,902       $19,904
Aug-97        15,618        16,570          $12,049       $11,342       $12,863       $19,096
Sep-97        16,393        17,393          $12,193       $11,389       $13,584       $20,179
Oct-97        15,933        16,905          $12,353       $11,438       $12,539       $19,501
Nov-97        16,373        17,371          $12,367       $11,486       $12,411       $20,247
Dec-97        16,673        17,690          $12,475       $11,535       $12,519       $20,652
Jan-98        16,857        17,885          $12,670       $11,585       $13,091       $20,760
Feb-98        17,863        18,952          $12,639       $11,630       $13,932       $22,244
Mar-98        18,625        19,761          $12,670       $11,680       $14,361       $23,347
Apr-98        18,799        19,945          $12,730       $11,728       $14,474       $23,576
May-98        18,528        19,657          $12,822       $11,777       $14,404       $22,994
Jun-98        19,065        20,227          $12,907       $11,825       $14,513       $23,771
Jul-98        18,858        20,008          $12,954       $11,876       $14,660       $23,338
Aug-98        16,539        17,547          $13,239       $11,927       $12,843       $19,763
Sep-98        17,306        18,361          $13,602       $11,976       $12,449       $21,111
Oct-98        18,539        19,670          $13,638       $12,024       $13,746       $22,713
Nov-98        19,435        20,620          $13,570       $12,070       $14,450       $24,103
Dec-98        20,408        21,652          $13,606       $12,117       $15,019       $25,636
Jan-99        20,915        22,190          $13,675       $12,163       $14,974       $26,508
Feb-99        20,231        21,464          $13,442       $12,203       $14,618       $25,569
Mar-99        20,850        22,122          $13,542       $12,248       $15,227       $26,508
Apr-99        21,571        22,886          $13,575       $12,291       $15,844       $27,703
May-99        21,063        22,347          $13,458       $12,335       $15,028       $27,177
Jun-99        21,913        23,249          $13,496       $12,378       $15,614       $28,549
Jul-99        21,462        22,771          $13,495       $12,425       $16,078       $27,684
Aug-99        21,297        22,595          $13,530       $12,474       $16,137       $27,369
Sep-99        20,977        22,256          $13,648       $12,522       $16,300       $26,668
Oct-99        21,963        23,302          $13,650       $12,573       $16,912       $28,340
Nov-99        22,557        23,905          $13,648       $12,623       $17,499       $29,134
Dec-99        23,767        25,188          $13,594       $12,677       $19,070       $30,992
Jan-00        22,733        24,098          $13,529       $12,732       $17,859       $29,777
Feb-00        22,786        24,169          $13,641       $12,784       $18,339       $30,054
Mar-00        24,378        25,843          $13,826       $12,841       $19,051       $32,408
Apr-00        23,651        25,091          $13,801       $12,899       $18,049       $31,267
May-00        23,112        24,524          $13,858       $12,961       $17,608       $30,388
Jun-00        23,896        25,361          $14,088       $13,023       $18,297       $31,288
Jul-00        23,531        24,977          $14,180       $13,090       $17,530       $30,734
Aug-00        24,639        26,157          $14,341       $13,156       $17,683       $33,014
Sep-00        23,585        25,048          $14,477       $13,221       $16,822       $31,519
Oct-00        23,423        24,877          $14,576       $13,288       $16,425       $31,071
Nov-00        22,058        23,439          $14,794       $13,353       $15,809       $28,207
Dec-00        22,343        23,741          $15,072       $13,422       $16,370       $28,680
Jan-01        22,922        24,367          $15,264       $13,486       $16,362       $29,661
Feb-01        21,354        22,699          $15,415       $13,540       $15,135       $26,950
Mar-01        20,275        21,548          $15,544       $13,595       $14,125       $25,193
Apr-01        21,506        22,877          $15,470       $13,646       $15,107       $27,214
May-01        21,464        22,832          $15,531       $13,692       $14,574       $27,431
Jun-01        21,023        22,355          $15,579       $13,733       $13,978       $26,927
Jul-01        20,825        22,146          $15,892       $13,773       $13,723       $26,482
Aug-01        19,930        21,202          $16,044       $13,810       $13,376       $24,920
Sep-01        18,448        19,635          $16,427       $13,843       $12,021       $22,722
Oct-01        18,874        20,101          $16,690       $13,871       $12,329       $23,251
Nov-01        19,898        21,183          $16,467       $13,893       $12,784       $25,042
Dec-01        20,070        21,380          $16,357       $13,913       $12,859       $25,395
Jan-02        19,690        20,978          $16,423       $13,931       $12,176       $25,077
Feb-02        19,500        20,777          $16,577       $13,946       $12,261       $24,566
Mar-02        20,151        21,464          $16,277       $13,963       $12,925       $25,642
Apr-02        19,375        20,659          $16,602       $13,978       $13,010       $24,296
May-02        19,258        20,535          $16,758       $13,994       $13,175       $24,014
Jun-02        18,178        19,378          $16,987       $14,009       $12,651       $22,285
Jul-02        17,061        18,212          $17,418       $14,024       $11,402       $20,513
Aug-02        17,179        18,336          $17,660       $14,040       $11,376       $20,610
Sep-02        15,619        16,670          $18,075       $14,054       $10,154       $18,443
Oct-02        16,621        17,747          $18,043       $14,068       $10,700       $19,912
Nov-02        17,416        18,605          $17,803       $14,081       $11,185       $21,116
Dec-02        16,660        17,812          $18,216       $14,092       $10,810       $19,923
Jan-03        16,352        17,486          $18,130       $14,102       $10,359       $19,435
Feb-03        16,107        17,225          $18,390       $14,110       $10,121       $19,114
Mar-03        16,145        17,262          $18,389       $14,119       $ 9,922       $19,315
Apr-03        17,193        18,373          $18,434       $14,127       $10,895       $20,893
May-03        18,102        19,370          $18,804       $14,136       $11,555       $22,155
Jun-03        18,292        19,570          $18,757       $14,143       $11,834       $22,454
Jul-03        18,277        19,570          $18,252       $14,150       $12,121       $22,968
Aug-03        18,648        19,964          $18,258       $14,155       $12,413       $23,478
Sep-03        18,795        20,118          $18,738       $14,161       $12,796       $23,222
Oct-03        19,477        20,859          $18,509       $14,167       $13,593       $24,627
Nov-03        19,710        21,122          $18,483       $14,172       $13,895       $24,967
Dec-03        20,575        22,043          $18,663       $14,179       $14,981       $26,108
Jan-04        20,904        22,409          $18,765       $14,185       $15,193       $26,654
Feb-04        21,218        22,760          $18,982       $14,191       $15,543       $27,014
Mar-04        21,078        22,612          $19,156       $14,196       $15,630       $26,692
Apr-04        20,575        22,077          $18,616       $14,202       $15,277       $26,140
May-04        20,732        22,244          $18,550       $14,208       $15,329       $26,519
Jun-04        21,075        22,626          $18,601       $14,215       $15,665       $27,046
Jul-04        20,460        21,971          $18,739       $14,223       $15,156       $26,024
Aug-04        20,571        22,089          $19,065       $14,233       $15,222       $26,131
Sep-04        20,823        22,357          $19,069       $14,245       $15,620       $26,533
Oct-04        21,185        22,777          $19,221       $14,259       $16,153       $26,968
Nov-04        21,958        23,599          $18,983       $14,275       $17,256       $28,222
Dec-04        22,605        24,305          $19,093       $14,293       $18,014       $29,227
Jan-05        22,114        23,781          $19,076       $14,313       $17,684       $28,450
Feb-05        22,526        24,221          $18,920       $14,333       $18,448       $29,077

PERFORMANCE HIGHLIGHTS                                 WELLS FARGO OUTLOOK FUNDS
--------------------------------------------------------------------------------

GROWTH OF $10,000 INVESTMENT(9) (AS OF FEBRUARY 28, 2005)
--------------------------------------------------------------------------------

   [THE FOLLOWING TABLE WAS DEPICTED AS A LINE CHART IN THE PRINTED MATERIAL.]

                         Wells Fargo Outlook 2040 Fund

                                                            IMONEYNET
                WELLS FARGO   WELLS FARGO  LB TREASURY     ALL TAXABLE
               OUTLOOK 2040  OUTLOOK 2040    3-5 YEAR      MONEY FUND   MSCI EAFE      RUSSELL
                - CLASS A     - CLASS I     BOND INDEX       AVERAGE      INDEX      3000 INDEX
                ---------     ---------     ----------       -------      -----      ----------
 2/28/1995         9,425        10,000       $10,000       $   10,000    $10,000       $10,000
 3/31/1995         9,669        10,257       $10,055        10,047.00    $10,624       $10,249
 4/30/1995         9,907        10,509       $10,182        10,093.22    $11,023       $10,517
 5/31/1995        10,299        10,925       $10,521        10,140.65    $10,892       $10,899
 6/30/1995        10,533        11,173       $10,593        10,186.29    $10,702       $11,214
 7/31/1995        10,872        11,533       $10,586        10,233.14    $11,368       $11,664
 8/31/1995        10,872        11,533       $10,675        10,279.19    $10,935       $11,768
 9/30/1995        11,208        11,889       $10,748        10,323.39    $11,148       $12,224
10/31/1995        11,116        11,791       $10,878        10,368.82    $10,849       $12,118
11/30/1995        11,521        12,220       $11,029        10,413.40    $11,150       $12,656
12/31/1995        11,755        12,469       $11,145        10,459.22    $11,600       $12,862
 1/31/1996        12,086        12,820       $11,256        10,504.20    $11,647       $13,236
 2/29/1996        12,152        12,891       $11,118        10,544.11    $11,687       $13,431
 3/31/1996        12,230        12,973       $11,034        10,586.29    $11,934       $13,566
 4/30/1996        12,449        13,206       $10,987        10,627.58    $12,282       $13,823
 5/31/1996        12,669        13,438       $10,963        10,670.09    $12,056       $14,177
 6/30/1996        12,712        13,484       $11,083        10,711.70    $12,123       $14,131
 7/31/1996        12,205        12,946       $11,116        10,755.62    $11,769       $13,391
 8/31/1996        12,396        13,149       $11,121        10,799.71    $11,795       $13,798
 9/30/1996        13,023        13,814       $11,278        10,842.91    $12,109       $14,549
10/31/1996        13,262        14,068       $11,487        10,887.37    $11,985       $14,815
11/30/1996        14,174        15,035       $11,638        10,930.92    $12,462       $15,860
12/31/1996        13,919        14,764       $11,551        10,975.74    $12,302       $15,669
 1/31/1997        14,503        15,384       $11,595        11,020.74    $11,871       $16,536
 2/28/1997        14,603        15,491       $11,604        11,061.51    $12,066       $16,554
 3/31/1997        14,119        14,977       $11,514        11,106.87    $12,109       $15,805
 4/30/1997        14,776        15,673       $11,658        11,152.40    $12,173       $16,583
 5/31/1997        15,715        16,670       $11,749        11,199.24    $12,966       $17,716
 6/30/1997        16,402        17,398       $11,858        11,245.16    $13,680       $18,452
 7/31/1997        17,486        18,548       $12,117        11,293.51    $13,902       $19,899
 8/31/1997        16,534        17,538       $12,049        11,342.08    $12,863       $19,092
 9/30/1997        17,421        18,480       $12,193        11,388.58    $13,584       $20,174
10/31/1997        16,771        17,790       $12,353        11,437.55    $12,539       $19,497
11/30/1997        17,299        18,350       $12,367        11,485.59    $12,411       $20,243
12/31/1997        17,605        18,675       $12,475        11,534.98    $12,519       $20,649
 1/31/1998        17,829        18,912       $12,670        11,584.58    $13,091       $20,756
 2/28/1998        19,081        20,240       $12,639        11,629.76    $13,932       $22,240
 3/31/1998        20,042        21,259       $12,670        11,679.76    $14,361       $23,343
 4/30/1998        20,243        21,473       $12,730        11,727.65    $14,474       $23,572
 5/31/1998        19,840        21,046       $12,822        11,776.91    $14,404       $22,990
 6/30/1998        20,518        21,765       $12,907        11,825.19    $14,513       $23,768
 7/31/1998        20,294        21,527       $12,954        11,876.04    $14,660       $23,336
 8/31/1998        17,222        18,268       $13,239        11,927.11    $12,843       $19,761
 9/30/1998        18,132        19,233       $13,602        11,976.01    $12,449       $21,109
10/31/1998        19,658        20,852       $13,638        12,023.91    $13,746       $22,712
11/30/1998        20,780        22,042       $13,570        12,069.60    $14,450       $24,101
12/31/1998        22,037        23,376       $13,606        12,116.68    $15,019       $25,633
 1/31/1999        22,676        24,053       $13,675        12,162.72    $14,974       $26,503
 2/28/1999        21,939        23,272       $13,442        12,202.86    $14,618       $25,565
 3/31/1999        22,748        24,130       $13,542        12,248.01    $15,227       $26,503
 4/30/1999        23,632        25,068       $13,575        12,290.87    $15,844       $27,699
 5/31/1999        23,031        24,430       $13,458        12,335.12    $15,028       $27,173
 6/30/1999        24,174        25,642       $13,496        12,378.29    $15,614       $28,546
 7/31/1999        23,583        25,016       $13,495        12,425.33    $16,078       $27,680
 8/31/1999        23,386        24,807       $13,530        12,473.79    $16,137       $27,365
 9/30/1999        22,943        24,337       $13,648        12,522.44    $16,300       $26,666
10/31/1999        24,247        25,721       $13,650        12,572.53    $16,912       $28,339
11/30/1999        25,023        26,527       $13,648        12,622.82    $17,499       $29,132
12/31/1999        26,670        28,279       $13,594        12,677.10    $19,070       $30,991
 1/31/2000        25,333        26,882       $13,529        12,731.61    $17,859       $29,776
 2/29/2000        25,373        26,925       $13,641        12,783.81    $18,339       $30,052
 3/31/2000        27,337        29,021       $13,826        12,841.33    $19,051       $32,406
 4/30/2000        26,337        27,980       $13,801        12,899.12    $18,049       $31,264
 5/31/2000        25,581        27,182       $13,858        12,961.04    $17,608       $30,386
 6/30/2000        26,593        28,276       $14,088        13,023.25    $18,297       $31,285
 7/31/2000        26,039        27,676       $14,180        13,089.67    $17,530       $30,733
 8/31/2000        27,460        29,205       $14,341        13,156.43    $17,683       $33,012
 9/30/2000        25,998        27,662       $14,477        13,220.89    $16,822       $31,517
10/31/2000        25,700        27,333       $14,576        13,288.32    $16,425       $31,068
11/30/2000        23,751        25,276       $14,794        13,353.43    $15,809       $28,205
12/31/2000        23,999        25,538       $15,072        13,421.53    $16,370       $28,679
 1/31/2001        24,712        26,306       $15,264        13,485.96    $16,362       $29,660
 2/28/2001        22,558        24,018       $15,415        13,539.90    $15,135       $26,950
 3/31/2001        21,118        22,497       $15,544        13,595.41    $14,125       $25,193
 4/30/2001        22,704        24,187       $15,470        13,645.72    $15,107       $27,213
 5/31/2001        22,675        24,156       $15,531        13,692.11    $14,574       $27,432
 6/30/2001        22,093        23,557       $15,579        13,733.19    $13,978       $26,926
 7/31/2001        21,729        23,173       $15,892        13,773.02    $13,723       $26,482
 8/31/2001        20,565        21,929       $16,044        13,810.20    $13,376       $24,919
 9/30/2001        18,731        19,979       $16,427        13,843.35    $12,021       $22,720
10/31/2001        19,167        20,455       $16,690        13,871.03    $12,329       $23,249
11/30/2001        20,477        21,852       $16,467        13,893.23    $12,784       $25,040
12/31/2001        20,683        22,085       $16,357        13,912.68    $12,859       $25,393
 1/31/2002        20,240        21,602       $16,423        13,930.76    $12,176       $25,074
 2/28/2002        19,975        21,322       $16,577        13,946.09    $12,261       $24,562
 3/31/2002        20,771        22,178       $16,277        13,962.82    $12,925       $25,638
 4/30/2002        19,828        21,198       $16,602        13,978.18    $13,010       $24,293
 5/31/2002        19,680        21,027       $16,758        13,993.56    $13,175       $24,012
 6/30/2002        18,340        19,603       $16,987        14,008.95    $12,651       $22,283
 7/31/2002        17,039        18,213       $17,418        14,024.36    $11,402       $20,512
 8/31/2002        17,128        18,322       $17,660        14,039.79    $11,376       $20,609
 9/30/2002        15,370        16,451       $18,075        14,053.83    $10,154       $18,443
10/31/2002        16,511        17,658       $18,043        14,067.88    $10,700       $19,912
11/30/2002        17,415        18,645       $17,803        14,080.54    $11,185       $21,117
12/31/2002        16,545        17,719       $18,216        14,091.81    $10,810       $19,923
 1/31/2003        16,201        17,355       $18,130        14,101.67    $10,359       $19,435
 2/28/2003        15,931        17,054       $18,390        14,110.13    $10,121       $19,116
 3/31/2003        15,941        17,076       $18,389        14,118.60    $ 9,922       $19,317
 4/30/2003        17,126        18,347       $18,434        14,127.07    $10,895       $20,894
 5/31/2003        18,145        19,443       $18,804        14,135.55    $11,555       $22,155
 6/30/2003        18,356        19,680       $18,757        14,142.61    $11,834       $22,454
 7/31/2003        18,446        19,776       $18,252        14,149.69    $12,121       $22,969
 8/31/2003        18,852        20,222       $18,258        14,155.35    $12,413       $23,478
 9/30/2003        18,927        20,302       $18,738        14,161.01    $12,796       $23,224
10/31/2003        19,785        21,243       $18,509        14,166.67    $13,593       $24,629
11/30/2003        20,056        21,530       $18,483        14,172.34    $13,895       $24,968
12/31/2003        21,025        22,590       $18,663        14,179.42    $14,981       $26,110
 1/31/2004        21,418        23,023       $18,765        14,185.10    $15,193       $26,655
 2/29/2004        21,750        23,375       $18,982        14,190.77    $15,543       $27,014
 3/31/2004        21,539        23,151       $19,156        14,196.45    $15,630       $26,693
 4/30/2004        21,055        22,638       $18,616        14,202.13    $15,277       $26,141
 5/31/2004        21,252        22,862       $18,550        14,207.81    $15,329       $26,520
 6/30/2004        21,629        23,279       $18,601        14,214.91    $15,665       $27,048
 7/31/2004        20,874        22,462       $18,739        14,223.44    $15,156       $26,025
 8/31/2004        20,965        22,558       $19,065        14,233.40    $15,222       $26,132
 9/30/2004        21,267        22,894       $19,069        14,244.78    $15,620       $26,534
10/31/2004        21,674        23,343       $19,221        14,259.03    $16,153       $26,969
11/30/2004        22,611        24,352       $18,983        14,274.71    $17,256       $28,223
12/31/2004        23,375        25,174       $19,093        14,293.27    $18,014       $29,229
 1/31/2005        22,796        24,558       $19,076        14,313.28    $17,684       $28,450
 2/28/2005        23,269        25,093       $18,920        14,333.32    $18,448       $29,077

(1) THE FUNDS' ADVISER HAS COMMITTED THROUGH JUNE 30, 2006, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN A CERTAIN NET OPERATING EXPENSE RATIO FOR THE FUNDS. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Funds' returns would have been lower.

      Performance shown for Class A, Class B, and Class C shares of each of the WELLS FARGO OUTLOOK FUNDS (formerly LifePath Funds) for periods prior to November 8, 1999, reflects performance of the Class A, Class B, and Class C shares of the corresponding Stagecoach LifePath Funds, their predecessor funds. Performance shown for the Class B shares of the OUTLOOK TODAY FUND (formerly LifePath Opportunity Fund) for periods prior to August 1, 1998 reflects the performance of the Class A shares of the OUTLOOK TODAY FUND adjusted to reflect the Class B shares contingent-deferred sales charge (CDSC) and expenses. Performance shown for the Class B shares of all other OUTLOOK FUNDS for periods prior to March 1, 1997 reflects the performance of the Class A shares of the corresponding OUTLOOK FUNDS adjusted to reflect the Class B share CDSCs and expenses. Performance shown for the Class C shares of the OUTLOOK 2040 FUND (formerly LifePath 2040 Fund) for periods prior to July 1, 1998 reflects the performance of the Class A shares of the OUTLOOK 2040 FUND adjusted to reflect the Class C shares CDSCs and expenses. Performance shown for the Class C shares of all other OUTLOOK FUNDS for periods prior to December 1, 1998 reflects the performance of the Class A shares of the corresponding OUTLOOK FUNDS adjusted to reflect the Class C share CDSCs and expenses. Performance shown for Institutional Class shares of each of the WELLS FARGO OUTLOOK FUNDS for periods prior to November 8, 1999, reflects performance of the Class A shares of the corresponding Stagecoach LifePath Funds, their predecessor funds, adjusted to reflect the expenses of the Institutional Class shares. Effective at the close of business November 5, 1999, the Stagecoach Funds were reorganized into the WELLS FARGO FUNDS. Performance for Select Class shares reflects performance of the Institutional Class shares adjusted to reflect expenses of the Select Class shares.

(2) The Wilshire 5000 Index is comprised of over 6,500 U.S. equity securities with readily available price data. The Index includes all New York Stock Exchange and American Stock Exchange issues, and active over-the-counter equity issues. You cannot invest directly in an index.

(3) The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

(4) The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index and includes Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

(5) The Lehman Brothers U.S.Treasury Index is composed of public obligations of the U.S.Treasury with a remaining maturity of one year or more. The Lehman Brothers U.S. Treasury 3-5 Year Index is the 3-5 year component of the U.S. Treasury index that holds obligations with a a minimum maturity of 3 years up to a maximum maturity of 4.9 years.

(6) The iMoneyNet All Taxable Money Fund Average includes all taxable retail and institutional money funds. It is made up of funds in the Treasury Retail, Treasury Institutional, Treasury & Repo Retail, Treasury & Repo Institutional, Government & Agency Retail, Government & Agency Institutional, First Tier Retail, First Tier Institutional, Second Tier Retail, and Second Tier Institutional categories.

(7) The Morgan Stanley Capital International/Europe, Australasia and Far East ("MSCI/EAFE") Index is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia and the Far East. You cannot invest directly in an index.

(8) Portfolio holdings and characteristics are subject to change.

(9) The charts compare the performance of the WELLS FARGO OUTLOOK FUNDS Class A and Institutional Class shares for the most recent ten years with the Lehman Brothers U.S. Treasury 3-5 Year Index, MSCI/EAFE, the iMoneyNet All Taxable Money Fund Average, and the Russell 3000(R) Index. The charts assume a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.The indices presented do not incur expenses and are not available directly for investment. Had these indices incurred operating expenses, their performance would have been lower.

WELLS FARGO OUTLOOK FUNDS                                          FUND EXPENSES
--------------------------------------------------------------------------------

      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

      The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 31, 2004 to February 28, 2005).

ACTUAL EXPENSES

      The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                           Beginning        Ending
                                                            Account         Account        Expenses           Net Annual
                                                             Value           Value        Paid During          Expense
                                                           8/31/2004       2/28/2005      the Period*           Ratio
Wells Fargo Outlook Today Fund
------------------------------------------------------------------------------------------------------------------------
Wells Fargo Outlook Today Fund - Class A
Actual                                                     $1,000.00       $1,034.50       $    6.41            1.27%
------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% annual return before expenses)            $1,000.00       $1,018.50       $    6.36            1.27%
------------------------------------------------------------------------------------------------------------------------
Wells Fargo Outlook Today Fund - Class B
Actual                                                     $1,000.00       $1,030.70       $   10.17            2.02%
------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% annual return before expenses)            $1,000.00       $1,014.78       $   10.09            2.02%
------------------------------------------------------------------------------------------------------------------------
Wells Fargo Outlook Today Fund - Class C
Actual                                                     $1,000.00       $1,029.90       $   10.17            2.02%
------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% annual return before expenses)            $1,000.00       $1,014.78       $   10.09            2.02%
------------------------------------------------------------------------------------------------------------------------
Wells Fargo Outlook Today Fund - Institutional Class
Actual                                                     $1,000.00       $1,036.50       $    4.90            0.97%
------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% annual return before expenses)            $1,000.00       $1,019.98       $    4.86            0.97%
------------------------------------------------------------------------------------------------------------------------
Wells Fargo Outlook Today Fund - Select Class
Actual                                                     $1,000.00       $1,037.50       $    3.79            0.75%
------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% annual return before expenses)            $1,000.00       $1,021.08       $    3.76            0.75%
------------------------------------------------------------------------------------------------------------------------

Wells Fargo Outlook 2010 Fund
------------------------------------------------------------------------------------------------------------------------
Wells Fargo Outlook 2010 Fund - Class A
Actual                                                     $1,000.00       $1,053.10       $    6.47            1.27%
------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% annual return before expenses)            $1,000.00       $1,018.50       $    6.36            1.27%
------------------------------------------------------------------------------------------------------------------------
Wells Fargo Outlook 2010 Fund - Class B
Actual                                                     $1,000.00       $1,048.80       $   10.26            2.02%
------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% annual return before expenses)            $1,000.00       $1,014.78       $   10.09            2.02%
------------------------------------------------------------------------------------------------------------------------
Wells Fargo Outlook 2010 Fund - Class C
Actual                                                     $1,000.00       $1,048.80       $   10.26            2.02%
------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% annual return before expenses)            $1,000.00       $1,014.78       $   10.09            2.02%

FUND EXPENSES                                          WELLS FARGO OUTLOOK FUNDS
--------------------------------------------------------------------------------

                                                           Beginning        Ending
                                                            Account         Account        Expenses           Net Annual
                                                             Value           Value        Paid During          Expense
                                                           8/31/2004       2/28/2005      the Period*           Ratio
Wells Fargo Outlook 2010 Fund (continued)
------------------------------------------------------------------------------------------------------------------------
Wells Fargo Outlook 2010 Fund - Institutional Class
Actual                                                     $1,000.00       $1,054.40       $    4.94            0.97%
------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% annual return before expenses)            $1,000.00       $1,019.98       $    4.86            0.97%
------------------------------------------------------------------------------------------------------------------------
Wells Fargo Outlook 2010 Fund - Select Class
Actual                                                     $1,000.00       $1,054.60       $    3.82            0.75%
------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% annual return before expenses)            $1,000.00       $1,021.08       $    3.76            0.75%

Wells Fargo Outlook 2020 Fund
------------------------------------------------------------------------------------------------------------------------
Wells Fargo Outlook 2020 Fund - Class A
Actual                                                     $1,000.00       $1,076.30       $    6.54            1.27%
------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% annual return before expenses)            $1,000.00       $1,018.50       $    6.36            1.27%
------------------------------------------------------------------------------------------------------------------------
Wells Fargo Outlook 2020 Fund - Class B
Actual                                                     $1,000.00       $1,072.30       $   10.38            2.02%
------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% annual return before expenses)            $1,000.00       $1,014.78       $   10.09            2.02%
------------------------------------------------------------------------------------------------------------------------
Wells Fargo Outlook 2020 Fund - Class C
Actual                                                     $1,000.00       $1,071.70       $   10.38            2.02%
------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% annual return before expenses)            $1,000.00       $1,014.78       $   10.09            2.02%
------------------------------------------------------------------------------------------------------------------------
Wells Fargo Outlook 2020 Fund - Institutional Class
Actual                                                     $1,000.00       $1,077.70       $    5.00            0.97%
------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% annual return before expenses)            $1,000.00       $1,019.98       $    4.86            0.97%
------------------------------------------------------------------------------------------------------------------------
Wells Fargo Outlook 2020 Fund - Select Class
Actual                                                     $1,000.00       $1,079.60       $    3.87            0.75%
------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% annual return before expenses)            $1,000.00       $1,021.08       $    3.76            0.75%

Wells Fargo Outlook 2030 Fund
------------------------------------------------------------------------------------------------------------------------
Wells Fargo Outlook 2030 Fund - Class A
Actual                                                     $1,000.00       $1,095.10       $    6.60            1.27%
------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% annual return before expenses)            $1,000.00       $1,018.50       $    6.36            1.27%
------------------------------------------------------------------------------------------------------------------------
Wells Fargo Outlook 2030 Fund - Class B
Actual                                                     $1,000.00       $1,090.60       $   10.47            2.02%
------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% annual return before expenses)            $1,000.00       $1,014.78       $   10.09            2.02%
------------------------------------------------------------------------------------------------------------------------
Wells Fargo Outlook 2030 Fund - Class C
Actual                                                     $1,000.00       $1,090.30       $   10.47            2.02%
------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% annual return before expenses)            $1,000.00       $1,014.78       $   10.09            2.02%
------------------------------------------------------------------------------------------------------------------------
Wells Fargo Outlook 2030 Fund - Institutional Class
Actual                                                     $1,000.00       $1,096.50       $    4.99            0.96%
------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% annual return before expenses)            $1,000.00       $1,020.03       $    4.81            0.96%
------------------------------------------------------------------------------------------------------------------------
Wells Fargo Outlook 2030 Fund - Select Class
Actual                                                     $1,000.00       $1,097.70       $    3.90            0.75%
------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% annual return before expenses)            $1,000.00       $1,021.08       $    3.76            0.75%

WELLS FARGO OUTLOOK FUNDS                                          FUND EXPENSES
--------------------------------------------------------------------------------

                                                           Beginning        Ending
                                                            Account         Account        Expenses           Net Annual
                                                             Value           Value        Paid During          Expense
                                                           8/31/2004       2/28/2005      the Period*           Ratio
Wells Fargo Outlook 2040 Fund
------------------------------------------------------------------------------------------------------------------------
Wells Fargo Outlook 2040 Fund - Class A
Actual                                                     $1,000.00       $1,109.90       $    6.64            1.27%
------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% annual return before expenses)            $1,000.00       $1,018.50       $    6.36            1.27%
------------------------------------------------------------------------------------------------------------------------
Wells Fargo Outlook 2040 Fund - Class B
Actual                                                     $1,000.00       $1,105.90       $   10.55            2.02%
------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% annual return before expenses)            $1,000.00       $1,014.78       $   10.09            2.02%
------------------------------------------------------------------------------------------------------------------------
Wells Fargo Outlook 2040 Fund - Class C
Actual                                                     $1,000.00       $1,106.00       $   10.55            2.02%
------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% annual return before expenses)            $1,000.00       $1,014.78       $   10.09            2.02%
------------------------------------------------------------------------------------------------------------------------
Wells Fargo Outlook 2040 Fund - Institutional Class
Actual                                                     $1,000.00       $1,112.40       $    4.98            0.95%
------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% annual return before expenses)            $1,000.00       $1,020.08       $    4.76            0.95%
------------------------------------------------------------------------------------------------------------------------
Wells Fargo Outlook 2040 Fund - Select Class
Actual                                                     $1,000.00       $1,112.90       $    3.93            0.75%
------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% annual return before expenses)            $1,000.00       $1,021.08       $    3.76            0.75%

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR DIVIDED BY THE NUMBER OF DAYS IN THE FISCAL YEAR (TO REFLECT THE ONE-HALF YEAR PERIOD).

                                                    PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK TODAY FUND                      FEBRUARY 28, 2005
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                               VALUE
COMMON STOCK - 35.56%

AGRICULTURAL PRODUCTION CROPS - 0.02%
         192         ALICO INCORPORATED                                                                       $     11,224
         453         CHIQUITA BRANDS INTERNATIONAL
                        INCORPORATED                                                                                10,338

                                                                                                                    21,562
                                                                                                              ------------

AGRICULTURAL PRODUCTION LIVESTOCK &
ANIMAL SPECIALIZED - 0.01%
           6         SEABOARD CORPORATION                                                                            6,420
                                                                                                              ------------

AMUSEMENT & RECREATION SERVICES - 0.08%
         373         GAYLORD ENTERTAINMENT COMPANY+                                                                 15,964
         331         HARRAH'S ENTERTAINMENT INCORPORATED                                                            21,710
         683         INTERNATIONAL GAME TECHNOLOGY                                                                  20,804
         318         MULTIMEDIA GAMES INCORPORATED+<<                                                                3,177
         188         PENN NATIONAL GAMING INCORPORATED+                                                             11,348

                                                                                                                    73,003
                                                                                                              ------------

APPAREL & ACCESSORY STORES - 0.16%
         242         ABERCROMBIE & FITCH COMPANY CLASS A                                                            12,995
         322         AEROPOSTALE INCORPORATED+                                                                      10,272
         444         CHICO'S FAS INCORPORATED+                                                                      13,076
         339         CHRISTOPHER & BANKS CORPORATION                                                                 5,583
       1,242         GAP INCORPORATED                                                                               26,492
         570         KOHL'S CORPORATION+                                                                            27,286
         899         LIMITED BRANDS                                                                                 21,378
         314         NORDSTROM INCORPORATED                                                                         16,881
         533         ROSS STORES INCORPORATED                                                                       14,924

                                                                                                                   148,887
                                                                                                              ------------

APPAREL & OTHER FINISHED PRODUCTS MADE
FROM FABRICS & SIMILAR MATERIALS - 0.13%
       2,470         BENETTON GROUP SPA ADR<<                                                                       60,688
         403         LIZ CLAIBORNE INCORPORATED                                                                     17,047
         378         PHILLIPS-VAN HEUSEN CORPORATION                                                                10,482
         439         QUIKSILVER INCORPORATED+                                                                       13,868
         565         WARNACO GROUP INCORPORATED+                                                                    13,515

                                                                                                                   115,600
                                                                                                              ------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE
STATIONS - 0.04%
         129         AUTOZONE INCORPORATED+<<                                                                       12,500
         236         CARMAX INCORPORATED+                                                                            7,788
         241         COPART INCORPORATED+                                                                            5,615
         237         MARINEMAX INCORPORATED+                                                                         8,120
         242         UNITED AUTO GROUP INCORPORATED                                                                  6,747

                                                                                                                    40,770
                                                                                                              ------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.01%
         263         RYDER SYSTEM INCORPORATED                                                                      11,167
                                                                                                              ------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS
& OPERATIVE BUILDERS - 0.18%
         102         BEAZER HOMES USA INCORPORATED                                                                  17,536
         287         CENTEX CORPORATION                                                                             18,250
         566         D.R. HORTON INCORPORATED                                                                       24,768
          82         KB HOME                                                                                        10,234
         271         LENNAR CORPORATION CLASS A                                                                     16,482

SHARES               SECURITY NAME                                                                               VALUE
       2,140         VIVENDI UNIVERSAL SA ADR+<<                                                              $     67,753
         243         WCI COMMUNITIES INCORPORATED+                                                                   8,432

                                                                                                                   163,455
                                                                                                              ------------

BUILDING MATERIALS, HARDWARE, GARDEN
SUPPLY & MOBILE HOME DEALERS - 0.29%
         238         CENTRAL GARDEN & PET COMPANY+                                                                  10,857
         177         FASTENAL COMPANY                                                                               10,347
       3,831         HOME DEPOT INCORPORATED                                                                       153,317
       1,338         LOWE'S COMPANIES INCORPORATED                                                                  78,648
         363         SHERWIN-WILLIAMS COMPANY                                                                       16,081

                                                                                                                   269,250
                                                                                                              ------------

BUSINESS SERVICES - 2.15%
         826         24/7 REAL MEDIA INCORPORATED+                                                                   3,048
         449         AARON RENTS INCORPORATED                                                                        9,186
         470         ADOBE SYSTEMS INCORPORATED                                                                     29,022
         267         ADVO INCORPORATED                                                                               9,791
         388         AKAMAI TECHNOLOGIES INCORPORATED+                                                               4,272
         213         ALTIRIS INCORPORATED+                                                                           6,226
         380         ANSYS INCORPORATED+                                                                            13,665
         231         ARBITRON INCORPORATED                                                                           9,367
         462         ASCENTIAL SOFTWARE CORPORATION+                                                                 7,166
         162         ASK JEEVES INCORPORATED+<<                                                                      3,703
         469         ASPECT COMMUNICATIONS CORPORATION+                                                              5,112
         560         AUTODESK INCORPORATED                                                                          16,643
       1,016         AUTOMATIC DATA PROCESSING INCORPORATED                                                         43,647
         181         AVOCENT CORPORATION+                                                                            6,201
         876         BEA SYSTEMS INCORPORATED+<<                                                                     7,271
         834         BISYS GROUP INCORPORATED+                                                                      12,360
         151         BLUE COAT SYSTEMS INCORPORATED+                                                                 2,812
         641         BMC SOFTWARE INCORPORATED+<<                                                                    9,583
         162         CACI INTERNATIONAL INCORPORATED
                        CLASS A+                                                                                     8,741
         765         CADENCE DESIGN SYSTEMS INCORPORATED+                                                           10,542
         366         CATALINA MARKETING CORPORATION                                                                  9,864
       1,967         CENDANT CORPORATION                                                                            43,510
         217         CERNER CORPORATION+                                                                            11,306
         301         CERTEGY INCORPORATED                                                                           10,725
         214         CHECKFREE CORPORATION+<<                                                                        8,247
         372         CITRIX SYSTEMS INCORPORATED+                                                                    8,370
         855         CNET NETWORKS INCORPORATED+                                                                     7,738
         342         COGNEX CORPORATION                                                                              9,473
         333         COGNIZANT TECHNOLOGY
                        SOLUTIONS CORPORATION+                                                                      15,728
         946         COMPUTER ASSOCIATES
                        INTERNATIONAL INCORPORATED<<                                                                25,627
         403         COMPUTER SCIENCES CORPORATION+                                                                 18,631
       1,339         COMPUWARE CORPORATION+                                                                          9,052
         173         COSTAR GROUP INCORPORATED+                                                                      6,372
         497         CSG SYSTEMS
                        INTERNATIONAL INCORPORATED+<<                                                                8,499
         281         DELUXE CORPORATION                                                                             10,970
         459         DIGIMARC CORPORATION+                                                                           3,553
         202         DIGITAL RIVER INCORPORATED+                                                                     6,086
       1,807         EBAY INCORPORATED+                                                                             77,412
         810         ELECTRO RENT CORPORATION+                                                                      11,267
         581         ELECTRONIC ARTS INCORPORATED+                                                                  37,469

                                                    PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK TODAY FUND                      FEBRUARY 28, 2005
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                               VALUE
COMMON STOCK - (CONTINUED)
       1,042         ELECTRONIC DATA SYSTEMS CORPORATION                                                      $     22,195
         434         ELECTRONICS FOR IMAGING INCORPORATED+                                                           7,191
         446         EQUIFAX INCORPORATED                                                                           13,554
         189         F5 NETWORKS INCORPORATED+<<                                                                    10,412
         313         FACTSET RESEARCH SYSTEMS INCORPORATED                                                          10,326
         920         FALCONSTOR SOFTWARE INCORPORATED+<<                                                             6,679
         233         FILENET CORPORATION+                                                                            5,457
       1,480         FIRST DATA CORPORATION                                                                         60,710
         479         FISERV INCORPORATED+                                                                           18,173
         248         GEVITY HR INCORPORATED                                                                          4,504
         438         HUDSON HIGHLAND GROUP INCORPORATED+<<                                                           7,306
         254         HYPERION SOLUTIONS CORPORATION+                                                                12,822
         285         IDX SYSTEMS CORPORATION+                                                                        9,778
         598         IMS HEALTH INCORPORATED                                                                        14,561
         157         INFOSPACE INCORPORATED+<<                                                                       6,509
         413         INTERGRAPH CORPORATION+                                                                        12,295
         359         INTERNET CAPITAL GROUP INCORPORATED+                                                            2,987
         271         INTERNET SECURITY SYSTEMS+                                                                      5,442
         947         INTERPUBLIC GROUP OF
                        COMPANIES INCORPORATED+<<                                                                   12,443
         385         INTUIT INCORPORATED+                                                                           16,478
         142         IPAYMENT INCORPORATED+                                                                          6,112
         414         KORN/FERRY INTERNATIONAL+                                                                       7,940
         228         KRONOS INCORPORATED+                                                                           12,731
         180         MACROMEDIA INCORPORATED+                                                                        6,100
         264         MANHATTAN ASSOCIATES INCORPORATED+<<                                                            5,246
         636         MENTOR GRAPHICS CORPORATION+<<                                                                  8,764
         191         MERCURY INTERACTIVE CORPORATION+<<                                                              8,763
      15,919         MICROSOFT CORPORATION                                                                         400,840
          79         MICROSTRATEGY INCORPORATED CLASS A+                                                             5,587
         243         MONSTER WORLDWIDE INCORPORATED+                                                                 7,010
         862         MPS GROUP INCORPORATED+                                                                         9,258
         351         NCO GROUP INCORPORATED+                                                                         7,059
         698         NCR CORPORATION+                                                                               27,215
         959         NOVELL INCORPORATED+                                                                            5,025
         318         OMNICOM GROUP INCORPORATED                                                                     28,960
       6,534         ORACLE CORPORATION+                                                                            84,354
         312         PACKETEER INCORPORATED+                                                                         4,936
         269         PALMSOURCE INCORPORATED+<<                                                                      2,722
         653         PEROT SYSTEMS CORPORATION CLASS A+                                                              8,659
         327         RADISYS CORPORATION+                                                                            4,980
         408         RED HAT INCORPORATED+<<                                                                         4,676
       3,864         RENTOKIL INITIAL PLC ADR                                                                       58,969
         843         REUTERS GROUP PLC ADR                                                                          39,865
         443         ROBERT HALF INTERNATIONAL INCORPORATED                                                         12,922
         390         RSA SECURITY INCORPORATED+                                                                      6,373
         635         S1 CORPORATION+                                                                                 4,877
         182         SAFENET INCORPORATED+                                                                           5,460
       1,578         SAP AG<<                                                                                       63,988
         475         SECURE COMPUTING CORPORATION+                                                                   4,322
         279         SERENA SOFTWARE INCORPORATED+<<                                                                 6,445
       1,119         SIEBEL SYSTEMS INCORPORATED+                                                                    9,545
         410         SOTHEBY'S HOLDINGS INCORPORATED+                                                                7,306
       7,099         SUN MICROSYSTEMS INCORPORATED+<<                                                               29,958
         550         SUNGARD DATA SYSTEMS INCORPORATED+                                                             14,360
       1,188         SYMANTEC CORPORATION+<<                                                                        26,148
         388         SYNOPSYS INCORPORATED+<<                                                                        7,023

SHARES               SECURITY NAME                                                                               VALUE
         318         TAKE-TWO INTERACTIVE
                        SOFTWARE INCORPORATED+<<                                                              $     11,661
         349         TRANSACTION SYSTEMS ARCHITECTS
                        INCORPORATED CLASS A+                                                                        8,160
          18         TRAVELZOO INCORPORATED+                                                                         1,110
         995         UNISYS CORPORATION+                                                                             7,642
         396         UNITED ONLINE INCORPORATED+                                                                     4,297
         361         UNITED RENTALS INCORPORATED+                                                                    6,830
         566         VALUECLICK INCORPORATED+                                                                        7,160
         497         VERISIGN INCORPORATED+<<                                                                       13,628
         816         VERITAS SOFTWARE CORPORATION+                                                                  19,763
         502         VERITY INCORPORATED+                                                                            5,949
         144         WEBSENSE INCORPORATED+                                                                          8,618
         532         WIND RIVER SYSTEMS INCORPORATED+                                                                7,161
         841         WPP GROUP PLC ADR<<                                                                            48,357
       1,936         YAHOO! INCORPORATED+                                                                           62,475

                                                                                                                 1,985,388
                                                                                                              ------------

CHEMICALS & ALLIED PRODUCTS - 3.37%
       2,669         ABBOTT LABORATORIES                                                                           122,747
         541         ABGENIX INCORPORATED+<<                                                                         4,469
         511         AIR PRODUCTS & CHEMICALS INCORPORATED                                                          31,999
       1,977         AKZO NOBEL NV ADR                                                                              89,143
         270         ALBERTO-CULVER COMPANY CLASS B                                                                 14,113
         292         ALEXION PHARMACEUTICALS INCORPORATED+                                                           6,818
         626         ALKERMES INCORPORATED+                                                                          7,312
         342         ALPHARMA INCORPORATED CLASS A                                                                   4,487
       2,195         AMGEN INCORPORATED+                                                                           135,234
       1,719         ASTRAZENECA PLC ADR                                                                            68,313
         221         ATHEROGENICS INCORPORATED+                                                                      3,649
         322         AVERY DENNISON CORPORATION                                                                     19,545
         898         AVON PRODUCTS INCORPORATED                                                                     38,407
         198         BARR LABORATORIES INCORPORATED+                                                                 9,453
       3,337         BRISTOL-MYERS SQUIBB COMPANY                                                                   83,525
         343         CAMBREX CORPORATION                                                                             7,783
         102         CHARLES RIVER LABORATORIES INTERNATIONAL
                        INCORPORATED+                                                                                4,702
         221         CHIRON CORPORATION+<<                                                                           7,863
         299         CLOROX COMPANY                                                                                 17,952
         869         COLGATE PALMOLIVE COMPANY                                                                      45,988
       1,400         CORIXA CORPORATION+                                                                             5,432
         464         CUBIST PHARMACEUTICALS INCORPORATED+                                                            4,779
         425         DENDREON CORPORATION+<<                                                                         2,792
         139         DIGENE CORPORATION+                                                                             3,340
         521         DISCOVERY LABORATORIES INCORPORATED+                                                            3,058
       1,659         DOW CHEMICAL COMPANY                                                                           91,494
       1,648         DU PONT (E.I.) DE NEMOURS & COMPANY                                                            87,838
         279         EASTMAN CHEMICAL COMPANY                                                                       16,109
         417         ECOLAB INCORPORATED                                                                            13,223
       1,690         ELI LILLY & COMPANY                                                                            94,640
         297         EPIX MEDICAL INCORPORATED+<<                                                                    2,486
         301         FMC CORPORATION+                                                                               14,857
         667         FOREST LABORATORIES INCORPORATED+<<                                                            28,481
         791         GENENTECH INCORPORATED+                                                                        37,335
         470         GENZYME CORPORATION+                                                                           26,362
         185         GEORGIA GULF CORPORATION                                                                        9,770
         844         GILEAD SCIENCES INCORPORATED+                                                                  29,160
       1,735         GILLETTE COMPANY                                                                               87,184

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2005                                WELLS FARGO OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                               VALUE
COMMON STOCK - (CONTINUED)
       2,447         GLAXOSMITHKLINE PLC ADR<<                                                                $    117,994
         428         GREAT LAKES CHEMICAL CORPORATION                                                               11,428
         453         HOSPIRA INCORPORATED+                                                                          13,409
         200         IDEXX LABORATORIES INCORPORATED+                                                               11,090
         142         IMCLONE SYSTEMS INCORPORATED+                                                                   6,285
         295         IMMUCOR INCORPORATED+                                                                           8,763
         371         IMPAX LABORATORIES INCORPORATED+                                                                6,329
       1,192         INKINE PHARMACEUTICAL
                        COMPANY INCORPORATED+                                                                        4,399
         369         INSPIRE PHARMACEUTICALS INCORPORATED+                                                           2,937
         316         INTERMUNE INCORPORATED+<<                                                                       3,489
         356         INTERNATIONAL FLAVORS &
                        FRAGRANCES INCORPORATED                                                                     14,699
         476         IVAX CORPORATION+                                                                               7,611
         313         K-V PHARMACEUTICAL COMPANY CLASS A+                                                             6,811
         659         KING PHARMACEUTICALS INCORPORATED+                                                              6,293
         443         LIGAND PHARMACEUTICALS INCORPORATED
                        CLASS B+<<                                                                                   4,341
         423         LYONDELL CHEMICAL COMPANY                                                                      14,319
          78         MARTEK BIOSCIENCES CORPORATION+                                                                 5,226
         305         MEDICINES COMPANY+<<                                                                            7,107
         505         MEDIMMUNE INCORPORATED+                                                                        12,160
       3,832         MERCK & COMPANY INCORPORATED                                                                  121,474
         190         MGI PHARMA INCORPORATED+                                                                        4,351
         747         MILLENNIUM PHARMACEUTICALS
                        INCORPORATED+                                                                                6,424
         557         MONSANTO COMPANY                                                                               32,740
         582         MOSAIC COMPANY+<<                                                                               9,580
         434         NABI BIOPHARMACEUTICALS+                                                                        5,512
         303         NEKTAR THERAPEUTICS+<<                                                                          5,254
         129         NEUROCRINE BIOSCIENCES INCORPORATED+<<                                                          5,164
       2,868         NOVARTIS AG ADR                                                                               143,314
         273         NOVEN PHARMACEUTICALS INCORPORATED+                                                             4,510
       1,067         NOVO NORDISK A/S ADR<<                                                                         59,805
         299         NPS PHARMACEUTICALS INCORPORATED+                                                               4,288
         258         OM GROUP INCORPORATED+                                                                          8,225
         191         ONYX PHARMACEUTICALS INCORPORATED+                                                              5,528
         791         ORASURE TECHNOLOGIES INCORPORATED+                                                              5,300
         111         OSI PHARMACEUTICALS INCORPORATED+                                                               6,064
         183         PAR PHARMACEUTICAL COMPANIES
                        INCORPORATED+<<                                                                              6,769
         377         PENWEST PHARMACEUTICALS COMPANY+                                                                4,147
         489         PERRIGO COMPANY                                                                                 8,592
      13,255         PFIZER INCORPORATED                                                                           348,474
         129         PHARMION CORPORATION+                                                                           4,360
       1,244         PHARMOS CORPORATION+                                                                              883
         299         PPG INDUSTRIES INCORPORATED                                                                    21,513
         710         PRAXAIR INCORPORATED                                                                           31,829
       4,251         PROCTER & GAMBLE COMPANY                                                                      225,686
         265         PROTEIN DESIGN LABS INCORPORATED+<<                                                             3,970
       2,320         ROCHE HOLDING AG ADR                                                                          122,712
         343         ROHM & HAAS COMPANY                                                                            16,522
         364         SALIX PHARMACEUTICALS LIMITED+                                                                  5,908
       1,782         SANOFI-AVENTIS ADR<<                                                                           71,120
       2,628         SCHERING-PLOUGH CORPORATION                                                                    49,801
         208         SEPRACOR INCORPORATED+<<                                                                       13,410
       5,120         SHISEIDO COMPANY LIMITED<<                                                                     69,913

SHARES               SECURITY NAME                                                                               VALUE
         177         SIGMA-ALDRICH CORPORATION                                                                $     10,905
         455         VALEANT PHARMACEUTICALS INTERNATIONAL                                                          11,034
         662         VERTEX PHARMACEUTICALS INCORPORATED+                                                            7,639
         366         VICURON PHARMACEUTICALS INCORPORATED+                                                           6,350
         246         WATSON PHARMACEUTICALS INCORPORATED+                                                            7,808
       2,331         WYETH                                                                                          95,151

                                                                                                                 3,118,561
                                                                                                              ------------

COAL MINING - 0.01%
         250         MASSEY ENERGY COMPANY<<                                                                        10,895
                                                                                                              ------------

COMMUNICATIONS - 1.80%
         625         ALLTEL CORPORATION                                                                             35,750
         665         AMERICAN TOWER CORPORATION CLASS A+                                                            12,189
       1,671         AT&T CORPORATION                                                                               32,467
         985         AVAYA INCORPORATED+                                                                            13,790
         768         BEASLEY BROADCAST GROUP INCORPORATED
                        CLASS A+                                                                                    13,286
       3,393         BELLSOUTH CORPORATION                                                                          87,539
         888         BRITISH SKY BROADCASTING
                        GROUP PLC ADR<<                                                                             38,726
       1,317         BT GROUP PLC ADR                                                                               53,036
         432         CABLEVISION SYSTEMS NEW YORK GROUP
                        CLASS A+<<                                                                                  13,418
         470         CENTURYTEL INCORPORATED                                                                        15,811
         938         CLEAR CHANNEL COMMUNICATIONS
                        INCORPORATED                                                                                31,217
       3,842         COMCAST CORPORATION CLASS A+                                                                  125,057
         766         CROWN CASTLE INTERNATIONAL
                        CORPORATION+<<                                                                              12,516
       3,570         DEUTSCHE TELEKOM AG ADR+                                                                       74,506
       1,357         DIRECTV GROUP INCORPORATED+                                                                    20,369
         571         ECHOSTAR COMMUNICATIONS CORPORATION
                        CLASS A+<<                                                                                  16,987
         548         EMMIS COMMUNICATIONS CORPORATION
                        CLASS A+                                                                                    10,248
         359         FOUNDRY NETWORKS INCORPORATED+                                                                  3,723
       1,561         FRANCE TELECOM SA ADR                                                                          47,127
         215         GOLDEN TELECOM INCORPORATED<<                                                                   6,334
         678         IAC INTERACTIVECORP+<<                                                                         15,255
       1,049         ITC DELTACOM INCORPORATED+                                                                        776
         156         J2 GLOBAL COMMUNICATIONS
                        INCORPORATED+<<                                                                              5,976
         398         LIBERTY CORPORATION                                                                            17,412
         413         LIBERTY MEDIA INTERNATIONAL
                        INCORPORATED CLASS A+<<                                                                     17,854
       1,929         NEXTEL COMMUNICATIONS INCORPORATED
                        CLASS A+                                                                                    56,770
         425         NEXTEL PARTNERS INCORPORATED CLASS A+<<                                                         8,462
       1,658         NIPPON TELEGRAPH AND TELEPHONE
                        CORPORATION ADR                                                                             35,929
         199         NOVATEL WIRELESS INCORPORATED+                                                                  2,141
         212         NTL INCORPORATED+                                                                              13,757
       2,502         NTT DOCOMO INCORPORATED ADR                                                                    42,409
       6,020         SBC COMMUNICATIONS INCORPORATED                                                               144,781
       2,725         SPRINT CORPORATION-FON GROUP<<                                                                 64,528
       1,283         TELECOM CORPORATION OF NEW ZEALAND
                        LIMITED ADR                                                                                 47,779

                                                    PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK TODAY FUND                      FEBRUARY 28, 2005
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                               VALUE
COMMON STOCK - (CONTINUED)
       2,098         TELEFONICA SA ADR                                                                        $    115,705
         854         TIVO INCORPORATED+<<                                                                            3,424
         544         UNIVISION COMMUNICATIONS
                        INCORPORATED CLASS A+<<                                                                     14,356
         233         UTSTARCOM INCORPORATED+<<                                                                       2,994
       4,958         VERIZON COMMUNICATIONS INCORPORATED                                                           178,339
       6,933         VODAFONE GROUP PLC ADR                                                                        182,269
         234         WEBEX COMMUNICATIONS INCORPORATED+                                                              5,469
         239         WESTERN WIRELESS CORPORATION CLASS A+                                                           9,393
         403         XM SATELLITE RADIO HOLDINGS
                        INCORPORATED+<<                                                                             13,283

                                                                                                              ------------
                                                                                                                 1,663,157

CONSTRUCTION SPECIAL TRADE
CONTRACTORS - 0.03%
         129         CHEMED CORPORATION                                                                              9,211
         333         DYCOM INDUSTRIES INCORPORATED+                                                                  8,974
         189         EMCOR GROUP INCORPORATED+                                                                       9,115

                                                                                                                    27,300
                                                                                                              ------------

DEPOSITORY INSTITUTIONS - 4.12%
       2,843         ABN AMRO HOLDING NV ADR                                                                        78,410
       1,840         ALLIED IRISH BANKS PLC ADR                                                                     78,660
       1,289         AMSOUTH BANCORPORATION                                                                         32,199
       4,865         BANCO BILBAO VIZCAYA ARGENTARIA SA
                        ADR                                                                                         84,116
       4,529         BANCO SANTANDER CENTRAL HISPANO SA
                        ADR                                                                                         55,707
         709         BANCTRUST FINANCIAL GROUP INCORPORATED                                                         14,634
       7,178         BANK OF AMERICA CORPORATION                                                                   334,854
       1,753         BANK OF NEW YORK COMPANY
                        INCORPORATED                                                                                53,028
         591         BANKUNITED FINANCIAL CORPORATION
                        CLASS A+                                                                                    16,725
       2,988         BARCLAYS PLC ADR                                                                              131,323
       1,299         BB&T CORPORATION                                                                               50,856
       3,562         BNP PARIBAS SA ADR<<                                                                          129,548
         965         CASCADE BANCORP                                                                                17,939
       1,035         CENTRAL COAST BANCORP+                                                                         21,611
         856         CHITTENDEN CORPORATION                                                                         22,752
       8,955         CITIGROUP INCORPORATED                                                                        427,333
         615         CITY BANK LYNNWOOD WASHINGTON                                                                  19,846
         894         COASTAL FINANCIAL CORPORATION                                                                  13,571
         529         COMERICA INCORPORATED                                                                          30,195
         443         COMMERCIAL CAPITAL BANCORPORATION
                        INCORPORATED                                                                                 9,569
         589         CORUS BANKSHARES INCORPORATED                                                                  29,126
       1,087         DEUTSCHE BANK AG                                                                               95,547
         314         EURONET WORLDWIDE INCORPORATED+                                                                 8,136
         718         FARMERS CAPITAL BANK CORPORATION                                                               25,396
       1,162         FIFTH THIRD BANCORP<<                                                                          52,023
         398         FIRST BANCORP PUERTO RICO                                                                      18,730
         620         FIRST HORIZON NATIONAL CORPORATION                                                             26,381
       1,520         FIRST NIAGARA FINANCIAL GROUP
                        INCORPORATED                                                                                20,809
         559         FIRST OF LONG ISLAND CORPORATION                                                               26,273
         576         GOLDEN WEST FINANCIAL CORPORATION                                                              35,649

SHARES               SECURITY NAME                                                                               VALUE
       2,091         HBOS PLC ADR                                                                             $    100,143
       2,382         HSBC HOLDINGS PLC ADR<<                                                                       198,873
       1,334         HUNTINGTON BANCSHARES INCORPORATED                                                             30,042
         260         ITLA CAPITAL CORPORATION+                                                                      12,969
       6,412         JP MORGAN CHASE & COMPANY                                                                     234,359
       1,152         KEYCORP                                                                                        38,016
         845         MARSHALL & ILSLEY CORPORATION                                                                  34,214
         616         MB FINANCIAL INCORPORATED                                                                      25,016
       1,254         MELLON FINANCIAL CORPORATION                                                                   35,965
         470         NASB FINANCIAL INCORPORATED                                                                    19,749
         552         NATIONAL AUSTRALIA BANK LIMITED ADR<<                                                          63,038
       1,496         NATIONAL CITY CORPORATION                                                                      53,512
         811         NEW YORK COMMUNITY BANCORP
                        INCORPORATED                                                                                14,890
         650         NORTHERN TRUST CORPORATION                                                                     27,462
         736         PNC FINANCIAL SERVICES GROUP                                                                   38,743
       1,310         REGIONS FINANCIAL CORPORATION                                                                  42,261
         669         RIGGS NATIONAL CORPORATION                                                                     12,945
       2,458         SAN PAOLO-IMI SPA                                                                              71,724
         431         SILICON VALLEY BANCSHARES+                                                                     18,886
         353         SMITHTOWN BANCORPORATION INCORPORATED                                                          10,897
         769         STATE STREET CORPORATION                                                                       33,721
         858         SUN BANCORP INCORPORATED NEW JERSEY+                                                           21,021
         720         SUNTRUST BANKS INCORPORATED                                                                    52,157
       1,227         SYNOVUS FINANCIAL CORPORATION                                                                  33,325
       3,640         US BANCORP                                                                                    108,290
         552         USB HOLDING COMPANY INCORPORATED                                                               12,343
       2,945         WACHOVIA CORPORATION                                                                          156,114
       1,602         WASHINGTON MUTUAL INCORPORATED<<                                                               67,220
         380         WEBSTER FINANCIAL CORPORATION                                                                  16,644
       2,315         WESTPAC BANKING CORPORATION ADR<<                                                             175,662
         416         WINTRUST FINANCIAL CORPORATION                                                                 22,322
         360         WSFS FINANCIAL CORPORATION                                                                     20,732
         559         YARDVILLE NATIONAL BANCORP                                                                     17,910
         453         ZIONS BANCORPORATION                                                                           29,943

                                                                                                                 3,812,054
                                                                                                              ------------

EATING & DRINKING PLACES - 0.20%
         637         DARDEN RESTAURANTS INCORPORATED                                                                17,072
         507         KRISPY KREME DOUGHNUTS
                        INCORPORATED+<<                                                                              2,778
       2,292         MCDONALD'S CORPORATION                                                                         75,819
         267         P.F. CHANG'S CHINA BISTRO INCORPORATED+<<                                                      14,634
         544         RARE HOSPITALITY INTERNATIONAL
                        INCORPORATED+                                                                               15,918
         166         RED ROBIN GOURMET BURGERS
                        INCORPORATED+                                                                                7,525
         435         WENDY'S INTERNATIONAL INCORPORATED                                                             16,465
         708         YUM! BRANDS INCORPORATED                                                                       34,536

                                                                                                                   184,747
                                                                                                              ------------

EDUCATIONAL SERVICES - 0.05%
         307         APOLLO GROUP INCORPORATED CLASS A+                                                             22,608
         276         CAREER EDUCATION CORPORATION+                                                                   9,425
         302         CORINTHIAN COLLEGES INCORPORATED+                                                               5,222
         117         STRAYER EDUCATION INCORPORATED                                                                 12,375

                                                                                                                    49,630
                                                                                                              ------------

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2005                              WELLS FARGO OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                               VALUE
COMMON STOCK - (CONTINUED)

ELECTRIC, GAS & SANITARY SERVICES - 1.56%
       1,404         AES CORPORATION+                                                                         $     23,503
       1,041         ALLIED WASTE INDUSTRIES INCORPORATED+<<                                                         8,557
         506         AMEREN CORPORATION                                                                             26,044
         877         AMERICAN ELECTRIC POWER COMPANY
                        INCORPORATED                                                                                29,292
       1,000         AMERICAN STATES WATER COMPANY                                                                  27,200
         479         BLACK HILLS CORPORATION                                                                        15,184
       2,000         CALPINE CORPORATION+<<                                                                          6,620
       1,233         CENTERPOINT ENERGY INCORPORATED                                                                14,771
         512         CH ENERGY GROUP INCORPORATED                                                                   23,629
         545         CINERGY CORPORATION                                                                            22,045
         935         CMS ENERGY CORPORATION+                                                                        11,351
         552         CONSOLIDATED EDISON INCORPORATED                                                               23,598
         439         CONSTELLATION ENERGY GROUP
                        INCORPORATED                                                                                22,595
         573         DOMINION RESOURCES INCORPORATED                                                                41,273
         510         DTE ENERGY COMPANY                                                                             22,552
       1,873         DUKE ENERGY CORPORATION                                                                        50,552
       1,425         E.ON AG                                                                                       128,250
         807         EDISON INTERNATIONAL                                                                           26,211
       1,530         EL PASO CORPORATION                                                                            18,865
       4,213         ENDESA SA ADR                                                                                  95,467
         465         ENTERGY CORPORATION                                                                            32,141
       1,267         EXELON CORPORATION                                                                             57,471
         738         FIRSTENERGY CORPORATION                                                                        30,435
         401         FPL GROUP INCORPORATED                                                                         31,819
         338         KINDER MORGAN INCORPORATED                                                                     27,098
       2,886         NATIONAL GRID TRANSCO PLC<<                                                                   141,789
         198         NICOR INCORPORATED                                                                              7,383
       1,026         NISOURCE INCORPORATED                                                                          23,229
         526         PEOPLES ENERGY CORPORATION                                                                     22,502
         830         PG&E CORPORATION                                                                               29,199
         488         PROGRESS ENERGY INCORPORATED<<                                                                 21,150
         523         PUBLIC SERVICE ENTERPRISE GROUP
                        INCORPORATED                                                                                28,530
         895         RELIANT RESOURCES INCORPORATED+                                                                10,731
       3,146         SCOTTISH POWER PLC<<                                                                          100,043
         528         SEMPRA ENERGY<<                                                                                21,120
         589         SOUTH JERSEY INDUSTRIES INCORPORATED                                                           32,908
       1,351         SOUTHERN COMPANY<<                                                                             43,394
         565         TXU CORPORATION                                                                                43,081
         393         UIL HOLDINGS CORPORATION                                                                       19,689
       1,353         WASTE MANAGEMENT INCORPORATED                                                                  39,562
       1,262         WILLIAMS COMPANIES INCORPORATED                                                                23,764
       1,087         XCEL ENERGY INCORPORATED                                                                       19,262

                                                                                                                 1,443,859
                                                                                                              ------------

ELECTRONIC & OTHER ELECTRICAL
EQUIPMENT & COMPONENTS, EXCEPT
COMPUTER EQUIPMENT - 2.87%
         307         ACUITY BRANDS INCORPORATED                                                                      8,489
         726         ADVANCED MICRO DEVICES INCORPORATED+                                                           12,669
         587         AEROFLEX INCORPORATED+                                                                          5,964
         819         ALTERA CORPORATION+<<                                                                          16,986
         532         AMERICAN POWER CONVERSION
                        CORPORATION                                                                                 11,715

SHARES               SECURITY NAME                                                                               VALUE
         340         AMETEK INCORPORATED                                                                      $     13,036
         749         ANALOG DEVICES INCORPORATED                                                                    27,503
         437         ANDREW CORPORATION+                                                                             5,288
       1,214         APPLIED MICRO CIRCUITS CORPORATION+                                                             4,188
         338         ATMI INCORPORATED+                                                                              9,200
         309         BENCHMARK ELECTRONICS INCORPORATED+                                                            10,049
         515         BROADCOM CORPORATION CLASS A+<<                                                                16,609
         449         C&D TECHNOLOGIES INCORPORATED                                                                   6,187
         986         CANON INCORPORATED ADR                                                                         52,002
         167         CATAPULT COMMUNICATIONS CORPORATION+                                                            4,008
         261         CERADYNE INCORPORATED+<<                                                                        7,856
       3,687         CHARTERED SEMICONDUCTOR+<<                                                                     24,740
         528         COMVERSE TECHNOLOGY INCORPORATED+                                                              12,255
         188         CREE INCORPORATED+<<                                                                            4,422
         416         CUBIC CORPORATION                                                                               7,796
         283         CYMER INCORPORATED+                                                                             8,180
         257         DITECH COMMUNICATIONS CORPORATION+                                                              3,228
         359         DSP GROUP INCORPORATED+                                                                         9,038
         667         EMERSON ELECTRIC COMPANY                                                                       44,235
         434         FREESCALE SEMICONDUCTOR INCORPORATED
                        CLASS B+                                                                                     8,324
       1,574         FUJITSU LIMITED ADR                                                                            51,921
      18,220         GENERAL ELECTRIC COMPANY                                                                      641,344
         605         GRAFTECH INTERNATIONAL LIMITED+                                                                 5,590
      11,301         INTEL CORPORATION                                                                             270,998
         374         INTERDIGITAL COMMUNICATIONS
                        CORPORATION+                                                                                 6,481
       2,879         INTERNATIONAL BUSINESS MACHINES
                        CORPORATION                                                                                266,538
         587         INTERSIL CORPORATION CLASS A                                                                    9,897
         460         JABIL CIRCUIT INCORPORATED+                                                                    11,827
       5,369         JDS UNIPHASE CORPORATION+                                                                      10,201
         434         KLA-TENCOR CORPORATION                                                                         21,444
       1,453         KONINKLIJKE (ROYAL) PHILIPS
                        ELECTRONICS NV NY SHARES<<                                                                  40,277
         631         LINEAR TECHNOLOGY CORPORATION                                                                  24,647
         293         LITTELFUSE INCORPORATED+                                                                        9,528
       1,338         LSI LOGIC CORPORATION+                                                                          8,536
       7,450         LUCENT TECHNOLOGIES INCORPORATED+<<                                                            22,871
         667         MAXIM INTEGRATED PRODUCTS INCORPORATED                                                         28,694
         297         MAYTAG CORPORATION                                                                              4,526
         362         MEDIS TECHNOLOGIES LIMITED+<<                                                                   6,835
         571         MICROCHIP TECHNOLOGY INCORPORATED                                                              15,680
       1,351         MICRON TECHNOLOGY INCORPORATED+<<                                                              15,536
         500         MICROSEMI CORPORATION+<<                                                                        8,130
       5,414         MINEBEA COMPANY LIMITED ADR<<                                                                  49,631
         544         MOLEX INCORPORATED                                                                             13,671
         316         MOOG INCORPORATED CLASS A+                                                                     14,094
       4,131         MOTOROLA INCORPORATED                                                                          64,691
         510         MYKROLIS CORPORATION+                                                                           6,895
         842         NATIONAL SEMICONDUCTOR CORPORATION<<                                                           16,798
         661         NETWORK APPLIANCE INCORPORATED+                                                                19,837
       2,689         NOKIA OYJ ADR                                                                                  43,400
         412         NOVELLUS SYSTEMS INCORPORATED+                                                                 12,168
         411         NVIDIA CORPORATION+                                                                            11,915
         371         OMNIVISION TECHNOLOGIES INCORPORATED+<<                                                         7,498
       2,901         OMRON CORPORATION                                                                              67,598
         445         OPENWAVE SYSTEMS INCORPORATED+                                                                  5,678

                                                    PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK TODAY FUND                      FEBRUARY 28, 2005
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                               VALUE
COMMON STOCK - (CONTINUED)
       1,719         PIONEER CORPORATION<<                                                                    $     30,220
         565         PMC-SIERRA INCORPORATED+                                                                        5,622
         209         QLOGIC CORPORATION+<<                                                                           8,421
       2,871         QUALCOMM INCORPORATED                                                                         103,672
         257         RAMBUS INCORPORATED+                                                                            4,515
         835         REMEC INCORPORATED+                                                                             5,235
       1,404         RF MICRO DEVICES INCORPORATED+                                                                  7,722
         493         ROCKWELL COLLINS INCORPORATED                                                                  22,703
         164         ROGERS CORPORATION+                                                                             7,488
       1,509         SANMINA-SCI CORPORATION+                                                                        8,375
         379         SCIENTIFIC-ATLANTA INCORPORATED                                                                11,711
         388         SEACHANGE INTERNATIONAL INCORPORATED+                                                           5,374
         172         SIGMATEL INCORPORATED+                                                                          7,171
         487         SILICON IMAGE INCORPORATED+                                                                     5,610
         623         SILICON STORAGE TECHNOLOGY
                        INCORPORATED+                                                                                2,878
       1,014         SKYWORKS SOLUTIONS INCORPORATED+                                                                7,362
         217         SOHU.COM INCORPORATED+                                                                          3,886
       2,705         SOLECTRON CORPORATION+                                                                         13,390
       1,600         SONY CORPORATION ADR                                                                           60,464
         569         SPATIALIGHT INCORPORATED+<<                                                                     2,902
       1,058         STMICROELECTRONICS NV NY SHARES<<                                                              18,822
         389         TECHNITROL INCORPORATED                                                                         6,905
         359         TEKELEC+                                                                                        6,096
       1,215         TELLABS INCORPORATED+                                                                           8,614
       3,086         TEXAS INSTRUMENTS INCORPORATED                                                                 81,686
         467         THOMAS & BETTS CORPORATION+                                                                    14,514
         270         VARIAN SEMICONDUCTOR EQUIPMENT
                        ASSOCIATES INCORPORATED+                                                                    10,757
          36         WHIRLPOOL CORPORATION                                                                           2,295
         707         XILINX INCORPORATED                                                                            21,351
         439         ZORAN CORPORATION+                                                                              4,702

                                                                                                                 2,649,805
                                                                                                              ------------

ENGINEERING, ACCOUNTING, RESEARCH
MANAGEMENT & RELATED SERVICES - 0.25%
         165         AFFYMETRIX INCORPORATED+<<                                                                      7,050
         228         AMERICAN HEALTHCORP+                                                                            7,747
         315         AMYLIN PHARMACEUTICALS INCORPORATED+                                                            6,747
         523         ANTIGENICS INCORPORATED+<<                                                                      3,609
         534         APPLERA CORPORATION-CELERA
                        GENOMICS GROUP+                                                                              5,933
         558         AXONYX INCORPORATED+                                                                              921
         323         CDI CORPORATION                                                                                 6,722
         314         CELGENE CORPORATION+                                                                            8,596
         134         CHARLES RIVER ASSOCIATES INCORPORATED+                                                          5,690
         188         CORPORATE EXECUTIVE BOARD COMPANY                                                              11,759
         255         CV THERAPEUTICS INCORPORATED+<<                                                                 5,592
         276         ERESEARCH TECHNOLOGY INCORPORATED+                                                              4,297
         269         FLUOR CORPORATION                                                                              16,880
         132         GEN-PROBE INCORPORATED+<<                                                                       6,720
         210         MAXMUS INCORPORATED                                                                             7,111
         280         MOODY'S CORPORATION                                                                            23,495
         382         NAVIGANT CONSULTING INCORPORATED+<<                                                             9,836
         659         PAYCHEX INCORPORATED                                                                           21,042
         517         PER-SE TECHNOLOGIES INCORPORATED+                                                               7,817
         178         QUEST DIAGNOSTICS INCORPORATED                                                                 17,693

SHARES               SECURITY NAME                                                                               VALUE
         167         RESOURCES CONNECTION INCORPORATED+<<                                                     $      8,310
         391         TELIK INCORPORATED+                                                                             7,382
         388         URS CORPORATION+                                                                               11,190
         361         WASHINGTON GROUP INTERNATIONAL
                        INCORPORATED+                                                                               15,794

                                                                                                                   227,933
                                                                                                              ------------

FABRICATED METAL PRODUCTS, EXCEPT
MACHINERY & TRANSPORTATION
EQUIPMENT - 0.26%
         366         BALL CORPORATION                                                                               16,250
         344         CRANE COMPANY                                                                                  10,251
         989         CROWN HOLDINGS INCORPORATED+                                                                   16,269
         296         FORTUNE BRANDS INCORPORATED                                                                    23,976
         507         GRIFFON CORPORATION+                                                                           11,661
         800         GULF ISLAND FABRICATION INCORPORATED                                                           19,256
         420         ILLINOIS TOOL WORKS INCORPORATED                                                               37,695
         959         MASCO CORPORATION                                                                              32,337
         345         METALS USA INCORPORATED+                                                                        8,408
         318         NCI BUILDING SYSTEMS INCORPORATED+                                                             11,887
         478         SIMPSON MANUFACTURING COMPANY
                        INCORPORATED                                                                                16,505
         395         SNAP-ON INCORPORATED                                                                           13,075
         264         TASER INTERNATIONAL INCORPORATED+<<                                                             3,435
         442         WATTS WATER TECHNOLOGIES INCORPORATED                                                          14,697

                                                                                                                   235,702
                                                                                                              ------------

FINANCIAL SERVICES - 0.01%
         846         JANUS CAPITAL GROUP INCORPORATED                                                               11,869
                                                                                                              ------------

FOOD & KINDRED PRODUCTS - 1.33%
         163         AMERICAN ITALIAN PASTA COMPANY
                        CLASS A<<                                                                                    4,401
       1,210         ANHEUSER-BUSCH COMPANIES INCORPORATED                                                          57,415
       1,182         ARCHER-DANIELS-MIDLAND COMPANY                                                                 28,486
       3,665         CADBURY SCHWEPPES PLC ADR                                                                     145,391
         712         CAMPBELL SOUP COMPANY                                                                          19,722
       3,568         COCA-COLA COMPANY                                                                             152,710
         651         COCA-COLA ENTERPRISES INCORPORATED                                                             13,899
       1,240         CONAGRA FOODS INCORPORATED                                                                     33,877
         745         DEL MONTE FOODS COMPANY+                                                                        7,890
       1,798         DIAGEO PLC ADR                                                                                102,972
         495         GENERAL MILLS INCORPORATED                                                                     25,923
         162         HANSEN NATURAL CORPORATION+                                                                     7,091
         912         HERCULES INCORPORATED+<<                                                                       13,078
         394         HERSHEY FOODS CORPORATION                                                                      24,822
         838         HJ HEINZ COMPANY                                                                               31,542
         557         KELLOGG COMPANY                                                                                24,508
       9,636         KIRIN BREWERY COMPANY LIMITED                                                                  98,865
          88         MOLSON COORS BREWING COMPANY                                                                    6,119
       2,576         NESTLE SA ADR                                                                                 179,353
         502         PEPSI BOTTLING GROUP INCORPORATED                                                              13,664
       2,906         PEPSICO INCORPORATED                                                                          156,517
         123         SANDERSON FARMS INCORPORATED                                                                    5,519
       1,631         SARA LEE CORPORATION                                                                           36,534
       1,464         TOPPS COMPANY INCORPORATED                                                                     13,776
         386         WM WRIGLEY JR COMPANY                                                                          25,692

                                                                                                                 1,229,766
                                                                                                              ------------

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2005                              WELLS FARGO OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                               VALUE
COMMON STOCK - (CONTINUED)

FOOD STORES - 0.32%
         797         ALBERTSON'S INCORPORATED                                                                 $     17,845
       2,403         COLES MYER LIMITED ADR<<                                                                      145,814
         477         GREAT ATLANTIC & PACIFIC TEA COMPANY
                        INCORPORATED+<<                                                                              5,304
       4,640         KONINKLIJKE AHOLD NV ADR+                                                                      41,992
       1,500         KROGER COMPANY+                                                                                26,985
         244         PANERA BREAD COMPANY+<<                                                                        13,044
         809         STARBUCKS CORPORATION+                                                                         41,915
         369         WINN-DIXIE STORES INCORPORATED+<<                                                                 223

                                                                                                                   293,122
                                                                                                              ------------

FORESTRY - 0.03%
         400         WEYERHAEUSER COMPANY                                                                           26,772
                                                                                                              ------------

FURNITURE & FIXTURES - 0.08%
         412         FURNITURE BRANDS INTERNATIONAL
                        INCORPORATED                                                                                 9,571
         445         HERMAN MILLER INCORPORATED                                                                     12,896
         283         HOOKER FURNITURE CORPORATION                                                                    7,352
         701         LEGGETT & PLATT INCORPORATED                                                                   19,397
         705         NEWELL RUBBERMAID INCORPORATED                                                                 15,714
         317         SELECT COMFORT CORPORATION+<<                                                                   6,530

                                                                                                                    71,460
                                                                                                              ------------

GENERAL MERCHANDISE STORES - 0.26%
         658         BIG LOTS INCORPORATED+                                                                          7,679
         721         DOLLAR GENERAL CORPORATION                                                                     15,307
         376         FEDERATED DEPARTMENT STORES
                        INCORPORATED                                                                                21,225
         302         FRED'S INCORPORATED                                                                             5,089
         526         JC PENNEY COMPANY INCORPORATED                                                                 23,402
         112         KMART HOLDING CORPORATION+<<                                                                   10,917
         577         MAY DEPARTMENT STORES COMPANY                                                                  19,912
         410         SEARS ROEBUCK & COMPANY                                                                        20,471
         443         SHOPKO STORES INCORPORATED+                                                                     7,757
       1,607         TARGET CORPORATION                                                                             81,668
       1,137         TJX COMPANIES INCORPORATED                                                                     27,765

                                                                                                                   241,192
                                                                                                              ------------

HEALTH SERVICES - 0.29%
         397         AMSURG CORPORATION+                                                                             9,592
         364         APRIA HEALTHCARE GROUP INCORPORATED+                                                           11,815
         769         BEVERLY ENTERPRISES INCORPORATED+                                                               9,228
         639         BIOGEN IDEC INCORPORATED+<<                                                                    24,697
         920         CAREMARK RX INCORPORATED+                                                                      35,218
         308         DAVITA INCORPORATED+                                                                           13,010
         678         HCA INCORPORATED                                                                               32,008
         678         HEALTH MANAGEMENT ASSOCIATION
                        INCORPORATED CLASS A                                                                        15,574
         849         HUMAN GENOME SCIENCES INCORPORATED+                                                             9,475
         327         LABORATORY CORPORATION OF AMERICA
                        HOLDINGS+                                                                                   15,660
         291         LIFEPOINT HOSPITALS INCORPORATED+                                                              11,655
         220         MANOR CARE INCORPORATED                                                                         7,495
         310         MATRIA HEALTHCARE INCORPORATED+<<                                                               8,928
         283         NEIGHBORCARE INCORPORATED+                                                                      8,510
         376         ODYSSEY HEALTHCARE INCORPORATED+                                                                4,230

SHARES               SECURITY NAME                                                                               VALUE
         155         PEDIATRIX MEDICAL GROUP
                        INCORPORATED+                                                                         $     10,622
         206         SIERRA HEALTH SERVICES INCORPORATED+                                                           12,681
       1,245         TENET HEALTHCARE CORPORATION+<<                                                                13,583
         301         UNITED SURGICAL PARTNERS
                     INTERNATIONAL INCORPORATED+                                                                    12,359

                                                                                                                   266,340
                                                                                                              ------------

HOLDING & OTHER INVESTMENT OFFICES - 0.60%
         356         ALEXANDRIA REAL ESTATE EQUITIES
                        INCORPORATED                                                                                23,845
         680         AMERICAN HOME MORTGAGE
                        INVESTMENT CORPORATION                                                                      21,182
       1,049         BEDFORD PROPERTY INVESTORS                                                                     24,452
       1,088         CAPITAL AUTOMOTIVE<<                                                                           36,230
       1,108         CEDAR SHOPPING CENTERS INCORPORATED                                                            15,822
         896         CORPORATE OFFICE PROPERTIES TRUST
                        SBI MD                                                                                      23,699
         844         ENTERTAINMENT PROPERTIES TRUST                                                                 34,604
       1,519         EQUITY OFFICE PROPERTIES TRUST                                                                 45,828
       1,213         EQUITY RESIDENTIAL                                                                             39,799
       1,191         FELCOR LODGING TRUST INCORPORATED+                                                             14,935
         974         GENERAL GROWTH PROPERTIES INCORPORATED                                                         33,993
         229         HEADWATERS INCORPORATED+<<                                                                      7,365
         977         HOME PROPERTIES INCORPORATED                                                                   39,500
         692         IMPAC MORTGAGE HOLDINGS INCORPORATED<<                                                         13,321
         809         LASALLE HOTEL PROPERTIES                                                                       24,383
         985         MID-AMERICA APARTMENT
                        COMMUNITIES INCORPORATED                                                                    36,997
       1,327         NATIONAL HEALTH INVESTORS INCORPORATED                                                         34,476
         351         NOVASTAR FINANCIAL INCORPORATED<<                                                              12,492
         617         SIMON PROPERTY GROUP INCORPORATED                                                              38,229
         819         SOVRAN SELF STORAGE INCORPORATED                                                               33,522

                                                                                                                   554,674
                                                                                                              ------------

HOME FURNITURE, FURNISHINGS &
EQUIPMENT STORES - 0.11%
         596         BED BATH & BEYOND INCORPORATED+                                                                22,362
         491         BEST BUY COMPANY INCORPORATED<<                                                                26,524
         401         BROOKSTONE INCORPORATED+                                                                        5,862
         616         CIRCUIT CITY STORES INCORPORATED                                                                9,628
         184         COST PLUS INCORPORATED+                                                                         5,176
         177         GUITAR CENTER INCORPORATED+<<                                                                  10,723
         337         MOVIE GALLERY INCORPORATED                                                                      7,697
         303         RADIO SHACK CORPORATION                                                                         8,957

                                                                                                                    96,929
                                                                                                              ------------

HOTELS, ROOMING HOUSES, CAMPS &
OTHER LODGE PLACES - 0.13%
         419         BOYD GAMING CORPORATION                                                                        20,535
         364         EMPIRE RESORTS INCORPORATED+                                                                    4,112
         894         HILTON HOTELS CORPORATION                                                                      18,828
       2,001         LA QUINTA CORPORATION+                                                                         18,509
         512         MARRIOTT INTERNATIONAL INCORPORATED
                        CLASS A                                                                                     32,819
         521         STARWOOD HOTELS & RESORTS
                        WORLDWIDE INCORPORATED                                                                      29,822

                                                                                                                   124,625
                                                                                                              ------------

                                                    PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK TODAY FUND                      FEBRUARY 28, 2005
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                               VALUE
COMMON STOCK - (CONTINUED)

INDUSTRIAL & COMMERCIAL MACHINERY &
COMPUTER EQUIPMENT - 1.68%
       1,276         3M COMPANY                                                                               $    107,107
         223         ACTUANT CORPORATION CLASS A+                                                                   12,053
       1,438         APPLE COMPUTER INCORPORATED+                                                                   64,509
       3,120         APPLIED MATERIALS INCORPORATED+                                                                54,600
         941         AXCELIS TECHNOLOGIES INCORPORATED+                                                              8,093
         657         BAKER HUGHES INCORPORATED                                                                      31,063
         187         BLACK & DECKER CORPORATION                                                                     15,506
         244         BLACK BOX CORPORATION                                                                           9,504
         152         BRIGGS & STRATTON CORPORATION                                                                   5,992
       1,450         BROCADE COMMUNICATIONS SYSTEMS
                        INCORPORATED+                                                                                8,990
         404         BROOKS AUTOMATION INCORPORATED+                                                                 7,316
         267         CASCADE CORPORATION                                                                             9,585
         580         CATERPILLAR INCORPORATED                                                                       55,129
         168         CDW CORPORATION<<                                                                               9,655
      11,821         CISCO SYSTEMS INCORPORATED+                                                                   205,922
         497         DEERE & COMPANY                                                                                35,342
       4,455         DELL INCORPORATED+                                                                            178,601
         518         DOVER CORPORATION                                                                              20,031
       4,312         EMC CORPORATION+                                                                               54,590
         446         EMULEX CORPORATION+                                                                             7,537
         185         ENGINEERED SUPPORT SYSTEMS
                        INCORPORATED                                                                                10,227
         148         EQUINIX INCORPORATED+                                                                           6,481
         462         FLOWSERVE CORPORATION+                                                                         11,545
         352         GARDNER DENVER INCORPORATED+                                                                   14,471
       1,178         GATEWAY INCORPORATED+                                                                           5,537
         533         GENERAL BINDING CORPORATION+                                                                    7,153
         321         GLOBAL IMAGING SYSTEMS INCORPORATED+                                                           11,408
         559         GRANT PRIDECO INCORPORATED+<<                                                                  13,505
         785         HITACHI LIMITED ADR<<                                                                          49,690
         682         JOY GLOBAL INCORPORATED                                                                        25,063
       1,044         JUNIPER NETWORKS INCORPORATED+<<                                                               22,488
         572         KADANT INCORPORATED+                                                                           11,469
         276         LEXMARK INTERNATIONAL INCORPORATED+                                                            22,116
         381         LUFKIN INDUSTRIES INCORPORATED                                                                 16,463
       5,369         MAKITA CORPORATION<<                                                                          102,602
         390         MODINE MANUFACTURING COMPANY                                                                   12,694
       4,700         NEC CORPORATION ADR                                                                            30,315
         564         PALL CORPORATION                                                                               15,267
         226         PALMONE INCORPORATED+<<                                                                         5,383
         497         PITNEY BOWES INCORPORATED                                                                      22,792
         261         PROQUEST COMPANY+                                                                               9,540
         337         SANDISK CORPORATION+                                                                            9,059
         548         SCIENTIFIC GAMES CORPORATION CLASS A+<<                                                        14,095
       1,392         SIEMENS AG<<                                                                                  108,632
         253         SMITH INTERNATIONAL INCORPORATED                                                               16,258
         308         STANLEY WORKS                                                                                  14,245
         661         SYMBOL TECHNOLOGIES INCORPORATED                                                               11,719
         333         TEREX CORPORATION+                                                                             15,052
         214         TORO COMPANY<<                                                                                 18,556
         157         TRANSACT TECHNOLOGIES INCORPORATED+                                                             2,793

SHARES               SECURITY NAME                                                                               VALUE
         322         WATSCO INCORPORATED                                                                      $     12,287
         531         WESTERN DIGITAL CORPORATION+                                                                    5,979

                                                                                                                 1,556,009
                                                                                                              ------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.18%
         713         AON CORPORATION<<                                                                              17,476
         382         HILB, ROGAL & HAMILTON COMPANY                                                                 13,106
         428         HUMANA INCORPORATED+                                                                           14,240
         231         LABONE INCORPORATED+<<                                                                          8,316
         940         MARSH & MCLENNAN COMPANIES
                        INCORPORATED                                                                                30,691
         602         MEDCO HEALTH SOLUTIONS INCORPORATED+                                                           26,741
         720         METLIFE INCORPORATED                                                                           29,549
         275         NATIONAL FINANCIAL PARTNERS CORPORATION                                                        10,862
         774         UNUMPROVIDENT CORPORATION<<                                                                    13,096

                                                                                                                   164,077
                                                                                                              ------------

INSURANCE CARRIERS - 1.51%
         194         AEGON NV<<                                                                                      2,790
         275         AETNA INCORPORATED                                                                             40,155
         977         AFLAC INCORPORATED                                                                             37,448
         270         ALLMERICA FINANCIAL CORPORATION+                                                                9,666
       1,377         ALLSTATE CORPORATION                                                                           73,917
         302         AMBAC FINANCIAL GROUP INCORPORATED                                                             23,490
       3,955         AMERICAN INTERNATIONAL GROUP
                        INCORPORATED                                                                               264,194
         266         AMERIGROUP CORPORATION+                                                                        10,603
       2,363         AXA ADR<<                                                                                      63,376
         359         CENTENE CORPORATION+                                                                           11,976
         417         CHUBB CORPORATION                                                                              32,989
         276         CIGNA CORPORATION                                                                              25,061
         545         CINCINNATI FINANCIAL CORPORATION                                                               24,378
         627         HARTFORD FINANCIAL SERVICES GROUP
                        INCORPORATED                                                                                45,113
         216         HEALTH NET INCORPORATED+                                                                        6,458
       3,085         ING GROEP NV ADR                                                                               94,648
         245         KANSAS CITY LIFE INSURANCE COMPANY                                                             11,699
         241         LANDAMERICA FINANCIAL GROUP
                        INCORPORATED                                                                                13,192
         469         LINCOLN NATIONAL CORPORATION                                                                   21,973
         354         LOEWS CORPORATION                                                                              25,233
          41         MARKEL CORPORATION+                                                                            14,657
         362         MBIA INCORPORATED<<                                                                            21,213
         302         MGIC INVESTMENT CORPORATION                                                                    18,947
       1,068         MILLEA HOLDINGS INCORPORATED                                                                   78,359
       1,122         PHOENIX COMPANIES INCORPORATED<<                                                               14,384
         773         PRINCIPAL FINANCIAL GROUP INCORPORATED                                                         30,162
         467         PROASSURANCE CORPORATION+<<                                                                    18,914
         436         PROGRESSIVE CORPORATION                                                                        37,976
       1,004         PRUDENTIAL FINANCIAL INCORPORATED                                                              57,228
         418         SAFECO CORPORATION<<                                                                           19,934
       1,355         ST. PAUL COMPANIES INCORPORATED                                                                51,924
         353         TORCHMARK CORPORATION                                                                          18,395
         315         UNITED INSURANCE COMPANIES
                        INCORPORATED                                                                                 8,637

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2005                                WELLS FARGO OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                               VALUE
COMMON STOCK - (CONTINUED)
       1,116         UNITEDHEALTH GROUP INCORPORATED                                                          $    101,735
         526         WELLPOINT INCORPORATED+                                                                        64,204

                                                                                                                 1,395,028
                                                                                                              ------------

JUSTICE, PUBLIC ORDER & SAFETY - 0.01%
         325         CORRECTIONS CORPORATION OF AMERICA+                                                            12,233
                                                                                                              ------------

LEATHER & LEATHER PRODUCTS - 0.03%
         460         COACH INCORPORATED+                                                                            25,544
                                                                                                              ------------

LOCAL & SUB-TRANSIT & INTERURBAN
HIGHWAY PASS TRANSPORTATION - 0.02%
         703         LAIDLAW INTERNATIONAL INCORPORATED+                                                            16,169
                                                                                                              ------------

LUMBER & WOOD PRODUCTS, EXCEPT
FURNITURE - 0.05%
         771         CHAMPION ENTERPRISES INCORPORATED+                                                              7,980
         565         GEORGIA-PACIFIC CORPORATION                                                                    20,233
         403         SKYLINE CORPORATION                                                                            15,455

                                                                                                                    43,668
                                                                                                              ------------

MEASURING, ANALYZING & CONTROLLING
INSTRUMENTS: PHOTOGRAPHIC, MEDICAL
& OPTICAL GOODS - 0.99%
         298         ADVANCED MEDICAL OPTICS
                        INCORPORATED+<<                                                                             11,309
         193         ADVANCED NEUROMODULATION SYSTEMS
                        INCORPORATED+                                                                                5,693
         920         AGILENT TECHNOLOGIES INCORPORATED+                                                             22,080
       1,156         AKSYS LIMITED+<<                                                                                5,410
         409         ALIGN TECHNOLOGY INCORPORATED+<<                                                                3,096
         260         ALLERGAN INCORPORATED<<                                                                        19,547
         250         AMERICAN MEDICAL SYSTEMS HOLDINGS
                        INCORPORATED+                                                                                9,900
         314         ANALOGIC CORPORATION                                                                           13,483
         530         ANAREN INCORPORATED+                                                                            6,768
         533         APPLERA CORPORATION-APPLIED
                        BIOSYSTEMS GROUP                                                                            10,948
         155         BAUSCH & LOMB INCORPORATED                                                                     10,972
       1,060         BAXTER INTERNATIONAL INCORPORATED                                                              37,800
         556         BECTON DICKINSON & COMPANY                                                                     33,288
         553         BIOMET INCORPORATED<<                                                                          23,348
       1,191         BOSTON SCIENTIFIC CORPORATION+                                                                 38,898
         261         C.R. BARD INCORPORATED                                                                         17,357
         369         CONMED CORPORATION+<<                                                                          10,926
          84         COOPER COMPANIES INCORPORATED                                                                   6,917
         740         CREDENCE SYSTEMS CORPORATION+                                                                   6,490
         144         CYBERONICS INCORPORATED+<<                                                                      5,399
         434         DANAHER CORPORATION                                                                            23,510
         603         EASTMAN KODAK COMPANY                                                                          20,496
         168         ESCO TECHNOLOGIES INCORPORATED+                                                                13,579
         328         FLIR SYSTEMS INCORPORATED+<<                                                                   10,250
         569         GUIDANT CORPORATION                                                                            41,759
         286         INTEGRA LIFESCIENCES HOLDINGS+<<                                                               10,608
         180         LASERSCOPE+                                                                                     6,035
       2,091         MEDTRONIC INCORPORATED                                                                        108,983
         286         MENTOR CORPORATION                                                                              9,901
         126         MILLIPORE CORPORATION+                                                                          5,703

SHARES               SECURITY NAME                                                                               VALUE
         298         POLYMEDICA CORPORATION                                                                   $     10,260
         244         POSSIS MEDICAL INCORPORATED+                                                                    2,298
         818         RAYTHEON COMPANY                                                                               31,280
         172         RESMED INCORPORATED+                                                                           10,139
         390         RICOH COMPANY LIMITED ADR                                                                      36,388
         416         ROCKWELL AUTOMATION INCORPORATED                                                               25,854
         696         ST. JUDE MEDICAL INCORPORATED+                                                                 27,214
         564         STRYKER CORPORATION                                                                            28,008
         347         SYBRON DENTAL SPECIALTIES INCORPORATED+                                                        12,395
         301         TECHNE CORPORATION+                                                                            10,261
         504         TERADYNE INCORPORATED+<<                                                                        7,772
         532         THERMO ELECTRON CORPORATION+                                                                   14,609
       1,199         THERMOGENESIS+                                                                                  6,547
         360         TRIMBLE NAVIGATION LIMITED+                                                                    12,967
         288         VARIAN INCORPORATED+                                                                           12,283
         463         VIASYS HEALTHCARE INCORPORATED+                                                                 9,579
         281         VISX INCORPORATED+                                                                              6,789
         336         WATERS CORPORATION+                                                                            16,414
         295         WRIGHT MEDICAL GROUP INCORPORATED+<<                                                            7,520
         746         X-RITE INCORPORATED                                                                            12,063
       1,820         XEROX CORPORATION+                                                                             28,392
         461         ZIMMER HOLDINGS INCORPORATED+<<                                                                39,600

                                                                                                                   919,085
                                                                                                              ------------

MEDICAL EQUIPMENT & SUPPLIES - 0.00%
         193         WILSON GREATBATCH TECHNOLOGIES
                        INCORPORATED+                                                                                3,383
                                                                                                              ------------

MEDICAL MANAGEMENT SERVICES - 0.01%
         164         COVENTRY HEALTH CARE INCORPORATED+                                                             10,348
                                                                                                              ------------

METAL MINING - 0.20%
         160         CLEVELAND CLIFFS INCORPORATED<<                                                                12,856
         984         NEWMONT MINING CORPORATION                                                                     44,300
         190         PHELPS DODGE CORPORATION<<                                                                     20,225
         722         RIO TINTO PLC ADR                                                                             102,213
         494         STILLWATER MINING COMPANY+                                                                      5,622

                                                                                                                   185,216
                                                                                                              ------------

MINING & QUARRYING OF NONMETALLIC
MINERALS, EXCEPT FUELS - 0.02%
         285         VULCAN MATERIALS COMPANY                                                                       16,490
                                                                                                              ------------

MISCELLANEOUS MANUFACTURING
INDUSTRIES - 0.58%
         320         EATON CORPORATION                                                                              22,320
         476         HASBRO INCORPORATED                                                                            10,053
       5,349         HEWLETT-PACKARD COMPANY                                                                       111,259
         172         ITT INDUSTRIES INCORPORATED                                                                    15,127
       5,054         JOHNSON & JOHNSON                                                                             331,542
       1,068         MATTEL INCORPORATED                                                                            22,343
         323         TIFFANY & COMPANY                                                                               9,739
         433         YANKEE CANDLE COMPANY INCORPORATED                                                             13,406

                                                                                                                   535,789
                                                                                                              ------------

MISCELLANEOUS RETAIL - 0.60%
         642         1-800-FLOWERS.COM INCORPORATED
                        CLASS A+                                                                                     4,815
         499         AMAZON.COM INCORPORATED+<<                                                                     17,555

                                                   PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK TODAY FUND                     FEBRUARY 28, 2005
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                               VALUE
COMMON STOCK - (CONTINUED)
         402         CASH AMERICA INTERNATIONAL
                        INCORPORATED                                                                          $     11,662
         869         COSTCO WHOLESALE CORPORATION                                                                   40,487
         753         CVS CORPORATION                                                                                37,522
         338         DILLARDS INCORPORATED CLASS A                                                                   7,875
         268         GSI COMMERCE INCORPORATED+                                                                      3,846
         771         HANCOCK FABRICS INCORPORATED                                                                    6,631
         336         J JILL GROUP INCORPORATED+                                                                      4,855
         339         LONGS DRUG STORES CORPORATION                                                                   9,231
         373         MICHAELS STORES INCORPORATED                                                                   11,895
         636         OFFICE DEPOT INCORPORATED+                                                                     12,243
          81         OVERSTOCK.COM INCORPORATED+                                                                     4,349
         643         PC CONNECTION INCORPORATED+                                                                     4,932
         391         PETSMART INCORPORATED                                                                          11,926
         222         PRICELINE.COM INCORPORATED+<<                                                                   4,988
         168         SPORTS AUTHORITY INCORPORATED+                                                                  4,114
       1,050         STAPLES INCORPORATED                                                                           33,096
       4,345         WAL-MART STORES INCORPORATED                                                                  224,245
       1,766         WALGREEN COMPANY                                                                               75,638
         356         WORLD FUEL SERVICES CORPORATION                                                                10,199
         365         ZALE CORPORATION+                                                                              10,859

                                                                                                                   552,963
                                                                                                              ------------

MISCELLANEOUS SERVICES - 0.04%
       1,717         ADECCO SA ADR                                                                                  23,523
         232         D&B CORPORATION+<<                                                                             14,259

                                                                                                                    37,782
                                                                                                              ------------

MOTION PICTURES - 0.32%
       5,653         LIBERTY MEDIA CORPORATION CLASS A+                                                             57,322
         317         MACROVISION CORPORATION+                                                                        7,687
       7,654         TIME WARNER INCORPORATED+                                                                     131,878
       3,646         WALT DISNEY COMPANY                                                                           101,869

                                                                                                                   298,756
                                                                                                              ------------

MOTOR FREIGHT TRANSPORTATION &
WAREHOUSING - 0.14%
         314         FORWARD AIR CORPORATION                                                                        13,904
         567         LANDSTAR SYSTEM INCORPORATED+<<                                                                19,890
       1,022         UNITED PARCEL SERVICE INCORPORATED
                        CLASS B                                                                                     79,195
         400         USF CORPORATION<<                                                                              19,120

                                                                                                                   132,109
                                                                                                              ------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 0.70%
         177         ACCREDITED HOME LENDERS HOLDING
                        COMPANY+<<                                                                                   7,083
       1,940         AMERICAN EXPRESS COMPANY                                                                      105,051
         407         AMERICREDIT CORPORATION+                                                                        9,589
         888         APOLLO INVESTMENT CORPORATION+                                                                 14,608
         445         CAPITAL ONE FINANCIAL CORPORATION                                                              34,123
       1,035         CHARTER MUNICIPAL MORTGAGE
                        ACCEPTANCE COMPANY                                                                          22,677
         465         CIT GROUP INCORPORATED                                                                         18,763
         984         COUNTRYWIDE FINANCIAL CORPORATION                                                              34,194
       1,631         FANNIE MAE                                                                                     95,348

SHARES               SECURITY NAME                                                                               VALUE
         271         FINANCIAL FEDERAL CORPORATION                                                            $      9,236
       1,147         FREDDIE MAC                                                                                    71,114
       1,952         MBNA CORPORATION                                                                               49,522
       1,626         ORIX CORPORATION ADR                                                                          106,096
         782         PROVIDIAN FINANCIAL CORPORATION+<<                                                             13,411
         841         SLM CORPORATION                                                                                41,041
         164         WFS FINANCIAL INCORPORATED+                                                                     8,251
         407         WORLD ACCEPTANCE CORPORATION+                                                                  11,111

                                                                                                                   651,218
                                                                                                              ------------

OIL & GAS EXTRACTION - 1.18%
         580         ANADARKO PETROLEUM CORPORATION                                                                 44,579
         745         APACHE CORPORATION                                                                             46,846
         221         ATWOOD OCEANICS INCORPORATED+                                                                  15,194
       4,049         BHP BILLITON LIMITED ADR                                                                      124,547
         382         BJ SERVICES COMPANY                                                                            19,085
         938         BURLINGTON RESOURCES INCORPORATED                                                              46,553
         152         CHENIERE ENERGY INCORPORATED+                                                                  11,309
         598         DENBURY RESOURCES INCORPORATED+                                                                20,314
       1,045         DEVON ENERGY CORPORATION                                                                       48,896
         854         ENI SPA ADR<<                                                                                 111,874
         544         FX ENERGY INCORPORATED+<<                                                                       6,952
         826         HALLIBURTON COMPANY                                                                            36,319
         716         HANOVER COMPRESSOR COMPANY+                                                                     9,480
         337         KERR-MCGEE CORPORATION                                                                         26,171
         786         MAGNUM HUNTER RESOURCES
                        INCORPORATED+                                                                               13,150
         806         OCCIDENTAL PETROLEUM CORPORATION                                                               56,638
         396         OCEANEERING INTERNATIONAL INCORPORATED+                                                        15,800
         570         PATTERSON-UTI ENERGY INCORPORATED                                                              14,250
         472         PIONEER NATURAL RESOURCES                                                                      19,904
         513         PLAINS EXPLORATION & PRODUCTION
                        COMPANY+                                                                                    17,447
       2,786         REPSOL YPF SA ADR                                                                              76,141
         409         ROWAN COMPANIES INCORPORATED+                                                                  12,957
         217         SOUTHWESTERN ENERGY COMPANY+                                                                   13,237
         271         SPINNAKER EXPLORATION COMPANY+                                                                  9,718
         231         STONE ENERGY CORPORATION+                                                                      11,603
       1,391         TOTAL SA ADR<<                                                                                165,807
         461         UNIT CORPORATION+                                                                              21,105
         680         UNOCAL CORPORATION                                                                             36,788
         343         VERITAS DGC INCORPORATED+                                                                       9,302
         649         XTO ENERGY INCORPORATED                                                                        29,543

                                                                                                                 1,091,509
                                                                                                              ------------

PAPER & ALLIED PRODUCTS - 0.32%
         651         BEMIS COMPANY INCORPORATED                                                                     19,426
         614         CHESAPEAKE CORPORATION                                                                         13,170
         909         GLATFELTER                                                                                     13,471
         944         INTERNATIONAL PAPER COMPANY                                                                    35,258
         753         KIMBERLY-CLARK CORPORATION                                                                     49,683
         642         MEADWESTVACO CORPORATION                                                                       20,133
          26         NEENAH PAPER INCORPORATED<<                                                                       914
         268         OFFICEMAX INCORPORATED                                                                          8,461
         496         PACTIV CORPORATION+                                                                            11,215
         223         POTLATCH CORPORATION                                                                           10,291
       2,889         STORA ENSO OYJ<<                                                                               43,942

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2005                                WELLS FARGO OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                               VALUE
COMMON STOCK - (CONTINUED)
         174         TEMPLE-INLAND INCORPORATED                                                               $     13,955
       2,625         UPM-KYMMENE OYJ ADR<<                                                                          58,669

                                                                                                                   298,588
                                                                                                              ------------

PERSONAL SERVICES - 0.05%
         351         CINTAS CORPORATION                                                                             15,367
         374         H & R BLOCK INCORPORATED                                                                       19,934
         211         REGIS CORPORATION                                                                               8,313

                                                                                                                    43,614
                                                                                                              ------------

PETROLEUM REFINING & RELATED
INDUSTRIES - 1.72%
         215         AMERADA HESS CORPORATION<<                                                                     21,586
         253         ASHLAND INCORPORATED                                                                           16,518
       3,502         BP PLC ADR                                                                                    227,350
       3,735         CHEVRONTEXACO CORPORATION                                                                     231,869
       1,211         CONOCOPHILLIPS                                                                                134,288
         278         ELKCORP                                                                                        10,670
      11,338         EXXONMOBIL CORPORATION                                                                        717,809
         762         MARATHON OIL CORPORATION                                                                       36,073
       1,913         ROYAL DUTCH PETROLEUM COMPANY                                                                 120,691
         200         SUNOCO INCORPORATED<<                                                                          19,820
         395         TESORO PETROLEUM CORPORATION+                                                                  14,587
         517         VALERO ENERGY CORPORATION                                                                      36,831

                                                                                                                 1,588,092
                                                                                                              ------------

PRIMARY METAL INDUSTRIES - 0.29%
       1,572         ALCOA INCORPORATED                                                                             50,493
         581         ALLEGHENY TECHNOLOGIES INCORPORATED                                                            14,298
         464         BELDEN CDT INCORPORATED                                                                        11,145
         197         CARPENTER TECHNOLOGY CORPORATION                                                               13,321
         203         CENTURY ALUMINUM COMPANY+                                                                       6,600
         442         COMMSCOPE INCORPORATED+                                                                         6,692
         559         ENGELHARD CORPORATION                                                                          16,910
       2,266         KUBOTA CORPORATION ADR                                                                         62,406
         172         LONE STAR TECHNOLOGIES INCORPORATED+                                                            7,793
         249         MAVERICK TUBE CORPORATION+                                                                      8,854
         379         MUELLER INDUSTRIES INCORPORATED                                                                11,931
         287         STEEL DYNAMICS INCORPORATED                                                                    12,783
         233         TEXAS INDUSTRIES INCORPORATED                                                                  15,541
         268         UNITED STATES STEEL CORPORATION                                                                16,713
         555         WORTHINGTON INDUSTRIES INCORPORATED                                                            11,627

                                                                                                                   267,107
                                                                                                              ------------

PRINTING, PUBLISHING & ALLIED
INDUSTRIES - 0.46%
         502         AMERICAN GREETINGS CORPORATION
                        CLASS A                                                                                     12,364
         588         BOWNE & COMPANY INCORPORATED                                                                    9,290
         261         CONSOLIDATED GRAPHICS INCORPORATED+                                                            13,585
         242         DOW JONES & COMPANY INCORPORATED                                                                8,978
         382         GANNETT COMPANY INCORPORATED                                                                   30,083
         249         KNIGHT-RIDDER INCORPORATED                                                                     16,310
         354         MCGRAW-HILL COMPANIES INCORPORATED                                                             32,515
         158         MEREDITH CORPORATION                                                                            7,251
         508         NEW YORK TIMES COMPANY CLASS A                                                                 18,623
       3,533         PEARSON PLC<<                                                                                  43,703
         200         R.H. DONNELLEY CORPORATION+                                                                    12,200

SHARES               SECURITY NAME                                                                               VALUE
       2,732         REED ELSEVIER NV ADR<<                                                                   $     82,151
         608         RR DONNELLEY & SONS COMPANY                                                                    20,192
         459         TRIBUNE COMPANY                                                                                18,695
         262         VALASSIS COMMUNICATIONS INCORPORATED+                                                           9,801
       2,608         VIACOM INCORPORATED CLASS B                                                                    91,019

                                                                                                                   426,760
                                                                                                              ------------

RAILROAD TRANSPORTATION - 0.13%
         756         BURLINGTON NORTHERN SANTA FE
                        CORPORATION                                                                                 38,004
         495         CSX CORPORATION                                                                                20,449
         896         NORFOLK SOUTHERN CORPORATION                                                                   32,157
         423         UNION PACIFIC CORPORATION                                                                      26,839

                                                                                                                   117,449
                                                                                                              ------------

REAL ESTATE - 0.05%
         335         JONES LANG LASALLE INCORPORATED+                                                               14,395
         273         NEW CENTURY FINANCIAL CORPORATION                                                              13,846
         100         PHH CORPORATION+                                                                                2,100
       1,832         STEWART ENTERPRISES INCORPORATED
                        CLASS A+                                                                                    11,615

                                                                                                                    41,956
                                                                                                              ------------

RUBBER & MISCELLANEOUS PLASTICS
PRODUCTS - 0.13%
         645         A. SCHULMAN INCORPORATED                                                                       11,649
         535         COOPER TIRE & RUBBER COMPANY                                                                   10,352
         960         GOODYEAR TIRE & RUBBER COMPANY+<<                                                              13,882
         154         JARDEN CORPORATION+<<                                                                           6,700
         353         NIKE INCORPORATED CLASS B                                                                      30,693
         248         SEALED AIR CORPORATION+<<                                                                      12,963
         127         TREX COMPANY INCORPORATED+                                                                      5,780
         628         TUPPERWARE CORPORATION                                                                         12,868
         432         WEST PHARMACEUTICAL SERVICES
                        INCORPORATED                                                                                11,102

                                                                                                                   115,989
                                                                                                              ------------

SECURITY & COMMODITY BROKERS, DEALERS,
EXCHANGES & SERVICES - 0.59%
         207         BEAR STEARNS COMPANIES INCORPORATED                                                            20,596
       2,078         CHARLES SCHWAB CORPORATION                                                                     21,819
          77         CHICAGO MERCANTILE EXCHANGE                                                                    15,910
       1,474         CREDIT SUISSE GROUP ADR+                                                                       64,119
         403         FRANKLIN RESOURCES INCORPORATED                                                                28,287
         635         FRIEDMAN BILLINGS RAMSEY GROUP
                        INCORPORATED CLASS A                                                                        11,779
         546         GOLDMAN SACHS GROUP INCORPORATED                                                               59,405
         520         LEHMAN BROTHERS HOLDINGS INCORPORATED                                                          47,414
       1,644         MERRILL LYNCH & COMPANY INCORPORATED                                                           96,305
       1,899         MORGAN STANLEY                                                                                107,237
       3,308         NOMURA HOLDINGS INCORPORATED ADR<<                                                             45,816
         177         PIPER JAFFRAY COMPANIES INCORPORATED+                                                           7,000
         373         T ROWE PRICE GROUP INCORPORATED                                                                22,898

                                                                                                                   548,585
                                                                                                              ------------

SOCIAL SERVICES - 0.01%
         174         BRIGHT HORIZONS FAMILY SOLUTIONS
                        INCORPORATED+                                                                               11,985
                                                                                                              ------------

                                                    PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK TODAY FUND                      FEBRUARY 28, 2005
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                               VALUE
COMMON STOCK - (CONTINUED)

STONE, CLAY, GLASS & CONCRETE
PRODUCTS - 0.37%
         186         CABOT MICROELECTRONICS CORPORATION+                                                      $      6,043
         193         CARBO CERAMICS INCORPORATED                                                                    14,278
       2,654         CORNING INCORPORATED+                                                                          30,441
         300         GENTEX CORPORATION                                                                             10,173
       1,492         HANSON PLC ADR                                                                                 72,661
       3,527         HOLCIM LIMITED ADR                                                                            117,415
       3,466         LAFARGE SA ADR                                                                                 90,393

                                                                                                                   341,404
                                                                                                              ------------

TEXTILE MILL PRODUCTS - 0.03%
         399         ALBANY INTERNATIONAL CORPORATION
                        CLASS A                                                                                     12,868
         982         INTERFACE INCORPORATED+                                                                         8,180
         147         OXFORD INDUSTRIES INCORPORATED                                                                  5,198

                                                                                                                    26,246
                                                                                                              ------------

TOBACCO PRODUCTS - 0.31%
       3,542         ALTRIA GROUP INCORPORATED                                                                     232,532
         306         LOEWS CORPORATION - CAROLINA GROUP                                                             10,019
         276         UNIVERSAL CORPORATION                                                                          13,855
         418         UST INCORPORATED                                                                               22,844
         609         VECTOR GROUP LIMITED                                                                           10,170

                                                                                                                   289,420
                                                                                                              ------------

TRANSPORTATION BY AIR - 0.32%
         584         AMR CORPORATION+<<                                                                              4,958
       8,760         BAA PLC ADR<<                                                                                 102,565
         886         DELTA AIR LINES INCORPORATED+<<                                                                 4,111
         353         EGL INCORPORATED+                                                                              11,208
         631         FEDEX CORPORATION                                                                              61,699
       5,036         JAPAN AIRLINES SYSTEM ADR+                                                                     76,057
         400         JETBLUE AIRWAYS CORPORATION+<<                                                                  7,208
       1,915         SOUTHWEST AIRLINES COMPANY                                                                     26,523

                                                                                                                   294,329
                                                                                                              ------------

TRANSPORTATION EQUIPMENT - 1.03%
         554         ARVIN INDUSTRIES INCORPORATED                                                                   9,340
       3,203         BAE SYSTEMS PLC ADR                                                                            63,161
       1,445         BOEING COMPANY                                                                                 79,432
         351         BRUNSWICK CORPORATION                                                                          16,371
       1,217         DAIMLERCHRYSLER AG<<                                                                           56,104
       1,607         DELPHI CORPORATION                                                                             11,040
       6,820         FIAT SPA ADR                                                                                   50,741
         468         FLEETWOOD ENTERPRISES INCORPORATED+<<                                                           4,525
       3,303         FORD MOTOR COMPANY                                                                             41,783
         323         GENERAL DYNAMICS CORPORATION                                                                   34,028
         707         GENERAL MOTORS CORPORATION<<                                                                   25,219
         391         GOODRICH CORPORATION                                                                           14,479
         231         GROUP 1 AUTOMOTIVE INCORPORATED+                                                                6,387
         595         HARLEY-DAVIDSON INCORPORATED                                                                   36,819
       2,050         HONDA MOTOR COMPANY LIMITED ADR                                                                55,042
       1,564         HONEYWELL INTERNATIONAL INCORPORATED                                                           59,385
         329         JOHNSON CONTROLS INCORPORATED                                                                  19,444
         704         LOCKHEED MARTIN CORPORATION                                                                    41,691

SHARES               SECURITY NAME                                                                               VALUE
         587         NORTHROP GRUMMAN CORPORATION                                                             $     31,052
         356         PACCAR INCORPORATED                                                                            26,792
         205         SEQUA CORPORATION+                                                                             11,882
       1,033         SPORTS RESORTS INTERNATIONAL
                        INCORPORATED+<<                                                                              4,111
         228         SUPERIOR INDUSTRIES INTERNATIONAL
                        INCORPORATED<<                                                                               6,037
         454         TENNECO AUTOMOTIVE INCORPORATED+                                                                6,896
         294         TEXTRON INCORPORATED                                                                           22,741
         296         THOR INDUSTRIES INCORPORATED                                                                   10,538
       1,294         TOYOTA MOTOR CORPORATION ADR                                                                  100,647
         333         TRINITY INDUSTRIES INCORPORATED                                                                 9,590
         252         TRIUMPH GROUP INCORPORATED+                                                                     9,367
         827         UNITED TECHNOLOGIES CORPORATION                                                                82,601

                                                                                                                   947,245
                                                                                                              ------------

TRANSPORTATION SERVICES - 0.03%
         376         EXPEDITORS INTERNATIONAL OF
                        WASHINGTON INCORPORATED                                                                     20,872
         408         SABRE HOLDINGS CORPORATION                                                                      8,600

                                                                                                                    29,472
                                                                                                              ------------

WATER TRANSPORTATION - 0.02%
         368         KIRBY CORPORATION+                                                                             16,284
                                                                                                              ------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.25%
         479         ADVANCED MARKETING SERVICES
                        INCORPORATED                                                                                 3,554
         227         AMERISOURCE-BERGEN CORPORATION                                                                 13,597
         268         BROWN-FORMAN CORPORATION CLASS B                                                               13,641
         757         CARDINAL HEALTH INCORPORATED                                                                   44,322
         526         HANDLEMAN COMPANY<<                                                                            10,841
         575         MCKESSON CORPORATION                                                                           21,471
         321         MEN'S WEARHOUSE INCORPORATED+                                                                  11,290
         342         NU SKIN ENTERPRISES INCORPORATED
                        CLASS A                                                                                      7,637
         916         SAFEWAY INCORPORATED+                                                                          16,854
         297         SCHOOL SPECIALTY INCORPORATED+<<                                                               11,197
         409         SUPERVALU INCORPORATED                                                                         12,994
       1,196         SYSCO CORPORATION                                                                              41,166
         215         TRACTOR SUPPLY COMPANY+                                                                         9,157
         332         UNITED NATURAL FOODS INCORPORATED+                                                             10,349

                                                                                                                   228,070
                                                                                                              ------------

WHOLESALE TRADE-DURABLE GOODS - 0.44%
         277         1-800 CONTACTS INCORPORATED+                                                                    6,529
         310         IMAGISTICS INTERNATIONAL INCORPORATED+                                                         10,494
         468         INSIGHT ENTERPRISES INCORPORATED+                                                               8,330
         211         INTAC INTERNATIONAL+<<                                                                          3,644
         520         KYOCERA CORPORATION ADR                                                                        38,792
       2,983         MITSUBISHI CORPORATION ADR                                                                     81,522
         414         MITSUI & COMPANY LIMITED ADR                                                                   85,259
       1,650         NISSAN MOTOR COMPANY LIMITED ADR<<                                                             35,360
         286         OMNICARE INCORPORATED                                                                           9,864
         426         PEP BOYS-MANNY, MOE & JACK<<                                                                    7,702
         311         RELIANCE STEEL & ALUMINUM COMPANY                                                              14,213
         431         SCP POOL CORPORATION                                                                           14,671

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2005                              WELLS FARGO OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                               VALUE
COMMON STOCK - (CONTINUED)
       9,114         SUMITOMO MITSUI FINANCIAL                                                                $     63,449
       1,112         VISTEON CORPORATION                                                                             7,462
         263         W.W. GRAINGER INCORPORATED                                                                     16,511

                                                                                                                   403,802
                                                                                                              ------------

TOTAL COMMON STOCK
(COST $27,595,625)                                                                                              32,859,667
                                                                                                              ------------

                                                                                  INTEREST
                                                                                  RATE          MATURITY
PRINCIPAL                                                                             %         DATE
US TREASURY SECURITIES - 63.91%

US TREASURY NOTES - 63.91%
$ 11,810,000         US TREASURY NOTE<<                                             2.63       05/15/2008       11,398,032
   2,695,000         US TREASURY NOTE<<                                             5.63       05/15/2008        2,843,330
      95,000         US TREASURY NOTE                                               3.25       08/15/2008           93,248
   7,385,000         US TREASURY NOTE<<                                             3.13       09/15/2008        7,210,758
     590,000         US TREASURY NOTE<<                                             3.38       11/15/2008          580,067
   3,335,000         US TREASURY NOTE                                               4.75       11/15/2008        3,438,308
   3,045,000         US TREASURY NOTE<<                                             3.38       12/15/2008        2,991,950
   8,130,000         US TREASURY NOTE<<                                             2.63       03/15/2009        7,748,272
     600,000         US TREASURY NOTE<<                                             5.50       05/15/2009          637,102
  14,620,000         US TREASURY NOTE<<                                             4.00       06/15/2009       14,656,550
   3,235,000         US TREASURY NOTE<<                                             3.38       09/15/2009        3,153,873
   3,400,000         US TREASURY NOTE<<                                             3.50       11/15/2009        3,330,538
   1,000,000         US TREASURY NOTE<<                                             3.63       01/15/2010          983,203

                                                                                                                59,065,231
                                                                                                              ------------

TOTAL US TREASURY SECURITIES
(COST $59,615,081)                                                                                              59,065,231
                                                                                                              ------------

COLLATERAL FOR SECURITIES LENDING - 47.90%

SHARES
COLLATERAL INVESTED IN
MONEY MARKET FUNDS - 2.53%
   2,337,544         SHORT TERM INVESTMENTS COMPANY
                     LIQUID ASSETS PORTFOLIO                                                                     2,337,544

                                                                                                                 2,337,544
                                                                                                              ------------

                                                                                  INTEREST
                                                                                  RATE           MATURITY
PRINCIPAL            SECURITY NAME                                                   %           DATE             VALUE
COLLATERAL INVESTED IN OTHER
SHORT-TERM ASSETS - 45.37%
$  2,000,000         CONCORD MINUTEMEN
                     CAPITAL COMPANY
                     COMMERCIAL PAPER
                     SERIES B                                                       2.57         03/07/06     $  1,934,260
   2,000,000         LEGACY CAPITAL
                     CORPORATION                                                    2.56         03/23/05        1,996,840
  38,000,000         DEUTSCHE BANK
                     AGENCY MORTGAGE
                     REPURCHASE
                     AGREEMENT                                                      2.62         03/01/05       38,000,000

                                                                                                                41,931,100
                                                                                                              ------------

TOTAL COLLATERAL FOR SECURITIES
LENDING (COST $44,268,644)                                                                                      44,268,644
                                                                                                              ------------

SHORT-TERM INVESTMENTS - 0.63%

US TREASURY BILLS - 0.63%
     585,000         US TREASURY BILL^<<                                            2.39       03/17/2005          584,395
                                                                                                              ------------

TOTAL SHORT-TERM INVESTMENTS
(COST $584,395)                                                                                                    584,395
                                                                                                              ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $132,063,745)*                                                                     148.00%              $136,777,937

OTHER ASSETS AND LIABILITIES, NET                                                        (48.00)               (44,360,548)
                                                                                         ------               ------------
TOTAL NET ASSETS                                                                         100.00%              $ 92,417,389
                                                                                         ------               ------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $132,779,405 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

      GROSS UNREALIZED APPRECIATION                           $ 6,948,464
      GROSS UNREALIZED DEPRECIATION                            (2,949,932)
                                                              -----------
      NET UNREALIZED APPRECIATION (DEPRECIATION)              $ 3,998,532

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                  PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK 2010 FUND                     FEBRUARY 28, 2005
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                                VALUE
COMMON STOCK - 48.14%

AMUSEMENT & RECREATION SERVICES - 0.11%

         734         ALLIANCE GAMING CORPORATION+                                                             $      8,147
         685         CHURCHILL DOWNS INCORPORATED                                                                   30,592
       1,327         GAYLORD ENTERTAINMENT COMPANY+                                                                 56,796
         835         HARRAH'S ENTERTAINMENT INCORPORATED                                                            54,768
       2,114         INTERNATIONAL GAME TECHNOLOGY                                                                  64,392
         393         MULTIMEDIA GAMES INCORPORATED+<<                                                                3,926
         731         WESTWOOD ONE INCORPORATED+                                                                     15,965

                                                                                                                   234,586
                                                                                                              ------------

APPAREL & ACCESSORY STORES - 0.25%
         749         ABERCROMBIE & FITCH COMPANY CLASS A                                                            40,221
         822         AEROPOSTALE INCORPORATED+                                                                      26,222
         687         CATO CORPORATION<<                                                                             20,431
       3,455         CHARMING SHOPPES INCORPORATED+                                                                 26,638
       1,484         CHICO'S FAS INCORPORATED+                                                                      43,704
       1,502         DEB SHOPS INCORPORATED                                                                         42,657
       3,889         GAP INCORPORATED                                                                               82,952
       1,735         KOHL'S CORPORATION+                                                                            83,055
       2,684         LIMITED BRANDS                                                                                 63,826
         846         NORDSTROM INCORPORATED                                                                         45,481
       1,345         ROSS STORES INCORPORATED                                                                       37,660

                                                                                                                   512,847
                                                                                                              ------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM
FABRICS & SIMILAR MATERIALS - 0.26%
       7,048         BENETTON GROUP SPA ADR<<                                                                      173,169
       1,181         JONES APPAREL GROUP INCORPORATED                                                               37,520
         829         LIZ CLAIBORNE INCORPORATED                                                                     35,067
       1,085         QUIKSILVER INCORPORATED+<<                                                                     34,275
         642         VF CORPORATION                                                                                 38,366
       3,284         WACOAL CORPORATION ADR<<                                                                      194,906
       1,214         WARNACO GROUP INCORPORATED+                                                                    29,039

                                                                                                                   542,342
                                                                                                              ------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE
STATIONS - 0.05%
         283         AUTOZONE INCORPORATED+                                                                         27,423
         949         CARMAX INCORPORATED+<<                                                                         31,317
         850         COPART INCORPORATED+                                                                           19,805
         477         O'REILLY AUTOMOTIVE INCORPORATED+<<                                                            24,279

                                                                                                                   102,824
                                                                                                              ------------

BUILDING CONSTRUCTION-GENERAL
CONTRACTORS & OPERATIVE BUILDERS - 0.32%
         286         BEAZER HOMES USA INCORPORATED                                                                  49,169
         891         CENTEX CORPORATION                                                                             56,659
       1,507         D.R. HORTON INCORPORATED                                                                       65,946
         846         LENNAR CORPORATION CLASS A<<                                                                   51,454
          45         NVR INCORPORATED+<<                                                                            35,651
         764         PULTE HOMES INCORPORATED                                                                       59,607
      17,563         SEKISUI HOUSE LIMITED<<                                                                       194,180
         312         STANDARD-PACIFIC CORPORATION                                                                   24,960
       4,371         VIVENDI UNIVERSAL SA ADR+<<                                                                   138,386

                                                                                                                   676,012
                                                                                                              ------------
SHARES               SECURITY NAME                                                                               VALUE
BUILDING MATERIALS, HARDWARE, GARDEN
SUPPLY & MOBILE HOME DEALERS - 0.40%
         525         FASTENAL COMPANY                                                                         $     30,691
      12,454         HOME DEPOT INCORPORATED                                                                       498,409
       4,243         LOWE'S COMPANIES INCORPORATED                                                                 249,404
       1,120         SHERWIN-WILLIAMS COMPANY                                                                       49,616

                                                                                                                   828,120
                                                                                                              ------------

BUSINESS SERVICES -  2.79%
       1,578         24/7 REAL MEDIA INCORPORATED+                                                                   5,823
       1,078         AARON RENTS INCORPORATED                                                                       22,056
       1,417         ADOBE SYSTEMS INCORPORATED                                                                     87,500
         836         ADVO INCORPORATED                                                                              30,656
         738         AFFILIATED COMPUTER SERVICES
                        INCORPORATED CLASS A+<<                                                                     38,155
       1,488         AKAMAI TECHNOLOGIES INCORPORATED+                                                              16,383
         602         ALTIRIS INCORPORATED+                                                                          17,597
         815         ANSYS INCORPORATED+                                                                            29,307
         586         ARBITRON INCORPORATED                                                                          23,762
       1,247         ASCENTIAL SOFTWARE CORPORATION+                                                                19,341
         563         ASK JEEVES INCORPORATED+<<                                                                     12,870
       1,580         AUTODESK INCORPORATED                                                                          46,958
       3,137         AUTOMATIC DATA PROCESSING INCORPORATED                                                        134,766
         616         AVOCENT CORPORATION+                                                                           21,104
       2,869         BEA SYSTEMS INCORPORATED+<<                                                                    23,813
       2,150         BISYS GROUP INCORPORATED+                                                                      31,863
         438         BLUE COAT SYSTEMS INCORPORATED+                                                                 8,156
       1,512         BMC SOFTWARE INCORPORATED+<<                                                                   22,604
         442         CACI INTERNATIONAL INCORPORATED
                        CLASS A+<<                                                                                  23,850
       2,234         CADENCE DESIGN SYSTEMS INCORPORATED+                                                           30,785
         582         CCC INFORMATION SERVICES GROUP+                                                                12,752
       6,053         CENDANT CORPORATION                                                                           133,892
         544         CERNER CORPORATION+                                                                            28,342
         962         CERTEGY INCORPORATED<<                                                                         34,276
         724         CHECKFREE CORPORATION+                                                                         27,903
         563         CHOICEPOINT INCORPORATED+                                                                      22,689
       1,377         CITRIX SYSTEMS INCORPORATED+                                                                   30,983
       2,550         CNET NETWORKS INCORPORATED+                                                                    23,078
       1,004         COGNEX CORPORATION                                                                             27,811
       1,017         COGNIZANT TECHNOLOGY SOLUTIONS
                        CORPORATION+                                                                                48,033
       2,902         COMPUTER ASSOCIATES INTERNATIONAL
                        INCORPORATED<<                                                                              78,615
       1,188         COMPUTER SCIENCES CORPORATION+                                                                 54,921
       5,550         COMPUWARE CORPORATION+                                                                         37,518
       1,699         CONVERGYS CORPORATION+                                                                         25,468
       1,262         CSG SYSTEMS INTERNATIONAL
                        INCORPORATED+<<                                                                             21,580
       1,131         DIGITAL INSIGHT CORPORATION+<<                                                                 18,153
         586         DIGITAL RIVER INCORPORATED+                                                                    17,656
         600         DST SYSTEMS INCORPORATED+<<                                                                    28,494
       5,859         EBAY INCORPORATED+                                                                            251,000
       1,448         ELECTRO RENT CORPORATION+                                                                      20,142
       1,718         ELECTRONIC ARTS INCORPORATED+                                                                 110,794
       3,314         ELECTRONIC DATA SYSTEMS CORPORATION                                                            70,588
       1,108         ELECTRONICS FOR IMAGING INCORPORATED+                                                          18,360
         949         EQUIFAX INCORPORATED                                                                           28,840

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2005                                WELLS FARGO OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                                VALUE
COMMON STOCK - (CONTINUED)
         597         F5 NETWORKS INCORPORATED+<<                                                              $     32,889
         736         FACTSET RESEARCH SYSTEMS INCORPORATED                                                          24,281
         799         FAIR ISAAC CORPORATION                                                                         27,006
         750         FILENET CORPORATION+                                                                           17,565
       4,739         FIRST DATA CORPORATION                                                                        194,394
       1,110         FISERV INCORPORATED+                                                                           42,113
         694         HYPERION SOLUTIONS CORPORATION+                                                                35,033
         616         IDX SYSTEMS CORPORATION+                                                                       21,135
       1,450         IMS HEALTH INCORPORATED                                                                        35,308
         516         INFOSPACE INCORPORATED+<<                                                                      21,393
         911         INSURANCE AUTO AUCTIONS INCORPORATED+                                                          25,335
         885         INTERGRAPH CORPORATION+                                                                        26,346
       1,206         INTERNET CAPITAL GROUP INCORPORATED+                                                           10,034
       3,246         INTERPUBLIC GROUP OF COMPANIES
                        INCORPORATED+                                                                               42,652
         716         INTRADO INCORPORATED+                                                                           8,964
       1,108         INTUIT INCORPORATED+                                                                           47,422
       1,947         KEYNOTE SYSTEMS INCORPORATED+                                                                  23,169
       3,210         KIDDE PLC ADR                                                                                 102,768
         557         KRONOS INCORPORATED+                                                                           31,103
         801         LAMAR ADVERTISING COMPANY+                                                                     31,471
         770         MANHATTAN ASSOCIATES INCORPORATED+                                                             15,300
         786         MANPOWER INCORPORATED                                                                          34,348
       1,199         MCAFEE INCORPORATED+                                                                           27,733
       1,551         MENTOR GRAPHICS CORPORATION+                                                                   21,373
         722         MERCURY INTERACTIVE CORPORATION+                                                               33,125
      51,346         MICROSOFT CORPORATION                                                                       1,292,892
       1,011         MONSTER WORLDWIDE INCORPORATED+                                                                29,167
       2,273         MPS GROUP INCORPORATED+                                                                        24,412
       1,404         NCR CORPORATION+                                                                               54,742
       3,177         NOVELL INCORPORATED+<<                                                                         16,648
       1,054         OMNICOM GROUP INCORPORATED                                                                     95,988
      20,131         ORACLE CORPORATION+                                                                           259,891
         357         PALMSOURCE INCORPORATED+<<                                                                      3,613
       1,344         RED HAT INCORPORATED+<<                                                                        15,402
       4,530         RENTOKIL INITIAL PLC ADR                                                                       69,133
       1,660         REUTERS GROUP PLC ADR                                                                          78,501
       1,302         ROBERT HALF INTERNATIONAL INCORPORATED                                                         37,979
       1,079         RSA SECURITY INCORPORATED+                                                                     17,631
         558         SAFENET INCORPORATED+                                                                          16,740
       3,003         SAP AG                                                                                        121,772
       3,140         SIEBEL SYSTEMS INCORPORATED+                                                                   26,784
         404         SRA INTERNATIONAL INCORPORATED CLASS A+                                                        24,575
      23,236         SUN MICROSYSTEMS INCORPORATED+<<                                                               98,056
       1,991         SUNGARD DATA SYSTEMS INCORPORATED+                                                             51,985
       3,614         SYMANTEC CORPORATION+<<                                                                        79,544
       1,550         SYNOPSYS INCORPORATED+<<                                                                       28,055
         794         TAKE-TWO INTERACTIVE SOFTWARE
                        INCORPORATED+<<                                                                             29,116
         929         TRANSACTION SYSTEMS ARCHITECTS
                        INCORPORATED CLASS A+                                                                       21,720
          95         TRAVELZOO INCORPORATED+<<                                                                       5,858
       3,299         UNISYS CORPORATION+                                                                            25,336
       1,227         UNITED ONLINE INCORPORATED+                                                                    13,313
         833         UNITED RENTALS INCORPORATED+                                                                   15,760
         521         USA MOBILITY INCORPORATED+                                                                     20,444
       1,728         VALUECLICK INCORPORATED+                                                                       21,859

SHARES               SECURITY NAME                                                                                VALUE
       1,741         VERISIGN INCORPORATED+<<                                                                 $     47,738
       2,723         VERITAS SOFTWARE CORPORATION+                                                                  65,951
         431         WEBSENSE INCORPORATED+<<                                                                       25,795
       1,385         WIND RIVER SYSTEMS INCORPORATED+                                                               18,642
       1,689         WPP GROUP PLC ADR<<                                                                            97,118
       6,330         YAHOO! INCORPORATED+                                                                          204,269

                                                                                                                 5,807,926
                                                                                                              ------------

CHEMICALS & ALLIED PRODUCTS - 4.66%
       8,463         ABBOTT LABORATORIES                                                                           389,213
       1,867         ABGENIX INCORPORATED+<<                                                                        15,421
       1,560         AIR PRODUCTS & CHEMICALS INCORPORATED                                                          97,687
       2,966         AKZO NOBEL NV ADR                                                                             133,737
         772         ALBERTO-CULVER COMPANY CLASS B                                                                 40,352
       1,757         ALKERMES INCORPORATED+                                                                         20,522
       6,852         AMGEN INCORPORATED+                                                                           422,152
         735         ANDRX CORPORATION+                                                                             16,501
       4,627         ASTRAZENECA PLC ADR                                                                           183,877
         875         AVERY DENNISON CORPORATION                                                                     53,113
       2,760         AVON PRODUCTS INCORPORATED                                                                    118,045
       3,149         BASF AG ADR<<                                                                                 235,860
       3,743         BAYER AG ADR<<                                                                                131,791
      10,084         BRISTOL-MYERS SQUIBB COMPANY                                                                  252,403
         510         CHARLES RIVER LABORATORIES
                        INTERNATIONAL INCORPORATED+                                                                 23,511
         883         CHIRON CORPORATION+<<                                                                          31,417
         933         CLOROX COMPANY                                                                                 56,017
       3,012         COLGATE PALMOLIVE COMPANY                                                                     159,395
         920         DENDREON CORPORATION+<<                                                                         6,044
       1,703         DISCOVERY LABORATORIES INCORPORATED+<<                                                          9,997
       5,234         DOW CHEMICAL COMPANY                                                                          288,655
       5,248         DU PONT (E.I.) DE NEMOURS & COMPANY                                                           279,718
         938         EASTMAN CHEMICAL COMPANY                                                                       54,160
       1,391         ECOLAB INCORPORATED                                                                            44,109
       5,196         ELI LILLY & COMPANY                                                                           290,976
         767         FMC CORPORATION+                                                                               37,859
       2,085         FOREST LABORATORIES INCORPORATED+<<                                                            89,030
       2,509         GENENTECH INCORPORATED+                                                                       118,425
       1,379         GENZYME CORPORATION+                                                                           77,348
       1,359         GERON CORPORATION+                                                                              9,499
       2,458         GILEAD SCIENCES INCORPORATED+                                                                  84,924
       5,473         GILLETTE COMPANY                                                                              275,018
       8,395         GLAXOSMITHKLINE PLC ADR<<                                                                     404,807
       1,212         GREAT LAKES CHEMICAL CORPORATION                                                               32,360
       1,264         HOSPIRA INCORPORATED+                                                                          37,414
         479         IMCLONE SYSTEMS INCORPORATED+<<                                                                21,201
         847         IMMUCOR INCORPORATED+                                                                          25,160
       1,165         IMPAX LABORATORIES INCORPORATED+                                                               19,875
         376         INKINE PHARMACEUTICAL COMPANY
                        INCORPORATED+                                                                                1,387
         795         INTERNATIONAL FLAVORS & FRAGRANCES
                     INCORPORATED                                                                                   32,826
         394            INVITROGEN CORPORATION+<<                                                                   27,564
       1,392         IVAX CORPORATION+                                                                              22,258
         915         K-V PHARMACEUTICAL COMPANY CLASS A+                                                            19,910
       2,286         KING PHARMACEUTICALS INCORPORATED+                                                             21,831
       1,364         LIGAND PHARMACEUTICALS INCORPORATED
                        CLASS B+                                                                                    13,367

                                                   PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK 2010 FUND                      FEBRUARY 28, 2005
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                                VALUE
COMMON STOCK - (CONTINUED)
         312         MARTEK BIOSCIENCES CORPORATION+                                                          $     20,904
       1,234         MEDAREX INCORPORATED+                                                                          10,440
         912         MEDICINES COMPANY+<<                                                                           21,250
       1,736         MEDIMMUNE INCORPORATED+<<                                                                      41,803
      12,051         MERCK & COMPANY INCORPORATED                                                                  382,017
         648         MGI PHARMA INCORPORATED+<<                                                                     14,839
       2,446         MILLENNIUM PHARMACEUTICALS
                        INCORPORATED+                                                                               21,036
       1,725         MONSANTO COMPANY                                                                              101,396
       1,842         MOSAIC COMPANY+<<                                                                              30,319
       2,011         MYLAN LABORATORIES INCORPORATED<<                                                              35,394
       1,235         NEKTAR THERAPEUTICS+                                                                           21,415
      10,953         NOVARTIS AG ADR                                                                               547,321
         658         NOVEN PHARMACEUTICALS INCORPORATED+                                                            10,870
       1,821         NOVO NORDISK A/S ADR<<                                                                        102,067
         779         NPS PHARMACEUTICALS INCORPORATED+                                                              11,171
         433         OM GROUP INCORPORATED+                                                                         13,804
         619         ONYX PHARMACEUTICALS INCORPORATED+                                                             17,914
         345         OSI PHARMACEUTICALS INCORPORATED+                                                              18,847
         583         PAR PHARMACEUTICAL COMPANIES
                        INCORPORATED+<<                                                                             21,565
       1,098         PENWEST PHARMACEUTICALS COMPANY+                                                               12,078
       1,097         PERRIGO COMPANY                                                                                19,274
      42,464         PFIZER INCORPORATED                                                                         1,116,379
         322         PHARMION CORPORATION+                                                                          10,884
       1,228         PPG INDUSTRIES INCORPORATED                                                                    88,355
       1,988         PRAXAIR INCORPORATED                                                                           89,122
      16,521         PROCTER & GAMBLE COMPANY                                                                      877,100
         896         PROTEIN DESIGN LABS INCORPORATED+<<                                                            13,422
       5,325         ROCHE HOLDING AG ADR                                                                          281,655
       1,264         ROHM & HAAS COMPANY                                                                            60,887
         854         SALIX PHARMACEUTICALS LIMITED+                                                                 13,860
       3,796         SANOFI-AVENTIS ADR<<                                                                          151,498
       7,919         SCHERING-PLOUGH CORPORATION                                                                   150,065
         659         SEPRACOR INCORPORATED+<<                                                                       42,486
      11,612         SHISEIDO COMPANY LIMITED<<                                                                    158,561
         685         SIGMA-ALDRICH CORPORATION                                                                      42,203
       1,262         VALEANT PHARMACEUTICALS INTERNATIONAL                                                          30,604
       1,682         VERTEX PHARMACEUTICALS INCORPORATED+                                                           19,410
         964         VICURON PHARMACEUTICALS INCORPORATED+                                                          16,725
         620         VION PHARMACEUTICALS INCORPORATED+                                                              2,139
         863         WATSON PHARMACEUTICALS INCORPORATED+                                                           27,392
       7,210         WYETH                                                                                         294,312

                                                                                                                 9,689,519
                                                                                                              ------------

COAL MINING - 0.05%
         856         CONSOL ENERGY INCORPORATED                                                                     39,239
         803         MASSEY ENERGY COMPANY<<                                                                        34,995
         624         PENN VIRGINIA CORPORATION                                                                      30,476

                                                                                                                   104,710
                                                                                                              ------------

COMMUNICATIONS - 2.41%
       1,520         ALLTEL CORPORATION                                                                             86,944
       1,844         AMERICAN TOWER CORPORATION CLASS A+                                                            33,801
       5,583         AT&T CORPORATION<<                                                                            108,478
       2,926         AVAYA INCORPORATED+                                                                            40,964
       9,825         BELLSOUTH CORPORATION                                                                         253,485

SHARES               SECURITY NAME                                                                                VALUE
       1,194         BOSTON COMMUNICATIONS GROUP
                        INCORPORATED+                                                                         $      9,003
       1,969         BRITISH SKY BROADCASTING GROUP PLC
                        ADR<<                                                                                       85,868
       2,859         BT GROUP PLC ADR                                                                              115,132
       1,794         CABLEVISION SYSTEMS NEW YORK GROUP
                        CLASS A+<<                                                                                  55,722
       1,376         CENTURYTEL INCORPORATED                                                                        46,289
       2,900         CLEAR CHANNEL COMMUNICATIONS
                        INCORPORATED                                                                                96,512
      11,680         COMCAST CORPORATION CLASS A+<<                                                                380,184
       1,950         CROWN CASTLE INTERNATIONAL
                        CORPORATION+                                                                                31,863
       9,115         DEUTSCHE TELEKOM AG ADR+<<                                                                    190,230
       4,232         DIRECTV GROUP INCORPORATED+                                                                    63,522
       1,784         ECHOSTAR COMMUNICATIONS CORPORATION
                        CLASS A+<<                                                                                  53,074
       1,581         EMMIS COMMUNICATIONS CORPORATION
                        CLASS A+                                                                                    29,565
       3,119         EXTREME NETWORKS INCORPORATED+                                                                 18,153
       1,256         FOUNDRY NETWORKS INCORPORATED+                                                                 13,025
       3,620         FRANCE TELECOM SA ADR                                                                         109,288
         578         GOLDEN TELECOM INCORPORATED<<                                                                  17,028
       1,642         GRAY TELEVISION INCORPORATED                                                                   23,875
       2,329         IAC INTERACTIVECORP+<<                                                                         52,402
       1,246         LAGARDERE SCA ADR                                                                              97,744
         782         LIBERTY CORPORATION                                                                            34,213
         865         LIN TV CORPORATION CLASS A+                                                                    15,250
       1,177         LODGENET ENTERTAINMENT CORPORATION+                                                            20,774
       5,775         NEXTEL COMMUNICATIONS INCORPORATED
                        CLASS A+                                                                                   169,958
       1,174         NEXTEL PARTNERS INCORPORATED CLASS A+<<                                                        23,374
       4,218         NIPPON TELEGRAPH AND TELEPHONE
                        CORPORATION ADR                                                                             91,404
         516         NOVATEL WIRELESS INCORPORATED+<<                                                                5,552
         597         NTL INCORPORATED+<<                                                                            38,739
       5,597         NTT DOCOMO INCORPORATED ADR                                                                    94,869
       2,526         REED ELSEVIER PLC ADR<<                                                                       103,187
       8,652         ROYAL KPN NV ADR                                                                               83,405
       1,542         SAGA COMMUNICATIONS INCORPORATED
                        CLASS A+                                                                                    24,718
      18,893         SBC COMMUNICATIONS INCORPORATED                                                               454,377
       2,464         SPANISH BROADCASTING SYSTEMS
                        INCORPORATED+                                                                               24,763
       8,346         SPRINT CORPORATION-FON GROUP<<                                                                197,633
       4,282         TDC A/S ADR                                                                                    96,045
       5,248         TELEFONICA SA ADR                                                                             289,427
         450         TELEPHONE & DATA SYSTEMS INCORPORATED                                                          39,375
       1,759         UNIVISION COMMUNICATIONS INCORPORATED
                        CLASS A+<<                                                                                  46,420
       1,114         UTSTARCOM INCORPORATED+<<                                                                      14,315
      15,729         VERIZON COMMUNICATIONS INCORPORATED                                                           565,772
      18,949         VODAFONE GROUP PLC ADR<<                                                                      498,169
         807         WESTERN WIRELESS CORPORATION CLASS A+                                                          31,715
       1,202         XM SATELLITE RADIO HOLDINGS
                     INCORPORATED+<<                                                                                39,618

                                                                                                                 5,015,223
                                                                                                              ------------

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2005                                WELLS FARGO OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                                VALUE
COMMON STOCK - (CONTINUED)

CONSTRUCTION SPECIAL TRADE CONTRACTORS - 0.02%
         989         DYCOM INDUSTRIES INCORPORATED+                                                           $     26,653
         482         EMCOR GROUP INCORPORATED+                                                                      23,247

                                                                                                                    49,900
                                                                                                              ------------

DEPOSITORY INSTITUTIONS - 5.74%
       6,312         ABN AMRO HOLDING NV ADR                                                                       174,085
       4,787         ALLIED IRISH BANKS PLC ADR                                                                    204,644
       1,466         AMCORE FINANCIAL INCORPORATED                                                                  41,678
       2,942         AMSOUTH BANCORPORATION                                                                         73,491
      10,082         BANCO BILBAO VIZCAYA ARGENTARIA SA
                        ADR                                                                                        174,318
      17,538         BANCO SANTANDER CENTRAL HISPANO SA
                        ADR                                                                                        215,717
       1,242         BANCTRUST FINANCIAL GROUP
                        INCORPORATED                                                                                25,635
      25,774         BANK OF AMERICA CORPORATION                                                                 1,202,357
       4,927         BANK OF NEW YORK COMPANY
                        INCORPORATED                                                                               149,042
       1,181         BANKUNITED FINANCIAL CORPORATION
                        CLASS A+                                                                                    33,422
       1,729         BANNER CORPORATION                                                                             51,092
       6,363         BARCLAYS PLC ADR                                                                              279,654
       3,008         BAYERISCHE HYPO-UND VEREINSBANK AG
                        ADR+                                                                                        73,146
       3,212         BB&T CORPORATION                                                                              125,750
       7,196         BNP PARIBAS SA ADR<<                                                                          261,714
       1,627         CASCADE BANCORP                                                                                30,246
       1,411         CATHAY GENERAL BANCORPORATION                                                                  50,852
       1,729         CHITTENDEN CORPORATION                                                                         45,957
      32,875         CITIGROUP INCORPORATED                                                                      1,568,795
       1,697         CITIZENS BANKING CORPORATION MI                                                                52,318
       1,083         CITY BANK LYNNWOOD WASHINGTON                                                                  34,948
       1,826         COASTAL FINANCIAL CORPORATION                                                                  27,719
       1,164         COMERICA INCORPORATED                                                                          66,441
       1,403         COMMERCIAL FEDERAL CORPORATION                                                                 38,344
       1,853         COMMUNITY TRUST BANCORP                                                                        55,256
       1,046         CORUS BANKSHARES INCORPORATED                                                                  51,725
       2,387         DEUTSCHE BANK AG<<                                                                            209,817
       1,855         DIME COMMUNITY BANCSHARES                                                                      28,957
         938         EAST WEST BANCORP INCORPORATED                                                                 33,730
       1,188         FARMERS CAPITAL BANK CORPORATION                                                               42,020
       2,820         FIFTH THIRD BANCORP<<                                                                         126,251
       1,225         FIRST HORIZON NATIONAL CORPORATION                                                             52,124
         773         FIRST OF LONG ISLAND CORPORATION                                                               36,331
       1,062         FIRST REPUBLIC BANK                                                                            56,392
         750         FIRSTFED FINANCIAL CORPORATION+                                                                38,325
       1,107         FLAGSTAR BANCORP INCORPORATED                                                                  22,749
       2,716         GOLD BANC CORP INCORPORATED                                                                    38,594
       1,136         GOLDEN WEST FINANCIAL CORPORATION<<                                                            70,307
       1,287         GREATER BAY BANCORP                                                                            32,600
       5,210         HBOS PLC ADR<<                                                                                249,519
       6,340         HSBC HOLDINGS PLC ADR<<                                                                       529,327
       2,744         HUNTINGTON BANCSHARES INCORPORATED                                                             61,795
         752         HYPO REAL ESTATE HOLDING AG ADR+                                                               30,614

SHARES               SECURITY NAME                                                                                VALUE
         683         INVESTORS FINANCIAL SERVICES
                        CORPORATION                                                                           $     34,232
      20,116         JP MORGAN CHASE & COMPANY                                                                     735,240
       2,668         KEYCORP                                                                                        88,044
       5,009         LLOYDS TSB GROUP PLC ADR+<<                                                                   190,843
       1,832         MARSHALL & ILSLEY CORPORATION                                                                  74,178
       3,250         MELLON FINANCIAL CORPORATION                                                                   93,210
         638         NASB FINANCIAL INCORPORATED                                                                    26,809
       2,088         NATIONAL AUSTRALIA BANK LIMITED ADR                                                           238,450
      33,078         NATIONAL BANK OF GREECE SA ADR                                                                253,047
       3,297         NATIONAL CITY CORPORATION                                                                     117,934
       2,853         NBT BANCORP INCORPORATED                                                                       66,903
       1,621         NORTHERN TRUST CORPORATION                                                                     68,487
       1,967         NORTHWEST BANCORP INCORPORATED                                                                 42,192
       1,381         OCEANFIRST FINANCIAL CORPORATION                                                               32,108
       1,758         PNC FINANCIAL SERVICES GROUP                                                                   92,541
       2,497         PROVIDENT FINANCIAL SERVICES
                        INCORPORATED                                                                                44,497
         825         R&G FINANCIAL CORPORATION CLASS B                                                              29,964
       3,039         REGIONS FINANCIAL CORPORATION                                                                  98,038
       3,531         REPUBLIC BANCORP INCORPORATED                                                                  51,376
       1,912         REPUBLIC BANCORP INCORPORATED CLASS A                                                          49,961
       2,645         ROYAL BANCSHARES OF PENNSYLVANIA
                        INCORPORATED CLASS A                                                                        65,384
       6,476         SAN PAOLO-IMI SPA<<                                                                           188,970
       1,109         SILICON VALLEY BANCSHARES+                                                                     48,596
         309         SMITHTOWN BANCORPORATION INCORPORATED                                                           9,539
       9,227         SOCIETE GENERALE<<                                                                            195,469
       1,970         SOUTHWEST BANCORPORATION OF TEXAS
                        INCORPORATED                                                                                37,528
       2,671         SOVEREIGN BANCORP INCORPORATED<<                                                               61,273
       2,099         STATE STREET CORPORATION                                                                       92,041
       1,883         STERLING BANCORPORATION NY<<                                                                   46,623
       2,180         STERLING FINANCIAL CORPORATION                                                                 57,399
       1,657         SUNTRUST BANKS INCORPORATED                                                                   120,033
       2,992         SYNOVUS FINANCIAL CORPORATION                                                                  81,263
         929         TOMPKINS TRUSTCOMPANY INCORPORATED                                                             39,650
       1,220         UMPQUA HOLDINGS CORPORATION                                                                    29,170
       4,450         UNITED COMMUNITY FINANCIAL
                        CORPORATION                                                                                 49,840
      10,393         US BANCORP                                                                                    309,192
       1,397         USB HOLDING COMPANY INCORPORATED                                                               31,243
       8,988         WACHOVIA CORPORATION                                                                          476,454
       4,910         WASHINGTON MUTUAL INCORPORATED<<                                                              206,024
       2,482         WEST COAST BANCORP OREGON                                                                      61,057
       5,548         WESTPAC BANKING CORPORATION ADR                                                               420,982
         914         WINTRUST FINANCIAL CORPORATION                                                                 49,045
         924         ZIONS BANCORPORATION                                                                           61,076

                                                                                                                11,933,703
                                                                                                              ------------

EATING & DRINKING PLACES - 0.28%
       1,481         BOB EVANS FARMS INCORPORATED                                                                   33,545
       1,243         CHEESECAKE FACTORY INCORPORATED+<<                                                             42,299
       1,723         DARDEN RESTAURANTS INCORPORATED                                                                46,176
         990         IHOP CORPORATION<<                                                                             46,609
         947         JACK IN THE BOX INCORPORATED+                                                                  33,997
       1,289         KRISPY KREME DOUGHNUTS
                        INCORPORATED+<<                                                                              7,064

                                                    PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK 2010 FUND                       FEBRUARY 28, 2005
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                                VALUE
COMMON STOCK - (CONTINUED)
       7,268         MCDONALD'S CORPORATION                                                                   $    240,425
       1,189         WENDY'S INTERNATIONAL INCORPORATED                                                             45,004
       1,851         YUM! BRANDS INCORPORATED                                                                       90,292

                                                                                                                   585,411
                                                                                                              ------------

EDUCATIONAL SERVICES - 0.05%
         993         APOLLO GROUP INCORPORATED CLASS A+<<                                                           73,124
         872         CAREER EDUCATION CORPORATION+<<                                                                29,779

                                                                                                                   102,903
                                                                                                              ------------

ELECTRIC, GAS & SANITARY SERVICES - 2.27%
       4,906         AES CORPORATION+                                                                               82,126
       2,886         ALLIED WASTE INDUSTRIES INCORPORATED+<<                                                        23,723
       1,382         AMEREN CORPORATION                                                                             71,132
       2,737         AMERICAN ELECTRIC POWER COMPANY
                        INCORPORATED                                                                                91,416
       4,576         BG GROUP PLC ADR                                                                              181,210
       1,131         BLACK HILLS CORPORATION                                                                        35,853
       6,014         CALPINE CORPORATION+<<                                                                         19,906
       3,870         CENTERPOINT ENERGY INCORPORATED                                                                46,363
       1,258         CH ENERGY GROUP INCORPORATED                                                                   58,057
       1,535         CINERGY CORPORATION                                                                            62,091
       3,729         CMS ENERGY CORPORATION+                                                                        45,270
       1,455         CONSTELLATION ENERGY GROUP
                        INCORPORATED                                                                                74,889
       1,698         DOMINION RESOURCES INCORPORATED                                                               122,307
       1,446         DTE ENERGY COMPANY                                                                             63,942
       5,779         DUKE ENERGY CORPORATION                                                                       155,975
       2,802         E.ON AG                                                                                       252,180
       2,374         EDISON INTERNATIONAL                                                                           77,108
       5,861         EL PASO CORPORATION                                                                            72,266
       6,612         ENDESA SA ADR                                                                                 149,828
       4,795         ENEL SPA ADR<<                                                                                231,263
       1,352         ENTERGY CORPORATION                                                                            93,450
       3,836         EXELON CORPORATION                                                                            174,001
       2,185         FIRSTENERGY CORPORATION                                                                        90,109
       1,115         FPL GROUP INCORPORATED                                                                         88,475
     106,748         HONG KONG & CHINA GAS COMPANY
                        LIMITED ADR                                                                                223,787
      18,325         HONG KONG ELECTRIC HOLDINGS
                        LIMITED ADR<<                                                                               83,412
       2,784         INTERNATIONAL POWER PLC+<<                                                                     97,885
         866         KINDER MORGAN INCORPORATED                                                                     69,427
       3,676         MIDDLESEX WATER COMPANY                                                                        65,837
       3,507         NATIONAL GRID TRANSCO PLC<<                                                                   172,299
         250         NICOR INCORPORATED                                                                              9,322
       3,010         NISOURCE INCORPORATED                                                                          68,146
       2,554         PG&E CORPORATION                                                                               89,850
       2,138         PICO HOLDINGS INCORPORATED+                                                                    47,122
       1,039         PINNACLE WEST CAPITAL CORPORATION                                                              43,378
       1,193         PPL CORPORATION                                                                                65,066
       1,500         PROGRESS ENERGY INCORPORATED<<                                                                 65,010
       1,740         PUBLIC SERVICE ENTERPRISE GROUP
                        INCORPORATED                                                                                94,917
       2,941         RELIANT RESOURCES INCORPORATED+                                                                35,263
       4,247         SCOTTISH POWER PLC<<                                                                          135,055
       1,725         SEMPRA ENERGY<<                                                                                69,000

SHARES               SECURITY NAME                                                                                VALUE
       3,993         SOUTHERN COMPANY<<                                                                       $    128,255
       5,744         SUEZ SA<<                                                                                     156,179
       1,746         TXU CORPORATION                                                                               133,132
         803         UIL HOLDINGS CORPORATION                                                                       40,230
       9,256         UNITED UTILITIES PLC<<                                                                        223,532
       3,950         WASTE MANAGEMENT INCORPORATED                                                                 115,498
       3,597         WILLIAMS COMPANIES INCORPORATED                                                                67,732
       3,719         XCEL ENERGY INCORPORATED                                                                       65,901

                                                                                                                 4,728,175
                                                                                                              ------------

ELECTRONIC & OTHER ELECTRICAL
EQUIPMENT & COMPONENTS, EXCEPT
COMPUTER EQUIPMENT - 4.12%
       2,547         ADVANCED MICRO DEVICES INCORPORATED+                                                           44,445
       1,567         AEROFLEX INCORPORATED+                                                                         15,921
       4,127         ALCATEL SA ADR+<<                                                                              53,610
       2,111         ALTERA CORPORATION+                                                                            43,782
       1,802         AMERICAN POWER CONVERSION
                        CORPORATION                                                                                 39,680
         895         AMETEK INCORPORATED                                                                            34,314
       2,150         ANALOG DEVICES INCORPORATED                                                                    78,948
       1,649         ANDREW CORPORATION+                                                                            19,953
       4,013         APPLIED MICRO CIRCUITS CORPORATION+                                                            13,845
       1,883         ASML HOLDING NV NY SHARES+                                                                     34,497
         814         ATMI INCORPORATED+<<                                                                           22,157
         777         BENCHMARK ELECTRONICS INCORPORATED+                                                            25,268
       1,645         BROADCOM CORPORATION CLASS A+<<                                                                53,051
       1,712         C-COR INCORPORATED+                                                                            12,977
       2,959         CANON INCORPORATED ADR                                                                        156,058
       3,500         CHARTERED SEMICONDUCTOR+<<                                                                     23,485
       1,350         COMVERSE TECHNOLOGY INCORPORATED+                                                              31,333
         642         CREE INCORPORATED+<<                                                                           15,100
         860         CYMER INCORPORATED+                                                                            24,858
         683         DITECH COMMUNICATIONS CORPORATION+                                                              8,578
       1,067         DSP GROUP INCORPORATED+                                                                        26,862
         925         ELECTRO SCIENTIFIC INDUSTRIES
                        INCORPORATED+                                                                               20,905
       2,048         ELECTROLUX AB ADR CLASS B<<                                                                    98,632
       2,124         EMERSON ELECTRIC COMPANY                                                                      140,864
       1,385         FREESCALE SEMICONDUCTOR INCORPORATED
                        CLASS B+                                                                                    26,564
       3,915         FUJITSU LIMITED ADR                                                                           129,142
      61,911         GENERAL ELECTRIC COMPANY                                                                    2,179,267
       1,692         GRAFTECH INTERNATIONAL LIMITED+                                                                15,634
         398         HARMAN INTERNATIONAL INDUSTRIES
                        INCORPORATED                                                                                44,644
         678         HUTCHINSON TECHNOLOGY INCORPORATED+                                                            22,143
         721         IMATION CORPORATION                                                                            24,795
       3,925         INFINEON TECHNOLOGIES AG ADR+<<                                                                40,584
      35,661         INTEL CORPORATION                                                                             855,151
         844         INTER-TEL INCORPORATED                                                                         23,202
       1,103         INTERDIGITAL COMMUNICATIONS
                        CORPORATION+                                                                                19,115
       9,390         INTERNATIONAL BUSINESS MACHINES
                        CORPORATION                                                                                869,326
         649         INTERNATIONAL RECTIFIER CORPORATION+                                                           28,556
       1,463         INTERSIL CORPORATION CLASS A                                                                   24,666
       1,440         JABIL CIRCUIT INCORPORATED+                                                                    37,022

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2005                                WELLS FARGO OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                                VALUE
COMMON STOCK - (CONTINUED)
      10,973         JDS UNIPHASE CORPORATION+                                                                $     20,849
       1,234         KLA-TENCOR CORPORATION                                                                         60,972
       2,421         KONINKLIJKE (ROYAL) PHILIPS
                        ELECTRONICS NV NY SHARES<<                                                                  67,110
         692         L-3 COMMUNICATIONS HOLDINGS
                        INCORPORATED                                                                                49,893
       1,707         LINEAR TECHNOLOGY CORPORATION                                                                  66,675
         709         LITTELFUSE INCORPORATED+                                                                       23,057
       3,589         LSI LOGIC CORPORATION+                                                                         22,898
      23,357         LUCENT TECHNOLOGIES INCORPORATED+<<                                                            71,706
       9,403         MATSUSHITA ELECTRIC INDUSTRIAL COMPANY
                        LIMITED ADR                                                                                140,481
       1,642         MAXIM INTEGRATED PRODUCTS INCORPORATED                                                         70,639
       1,062         MAYTAG CORPORATION                                                                             16,185
       2,342         MCDATA CORPORATION CLASS A+<<                                                                   9,204
       1,532         MICROCHIP TECHNOLOGY INCORPORATED                                                              42,069
       3,847         MICRON TECHNOLOGY INCORPORATED+<<                                                              44,241
      11,612         MINEBEA COMPANY LIMITED ADR<<                                                                 106,450
       1,477         MOLEX INCORPORATED                                                                             37,117
      12,746         MOTOROLA INCORPORATED                                                                         199,602
         989         MYKROLIS CORPORATION+                                                                          13,371
         718         NATIONAL PRESTO INDUSTRIES INCORPORATED                                                        30,055
       2,667         NATIONAL SEMICONDUCTOR CORPORATION                                                             53,207
       2,106         NETWORK APPLIANCE INCORPORATED+                                                                63,201
      11,843         NOKIA OYJ ADR                                                                                 191,146
       1,239         NOVELLUS SYSTEMS INCORPORATED+                                                                 36,594
       1,534         NVIDIA CORPORATION+                                                                            44,471
       1,073         OMNIVISION TECHNOLOGIES INCORPORATED+<<                                                        21,685
       4,635         OMRON CORPORATION                                                                             108,002
       1,129         OPENWAVE SYSTEMS INCORPORATED+                                                                 14,406
       3,808         PIONEER CORPORATION<<                                                                          66,945
         794         QLOGIC CORPORATION+<<                                                                          31,990
       9,062         QUALCOMM INCORPORATED                                                                         327,229
       1,019         RAMBUS INCORPORATED+                                                                           17,904
       3,169         RF MICRO DEVICES INCORPORATED+                                                                 17,430
       1,339         ROCKWELL COLLINS INCORPORATED                                                                  61,661
         444         ROGERS CORPORATION+                                                                            20,273
       4,863         SANMINA-SCI CORPORATION+                                                                       26,990
       1,287         SCIENTIFIC-ATLANTA INCORPORATED                                                                39,768
       1,275         SILICON IMAGE INCORPORATED+                                                                    14,688
       2,429         SKYWORKS SOLUTIONS INCORPORATED+                                                               17,635
         597         SOHU.COM INCORPORATED+                                                                         10,692
       7,832         SOLECTRON CORPORATION+                                                                         38,768
       3,872         SONY CORPORATION ADR                                                                          146,323
       2,338         STMICROELECTRONICS NV NY SHARES<<                                                              41,593
       1,359         TDK CORPORATION ADR                                                                            98,324
       4,610         TELEFONAKTIEBOLAGET LM ERICSSON ADR+<<                                                        135,119
       3,572         TELLABS INCORPORATED+                                                                          25,325
       9,515         TEXAS INSTRUMENTS INCORPORATED                                                                251,862
       1,386         THOMAS & BETTS CORPORATION+                                                                    43,077
         752         VARIAN SEMICONDUCTOR EQUIPMENT
                     ASSOCIATES INCORPORATED+                                                                       29,960
         396         WHIRLPOOL CORPORATION                                                                          25,245
       2,169         XILINX INCORPORATED                                                                            65,504
       1,244         ZORAN CORPORATION+                                                                             13,323

                                                                                                                 8,571,848
                                                                                                              ------------

SHARES               SECURITY NAME                                                                                VALUE
ENGINEERING, ACCOUNTING, RESEARCH
MANAGEMENT & RELATED SERVICES - 0.27%

         610         AFFYMETRIX INCORPORATED+<<                                                               $     26,065
         582         AMERICAN HEALTHCORP+                                                                           19,776
       1,194         AMYLIN PHARMACEUTICALS INCORPORATED+                                                           25,575
       1,667         APPLERA CORPORATION-CELERA GENOMICS
                        GROUP+                                                                                      18,520
         564         CDI CORPORATION                                                                                11,737
       1,038         CELGENE CORPORATION+                                                                           28,415
         509         CEPHALON INCORPORATED+<<                                                                       24,977
         472         CORPORATE EXECUTIVE BOARD COMPANY                                                              29,524
         929         ERESEARCH TECHNOLOGY INCORPORATED+                                                             14,464
         789         FLUOR CORPORATION                                                                              49,510
         491         GEN-PROBE INCORPORATED+<<                                                                      24,997
         647         MOODY'S CORPORATION                                                                            54,290
         957         NAVIGANT CONSULTING INCORPORATED+                                                              24,643
       2,002         PAYCHEX INCORPORATED                                                                           63,924
       1,311         PER-SE TECHNOLOGIES INCORPORATED+                                                              19,822
         464         QUEST DIAGNOSTICS INCORPORATED<<                                                               46,122
         534         RESOURCES CONNECTION INCORPORATED+<<                                                           26,572
       1,061         TELIK INCORPORATED+<<                                                                          20,032
       3,026         UNITEDGLOBAL.COM INCORPORATED+                                                                 28,142

                                                                                                                   557,107
                                                                                                              ------------

FABRICATED METAL PRODUCTS, EXCEPT
MACHINERY & TRANSPORTATION
EQUIPMENT - 0.22%
         995         BALL CORPORATION                                                                               44,178
         915         FORTUNE BRANDS INCORPORATED                                                                    74,115
       1,350         ILLINOIS TOOL WORKS INCORPORATED                                                              121,162
       2,841         MASCO CORPORATION                                                                              95,799
         756         NCI BUILDING SYSTEMS INCORPORATED+<<                                                           28,259
       1,098         SIMPSON MANUFACTURING COMPANY
                        INCORPORATED                                                                                37,914
       1,087         SNAP-ON INCORPORATED                                                                           35,980
         808         TASER INTERNATIONAL INCORPORATED+<<                                                            10,512

                                                                                                                   447,919
                                                                                                              ------------

FINANCIAL SERVICES - 0.02%
       2,381         JANUS CAPITAL GROUP INCORPORATED                                                               33,405
                                                                                                              ------------

FOOD & KINDRED PRODUCTS - 1.80%
         398         AMERICAN ITALIAN PASTA COMPANY
                        CLASS A                                                                                     10,746
       8,476         ANHEUSER-BUSCH COMPANIES
                        INCORPORATED                                                                               402,186
       3,812         ARCHER-DANIELS-MIDLAND COMPANY                                                                 91,869
       5,788         CADBURY SCHWEPPES PLC ADR                                                                     229,610
       1,652         CAMPBELL SOUP COMPANY                                                                          45,760
      16,385         COCA-COLA COMPANY                                                                             701,278
       1,954         COCA-COLA ENTERPRISES INCORPORATED                                                             41,718
      17,300         COMPASS GROUP PLC<<                                                                            83,454
       3,545         CONAGRA FOODS INCORPORATED                                                                     96,849
       3,972         DIAGEO PLC ADR                                                                                227,477
       1,495         GENERAL MILLS INCORPORATED                                                                     78,293
         268         HANSEN NATURAL CORPORATION+                                                                    11,730
       2,791         HERCULES INCORPORATED+                                                                         40,023
       1,104         HERSHEY FOODS CORPORATION                                                                      69,552
       2,330         HJ HEINZ COMPANY                                                                               87,701

                                                   PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK 2010 FUND                      FEBRUARY 28, 2005
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                                VALUE
COMMON STOCK - (CONTINUED)
         712         J & J SNACK FOODS CORPORATION                                                            $     33,614
       1,532         KELLOGG COMPANY                                                                                67,408
      17,801         KIRIN BREWERY COMPANY LIMITED<<                                                               182,638
       3,993         NATIONAL BEVERAGE CORPORATION+                                                                 34,939
       7,163         NESTLE SA ADR<<                                                                               498,720
       1,247         PEPSI BOTTLING GROUP INCORPORATED                                                              33,943
       9,069         PEPSICO INCORPORATED                                                                          488,456
         264         SANDERSON FARMS INCORPORATED                                                                   11,846
       4,714         SARA LEE CORPORATION                                                                          105,594
         972         WM WRIGLEY JR COMPANY                                                                          64,696

                                                                                                                 3,740,100
                                                                                                              ------------

FOOD STORES - 0.43%
       2,084         ALBERTSON'S INCORPORATED                                                                       46,661
       4,604         COLES MYER LIMITED ADR<<                                                                      279,371
       8,369         KONINKLIJKE AHOLD NV ADR+                                                                      75,739
       4,640         KROGER COMPANY+<<                                                                              83,474
       2,488         STARBUCKS CORPORATION+                                                                        128,903
      13,139         TESCO PLC ADR<<                                                                               231,702
         458         WHOLE FOODS MARKET INCORPORATED<<                                                              47,092
       1,154         WINN-DIXIE STORES INCORPORATED+<<                                                                 698

                                                                                                                   893,640
                                                                                                              ------------

FORESTRY - 0.04%
       1,403         WEYERHAEUSER COMPANY                                                                           93,903
                                                                                                              ------------

FURNITURE & FIXTURES - 0.09%
       1,237         FURNITURE BRANDS INTERNATIONAL
                        INCORPORATED                                                                                28,736
         599         HILLENBRAND INDUSTRIES INCORPORATED                                                            33,790
         245         HOOKER FURNITURE CORPORATION                                                                    6,365
       1,839         LEGGETT & PLATT INCORPORATED                                                                   50,885
       2,098         NEWELL RUBBERMAID INCORPORATED                                                                 46,764
         569         SELECT COMFORT CORPORATION+<<                                                                  11,721

                                                                                                                   178,261
                                                                                                              ------------

GENERAL MERCHANDISE STORES - 0.34%
       1,997         DOLLAR GENERAL CORPORATION                                                                     42,396
       1,341         FAMILY DOLLAR STORES INCORPORATED                                                              44,146
       1,132         FEDERATED DEPARTMENT STORES
                        INCORPORATED                                                                                63,901
       1,007         FRED'S INCORPORATED                                                                            16,968
       1,526         JC PENNEY COMPANY INCORPORATED                                                                 67,892
         310         KMART HOLDING CORPORATION+<<                                                                   30,216
       1,812         MAY DEPARTMENT STORES COMPANY                                                                  62,532
       1,262         SEARS ROEBUCK & COMPANY                                                                        63,012
       4,871         TARGET CORPORATION                                                                            247,544
       2,722         TJX COMPANIES INCORPORATED                                                                     66,471

                                                                                                                   705,078
                                                                                                              ------------

HEALTH SERVICES - 0.35%
         844         APRIA HEALTHCARE GROUP INCORPORATED+                                                           27,396
       1,938         BIOGEN IDEC INCORPORATED+<<                                                                    74,904
       2,718         CAREMARK RX INCORPORATED+                                                                     104,045
         869         DAVITA INCORPORATED+                                                                           36,707
       2,369         HCA INCORPORATED                                                                              111,841
       1,769         HEALTH MANAGEMENT ASSOCIATION
                        INCORPORATED CLASS A                                                                        40,634

SHARES               SECURITY NAME                                                                                VALUE
       2,413         HUMAN GENOME SCIENCES INCORPORATED+                                                      $     26,929
         687         LABORATORY CORPORATION OF AMERICA
                        HOLDINGS+                                                                                   32,900
         681         LIFEPOINT HOSPITALS INCORPORATED+                                                              27,274
         861         LINCARE HOLDINGS INCORPORATED+                                                                 34,939
         931         MANOR CARE INCORPORATED                                                                        31,719
         786         NEIGHBORCARE INCORPORATED+                                                                     23,635
         401         PEDIATRIX MEDICAL GROUP INCORPORATED+                                                          27,481
         414         SIERRA HEALTH SERVICES INCORPORATED+                                                           25,486
       3,674         TENET HEALTHCARE CORPORATION+<<                                                                40,083
         791         TRIAD HOSPITALS INCORPORATED+                                                                  34,543
         681         UNITED SURGICAL PARTNERS INTERNATIONAL
                        INCORPORATED+                                                                               27,962

                                                                                                                   728,478
                                                                                                              ------------

HOLDING & OTHER INVESTMENT OFFICES - 0.92%
         579         4KIDS ENTERTAINMENT INCORPORATED+                                                              11,314
         612         ALEXANDRIA REAL ESTATE EQUITIES
                        INCORPORATED                                                                                40,992
       1,024         AMERICAN HOME MORTGAGE
                        INVESTMENT CORPORATION                                                                      31,898
       1,383         AMLI RESIDENTIAL PROPERTIES TRUST                                                              38,198
       1,450         BEDFORD PROPERTY INVESTORS                                                                     33,799
       1,935         BRANDYWINE REALTY TRUST                                                                        57,257
         823         CAPSTEAD MORTGAGE CORPORATION<<                                                                 7,786
       2,022         CARRAMERICA REALTY CORPORATION                                                                 63,187
       1,183         CEDAR SHOPPING CENTERS INCORPORATED                                                            16,893
       1,432         COLONIAL PROPERTIES TRUST<<                                                                    52,110
       1,371         CORPORATE OFFICE PROPERTIES
                        TRUST SBI MD                                                                                36,263
       1,297         COUSINS PROPERTIES INCORPORATED                                                                35,188
       2,500         CRT PROPERTIES INCORPORATED                                                                    56,550
       1,790         EASTGROUP PROPERTIES INCORPORATED<<                                                            69,345
       1,412         ENTERTAINMENT PROPERTIES TRUST                                                                 57,892
       1,357         EQUITY LIFESTYLE PROPERTIES INCORPORATED                                                       45,595
       2,104         FELCOR LODGING TRUST INCORPORATED+                                                             26,384
       1,857         GENERAL GROWTH PROPERTIES INCORPORATED                                                         64,809
         619         HEADWATERS INCORPORATED+<<                                                                     19,907
       1,439         HEALTHCARE REALTY TRUST INCORPORATED                                                           52,955
       1,676         HERITAGE PROPERTY INVESTMENT TRUST                                                             51,369
       1,173         IMPAC MORTGAGE HOLDINGS INCORPORATED<<                                                         22,580
       1,282         KILROY REALTY CORPORATION                                                                      54,113
       1,107         KRAMONT REALTY TRUST                                                                           25,804
       1,270         LASALLE HOTEL PROPERTIES                                                                       38,278
       1,350         MID-AMERICA APARTMENT COMMUNITIES
                        INCORPORATED                                                                                50,706
      15,000         MITSUBISHI TOKYO FINANCIAL GROUP
                        INCORPORATED ADR                                                                           137,550
       1,822         NATIONAL HEALTH INVESTORS INCORPORATED                                                         47,336
         602         NOVASTAR FINANCIAL INCORPORATED<<                                                              21,425
         859         PARKWAY PROPERTIES INCORPORATED                                                                40,399
       1,274         PENNSYLVANIA REAL ESTATE
                        INVESTMENT TRUST                                                                            51,724
       1,612         PLUM CREEK TIMBER COMPANY                                                                      60,531
       1,149         PS BUSINESS PARKS INCORPORATED                                                                 47,684
         875         RAMCO-GERSHENSON PROPERTIES                                                                    24,763
       2,504         REALTY INCORPORATEDOME CORPORATION                                                             58,894
         892         SAUL CENTERS INCORPORATED                                                                      30,774

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2005                                 WELLS FARGO OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                                VALUE
COMMON STOCK - (CONTINUED)
       1,358         SOVRAN SELF STORAGE INCORPORATED<<                                                       $     55,583
      15,641         SUN HUNG KAI PROPERTIES                                                                       145,898
       2,084         TANGER FACTORY OUTLET CENTERS
                        INCORPORATED                                                                                49,703
       1,691         WASHINGTON REAL ESTATE INVESTMENT TRUST                                                        49,377
       3,268         WINSTON HOTELS INCORPORATED                                                                    36,438

                                                                                                                 1,919,251
                                                                                                              ------------

HOME FURNITURE, FURNISHINGS &
EQUIPMENT STORES - 0.15%
       1,986         BED BATH & BEYOND INCORPORATED+                                                                74,515
       1,562         BEST BUY COMPANY INCORPORATED<<                                                                84,379
       1,905         CIRCUIT CITY STORES INCORPORATED                                                               29,775
         546         GUITAR CENTER INCORPORATED+                                                                    33,077
         965         LINENS `N THINGS INCORPORATED+                                                                 25,949
       1,027         RADIO SHACK CORPORATION                                                                        30,358
         856         WILLIAMS-SONOMA INCORPORATED+                                                                  29,694

                                                                                                                   307,747
                                                                                                              ------------

HOTELS, ROOMING HOUSES, CAMPS &
OTHER LODGE PLACES - 0.20%
       6,442         ACCOR SA ADR                                                                                  151,307
           7         EMPIRE RESORTS INCORPORATED+                                                                       79
       3,340         HILTON HOTELS CORPORATION                                                                      70,340
         507         MANDALAY RESORT GROUP                                                                          35,931
       1,217         MARRIOTT INTERNATIONAL INCORPORATED
                        CLASS A                                                                                     78,010
       1,524         STARWOOD HOTELS & RESORTS
                        WORLDWIDE INCORPORATED                                                                      87,234

                                                                                                                   422,901
                                                                                                              ------------

INDUSTRIAL & COMMERCIAL MACHINERY &
COMPUTER EQUIPMENT - 2.18%
       4,258         3M COMPANY                                                                                    357,416
       1,327         AMERICAN STANDARD COMPANIES
                        INCORPORATED                                                                                60,777
       4,552         APPLE COMPUTER INCORPORATED+                                                                  204,203
       9,014         APPLIED MATERIALS INCORPORATED+                                                               157,745
       1,880         BAKER HUGHES INCORPORATED                                                                      88,886
         542         BLACK & DECKER CORPORATION                                                                     44,943
         555         BLACK BOX CORPORATION                                                                          21,617
         662         BRIGGS & STRATTON CORPORATION                                                                  26,096
       1,099         BROOKS AUTOMATION INCORPORATED+                                                                19,903
       1,826         CATERPILLAR INCORPORATED                                                                      173,561
         564         CDW CORPORATION<<                                                                              32,413
      37,144         CISCO SYSTEMS INCORPORATED+                                                                   647,048
       1,399         DEERE & COMPANY                                                                                99,483
      14,135         DELL INCORPORATED+                                                                            566,672
       1,484         DOVER CORPORATION                                                                              57,386
      13,167         EMC CORPORATION+                                                                              166,694
       1,206         EMULEX CORPORATION+                                                                            20,381
         425         ENGINEERED SUPPORT SYSTEMS
                        INCORPORATED                                                                                23,494
         416         EQUINIX INCORPORATED+                                                                          18,217
       1,049         FLOWSERVE CORPORATION+                                                                         26,214
       4,484         GATEWAY INCORPORATED+                                                                          21,075
         639         GLOBAL IMAGING SYSTEMS INCORPORATED+<<                                                         22,710
       1,285         IDEX CORPORATION                                                                               50,757

SHARES               SECURITY NAME                                                                                VALUE
       1,576         JOY GLOBAL INCORPORATED                                                                  $     57,918
       3,179         JUNIPER NETWORKS INCORPORATED+<<                                                               68,476
       1,275         KADANT INCORPORATED+                                                                           25,564
         757         KENNAMETAL INCORPORATED                                                                        37,153
       4,375         KOMATSU LIMITED ADR                                                                           131,562
       1,186         LAM RESEARCH CORPORATION+<<                                                                    37,288
         749         LEXMARK INTERNATIONAL INCORPORATED+                                                            60,017
      13,682         MAKITA CORPORATION<<                                                                          261,463
         808         MANITOWOC COMPANY INCORPORATED                                                                 33,290
      12,147         NEC CORPORATION ADR                                                                            78,348
         785         NORDSON CORPORATION                                                                            31,392
       1,890         OIL STATES INTERNATIONAL INCORPORATED+                                                         39,766
       1,250         PALL CORPORATION                                                                               33,837
         660         PALMONE INCORPORATED+<<                                                                        15,721
         687         PARKER HANNIFIN CORPORATION                                                                    45,205
       1,072         PITNEY BOWES INCORPORATED                                                                      49,162
       1,228         SANDISK CORPORATION+                                                                           33,009
       1,380         SCIENTIFIC GAMES CORPORATION CLASS A+<<                                                        35,494
       2,802         SIEMENS AG<<                                                                                  218,668
         783         SMITH INTERNATIONAL INCORPORATED                                                               50,316
         780         SPX CORPORATION                                                                                34,726
         747         STANLEY WORKS                                                                                  34,549
       1,697         SYMBOL TECHNOLOGIES INCORPORATED<<                                                             30,088
         616         TENNANT COMPANY                                                                                24,209
         766         TEREX CORPORATION+                                                                             34,623
         487         TORO COMPANY                                                                                   42,228
         373         TRANSACT TECHNOLOGIES INCORPORATED+                                                             6,636
       1,043         VARIAN MEDICAL SYSTEMS INCORPORATED+                                                           37,475
       1,896         WESTERN DIGITAL CORPORATION+                                                                   21,349
         487         ZEBRA TECHNOLOGIES CORPORATION
                        CLASS A+                                                                                    24,287

                                                                                                                 4,541,510
                                                                                                              ------------

INSURANCE AGENTS, BROKERS &
SERVICE - 0.24%
       2,182         AON CORPORATION<<                                                                              53,481
         926         JEFFERSON-PILOT CORPORATION                                                                    45,337
         749         LABONE INCORPORATED+<<                                                                         26,964
       3,218         MARSH & MCLENNAN COMPANIES
                        INCORPORATED                                                                               105,068
       1,768         MEDCO HEALTH SOLUTIONS INCORPORATED+                                                           78,534
       2,527         METLIFE INCORPORATED                                                                          103,708
         983         NATIONAL FINANCIAL PARTNERS
                        CORPORATION                                                                                 38,828
       2,729         UNUMPROVIDENT CORPORATION<<                                                                    46,175

                                                                                                                   498,095
                                                                                                              ------------

INSURANCE CARRIERS - 2.04%
       1,310         AEGON NV<<                                                                                     18,837
         887         AETNA INCORPORATED                                                                            129,520
       3,127         AFLAC INCORPORATED                                                                            119,858
       6,338         ALLIANZ AG ADR<<                                                                               79,859
         867         ALLMERICA FINANCIAL CORPORATION+                                                               31,039
       3,714         ALLSTATE CORPORATION                                                                          199,368
         593         AMBAC FINANCIAL GROUP INCORPORATED                                                             46,124
      14,042         AMERICAN INTERNATIONAL GROUP
                        INCORPORATED                                                                               938,006
         842         AMERIGROUP CORPORATION+                                                                        33,562
       2,979         AXA ADR<<                                                                                      79,897

                                                   PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK 2010 FUND                      FEBRUARY 28, 2005
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                                VALUE
COMMON STOCK - (CONTINUED)
       1,027         CHUBB CORPORATION                                                                        $     81,246
         730         CIGNA CORPORATION                                                                              66,284
       1,292         CINCINNATI FINANCIAL CORPORATION<<                                                             57,791
         794         COMMERCE GROUP INCORPORATED                                                                    54,143
       1,088         FIDELITY NATIONAL FINANCIAL INCORPORATED                                                       48,133
       1,755         HARTFORD FINANCIAL SERVICES GROUP
                        INCORPORATED                                                                               126,272
       1,016         HEALTH NET INCORPORATED+                                                                       30,378
       5,215         ING GROEP NV ADR<<                                                                            159,996
       1,332         LINCOLN NATIONAL CORPORATION                                                                   62,404
       1,025         LOEWS CORPORATION                                                                              73,062
       1,068         MBIA INCORPORATED                                                                              62,585
         746         MGIC INVESTMENT CORPORATION                                                                    46,804
       2,328         MILLEA HOLDINGS INCORPORATED<<                                                                170,805
       1,508         OHIO CASUALTY CORPORATION+                                                                     36,388
         703         PACIFICARE HEALTH SYSTEMS
                        INCORPORATED+<<                                                                             44,626
         603         PHILADELPHIA CONSOLIDATED HOLDING
                        CORPORATION+                                                                                45,816
       2,007         PRINCIPAL FINANCIAL GROUP INCORPORATED                                                         78,313
         915         PROASSURANCE CORPORATION+                                                                      37,057
       1,144         PROGRESSIVE CORPORATION                                                                        99,642
       3,124         PRUDENTIAL FINANCIAL INCORPORATED                                                             178,068
         697         RADIAN GROUP INCORPORATED                                                                      33,686
         968         RLI CORPORATION                                                                                41,914
       1,089         SAFECO CORPORATION<<                                                                           51,934
         980         SELECTIVE INSURANCE GROUP INCORPORATED                                                         45,090
       3,773         ST. PAUL COMPANIES INCORPORATED                                                               144,581
       1,489         SWISS REINSURANCE COMPANY ADR                                                                 109,618
         824         TORCHMARK CORPORATION                                                                          42,939
       3,797         UNITEDHEALTH GROUP INCORPORATED                                                               346,135
       1,666         WELLPOINT INCORPORATED+                                                                       203,352

                                                                                                                 4,255,132
                                                                                                              ------------

JUSTICE, PUBLIC ORDER & SAFETY - 0.02%
         904         CORRECTIONS CORPORATION OF AMERICA+                                                            34,026
         308         GEO GROUP INCORPORATED+                                                                         8,843

                                                                                                                    42,869
                                                                                                              ------------

LEATHER & LEATHER PRODUCTS - 0.03%
       1,291         COACH INCORPORATED+                                                                            71,689
                                                                                                              ------------

LOCAL & SUB-TRANSIT & INTERURBAN
HIGHWAY PASS TRANSPORTATION - 0.02%
       1,774         LAIDLAW INTERNATIONAL INCORPORATED+                                                            40,802
                                                                                                              ------------

LUMBER & WOOD PRODUCTS, EXCEPT
FURNITURE - 0.04%
       2,113         CHAMPION ENTERPRISES INCORPORATED+                                                             21,869
       1,801         GEORGIA-PACIFIC CORPORATION<<                                                                  64,494

                                                                                                                    86,363
                                                                                                              ------------

MEASURING, ANALYZING & CONTROLLING
INSTRUMENTS: PHOTOGRAPHIC MEDICAL,
& OPTICAL GOODS - 1.35%
         648         ADVANCED MEDICAL OPTICS
                        INCORPORATED+<<                                                                             24,592

SHARES               SECURITY NAME                                                                                VALUE
         523         ADVANCED NEUROMODULATION SYSTEMS
                        INCORPORATED+                                                                         $     15,428
       4,305         ADVANTEST CORPORATION ADR                                                                      92,988
       3,147         AGILENT TECHNOLOGIES INCORPORATED+                                                             75,528
       1,322         ALIGN TECHNOLOGY INCORPORATED+<<                                                               10,007
         766         ALLERGAN INCORPORATED<<                                                                        57,588
         705         AMERICAN MEDICAL SYSTEMS HOLDINGS
                        INCORPORATED+                                                                               27,918
       1,222         APPLERA CORPORATION-APPLIED
                        BIOSYSTEMS GROUP                                                                            25,100
         496         ARMOR HOLDINGS INCORPORATED+<<                                                                 19,800
         501         BAUSCH & LOMB INCORPORATED                                                                     35,466
       3,239         BAXTER INTERNATIONAL INCORPORATED                                                             115,503
       1,411         BECTON DICKINSON & COMPANY                                                                     84,477
       1,684         BIOMET INCORPORATED                                                                            71,098
       3,801         BOSTON SCIENTIFIC CORPORATION+                                                                124,141
         788         C.R. BARD INCORPORATED                                                                         52,402
         194         COOPER COMPANIES INCORPORATED                                                                  15,976
       1,840         CREDENCE SYSTEMS CORPORATION+                                                                  16,137
       1,423         DANAHER CORPORATION                                                                            77,084
       1,807         EASTMAN KODAK COMPANY                                                                          61,420
         675         ENERGY CONVERSION DEVICES
                        INCORPORATED+                                                                               13,750
       4,221         FUJI PHOTO FILM COMPANY
                        LIMITED ADR                                                                                159,431
       1,683         GUIDANT CORPORATION                                                                           123,515
         289         II-VI INCORPORATED+                                                                            11,274
         547         INTEGRA LIFESCIENCES HOLDINGS+<<                                                               20,288
         887         KEITHLEY INSTRUMENTS INCORPORATED                                                              14,689
         389         LASERSCOPE+                                                                                    13,043
       6,578         MEDTRONIC INCORPORATED                                                                        342,845
         948         MENTOR CORPORATION                                                                             32,820
         439         MILLIPORE CORPORATION+                                                                         19,869
       1,590         PERKINELMER INCORPORATED                                                                       35,266
         392         PHOTON DYNAMICS INCORPORATED+                                                                   9,114
       2,127         PINNACLE SYSTEMS INCORPORATED+                                                                  9,104
         480         POSSIS MEDICAL INCORPORATED+                                                                    4,522
       2,683         RAYTHEON COMPANY                                                                              102,598
         893         RICOH COMPANY LIMITED ADR                                                                      83,319
       1,158         ROCKWELL AUTOMATION INCORPORATED                                                               71,970
       2,072         ST. JUDE MEDICAL INCORPORATED+                                                                 81,015
       1,272         STERIS CORPORATION+                                                                            31,482
       1,771         STRYKER CORPORATION                                                                            87,948
         842         SYBRON DENTAL SPECIALTIES
                        INCORPORATED+                                                                               30,076
         667         TECHNE CORPORATION+<<                                                                          22,738
         890         TEKTRONIX INCORPORATED                                                                         25,739
       1,839         TERADYNE INCORPORATED+<<                                                                       28,357
       1,459         THERMO ELECTRON CORPORATION+                                                                   40,064
       1,616         THERMOGENESIS+                                                                                  8,823
       1,031         TRIMBLE NAVIGATION LIMITED+                                                                    37,137
         798         VARIAN INCORPORATED+                                                                           34,035
       1,152         VIASYS HEALTHCARE INCORPORATED+                                                                23,835
         671         VISX INCORPORATED+                                                                             16,211
         965         WATERS CORPORATION+                                                                            47,140
         766         WRIGHT MEDICAL GROUP INCORPORATED+<<                                                           19,525

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2005                                WELLS FARGO OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                                VALUE
COMMON STOCK - (CONTINUED)
       5,075         XEROX CORPORATION+                                                                       $     79,170
       1,427         ZIMMER HOLDINGS INCORPORATED+<<                                                               122,579

                                                                                                                 2,805,944
                                                                                                              ------------

MEDICAL EQUIPMENT & SUPPLIES - 0.00%
         466         WILSON GREATBATCH TECHNOLOGIES
                        INCORPORATED+                                                                                8,169
                                                                                                              ------------

MEDICAL MANAGEMENT SERVICES - 0.01%
         430         COVENTRY HEALTH CARE INCORPORATED+                                                             27,133
                                                                                                              ------------

METAL MINING - 0.23%
       1,330         FREEPORT-MCMORAN COPPER & GOLD
                        INCORPORATED CLASS B                                                                        55,621
       2,702         NEWMONT MINING CORPORATION                                                                    121,644
         645         PHELPS DODGE CORPORATION<<                                                                     68,660
       1,629         RIO TINTO PLC ADR                                                                             230,617

                                                                                                                   476,542
                                                                                                              ------------

MINING & QUARRYING OF NONMETALLIC
MINERALS, EXCEPT FUELS - 0.03%
         992         VULCAN MATERIALS COMPANY                                                                       57,397
                                                                                                              ------------

MISCELLANEOUS MANUFACTURING
INDUSTRIES - 0.84%
         891         BLYTH INCORPORATED<<                                                                           28,325
         766         EATON CORPORATION                                                                              53,429
       1,426         HASBRO INCORPORATED                                                                            30,117
      16,514         HEWLETT-PACKARD COMPANY                                                                       343,491
         498         ITT INDUSTRIES INCORPORATED                                                                    43,799
      16,689         JOHNSON & JOHNSON                                                                           1,094,798
       2,960         MATTEL INCORPORATED                                                                            61,923
         476         RC2 CORPORATION+<<                                                                             14,723
         286         STEINWAY MUSICAL INSTRUMENTS+                                                                   7,745
       1,271         TIFFANY & COMPANY                                                                              38,321
       1,143         YANKEE CANDLE COMPANY INCORPORATED                                                             35,387

                                                                                                                 1,752,058
                                                                                                              ------------

MISCELLANEOUS RETAIL - 0.80%
       1,793         AMAZON.COM INCORPORATED+<<                                                                     63,078
       2,491         COSTCO WHOLESALE CORPORATION                                                                  116,056
       2,354         CVS CORPORATION                                                                               117,300
         670         DICK'S SPORTING GOODS INCORPORATED+<<                                                          24,020
       1,132         DOLLAR TREE STORES INCORPORATED+<<                                                             30,507
         491         EXPRESS SCRIPTS INCORPORATED+<<                                                                36,967
       1,196         MICHAELS STORES INCORPORATED                                                                   38,140
       2,704         OFFICE DEPOT INCORPORATED+                                                                     52,052
         205         OVERSTOCK.COM INCORPORATED+<<                                                                  11,007
       1,201         PETSMART INCORPORATED                                                                          36,631
         838         PRICELINE.COM INCORPORATED+<<                                                                  18,830
       2,886         STAPLES INCORPORATED                                                                           90,967
       2,063         TOYS R US INCORPORATED+                                                                        47,181
      13,971         WAL-MART STORES INCORPORATED                                                                  721,043
       5,486         WALGREEN COMPANY                                                                              234,965
         842         WORLD FUEL SERVICES CORPORATION                                                                24,123

                                                                                                                 1,662,867
                                                                                                              ------------

SHARES               SECURITY NAME                                                                                VALUE
MISCELLANEOUS SERVICES - 0.05%
       5,921         ADECCO SA ADR<<                                                                          $     81,118
         424         D&B CORPORATION+                                                                               26,059

                                                                                                                   107,177
                                                                                                              ------------

MOTION PICTURES -  0.44%
      16,113         LIBERTY MEDIA CORPORATION CLASS A+                                                            163,386
         895         MACROVISION CORPORATION+                                                                       21,704
      24,045         TIME WARNER INCORPORATED+                                                                     414,295
      11,578         WALT DISNEY COMPANY                                                                           323,489

                                                                                                                   922,874
                                                                                                              ------------

MOTOR FREIGHT TRANSPORTATION &
WAREHOUSING - 0.18%
         625         ARKANSAS BEST CORPORATION                                                                      27,012
         586         FORWARD AIR CORPORATION                                                                        25,948
         746         HUNT (J.B.) TRANSPORT SERVICES
                        INCORPORATED<<                                                                              35,204
       1,224         LANDSTAR SYSTEM INCORPORATED+<<                                                                42,938
       2,744         UNITED PARCEL SERVICE INCORPORATED
                        CLASS B                                                                                    212,633
         685         USF CORPORATION<<                                                                              32,743

                                                                                                                   376,478
                                                                                                              ------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 0.88%
       6,315         AMERICAN EXPRESS COMPANY                                                                      341,957
       1,334         AMERICREDIT CORPORATION+                                                                       31,429
       1,422         CAPITAL ONE FINANCIAL CORPORATION                                                             109,039
       2,005         CHARTER MUNICIPAL MORTGAGE
                        ACCEPTANCE COMPANY                                                                          43,930
       1,542         CIT GROUP INCORPORATED                                                                         62,220
       3,128         COUNTRYWIDE FINANCIAL CORPORATION                                                             108,698
       5,766         FANNIE MAE                                                                                    337,080
         616         FINANCIAL FEDERAL CORPORATION                                                                  20,993
       3,671         FREDDIE MAC                                                                                   227,602
       6,362         MBNA CORPORATION                                                                              161,404
       3,383         ORIX CORPORATION ADR                                                                          220,741
       2,748         PROVIDIAN FINANCIAL CORPORATION+<<                                                             47,128
       2,618         SLM CORPORATION                                                                               127,758

                                                                                                                 1,839,979
                                                                                                              ------------

OIL & GAS EXTRACTION - 1.60%
       1,458         ANADARKO PETROLEUM CORPORATION                                                                112,062
       1,876         APACHE CORPORATION                                                                            117,963
         648         ATWOOD OCEANICS INCORPORATED+                                                                  44,550
      10,704         BHP BILLITON LIMITED ADR                                                                      329,255
       1,337         BJ SERVICES COMPANY                                                                            66,797
       2,480         BURLINGTON RESOURCES INCORPORATED                                                             123,082
         909         CABOT OIL AND GAS CORPORATION                                                                  50,895
       1,144         CAL DIVE INTERNATIONAL INCORPORATED+                                                           58,092
         435         CHENIERE ENERGY INCORPORATED+                                                                  32,364
       1,109         CIMAREX ENERGY COMPANY+                                                                        45,103
       1,435         DENBURY RESOURCES INCORPORATED+                                                                48,747
       2,754         DEVON ENERGY CORPORATION                                                                      128,860
         941         ENCORE ACQUISITION COMPANY+                                                                    40,040
       2,585         ENI SPA ADR<<                                                                                 338,635

                                                   PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK 2010 FUND                      FEBRUARY 28, 2005
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                                VALUE
COMMON STOCK - (CONTINUED)
       1,144         FX ENERGY INCORPORATED+<<                                                                $     14,620
       2,718         HALLIBURTON COMPANY                                                                           119,510
       1,951         HANOVER COMPRESSOR COMPANY+                                                                    25,831
         956         KERR-MCGEE CORPORATION                                                                         74,243
       2,356         OCCIDENTAL PETROLEUM CORPORATION                                                              165,556
       1,713         PRIDE INTERNATIONAL INCORPORATED+                                                              42,174
         734         QUICKSILVER RESOURCES INCORPORATED+                                                            36,539
       1,535         RANGE RESOURCES CORPORATION                                                                    38,743
         597         REMINGTON OIL & GAS CORPORATION+                                                               19,892
       7,031         REPSOL YPF SA ADR<<                                                                           192,157
       1,295         ROWAN COMPANIES INCORPORATED+                                                                  41,026
         594         SEACOR SMIT INCORPORATED+                                                                      37,392
       3,569         SHELL TRANSPORT & TRADING
                        COMPANY PLC ADR<<                                                                          202,398
         748         SOUTHWESTERN ENERGY COMPANY+                                                                   45,628
         638         SPINNAKER EXPLORATION COMPANY+                                                                 22,879
         900         ST. MARY LAND & EXPLORATION COMPANY                                                            45,792
         836         SWIFT ENERGY COMPANY+                                                                          22,731
       3,270         TOTAL SA ADR<<                                                                                389,784
       1,052         UNIT CORPORATION+                                                                              48,161
       1,866         UNOCAL CORPORATION                                                                            100,951
         612         VERITAS DGC INCORPORATED+                                                                      16,597
       1,831         XTO ENERGY INCORPORATED                                                                        83,347

                                                                                                                 3,322,396
                                                                                                              ------------

PAPER & ALLIED PRODUCTS - 0.35%
       1,409         BEMIS COMPANY INCORPORATED                                                                     42,044
         512         GREIF INCORPORATED CLASS A                                                                     33,075
       2,862         INTERNATIONAL PAPER COMPANY                                                                   106,896
       2,516         KIMBERLY-CLARK CORPORATION                                                                    166,006
       1,809         MEADWESTVACO CORPORATION                                                                       56,730
          80         NEENAH PAPER INCORPORATED                                                                       2,813
         966         OFFICEMAX INCORPORATED                                                                         30,497
         596         POPE & TALBOT INCORPORATED                                                                      9,655
         770         POTLATCH CORPORATION                                                                           35,535
       5,365         STORA ENSO OYJ<<                                                                               81,602
         575         TEMPLE-INLAND INCORPORATED                                                                     46,115
       5,157         UPM-KYMMENE OYJ ADR<<                                                                         115,259

                                                                                                                   726,227
                                                                                                              ------------

PERSONAL SERVICES - 0.08%
       1,149         CINTAS CORPORATION                                                                             50,303
         660         G & K SERVICES INCORPORATED CLASS A                                                            28,321
         930         H & R BLOCK INCORPORATED                                                                       49,569
         558         REGIS CORPORATION                                                                              21,985
         277         UNIFIRST CORPORATION                                                                           11,241

                                                                                                                   161,419
                                                                                                              ------------

PETROLEUM REFINING & RELATED
INDUSTRIES - 2.32%
         594         AMERADA HESS CORPORATION<<                                                                     59,638
       9,570         BP PLC ADR                                                                                    621,284
      11,766         CHEVRONTEXACO CORPORATION                                                                     730,433
       3,667         CONOCOPHILLIPS                                                                                406,634
      36,948         EXXONMOBIL CORPORATION                                                                      2,339,178
         979         FRONTIER OIL CORPORATION                                                                       31,387
       1,991         MARATHON OIL CORPORATION                                                                       94,254
         619         MURPHY OIL CORPORATION<<                                                                       61,925

SHARES               SECURITY NAME                                                                                VALUE
       5,403         ROYAL DUTCH PETROLEUM COMPANY                                                            $    340,875
       1,006         TESORO PETROLEUM CORPORATION+                                                                  37,152
       1,552         VALERO ENERGY CORPORATION                                                                     110,564

                                                                                                                 4,833,324
                                                                                                              ------------

PRIMARY METAL INDUSTRIES - 0.45%
       5,097         ALCOA INCORPORATED                                                                            163,716
       1,668         ALLEGHENY TECHNOLOGIES INCORPORATED                                                            41,049
         500         CARPENTER TECHNOLOGY CORPORATION                                                               33,810
       1,120         COMMSCOPE INCORPORATED+                                                                        16,957
         581         CURTISS-WRIGHT CORPORATION                                                                     32,274
       1,185         ENGELHARD CORPORATION                                                                          35,846
       1,189         GENERAL CABLE CORPORATION+<<                                                                   14,161
       2,925         JOHNSON MATTHEY PLC ADR                                                                       113,949
       7,248         KUBOTA CORPORATION ADR                                                                        199,610
         389         LONE STAR TECHNOLOGIES INCORPORATED+                                                           17,626
         822         MAVERICK TUBE CORPORATION+                                                                     29,230
       1,221         MUELLER INDUSTRIES INCORPORATED                                                                38,437
       1,111         NUCOR CORPORATION                                                                              69,260
         818         STEEL DYNAMICS INCORPORATED                                                                    36,434
         581         TEXAS INDUSTRIES INCORPORATED                                                                  38,753
         902         UNITED STATES STEEL CORPORATION                                                                56,249

                                                                                                                   937,361
                                                                                                              ------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.58%
       1,018         BANTA CORPORATION                                                                              44,751
         441         CONSOLIDATED GRAPHICS INCORPORATED+                                                            22,954
         977         DOW JONES & COMPANY INCORPORATED                                                               36,247
       1,367         GANNETT COMPANY INCORPORATED                                                                  107,651
         764         KNIGHT-RIDDER INCORPORATED                                                                     50,042
       1,081         MCGRAW-HILL COMPANIES INCORPORATED                                                             99,290
       1,315         NEW YORK TIMES COMPANY CLASS A                                                                 48,208
       6,182         PEARSON PLC<<                                                                                  76,471
         342         PULITZER INCORPORATED                                                                          21,779
       4,818         REED ELSEVIER NV ADR<<                                                                        144,877
       1,885         RR DONNELLEY & SONS COMPANY                                                                    62,601
       2,082         TOPPAN PRINTING COMPANY
                        LIMITED ADR                                                                                110,803
       1,550         TRIBUNE COMPANY                                                                                63,131
         794         VALASSIS COMMUNICATIONS INCORPORATED+                                                          29,704
       8,123         VIACOM INCORPORATED CLASS B                                                                   283,493

                                                                                                                 1,202,002
                                                                                                              ------------

RAILROAD TRANSPORTATION - 0.17%
       1,895         BURLINGTON NORTHERN SANTA FE
                        CORPORATION                                                                                 95,262
       1,435         CSX CORPORATION                                                                                59,280
       2,022         KANSAS CITY SOUTHERN+<<                                                                        39,671
       2,298         NORFOLK SOUTHERN CORPORATION                                                                   82,475
       1,169         UNION PACIFIC CORPORATION                                                                      74,173

                                                                                                                   350,861
                                                                                                              ------------

REAL ESTATE - 0.04%
         910         JONES LANG LASALLE INCORPORATED+                                                               39,103
         664         NEW CENTURY FINANCIAL CORPORATION                                                              33,678
         302         PHH CORPORATION+                                                                                6,342

                                                                                                                    79,123
                                                                                                              ------------

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2005                                WELLS FARGO OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                                VALUE
COMMON STOCK - (CONTINUED)

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.12%
       1,199         COOPER TIRE & RUBBER COMPANY                                                             $     23,200
       3,069         GOODYEAR TIRE & RUBBER COMPANY+<<                                                              44,378
         641         JARDEN CORPORATION+<<                                                                          27,890
         939         NIKE INCORPORATED CLASS B                                                                      81,646
         792         SEALED AIR CORPORATION+                                                                        41,398
       1,291         WEST PHARMACEUTICAL SERVICES
                        INCORPORATED                                                                                33,179

                                                                                                                   251,691
                                                                                                              ------------

SECURITY & COMMODITY BROKERS, DEALERS,
EXCHANGES & SERVICES - 0.89%
       3,843         AMVESCAP PLC ADR                                                                               50,651
         610         BEAR STEARNS COMPANIES INCORPORATED                                                            60,695
         890         BKF CAPITAL GROUP INCORPORATED                                                                 36,713
       7,030         CHARLES SCHWAB CORPORATION                                                                     73,815
         234         CHICAGO MERCANTILE EXCHANGE                                                                    48,349
       3,948         CREDIT SUISSE GROUP ADR+                                                                      171,738
       2,835         E*TRADE FINANCIAL CORPORATION+                                                                 37,620
       1,536         EATON VANCE CORPORATION                                                                        41,411
       1,066         FRANKLIN RESOURCES INCORPORATED                                                                74,823
       1,301         FRIEDMAN BILLINGS RAMSEY GROUP
                        INCORPORATED CLASS A                                                                        24,134
       1,902         GOLDMAN SACHS GROUP INCORPORATED                                                              206,938
       1,547         LEHMAN BROTHERS HOLDINGS
                        INCORPORATED                                                                               141,055
       5,518         MERRILL LYNCH & COMPANY
                        INCORPORATED                                                                               323,244
       6,230         MORGAN STANLEY                                                                                351,808
       9,392         NOMURA HOLDINGS INCORPORATED ADR<<                                                            130,079
         626         PIPER JAFFRAY COMPANIES INCORPORATED+                                                          24,758
         975         T ROWE PRICE GROUP INCORPORATED                                                                59,855

                                                                                                                 1,857,686
                                                                                                              ------------

SOCIAL SERVICES - 0.03%
       9,335         ABB LIMITED ADR+                                                                               56,850
                                                                                                              ------------

STONE, CLAY, GLASS & CONCRETE
PRODUCTS - 0.33%
         530         CABOT MICROELECTRONICS CORPORATION+<<                                                          17,220
         531         CARBO CERAMICS INCORPORATED                                                                    39,283
       7,861         CORNING INCORPORATED+                                                                          90,166
         869         GENTEX CORPORATION                                                                             29,468
       3,021         HANSON PLC ADR                                                                                147,123
       6,669         HOLCIM LIMITED ADR                                                                            222,012
       5,054         LAFARGE SA ADR<<                                                                              131,808

                                                                                                                   677,080
                                                                                                              ------------

TEXTILE MILL PRODUCTS - 0.01%
         446         OXFORD INDUSTRIES INCORPORATED                                                                 15,771
                                                                                                              ------------

TOBACCO PRODUCTS - 0.52%
      11,350         ALTRIA GROUP INCORPORATED                                                                     745,128
       4,732         BRITISH AMERICAN TOBACCO PLC ADR                                                              174,043
         928         REYNOLDS AMERICAN INCORPORATED                                                                 76,050
         561         UNIVERSAL CORPORATION                                                                          28,162
       1,022         UST INCORPORATED                                                                               55,852

                                                                                                                 1,079,235
                                                                                                              ------------

SHARES               SECURITY NAME                                                                                VALUE
TRANSPORTATION BY AIR - 0.26%
         797         ALASKA AIR GROUP INCORPORATED+<<                                                         $     22,603
       2,502         AMR CORPORATION+<<                                                                             21,242
      10,119         BAA PLC ADR<<                                                                                 118,476
       3,187         DELTA AIR LINES INCORPORATED+<<                                                                14,787
         755         EGL INCORPORATED+                                                                              23,971
       1,556         FEDEX CORPORATION                                                                             152,146
       6,933         JAPAN AIRLINES SYSTEM ADR+                                                                    104,708
       5,562         SOUTHWEST AIRLINES COMPANY                                                                     77,034

                                                                                                                   534,967
                                                                                                              ------------

TRANSPORTATION EQUIPMENT - 1.30%
         823         AUTOLIV INCORPORATED                                                                           41,101
       5,490         BAE SYSTEMS PLC ADR                                                                           108,258
       4,576         BOEING COMPANY                                                                                251,543
         885         CLARCOR INCORPORATED                                                                           48,914
       2,293         DAIMLERCHRYSLER AG<<                                                                          105,707
       1,806         DANA CORPORATION                                                                               26,043
       5,340         DELPHI CORPORATION                                                                             36,686
       9,216         FIAT SPA ADR<<                                                                                 68,567
      10,050         FORD MOTOR COMPANY                                                                            127,133
         968         GENERAL DYNAMICS CORPORATION                                                                  101,979
       2,431         GENERAL MOTORS CORPORATION<<                                                                   86,714
       1,327         GENUINE PARTS COMPANY                                                                          57,433
       1,205         GOODRICH CORPORATION                                                                           44,621
         530         GREENBRIER COMPANIES INCORPORATED                                                              14,326
         615         GROUP 1 AUTOMOTIVE INCORPORATED+                                                               17,005
       1,740         HARLEY-DAVIDSON INCORPORATED                                                                  107,671
       7,279         HONDA MOTOR COMPANY LIMITED ADR                                                               195,441
       4,886         HONEYWELL INTERNATIONAL INCORPORATED                                                          185,521
         914         JOHNSON CONTROLS INCORPORATED                                                                  54,017
       1,935         LOCKHEED MARTIN CORPORATION                                                                   114,591
         591         NAVISTAR INTERNATIONAL CORPORATION+                                                            23,321
       1,799         NORTHROP GRUMMAN CORPORATION                                                                   95,167
       1,067         PACCAR INCORPORATED                                                                            80,302
       2,637         SPORTS RESORTS INTERNATIONAL
                        INCORPORATED+<<                                                                             10,495
         704         TEXTRON INCORPORATED                                                                           54,454
         509         THOR INDUSTRIES INCORPORATED                                                                   18,120
       3,991         TOYOTA MOTOR CORPORATION ADR                                                                  310,420
         930         TRINITY INDUSTRIES INCORPORATED                                                                26,784
         643         TRIUMPH GROUP INCORPORATED+<<                                                                  23,900
       2,710         UNITED TECHNOLOGIES CORPORATION                                                               270,675

                                                                                                                 2,706,909
                                                                                                              ------------

TRANSPORTATION SERVICES - 0.06%
         734         CH ROBINSON WORLDWIDE
                        INCORPORATED<<                                                                              40,223
         750         EXPEDITORS INTERNATIONAL OF
                        WASHINGTON INCORPORATED                                                                     41,633
       1,732         PEGASUS SOLUTIONS INCORPORATED+                                                                20,646
       1,317         SABRE HOLDINGS CORPORATION                                                                     27,762

                                                                                                                   130,264
                                                                                                              ------------

WATER TRANSPORTATION - 0.05%
         959         ALEXANDER & BALDWIN INCORPORATED                                                               43,539
         642         KIRBY CORPORATION+                                                                             28,408

                                                  PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK 2010 FUND                     FEBRUARY 28, 2005
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                                VALUE

COMMON STOCK - (CONTINUED)
         440         OVERSEAS SHIPHOLDING GROUP
                        INCORPORATED                                                                          $     28,653

                                                                                                                   100,600
                                                                                                              ------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.47%
         474         AMERISOURCE-BERGEN CORPORATION                                                                 28,393
         570         BROWN-FORMAN CORPORATION CLASS B                                                               29,013
       2,283         CARDINAL HEALTH INCORPORATED                                                                  133,670
         696         MAUI LAND & PINEAPPLE COMPANY
                        INCORPORATED+                                                                               32,440
       1,884         MCKESSON CORPORATION                                                                           70,348
         441         NASH FINCH COMPANY                                                                             17,468
       3,007         SAFEWAY INCORPORATED+                                                                          55,329
       2,563         SMURFIT-STONE CONTAINER CORPORATION+<<                                                         42,623
       1,196         SUPERVALU INCORPORATED                                                                         37,997
       3,897         SYSCO CORPORATION                                                                             134,135
         707         TRACTOR SUPPLY COMPANY+                                                                        30,111
       2,706         UNILEVER NV<<                                                                                 181,004
       3,961         UNILEVER PLC ADR<<                                                                            153,726
         882         UNITED NATURAL FOODS INCORPORATED+                                                             27,492

                                                                                                                   973,749
                                                                                                              ------------

WHOLESALE TRADE-DURABLE GOODS - 0.52%
       1,283         ARROW ELECTRONICS INCORPORATED+                                                                34,513
       1,192         AVNET INCORPORATED+<<                                                                          23,125
       1,106         CYTYC CORPORATION+                                                                             25,217
         971         HUGHES SUPPLY INCORPORATED                                                                     29,761
         757         IMAGISTICS INTERNATIONAL INCORPORATED+                                                         25,625
       1,268         INSIGHT ENTERPRISES INCORPORATED+                                                              22,570
         360         INTAC INTERNATIONAL+<<                                                                          6,217
       1,267         KYOCERA CORPORATION ADR                                                                        94,518
       6,194         MITSUBISHI CORPORATION ADR                                                                    169,276
         923         MITSUI & COMPANY LIMITED ADR<<                                                                190,083
       5,175         NISSAN MOTOR COMPANY LIMITED ADR<<                                                            110,900
         920         OMNICARE INCORPORATED                                                                          31,731
         987         PATTERSON COMPANIES INCORPORATED+<<                                                            48,975
       1,201         PEP BOYS-MANNY, MOE & JACK                                                                     21,714
         956         SCP POOL CORPORATION                                                                           32,542
      19,371         SUMITOMO MITSUI FINANCIAL                                                                     134,855
         563         TECH DATA CORPORATION+<<                                                                       23,077
       2,504         VISTEON CORPORATION                                                                            16,802
         687         W.W. GRAINGER INCORPORATED                                                                     43,130

                                                                                                                 1,084,631
                                                                                                              ------------

TOTAL COMMON STOCK
(COST $84,697,697)                                                                                             100,169,063
                                                                                                              ------------

                                                                                  INTEREST
                                                                                  RATE          MATURITY
PRINCIPAL            SECURITY NAME                                                   %          DATE              VALUE
US TREASURY SECURITIES - 50.92%

US TREASURY NOTES - 50.92%
 $22,545,000         US TREASURY NOTE<<                                             2.63       05/15/2008     $ 21,758,563
   6,135,000         US TREASURY NOTE<<                                             5.63       05/15/2008        6,472,664
  12,610,000         US TREASURY NOTE<<                                             3.13       09/15/2008       12,312,480
   1,425,000         US TREASURY NOTE<<                                             4.75       11/15/2008        1,469,142
  12,190,000         US TREASURY NOTE<<                                             3.38       12/15/2008       11,977,626
  12,730,000         US TREASURY NOTE<<                                             2.63       03/15/2009       12,132,288
  27,020,000         US TREASURY NOTE<<                                             4.00       06/15/2009       27,087,550
   1,500,000         US TREASURY NOTE<<                                             6.00       08/15/2009        1,624,629
   6,360,000         US TREASURY NOTE<<                                             3.38       09/15/2009        6,200,504
   3,600,000         US TREASURY NOTE<<                                             3.50       11/15/2009        3,526,452
   1,400,000         US TREASURY NOTE<<                                             3.63       01/15/2010        1,376,484

                                                                                                               105,938,382
                                                                                                              ------------

TOTAL US TREASURY SECURITIES
(COST $107,349,624)                                                                                            105,938,382
                                                                                                              ------------

SHARES
COLLATERAL FOR SECURITIES LENDING - 47.71%

COLLATERAL INVESTED IN
MONEY MARKET FUNDS - 3.08%
   4,000,000         DEUTSCHE SCUDDER INSTITUTIONAL FUND                                                         4,000,000
   2,410,731         SHORT TERM INVESTMENTS COMPANY
                        LIQUID ASSETS PORTFOLIO                                                                  2,410,731

                                                                                                                 6,410,731
                                                                                                              ------------

PRINCIPAL
COLLATERAL INVESTED IN OTHER
SHORT-TERM ASSETS - 44.63%
   4,000,000         BLUE RIDGE ASSET
                     FUNDING                                                        2.60         03/01/05        4,000,000
   4,000,000         CONCORD MINUTEMEN
                     CAPITAL COMPANY
                     COMMERCIAL PAPER
                     SERIES B                                                       2.57         03/07/06        3,868,520
   4,000,000         LEGACY CAPITAL
                     CORPORATION                                                    2.56         03/23/05        3,993,680
   3,000,000         PICAROS FUNDING
                     LLC CPDN                                                       2.54         03/01/05        3,000,000
   4,000,000         TRANSAMERICA ASSET
                     FUNDING COMMERCIAL
                     PAPER                                                          2.54         03/08/05        3,998,040
  74,000,000         DEUTSCHE BANK AGENCY
                     MORTGAGE REPURCHASE
                     AGREEMENT                                                      2.62         03/01/05       74,000,000

                                                                                                                92,860,240
                                                                                                              ------------

TOTAL COLLATERAL FOR SECURITIES
LENDING** (COST $99,270,971)                                                                                    99,270,971
                                                                                                              ------------

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2005                                WELLS FARGO OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

                                                                                  INTEREST
                                                                                  RATE          MATURITY
PRINCIPAL            SECURITY NAME                                                   %          DATE              VALUE
SHORT-TERM INVESTMENTS - 0.48%

US TREASURY BILLS - 0.48%

$  1,008,000         US TREASURY BILL^<<                                            0.39       23/17/2005     $  1,006,991
                                                                                                              ------------

TOTAL SHORT-TERM INVESTMENTS
(COST $1,006,991)                                                                                                1,006,991
                                                                                                              ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $292,325,283)*                                                                     147.25%              $306,385,407

OTHER ASSETS AND LIABILITIES, NET                                                        (47.25)               (98,317,495)
                                                                                         ------               ------------

TOTAL NET ASSETS                                                                         100.00%              $208,067,912
                                                                                         ------               ------------

+     NON-INCOME EARNING SECURITIES.

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

** SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES OUT-ON-LOAN. THE FUND HAS ALSO RECEIVED NON-CASH COLLATERAL IN THE AMOUNT OF $501,403. THE TOTAL COLLATERAL RECEIVED REPRESENTS 102.57% OF THE VALUE OF THE PORTFOLIO SECURITIES LOANED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $294,360,922 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

      GROSS UNREALIZED APPRECIATION                           $20,849,642
      GROSS UNREALIZED DEPRECIATION                            (8,825,157)
                                                              -----------
      NET UNREALIZED APPRECIATION (DEPRECIATION)              $12,024,485

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                   PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK 2020 FUND                      FEBRUARY 28, 2005
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                                VALUE
COMMON STOCK - 65.59%

AMUSEMENT & RECREATION SERVICES - 0.16%
       6,569         CAESARS ENTERTAINMENT INCORPORATED+                                                      $     131,774
       2,903         GAYLORD ENTERTAINMENT COMPANY+                                                                 124,248
       1,991         HARRAH'S ENTERTAINMENT INCORPORATED                                                            130,590
       5,249         INTERNATIONAL GAME TECHNOLOGY                                                                  159,884
       2,328         MULTIMEDIA GAMES INCORPORATED+<<                                                                23,257

                                                                                                                    569,753
                                                                                                              -------------

APPAREL & ACCESSORY STORES - 0.29%
       1,915         ABERCROMBIE & FITCH COMPANY
                        CLASS A                                                                                     102,836
       2,009         AEROPOSTALE INCORPORATED+                                                                       64,087
       3,992         CHICO'S FAS INCORPORATED+<<                                                                    117,564
       9,518         GAP INCORPORATED                                                                               203,019
       3,988         KOHL'S CORPORATION+                                                                            190,906
       6,598         LIMITED BRANDS                                                                                 156,900
       2,198         NORDSTROM INCORPORATED                                                                         118,164
       3,523         ROSS STORES INCORPORATED                                                                        98,644

                                                                                                                  1,052,120
                                                                                                              -------------

APPAREL & OTHER FINISHED PRODUCTS
MADE FROM FABRICS & SIMILAR
MATERIALS - 0.41%
      19,055         BENETTON GROUP SPA ADR<<                                                                       468,181
       2,454         JONES APPAREL GROUP INCORPORATED                                                                77,964
       2,512         LIZ CLAIBORNE INCORPORATED                                                                     106,258
       2,100         VF CORPORATION                                                                                 125,496
      12,027         WACOAL CORPORATION ADR<<                                                                       713,802

                                                                                                                  1,491,701
                                                                                                              -------------

AUTOMOTIVE DEALERS & GASOLINE
SERVICE STATIONS - 0.08%
       3,862         AUTONATION INCORPORATED+                                                                        75,425
         839         AUTOZONE INCORPORATED+<<                                                                        81,299
       2,929         CARMAX INCORPORATED+<<                                                                          96,657
       2,331         COPART INCORPORATED+                                                                            54,312

                                                                                                                    307,693
                                                                                                              -------------

BUILDING CONSTRUCTION-GENERAL
CONTRACTORS & OPERATIVE BUILDERS - 0.48%
       2,387         CENTEX CORPORATION                                                                             151,789
       4,565         D.R. HORTON INCORPORATED                                                                       199,764
       2,497         LENNAR CORPORATION CLASS A<<                                                                   151,868
       1,241         MDC HOLDINGS INCORPORATED                                                                       98,808
         144         NVR INCORPORATED+<<                                                                            114,084
       2,080         PULTE HOMES INCORPORATED                                                                       162,282
      53,098         SEKISUI HOUSE LIMITED<<                                                                        587,062
       8,594         VIVENDI UNIVERSAL SA ADR+<<                                                                    272,086

                                                                                                                  1,737,743
                                                                                                              -------------

BUILDING MATERIALS, HARDWARE, GARDEN
SUPPLY & MOBILE HOME DEALERS - 0.55%
       1,328         FASTENAL COMPANY                                                                                77,635
      29,818         HOME DEPOT INCORPORATED                                                                      1,193,316
      10,630         LOWE'S COMPANIES INCORPORATED                                                                  624,832
       2,363         SHERWIN-WILLIAMS COMPANY                                                                       104,681

                                                                                                                  2,000,464
                                                                                                              -------------

SHARES               SECURITY NAME                                                                                VALUE
BUSINESS SERVICES - 3.89%
      10,014         24/7 REAL MEDIA INCORPORATED+<<                                                          $      36,952
       4,961         3COM CORPORATION+                                                                               17,760
       3,831         AARON RENTS INCORPORATED                                                                        78,382
       3,470         ADOBE SYSTEMS INCORPORATED                                                                     214,272
       1,781         AFFILIATED COMPUTER SERVICES
                        INCORPORATED CLASS A+<<                                                                      92,078
       3,028         AKAMAI TECHNOLOGIES INCORPORATED+<<                                                             33,338
       1,968         ANSYS INCORPORATED+                                                                             70,769
       1,434         ARBITRON INCORPORATED                                                                           58,149
       4,177         ASCENTIAL SOFTWARE CORPORATION+                                                                 64,785
       1,564         ASK JEEVES INCORPORATED+<<                                                                      35,753
       4,154         AUTODESK INCORPORATED                                                                          123,457
       7,793         AUTOMATIC DATA PROCESSING
                        INCORPORATED                                                                                334,787
       1,496         AVOCENT CORPORATION+                                                                            51,253
       6,426         BEA SYSTEMS INCORPORATED+<<                                                                     53,336
       5,081         BISYS GROUP INCORPORATED+                                                                       75,300
       1,250         BLUE COAT SYSTEMS INCORPORATED+                                                                 23,275
       4,525         BMC SOFTWARE INCORPORATED+<<                                                                    67,649
       2,535         BRINK'S COMPANY                                                                                 87,863
       5,101         CADENCE DESIGN SYSTEMS INCORPORATED+                                                            70,292
      14,924         CENDANT CORPORATION                                                                            330,119
       3,267         CERIDIAN CORPORATION+                                                                           59,623
       1,933         CERTEGY INCORPORATED<<                                                                          68,873
       1,750         CHECKFREE CORPORATION+<<                                                                        67,445
       2,020         CHOICEPOINT INCORPORATED+                                                                       81,406
       3,451         CITRIX SYSTEMS INCORPORATED+                                                                    77,647
       5,664         CNET NETWORKS INCORPORATED+                                                                     51,259
       2,129         COGNEX CORPORATION                                                                              58,973
       2,782         COGNIZANT TECHNOLOGY SOLUTIONS
                        CORPORATION+                                                                                131,394
       7,050         COMPUTER ASSOCIATES INTERNATIONAL
                        INCORPORATED<<                                                                              190,984
       2,953         COMPUTER SCIENCES CORPORATION+                                                                 136,517
       9,026         COMPUWARE CORPORATION+                                                                          61,016
       3,324         CONVERGYS CORPORATION+                                                                          49,827
       2,959         CSG SYSTEMS INTERNATIONAL
                        INCORPORATED+<<                                                                              50,599
       1,899         DELUXE CORPORATION                                                                              74,137
       1,578         DIGITAL RIVER INCORPORATED+                                                                     47,545
       4,553         DOUBLECLICK INCORPORATED+                                                                       35,468
       1,527         DST SYSTEMS INCORPORATED+<<                                                                     72,517
      14,000         EBAY INCORPORATED+                                                                             599,760
       3,277         EFUNDS CORPORATION+                                                                             72,880
       4,503         ELECTRONIC ARTS INCORPORATED+<<                                                                290,398
       7,554         ELECTRONIC DATA SYSTEMS CORPORATION                                                            160,900
       2,329         ELECTRONICS FOR IMAGING INCORPORATED+                                                           38,592
       3,069         EQUIFAX INCORPORATED                                                                            93,267
       1,918         FAIR ISAAC CORPORATION                                                                          64,828
       1,664         FILENET CORPORATION+                                                                            38,971
      11,516         FIRST DATA CORPORATION                                                                         472,386
       3,129         FISERV INCORPORATED+                                                                           118,714
       1,175         GETTY IMAGES INCORPORATED+<<                                                                    83,825
       3,978         HUDSON HIGHLAND GROUP INCORPORATED+<<                                                           66,353
       1,491         HYPERION SOLUTIONS CORPORATION+                                                                 75,266
       1,799         IDX SYSTEMS CORPORATION+                                                                        61,724

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2005                                WELLS FARGO OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                                VALUE
COMMON STOCK - (CONTINUED)
       3,871         IMS HEALTH INCORPORATED                                                                  $      94,259
       1,144         INFOSPACE INCORPORATED+<<                                                                       47,443
       4,538         INTERNET CAPITAL GROUP INCORPORATED+                                                            37,756
       7,215         INTERPUBLIC GROUP OF COMPANIES
                        INCORPORATED+<<                                                                              94,805
       1,605         INTERSECTIONS INCORPORATED+                                                                     21,250
       2,820         INTUIT INCORPORATED+                                                                           120,696
       2,856         IRON MOUNTAIN INCORPORATED+<<                                                                   77,255
       1,521         KRONOS INCORPORATED+                                                                            84,933
       1,946         LAMAR ADVERTISING COMPANY+                                                                      76,458
       1,637         MACROMEDIA INCORPORATED+                                                                        55,478
       1,872         MANHATTAN ASSOCIATES INCORPORATED+<<                                                            37,197
       1,793         MANPOWER INCORPORATED                                                                           78,354
       2,995         MCAFEE INCORPORATED+                                                                            69,274
       1,806         MERCURY INTERACTIVE CORPORATION+<<                                                              82,859
     120,713         MICROSOFT CORPORATION                                                                        3,039,553
       2,457         MONSTER WORLDWIDE INCORPORATED+                                                                 70,884
       5,505         MPS GROUP INCORPORATED+                                                                         59,124
       4,905         NCR CORPORATION+                                                                               191,246
       7,283         NOVELL INCORPORATED+                                                                            38,163
       2,579         OMNICOM GROUP INCORPORATED                                                                     234,870
      50,618         ORACLE CORPORATION+                                                                            653,478
       1,168         PALMSOURCE INCORPORATED+<<                                                                      11,820
       7,241         PARAMETRIC TECHNOLOGY CORPORATION+                                                              41,636
       5,059         REALNETWORKS INCORPORATED+                                                                      31,669
       3,417         RED HAT INCORPORATED+<<                                                                         39,159
      19,060         RENTOKIL INITIAL PLC ADR                                                                       290,878
       6,046         REUTERS GROUP PLC ADR                                                                          285,915
       3,118         ROBERT HALF INTERNATIONAL INCORPORATED                                                          90,952
       2,958         RSA SECURITY INCORPORATED+                                                                      48,334
       1,531         SAFENET INCORPORATED+                                                                           45,930
       6,117         SAP AG<<                                                                                       248,044
       7,730         SIEBEL SYSTEMS INCORPORATED+                                                                    65,937
      46,673         SUN MICROSYSTEMS INCORPORATED+<<                                                               196,960
       4,691         SUNGARD DATA SYSTEMS INCORPORATED+                                                             122,482
       2,695         SYBASE INCORPORATED+                                                                            50,774
       9,252         SYMANTEC CORPORATION+<<                                                                        203,637
       3,589         SYNOPSYS INCORPORATED+<<                                                                        64,961
       1,786         TAKE-TWO INTERACTIVE SOFTWARE
                        INCORPORATED+                                                                                65,493
       5,893         TIBCO SOFTWARE INCORPORATED+                                                                    57,516
       2,607         TRANSACTION SYSTEMS ARCHITECTS
                        INCORPORATED CLASS A+                                                                        60,952
         359         TRAVELZOO INCORPORATED+<<                                                                       22,136
       6,212         UNISYS CORPORATION+                                                                             47,708
       2,873         UNITED ONLINE INCORPORATED+                                                                     31,172
       3,030         UNITED RENTALS INCORPORATED+                                                                    57,328
       1,452         USA MOBILITY INCORPORATED+                                                                      56,977
       4,048         VERISIGN INCORPORATED+                                                                         110,996
       6,473         VERITAS SOFTWARE CORPORATION+                                                                  156,776
       2,181         VIAD CORPORATION                                                                                58,887
       1,355         WEBSENSE INCORPORATED+<<                                                                        81,097
       4,177         WPP GROUP PLC ADR<<                                                                            240,178
      15,703         YAHOO! INCORPORATED+                                                                           506,736

                                                                                                                 14,131,038
                                                                                                              -------------

SHARES               SECURITY NAME                                                                                VALUE
CHEMICALS & ALLIED PRODUCTS - 6.16%
      20,569         ABBOTT LABORATORIES                                                                      $     945,968
       3,153         ABGENIX INCORPORATED+                                                                           26,044
       3,097         AIR PRODUCTS & CHEMICALS INCORPORATED                                                          193,934
       6,345         AKZO NOBEL NV ADR                                                                              286,096
       1,728         ALBERTO-CULVER COMPANY CLASS B                                                                  90,323
       3,875         ALKERMES INCORPORATED+<<                                                                        45,260
      16,750         AMGEN INCORPORATED+                                                                          1,031,968
       1,882         ANDRX CORPORATION+<<                                                                            42,251
      12,246         ASTRAZENECA PLC ADR<<                                                                          486,656
       1,621         AVERY DENNISON CORPORATION                                                                      98,395
       6,692         AVON PRODUCTS INCORPORATED                                                                     286,217
       5,058         BASF AG ADR<<                                                                                  378,844
       7,450         BAYER AG ADR<<                                                                                 262,315
      25,483         BRISTOL-MYERS SQUIBB COMPANY                                                                   637,840
       2,319         CABOT CORPORATION                                                                               80,701
       1,749         CHIRON CORPORATION+<<                                                                           62,229
       1,791         CLOROX COMPANY                                                                                 107,532
       7,045         COLGATE PALMOLIVE COMPANY                                                                      372,821
       6,378         CROMPTON CORPORATION                                                                            87,379
       3,498         DENDREON CORPORATION+<<                                                                         22,982
       4,127         DISCOVERY LABORATORIES INCORPORATED+<<                                                          24,225
      12,659         DOW CHEMICAL COMPANY                                                                           698,144
      12,847         DU PONT (E.I.) DE NEMOURS & COMPANY                                                            684,745
       1,905         EASTMAN CHEMICAL COMPANY<<                                                                     109,995
       3,610         ECOLAB INCORPORATED                                                                            114,473
      12,595         ELI LILLY & COMPANY                                                                            705,320
       2,037         ESTEE LAUDER COMPANIES INCORPORATED
                        CLASS A                                                                                      89,587
       5,155         FOREST LABORATORIES INCORPORATED+<<                                                            220,119
       9,841         GENAERA CORPORATION+                                                                            30,507
       6,122         GENENTECH INCORPORATED+                                                                        288,958
       4,003         GENZYME CORPORATION+                                                                           224,528
       6,322         GILEAD SCIENCES INCORPORATED+                                                                  218,425
      13,237         GILLETTE COMPANY                                                                               665,159
      18,988         GLAXOSMITHKLINE PLC ADR<<                                                                      915,601
       2,534         GREAT LAKES CHEMICAL CORPORATION                                                                67,658
       3,374         HOSPIRA INCORPORATED+                                                                           99,870
       1,150         IMCLONE SYSTEMS INCORPORATED+<<                                                                 50,899
      10,414         INKINE PHARMACEUTICAL COMPANY
                        INCORPORATED+                                                                                38,428
       2,186         INTERNATIONAL FLAVORS & FRAGRANCES
                        INCORPORATED                                                                                 90,260
         813         INVITROGEN CORPORATION+<<                                                                       56,877
       3,621         IVAX CORPORATION+<<                                                                             57,900
       2,373         K-V PHARMACEUTICAL COMPANY CLASS A+                                                             51,636
       4,161         KING PHARMACEUTICALS INCORPORATED+                                                              39,738
       3,150         LIGAND PHARMACEUTICALS INCORPORATED
                        CLASS B+<<                                                                                   30,870
       2,116         LUBRIZOL CORPORATION                                                                            90,205
       3,757         MEDAREX INCORPORATED+                                                                           31,784
       1,951         MEDICINES COMPANY+<<                                                                            45,458
       1,553         MEDICIS PHARMACEUTICAL CORPORATION
                        CLASS A<<                                                                                    53,641
       3,674         MEDIMMUNE INCORPORATED+<<                                                                       88,470
      28,860         MERCK & COMPANY INCORPORATED                                                                   914,862
       5,325         MILLENNIUM PHARMACEUTICALS
                        INCORPORATED+                                                                                45,795

                                                   PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK 2020 FUND                      FEBRUARY 28, 2005
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                                VALUE
COMMON STOCK - (CONTINUED)
       4,386         MONSANTO COMPANY                                                                         $     257,809
       4,346         MYLAN LABORATORIES INCORPORATED<<                                                               76,490
       2,892         NEKTAR THERAPEUTICS+<<                                                                          50,147
      18,938         NOVARTIS AG ADR                                                                                946,332
       4,743         NOVO NORDISK A/S ADR<<                                                                         265,845
       1,868         NPS PHARMACEUTICALS INCORPORATED+                                                               26,787
       1,837         OM GROUP INCORPORATED+                                                                          58,564
       1,771         ONYX PHARMACEUTICALS INCORPORATED+                                                              51,253
       1,284         OSI PHARMACEUTICALS INCORPORATED+                                                               70,145
       1,280         PAR PHARMACEUTICAL COMPANIES
                        INCORPORATED+<<                                                                              47,347
     100,398         PFIZER INCORPORATED                                                                          2,639,463
       2,464         PPG INDUSTRIES INCORPORATED                                                                    177,285
       4,860         PRAXAIR INCORPORATED                                                                           217,874
      32,418         PROCTER & GAMBLE COMPANY                                                                     1,721,072
       2,189         PROTEIN DESIGN LABS INCORPORATED+<<                                                             32,791
      13,482         ROCHE HOLDING AG ADR                                                                           713,102
       2,449         ROHM & HAAS COMPANY                                                                            117,968
       2,326         SALIX PHARMACEUTICALS LIMITED+                                                                  37,751
      13,347         SANOFI-AVENTIS ADR<<                                                                           532,679
      19,987         SCHERING-PLOUGH CORPORATION                                                                    378,754
       1,835         SEPRACOR INCORPORATED+<<                                                                       118,302
      25,508         SHISEIDO COMPANY LIMITED<<                                                                     348,309
       1,289         SIGMA-ALDRICH CORPORATION                                                                       79,415
       3,091         VALEANT PHARMACEUTICALS INTERNATIONAL                                                           74,957
       1,425         VALSPAR CORPORATION                                                                             65,764
       4,436         VERTEX PHARMACEUTICALS INCORPORATED+                                                            51,191
       2,319         VICURON PHARMACEUTICALS INCORPORATED+                                                           40,235
      13,547         VION PHARMACEUTICALS INCORPORATED+                                                              46,737
       1,955         WATSON PHARMACEUTICALS INCORPORATED+                                                            62,052
      17,471         WYETH                                                                                          713,166

                                                                                                                 22,409,478
                                                                                                              -------------

COAL MINING - 0.07%
       2,442         ARCH COAL INCORPORATED                                                                         108,889
       2,795         CONSOL ENERGY INCORPORATED                                                                     128,123

                                                                                                                    237,012
                                                                                                              -------------

COMMUNICATIONS - 3.27%
       3,693         ALLTEL CORPORATION<<                                                                           211,240
       4,740         AMERICAN TOWER CORPORATION CLASS A+                                                             86,884
      11,555         AT&T CORPORATION                                                                               224,514
       7,190         AVAYA INCORPORATED+                                                                            100,660
      23,448         BELLSOUTH CORPORATION                                                                          604,958
       4,617         BRITISH SKY BROADCASTING
                        GROUP PLC ADR<<                                                                             201,347
       8,870         BT GROUP PLC ADR                                                                               357,195
       3,876         CABLEVISION SYSTEMS NEW YORK GROUP
                        CLASS A+<<                                                                                  120,389
       2,857         CENTURYTEL INCORPORATED                                                                         96,109
       7,155         CINCINNATI BELL INCORPORATED+                                                                   31,482
       6,661         CLEAR CHANNEL COMMUNICATIONS
                        INCORPORATED                                                                                221,678
      29,596         COMCAST CORPORATION CLASS A+<<                                                                 963,350
       4,460         CROWN CASTLE INTERNATIONAL
                        CORPORATION+<<                                                                               72,876
      20,768         DEUTSCHE TELEKOM AG ADR+<<                                                                     433,428

SHARES               SECURITY NAME                                                                                VALUE
       9,532         DIRECTV GROUP INCORPORATED+                                                              $     143,075
       4,069         ECHOSTAR COMMUNICATIONS CORPORATION
                        CLASS A+<<                                                                                  121,053
       3,267         EMMIS COMMUNICATIONS CORPORATION
                        CLASS A+                                                                                     61,093
       5,263         EXTREME NETWORKS INCORPORATED+                                                                  30,631
       3,018         FOUNDRY NETWORKS INCORPORATED+                                                                  31,297
       9,959         FRANCE TELECOM SA ADR<<                                                                        300,662
       5,639         IAC INTERACTIVECORP+<<                                                                         126,877
       2,631         LAGARDERE SCA ADR                                                                              206,393
       1,861         LIBERTY CORPORATION                                                                             81,419
       2,990         LIBERTY MEDIA INTERNATIONAL
                        INCORPORATED CLASS A+<<                                                                     129,258
       3,030         LIN TV CORPORATION CLASS A+                                                                     53,419
      14,381         NEXTEL COMMUNICATIONS INCORPORATED
                        CLASS A+<<                                                                                  423,233
       3,596         NEXTEL PARTNERS INCORPORATED
                        CLASS A+<<                                                                                   71,596
      10,030         NIPPON TELEGRAPH AND TELEPHONE
                        CORPORATION ADR                                                                             217,350
       1,468         NTL INCORPORATED+<<                                                                             95,258
      15,722         NTT DOCOMO INCORPORATED ADR                                                                    266,488
      23,822         QWEST COMMUNICATIONS INTERNATIONAL
                        INCORPORATED+<<                                                                              92,906
       7,028         REED ELSEVIER PLC ADR<<                                                                        287,094
       3,639         SAGA COMMUNICATIONS INCORPORATED
                        CLASS A+                                                                                     58,333
      42,737         SBC COMMUNICATIONS INCORPORATED                                                              1,027,825
      20,294         SPRINT CORPORATION-FON GROUP<<                                                                 480,562
      11,227         TDC A/S ADR                                                                                    251,822
      12,226         TELEFONICA SA ADR                                                                              674,264
       1,021         TELEPHONE & DATA SYSTEMS
                     INCORPORATED                                                                                    89,337
       4,052         UNIVISION COMMUNICATIONS
                     INCORPORATED CLASS A+<<                                                                        106,932
       2,970         UTSTARCOM INCORPORATED+<<                                                                       38,164
      35,549         VERIZON COMMUNICATIONS INCORPORATED                                                          1,278,698
      46,695         VODAFONE GROUP PLC ADR<<                                                                     1,227,612
       1,983         WESTERN WIRELESS CORPORATION CLASS A+                                                           77,932
       2,917         XM SATELLITE RADIO HOLDINGS
                        INCORPORATED+<<                                                                              96,144

                                                                                                                 11,872,837
                                                                                                              -------------

CONSTRUCTION SPECIAL TRADE
CONTRACTORS - 0.02%
       2,275         DYCOM INDUSTRIES INCORPORATED+                                                                  61,311
                                                                                                              -------------

DEPOSITORY INSTITUTIONS - 7.63%
       3,317         ABC BANCORP                                                                                     71,315
      14,314         ABN AMRO HOLDING NV ADR<<                                                                      394,780
       8,793         ALLIED IRISH BANKS PLC ADR                                                                     375,901
       3,816         AMCORE FINANCIAL INCORPORATED                                                                  108,489
       5,934         AMSOUTH BANCORPORATION<<                                                                       148,231
       3,908         ASSOCIATED BANC-CORP                                                                           125,290
      32,713         BANCO BILBAO VIZCAYA
                        ARGENTARIA SA ADR                                                                           565,608
      45,922         BANCO SANTANDER CENTRAL
                        HISPANO SA ADR<<                                                                            564,841

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2005                                 WELLS FARGO OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                                VALUE
COMMON STOCK - (CONTINUED)
       5,650         BANCTRUST FINANCIAL GROUP
                        INCORPORATED                                                                          $     116,616
      52,542         BANK OF AMERICA CORPORATION                                                                  2,451,084
      10,347         BANK OF NEW YORK COMPANY
                        INCORPORATED                                                                                312,997
      13,540         BARCLAYS PLC ADR                                                                               595,083
       8,275         BAYERISCHE HYPO-UND VEREINSBANK
                        AG ADR+                                                                                     201,224
       7,157         BB&T CORPORATION                                                                               280,197
      14,542         BNP PARIBAS SA ADR<<                                                                           528,884
       2,944         BOSTON PRIVATE FINANCIAL HOLDINGS
                        INCORPORATED<<                                                                               79,488
       2,844         BRYN MAWR BANK CORPORATION                                                                      61,231
       3,333         CAPITOL BANCORP LIMITED                                                                        101,856
       5,547         CASCADE BANCORP                                                                                103,119
       3,079         CENTRAL PACIFIC FINANCIAL CORPORATION                                                          110,228
       3,617         CHITTENDEN CORPORATION                                                                          96,140
      66,569         CITIGROUP INCORPORATED                                                                       3,176,673
       3,569         CITIZENS BANKING CORPORATION MI                                                                110,032
       3,225         CITY BANK LYNNWOOD WASHINGTON                                                                  104,071
       1,330         CITY NATIONAL CORPORATION                                                                       91,039
       7,646         COASTAL FINANCIAL CORPORATION                                                                  116,066
       4,072         COBIZ INCORPORATED                                                                              81,440
       1,932         COLUMBIA BANCORP                                                                                61,940
       2,286         COMERICA INCORPORATED<<                                                                        130,485
       2,261         COMMERCE BANCSHARES INCORPORATED                                                               106,742
       3,374         COMMERCIAL FEDERAL CORPORATION                                                                  92,211
       3,297         COMMUNITY BANK SYSTEM INCORPORATED                                                              77,348
       3,285         COMPASS BANCSHARES INCORPORATED                                                                149,172
       5,295         DEUTSCHE BANK AG<<                                                                             465,431
       6,189         FIFTH THIRD BANCORP<<                                                                          277,082
       2,039         FIRST HORIZON NATIONAL CORPORATION                                                              86,759
       3,105         FIRST OAK BROOK BANCSHARES
                        INCORPORATED                                                                                 93,026
       3,217         FIRST OF LONG ISLAND CORPORATION                                                               151,199
       2,934         FIRST PLACE FINANCIAL CORPORATION                                                               58,416
       2,141         FIRST REPUBLIC BANK                                                                            113,687
       3,998         FIRSTMERIT CORPORATION                                                                         104,068
       4,725         FULTON FINANCIAL CORPORATION                                                                   101,304
       1,827         GERMAN AMERICAN BANCORP                                                                         28,501
       3,346         GOLDEN WEST FINANCIAL CORPORATION<<                                                            207,084
      11,459         HBOS PLC ADR                                                                                   548,798
       4,098         HIBERNIA CORPORATION CLASS A                                                                   105,196
       9,698         HORIZON FINANCIAL CORPORATION                                                                  203,658
      13,404         HSBC HOLDINGS PLC ADR<<                                                                      1,119,100
       4,124         HUNTINGTON BANCSHARES INCORPORATED                                                              92,872
       6,685         HYPO REAL ESTATE HOLDING AG ADR+                                                               272,146
       1,710         IBERIABANK CORPORATION                                                                         100,616
       4,398         INTERCHANGE FINANCIAL SERVICES CORP                                                             76,789
       1,636         INVESTORS FINANCIAL SERVICES CORPORATION                                                        81,996
       1,168         ITLA CAPITAL CORPORATION+                                                                       58,260
      46,290         JP MORGAN CHASE & COMPANY                                                                    1,691,900
       5,889         KEYCORP                                                                                        194,337
      12,452         LLOYDS TSB GROUP PLC ADR+<<                                                                    474,421
       1,162         M&T BANK CORPORATION                                                                           115,050
       3,907         MARSHALL & ILSLEY CORPORATION                                                                  158,194

SHARES               SECURITY NAME                                                                                VALUE
       5,320         MELLON FINANCIAL CORPORATION                                                             $     152,578
       2,227         MERCANTILE BANKSHARES CORPORATION                                                              108,254
       5,099         NATIONAL AUSTRALIA BANK LIMITED ADR<<                                                          582,306
      86,609         NATIONAL BANK OF GREECE SA ADR<<                                                               662,559
       7,836         NATIONAL CITY CORPORATION                                                                      280,294
       5,294         NEW YORK COMMUNITY BANCORP
                        INCORPORATED                                                                                 97,198
       6,403         NORTH FORK BANCORPORATION
                        INCORPORATED                                                                                184,470
       2,977         NORTHERN TRUST CORPORATION                                                                     125,778
         942         PARK NATIONAL CORPORATION                                                                      111,636
       2,316         PEOPLES BANCORP INCORPORATED                                                                    60,332
       2,508         PFF BANCORP INCORPORATED                                                                       105,587
       3,301         PNC FINANCIAL SERVICES GROUP                                                                   173,765
       3,746         PROSPERITY BANCSHARES INCORPORATED                                                             103,427
       2,956         R&G FINANCIAL CORPORATION CLASS B                                                              107,362
       6,252         REGIONS FINANCIAL CORPORATION                                                                  201,690
      16,269         SAN PAOLO-IMI SPA                                                                              474,729
       2,441         SILICON VALLEY BANCSHARES+<<                                                                   106,965
       2,205         SMITHTOWN BANCORPORATION
                        INCORPORATED                                                                                 68,068
      20,493         SOCIETE GENERALE<<                                                                             434,134
       5,787         SOVEREIGN BANCORP INCORPORATED<<                                                               132,754
       3,596         STATE BANCORP INCORPORATED                                                                      95,222
       4,207         STATE STREET CORPORATION                                                                       184,477
       4,776         STERLING BANCORPORATION NY<<                                                                   118,254
       3,757         SUNTRUST BANKS INCORPORATED                                                                    272,157
       5,513         SYNOVUS FINANCIAL CORPORATION                                                                  149,733
       3,123         TCF FINANCIAL CORPORATION                                                                       86,351
       2,001         TOMPKINS TRUSTCOMPANY INCORPORATED                                                              85,398
       4,128         TRUSTMARK CORPORATION                                                                          113,603
      25,767         US BANCORP                                                                                     766,568
       4,159         VALLEY NATIONAL BANCORP                                                                        108,092
      20,767         WACHOVIA CORPORATION                                                                         1,100,859
      10,316         WASHINGTON MUTUAL INCORPORATED<<                                                               432,859
       1,939         WEBSTER FINANCIAL CORPORATION                                                                   84,928
      10,808         WESTPAC BANKING CORPORATION ADR<<                                                              820,111
       2,714         WILMINGTON TRUST CORPORATION                                                                    91,977
       1,870         WINTRUST FINANCIAL CORPORATION                                                                 100,344
       2,557         YARDVILLE NATIONAL BANCORP                                                                      81,926
       1,583         ZIONS BANCORPORATION                                                                           104,636

                                                                                                                 27,741,092
                                                                                                              -------------

EATING & DRINKING PLACES - 0.39%
       3,246         BOB EVANS FARMS INCORPORATED                                                                    73,522
       2,173         BRINKER INTERNATIONAL INCORPORATED+                                                             82,270
       2,739         CHEESECAKE FACTORY INCORPORATED+<<                                                              93,208
       3,673         DARDEN RESTAURANTS INCORPORATED<<                                                               98,437
       2,298         JACK IN THE BOX INCORPORATED+                                                                   82,498
       2,632         KRISPY KREME DOUGHNUTS
                        INCORPORATED+<<                                                                              14,423
      17,737         MCDONALD'S CORPORATION                                                                         586,740
       1,772         OUTBACK STEAKHOUSE INCORPORATED                                                                 79,581
       2,031         WENDY'S INTERNATIONAL INCORPORATED                                                              76,873
       4,662         YUM! BRANDS INCORPORATED                                                                       227,412

                                                                                                                  1,414,964
                                                                                                              -------------

                                                   PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK 2020 FUND                      FEBRUARY 28, 2005
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                                VALUE
COMMON STOCK - (CONTINUED)

EDUCATIONAL SERVICES - 0.07%
       2,477         APOLLO GROUP INCORPORATED CLASS A+<<                                                     $     182,406
       2,129         CAREER EDUCATION CORPORATION+                                                                   72,706

                                                                                                                    255,112
                                                                                                              -------------

ELECTRIC, GAS & SANITARY
SERVICES - 3.25%
      11,307         AES CORPORATION+                                                                               189,279
       3,870         ALLEGHENY ENERGY INCORPORATED+<<                                                                73,259
       5,748         ALLIED WASTE INDUSTRIES INCORPORATED+<<                                                         47,249
       2,804         AMEREN CORPORATION                                                                             144,322
       5,985         AMERICAN ELECTRIC POWER COMPANY
                        INCORPORATED                                                                                199,899
      11,175         BG GROUP PLC ADR                                                                               442,530
       2,614         BLACK HILLS CORPORATION                                                                         82,864
      16,470         CALPINE CORPORATION+<<                                                                          54,516
       6,206         CENTERPOINT ENERGY INCORPORATED                                                                 74,348
       3,085         CH ENERGY GROUP INCORPORATED                                                                   142,373
       2,418         CINERGY CORPORATION                                                                             97,808
       7,875         CITIZENS COMMUNICATIONS COMPANY                                                                105,052
      67,542         CLP HOLDINGS LIMITED                                                                           387,110
       6,418         CMS ENERGY CORPORATION+                                                                         77,915
       3,064         CONNECTICUT WATER SERVICE INCORPORATED                                                          78,101
       2,754         CONSOLIDATED EDISON INCORPORATED                                                               117,733
       2,858         CONSTELLATION ENERGY GROUP
                        INCORPORATED                                                                                147,101
       3,705         DOMINION RESOURCES INCORPORATED                                                                266,871
       2,315         DTE ENERGY COMPANY                                                                             102,369
      13,232         DUKE ENERGY CORPORATION                                                                        357,132
       4,788         E.ON AG<<                                                                                      430,920
       5,459         EDISON INTERNATIONAL                                                                           177,308
      10,304         EL PASO CORPORATION                                                                            127,048
      16,476         ENDESA SA ADR                                                                                  373,346
       2,387         ENERGYSOUTH INCORPORATED                                                                        68,889
       2,792         ENTERGY CORPORATION                                                                            192,983
       9,349         EXELON CORPORATION                                                                             424,071
       4,420         FIRSTENERGY CORPORATION                                                                        182,281
       2,533         FPL GROUP INCORPORATED                                                                         200,994
     341,781         HONG KONG & CHINA GAS COMPANY
                        LIMITED ADR                                                                                 716,510
      61,326         HONG KONG ELECTRIC HOLDINGS
                        LIMITED ADR<<                                                                               279,144
       9,491         INTERNATIONAL POWER PLC+<<                                                                     333,704
       2,921         KEYSPAN CORPORATION                                                                            115,526
       1,686         KINDER MORGAN INCORPORATED                                                                     135,167
       4,634         LACLEDE GROUP INCORPORATED                                                                     145,415
       4,284         MIDDLESEX WATER COMPANY                                                                         76,726
       7,305         NATIONAL GRID TRANSCO PLC<<                                                                    358,895
       5,464         NISOURCE INCORPORATED                                                                          123,705
       1,773         NSTAR                                                                                           98,402
       6,105         PG&E CORPORATION                                                                               214,774
       2,151         PINNACLE WEST CAPITAL CORPORATION<<                                                             89,804
       3,336         PPL CORPORATION                                                                                181,945
       2,934         PROGRESS ENERGY INCORPORATED<<                                                                 127,160
       3,984         PUBLIC SERVICE ENTERPRISE GROUP
                     INCORPORATED                                                                                   217,327
       7,982         RELIANT RESOURCES INCORPORATED+<<                                                               95,704
       6,661         RWE AG<<                                                                                       404,940

SHARES               SECURITY NAME                                                                                VALUE
       9,653         SCOTTISH POWER PLC<<                                                                     $     306,965
       3,663         SEMPRA ENERGY<<                                                                                146,520
       9,329         SOUTHERN COMPANY<<                                                                             299,647
      13,997         SUEZ SA<<                                                                                      380,578
       4,500         TXU CORPORATION                                                                                343,125
       2,473         UIL HOLDINGS CORPORATION                                                                       123,897
      20,703         UNITED UTILITIES PLC<<                                                                         499,977
       7,715         WASTE MANAGEMENT INCORPORATED                                                                  225,587
       8,972         WILLIAMS COMPANIES INCORPORATED                                                                168,943
       1,995         WPS RESOURCES CORPORATION                                                                      103,979
       7,904         XCEL ENERGY INCORPORATED                                                                       140,059

                                                                                                                 11,819,796
                                                                                                              -------------

ELECTRONIC & OTHER ELECTRICAL
EQUIPMENT & COMPONENTS, EXCEPT
COMPUTER EQUIPMENT - 5.44%
       6,109         ADVANCED MICRO DEVICES INCORPORATED+                                                           106,602
       9,628         ALCATEL SA ADR+<<                                                                              125,068
       5,475         ALTERA CORPORATION+                                                                            113,552
       3,986         AMERICAN POWER CONVERSION
                        CORPORATION                                                                                  87,772
       5,216         ANALOG DEVICES INCORPORATED                                                                    191,532
       3,777         ANDREW CORPORATION+                                                                             45,702
       6,682         APPLIED MICRO CIRCUITS CORPORATION+                                                             23,053
       1,209         APPLIED SIGNAL TECHNOLOGY
                        INCORPORATED                                                                                 28,206
       6,754         ASML HOLDING NV NY SHARES+                                                                     123,733
       1,919         ATMI INCORPORATED+                                                                              52,235
       3,848         BROADCOM CORPORATION CLASS A+<<                                                                124,098
       6,600         CANON INCORPORATED ADR                                                                         348,084
      24,781         CHARTERED SEMICONDUCTOR+<<                                                                     166,281
       3,909         COMVERSE TECHNOLOGY INCORPORATED+<<                                                             90,728
       1,773         CREE INCORPORATED+<<                                                                            41,701
       1,875         CYMER INCORPORATED+<<                                                                           54,197
       3,310         CYPRESS SEMICONDUCTOR+<<                                                                        46,605
       1,779         DITECH COMMUNICATIONS CORPORATION+                                                              22,344
       2,170         ELECTRO SCIENTIFIC INDUSTRIES
                        INCORPORATED+                                                                                49,042
       5,429         EMERSON ELECTRIC COMPANY                                                                       360,051
       3,437         FREESCALE SEMICONDUCTOR INCORPORATED
                        CLASS B+                                                                                     65,922
       6,669         GEMSTAR-TV GUIDE INTERNATIONAL
                        INCORPORATED+                                                                                29,744
     137,672         GENERAL ELECTRIC COMPANY                                                                     4,846,054
       1,084         HARMAN INTERNATIONAL INDUSTRIES
                        INCORPORATED                                                                                121,592
       1,416         HARRIS CORPORATION                                                                              94,447
       9,320         INFINEON TECHNOLOGIES AG ADR+<<                                                                 96,369
       3,691         INTEGRATED DEVICE TECHNOLOGY
                        INCORPORATED+<<                                                                              46,174
      84,187         INTEL CORPORATION                                                                            2,018,804
       3,197         INTERDIGITAL COMMUNICATIONS
                        CORPORATION+                                                                                 55,404
      21,739         INTERNATIONAL BUSINESS MACHINES
                        CORPORATION                                                                               2,012,597
       1,565         INTERNATIONAL RECTIFIER CORPORATION+                                                            68,860
       3,245         INTERSIL CORPORATION CLASS A                                                                    54,711
       3,269         JABIL CIRCUIT INCORPORATED+<<                                                                   84,046
      21,032         JDS UNIPHASE CORPORATION+                                                                       39,961

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2005                                 WELLS FARGO OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                                VALUE
COMMON STOCK - (CONTINUED)
       3,040         KLA-TENCOR CORPORATION                                                                   $     150,206
       9,822         KONINKLIJKE (ROYAL) PHILIPS
                        ELECTRONICS NV NY SHARES<<                                                                  272,266
       1,530         L-3 COMMUNICATIONS HOLDINGS
                        INCORPORATED                                                                                110,313
       8,573         LATTICE SEMICONDUCTOR CORPORATION+                                                              45,265
       4,199         LINEAR TECHNOLOGY CORPORATION                                                                  164,013
       1,785         LITTELFUSE INCORPORATED+                                                                        58,048
       6,466         LSI LOGIC CORPORATION+                                                                          41,253
      54,668         LUCENT TECHNOLOGIES INCORPORATED+<<                                                            167,831
      22,188         MATSUSHITA ELECTRIC INDUSTRIAL
                        COMPANY LIMITED ADR                                                                         331,489
       4,311         MAXIM INTEGRATED PRODUCTS
                        INCORPORATED                                                                                185,459
       1,925         MAYTAG CORPORATION                                                                              29,337
       5,184         MCDATA CORPORATION CLASS A+<<                                                                   20,373
       3,268         MICROCHIP TECHNOLOGY INCORPORATED                                                               89,739
       8,643         MICRON TECHNOLOGY INCORPORATED+<<                                                               99,395
       2,787         MINDSPEED TECHNOLOGIES
                        INCORPORATED+<<                                                                               7,859
      33,328         MINEBEA COMPANY LIMITED ADR<<                                                                  305,524
       2,969         MOLEX INCORPORATED<<                                                                            74,611
      32,405         MOTOROLA INCORPORATED                                                                          507,462
       4,083         MYKROLIS CORPORATION+                                                                           55,202
       3,181         NATIONAL PRESTO INDUSTRIES INCORPORATED                                                        133,157
       5,778         NATIONAL SEMICONDUCTOR CORPORATION                                                             115,271
       5,057         NETWORK APPLIANCE INCORPORATED+                                                                151,761
       8,049         NIDEC CORPORATION ADR<<                                                                        246,702
      21,774         NOKIA OYJ ADR                                                                                  351,432
       2,640         NOVELLUS SYSTEMS INCORPORATED+                                                                  77,972
       3,738         NVIDIA CORPORATION+                                                                            108,365
       8,837         OMRON CORPORATION                                                                              205,915
       3,228         OPENWAVE SYSTEMS INCORPORATED+                                                                  41,189
       8,923         PIONEER CORPORATION<<                                                                          156,866
       2,919         PLEXUS CORPORATION+                                                                             30,941
       5,906         PMC-SIERRA INCORPORATED+                                                                        58,765
       3,308         POLYCOM INCORPORATED+                                                                           53,557
       1,838         QLOGIC CORPORATION+<<                                                                           74,053
      22,053         QUALCOMM INCORPORATED                                                                          796,334
       2,291         RAMBUS INCORPORATED+                                                                            40,253
       6,449         RF MICRO DEVICES INCORPORATED+                                                                  35,470
       2,676         ROCKWELL COLLINS INCORPORATED                                                                  123,230
       1,033         ROGERS CORPORATION+                                                                             47,167
       9,166         SANMINA-SCI CORPORATION+                                                                        50,871
       3,060         SCIENTIFIC-ATLANTA INCORPORATED                                                                 94,554
       4,697         SKYWORKS SOLUTIONS INCORPORATED+                                                                34,100
      15,732         SOLECTRON CORPORATION+                                                                          77,873
       8,457         SONY CORPORATION ADR                                                                           319,590
       7,223         SPATIALIGHT INCORPORATED+<<                                                                     36,837
       5,145         STMICROELECTRONICS NV NY SHARES<<                                                               91,530
       2,455         TDK CORPORATION ADR                                                                            177,619
      12,925         TELEFONAKTIEBOLAGET LM
                        ERICSSON ADR+<<                                                                             378,832
       7,764         TELLABS INCORPORATED+                                                                           55,047
      23,073         TEXAS INSTRUMENTS INCORPORATED                                                                 610,742
       3,260         THOMAS & BETTS CORPORATION+                                                                    101,321
       4,972         TRIQUINT SEMICONDUCTOR INCORPORATED+                                                            17,153

SHARES               SECURITY NAME                                                                                VALUE
      12,401         VALENCE TECHNOLOGY INCORPORATED+<<                                                       $      35,963
       1,672         VARIAN SEMICONDUCTOR EQUIPMENT
                        ASSOCIATES INCORPORATED+                                                                     66,612
       3,495         VISHAY INTERTECHNOLOGY INCORPORATED+                                                            45,610
       4,886         XILINX INCORPORATED                                                                            147,557
       2,306         ZORAN CORPORATION+                                                                              24,697

                                                                                                                 19,765,824
                                                                                                              -------------

ENGINEERING, ACCOUNTING, RESEARCH
MANAGEMENT & RELATED SERVICES - 0.35%
       1,679         AFFYMETRIX INCORPORATED+<<                                                                      71,744
       2,740         AMYLIN PHARMACEUTICALS INCORPORATED+                                                            58,691
       2,936         APPLERA CORPORATION-CELERA
                        GENOMICS GROUP+                                                                              32,619
       5,870         AXONYX INCORPORATED+<<                                                                           9,685
       2,103         CDI CORPORATION                                                                                 43,763
       2,668         CELGENE CORPORATION+<<                                                                          73,037
       1,076         CEPHALON INCORPORATED+<<                                                                        52,799
       4,056         CURAGEN CORPORATION+<<                                                                          22,430
       3,089         ERESEARCH TECHNOLOGY INCORPORATED+                                                              48,096
       1,732         FLUOR CORPORATION                                                                              108,683
       1,255         GEN-PROBE INCORPORATED+<<                                                                       63,892
       3,173         INCYTE CORPORATION+                                                                             27,700
       2,109         MOODY'S CORPORATION<<                                                                          176,966
       2,504         NAVIGANT CONSULTING INCORPORATED+<<                                                             64,478
       4,611         PAYCHEX INCORPORATED                                                                           147,229
       1,238         QUEST DIAGNOSTICS INCORPORATED<<                                                               123,057
       7,486         SERVICEMASTER COMPANY                                                                           99,489
       2,409         TELIK INCORPORATED+                                                                             45,482

                                                                                                                  1,269,840
                                                                                                              -------------

FABRICATED METAL PRODUCTS, EXCEPT
MACHINERY & TRANSPORTATION
EQUIPMENT - 0.29%
         789         ALLIANT TECHSYSTEMS INCORPORATED+<<                                                             54,622
       2,626         BALL CORPORATION                                                                               116,594
       2,407         CRANE COMPANY                                                                                   71,728
       2,089         FORTUNE BRANDS INCORPORATED                                                                    169,209
       3,404         ILLINOIS TOOL WORKS INCORPORATED                                                               305,509
       7,087         MASCO CORPORATION<<                                                                            238,974
       1,728         NCI BUILDING SYSTEMS INCORPORATED+<<                                                            64,593
       2,976         TASER INTERNATIONAL INCORPORATED+<<                                                             38,718

                                                                                                                  1,059,947
                                                                                                              -------------

FINANCIAL SERVICES - 0.02%
       4,798         JANUS CAPITAL GROUP INCORPORATED                                                                67,316
                                                                                                              -------------

FOOD & KINDRED PRODUCTS - 2.21%
       8,519         ANHEUSER-BUSCH COMPANIES
                        INCORPORATED                                                                                404,227
       9,296         ARCHER-DANIELS-MIDLAND COMPANY                                                                 224,034
      12,373         CADBURY SCHWEPPES PLC ADR<<                                                                    490,837
       4,028         CAMPBELL SOUP COMPANY                                                                          111,576
      25,502         COCA-COLA COMPANY                                                                            1,091,486
       3,950         COCA-COLA ENTERPRISES INCORPORATED                                                              84,332
      50,526         COMPASS GROUP PLC<<                                                                            243,732
       7,216         CONAGRA FOODS INCORPORATED                                                                     197,141
       4,730         DEL MONTE FOODS COMPANY+                                                                        50,091
       8,534         DIAGEO PLC ADR                                                                                 488,742

                                                    PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK 2020 FUND                       FEBRUARY 28, 2005
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                                VALUE
COMMON STOCK - (CONTINUED)
       2,904         FLOWERS FOODS INCORPORATED                                                               $      87,120
       3,476         GENERAL MILLS INCORPORATED                                                                     182,038
       1,789         HANSEN NATURAL CORPORATION+                                                                     78,304
       4,579         HERCULES INCORPORATED+<<                                                                        65,663
       2,802         HERSHEY FOODS CORPORATION                                                                      176,526
       4,534         HJ HEINZ COMPANY                                                                               170,660
       2,414         HORMEL FOODS CORPORATION                                                                        75,196
       1,541         JM SMUCKER COMPANY                                                                              75,756
       3,417         KELLOGG COMPANY                                                                                150,348
      44,666         KIRIN BREWERY COMPANY LIMITED<<                                                                458,273
       3,456         KRAFT FOODS INCORPORATED CLASS A                                                               115,603
       2,696         MCCORMICK & COMPANY INCORPORATED                                                               102,421
      15,841         NESTLE SA ADR<<                                                                              1,102,920
       3,393         PEPSI BOTTLING GROUP INCORPORATED                                                               92,357
       3,040         PEPSIAMERICAS INCORPORATED                                                                      69,160
      21,736         PEPSICO INCORPORATED                                                                         1,170,701
      11,098         SARA LEE CORPORATION                                                                           248,595
       4,566         TYSON FOODS INCORPORATED CLASS A                                                                77,713
       1,985         WM WRIGLEY JR COMPANY                                                                          132,122

                                                                                                                  8,017,674
                                                                                                              -------------

FOOD STORES - 0.58%
       4,640         ALBERTSON'S INCORPORATED                                                                       103,890
      11,692         COLES MYER LIMITED ADR<<                                                                       709,470
      23,526         KONINKLIJKE AHOLD NV ADR+                                                                      212,910
      10,073         KROGER COMPANY+<<                                                                              181,213
       6,230         STARBUCKS CORPORATION+                                                                         322,776
      26,562         TESCO PLC ADR<<                                                                                468,413
       1,085         WHOLE FOODS MARKET INCORPORATED<<                                                              111,560
       2,064         WINN-DIXIE STORES INCORPORATED+<<                                                                1,249

                                                                                                                  2,111,481
                                                                                                              -------------

FORESTRY - 0.06%
       3,153         WEYERHAEUSER COMPANY                                                                           211,030
                                                                                                              -------------

FURNITURE & FIXTURES - 0.17%
       1,524         ETHAN ALLEN INTERIORS INCORPORATED                                                              53,553
       2,550         HERMAN MILLER INCORPORATED                                                                      73,899
       1,141         HILLENBRAND INDUSTRIES INCORPORATED                                                             64,364
       1,706         HNI CORPORATION                                                                                 74,416
       2,588         HOOKER FURNITURE CORPORATION                                                                    67,236
       4,388         LEGGETT & PLATT INCORPORATED                                                                   121,416
       4,709         NEWELL RUBBERMAID INCORPORATED                                                                 104,964
       2,402         SELECT COMFORT CORPORATION+<<                                                                   49,481

                                                                                                                    609,329
                                                                                                              -------------

GENERAL MERCHANDISE STORES - 0.54%
       2,026         BJ'S WHOLESALE CLUB INCORPORATED+<<                                                             61,935
       5,368         DOLLAR GENERAL CORPORATION                                                                     113,963
       2,528         FAMILY DOLLAR STORES INCORPORATED                                                               83,222
       2,458         FEDERATED DEPARTMENT STORES
                        INCORPORATED                                                                                138,754
       3,584         FOOT LOCKER INCORPORATED<<                                                                      97,843
       2,317         FRED'S INCORPORATED                                                                             39,041
       3,814         JC PENNEY COMPANY INCORPORATED                                                                 169,685
         915         KMART HOLDING CORPORATION+<<                                                                    89,185
       4,274         MAY DEPARTMENT STORES COMPANY                                                                  147,496

SHARES               SECURITY NAME                                                                                VALUE
       3,487         SAKS INCORPORATED+                                                                       $      52,968
       3,136         SEARS ROEBUCK & COMPANY                                                                        156,580
      12,037         TARGET CORPORATION                                                                             611,720
       7,924         TJX COMPANIES INCORPORATED                                                                     193,504

                                                                                                                  1,955,896
                                                                                                              -------------

HEALTH SERVICES - 0.47%
       4,796         BIOGEN IDEC INCORPORATED+<<                                                                    185,365
       7,207         CAREMARK RX INCORPORATED+                                                                      275,884
       1,598         CORVEL CORPORATION+                                                                             35,635
       2,344         DAVITA INCORPORATED+                                                                            99,010
       5,663         HCA INCORPORATED                                                                               267,350
       4,141         HEALTH MANAGEMENT ASSOCIATION
                        INCORPORATED CLASS A                                                                         95,119
       4,530         HUMAN GENOME SCIENCES INCORPORATED+                                                             50,555
       5,009         IMMUNOMEDICS INCORPORATED+<<                                                                    13,324
       2,327         LABORATORY CORPORATION OF AMERICA
                        HOLDINGS+                                                                                   111,440
       2,086         LINCARE HOLDINGS INCORPORATED+<<                                                                84,650
       2,338         MANOR CARE INCORPORATED                                                                         79,656
       1,887         NEIGHBORCARE INCORPORATED+                                                                      56,742
         920         PEDIATRIX MEDICAL GROUP INCORPORATED+                                                           63,048
       2,290         RENAL CARE GROUP INCORPORATED+                                                                  90,226
       7,402         TENET HEALTHCARE CORPORATION+<<                                                                 80,756
       1,793         UNITED SURGICAL PARTNERS INTERNATIONAL
                        INCORPORATED+                                                                                73,620
         664         UNIVERSAL HEALTH SERVICES CLASS B                                                               31,341

                                                                                                                  1,693,721
                                                                                                              -------------

HOLDING & OTHER INVESTMENT OFFICES - 1.30%
       2,495         4KIDS ENTERTAINMENT INCORPORATED+<<                                                             48,752
       7,594         ACADIA REALTY TRUST                                                                            120,745
       1,625         ALEXANDRIA REAL ESTATE EQUITIES
                        INCORPORATED                                                                                108,842
       2,688         APARTMENT INVESTMENT & MANAGEMENT
                        COMPANY CLASS A                                                                             102,843
       4,366         ARCHSTONE-SMITH TRUST                                                                          147,702
       1,819         AVALONBAY COMMUNITIES INCORPORATED                                                             126,420
       3,990         BEDFORD PROPERTY INVESTORS                                                                      93,007
       3,124         CAPITAL TRUST INCORPORATED NY CLASS A                                                          100,968
       5,092         CEDAR SHOPPING CENTERS INCORPORATED                                                             72,714
       4,547         CORPORATE OFFICE PROPERTIES
                        TRUST SBI MD                                                                                120,268
       4,482         CORRECTIONAL PROPERTIES TRUST                                                                  117,787
       3,160         DUKE REALTY CORPORATION                                                                        100,109
       3,772         ENTERTAINMENT PROPERTIES TRUST                                                                 154,652
       5,662         EQUITY OFFICE PROPERTIES TRUST                                                                 170,823
       4,446         EQUITY RESIDENTIAL                                                                             145,873
       5,036         FELCOR LODGING TRUST INCORPORATED+                                                              63,151
       1,548         HEADWATERS INCORPORATED+<<                                                                      49,784
       4,095         HERITAGE PROPERTY INVESTMENT TRUST                                                             125,512
       7,207         HOST MARRIOTT CORPORATION<<                                                                    115,168
       4,034         IMPAC MORTGAGE HOLDINGS
                        INCORPORATED<<                                                                               77,654
       2,509         ISTAR FINANCIAL INCORPORATED                                                                   106,607
       3,322         KILROY REALTY CORPORATION                                                                      140,222
       6,368         KRAMONT REALTY TRUST                                                                           148,438
       3,527         LASALLE HOTEL PROPERTIES                                                                       106,304

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2005                                 WELLS FARGO OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                                VALUE
COMMON STOCK - (CONTINUED)
       4,027         MID-AMERICA APARTMENT COMMUNITIES
                        INCORPORATED                                                                          $     151,254
      49,474         MITSUBISHI TOKYO FINANCIAL GROUP
                     INCORPORATED ADR                                                                               453,677
       4,982         NATIONAL HEALTH INVESTORS INCORPORATED                                                         129,432
       2,606         PARKWAY PROPERTIES INCORPORATED                                                                122,560
       3,620         PENNSYLVANIA REAL ESTATE
                        INVESTMENT TRUST                                                                            146,972
       4,433         PLUM CREEK TIMBER COMPANY                                                                      166,459
       5,191         RAIT INVESTMENT TRUST                                                                          139,378
       4,080         RAMCO-GERSHENSON PROPERTIES                                                                    115,464
       3,156         SAUL CENTERS INCORPORATED                                                                      108,882
       2,518         SIMON PROPERTY GROUP INCORPORATED<<                                                            156,015
       3,061         SOVRAN SELF STORAGE INCORPORATED<<                                                             125,287
       5,152         TANGER FACTORY OUTLET CENTERS
                        INCORPORATED                                                                                122,875
       1,931         VORNADO REALTY TRUST<<                                                                         132,660

                                                                                                                  4,735,260
                                                                                                              -------------

HOME FURNITURE, FURNISHINGS &
EQUIPMENT STORES - 0.16%
       4,690         BED BATH & BEYOND INCORPORATED+                                                                175,969
       3,906         BEST BUY COMPANY INCORPORATED<<                                                                211,002
       4,236         CIRCUIT CITY STORES INCORPORATED                                                                66,209
       2,519         PIER 1 IMPORTS INCORPORATED                                                                     45,972
       3,194         RADIO SHACK CORPORATION                                                                         94,414

                                                                                                                    593,566
                                                                                                              -------------

HOTELS, ROOMING HOUSES, CAMPS
& OTHER LODGE PLACES - 0.29%
      15,278         ACCOR SA ADR                                                                                   358,842
       3,386         EMPIRE RESORTS INCORPORATED+<<                                                                  38,245
       7,033         HILTON HOTELS CORPORATION                                                                      148,115
       1,221         MANDALAY RESORT GROUP                                                                           86,532
       3,229         MARRIOTT INTERNATIONAL INCORPORATED
                        CLASS A                                                                                     206,979
       3,639         STARWOOD HOTELS & RESORTS
                        WORLDWIDE INCORPORATED                                                                      208,296

                                                                                                                  1,047,009
                                                                                                              -------------

INDUSTRIAL & COMMERCIAL MACHINERY &
COMPUTER EQUIPMENT - 2.96%
       9,679         3M COMPANY                                                                                     812,455
       2,679         AGCO CORPORATION+                                                                               52,160
       3,767            AMERICAN STANDARD COMPANIES
                     INCORPORATED                                                                                   172,529
      11,280         APPLE COMPUTER INCORPORATED+                                                                   506,021
      22,275         APPLIED MATERIALS INCORPORATED+                                                                389,812
       3,468         BAKER HUGHES INCORPORATED                                                                      163,967
       1,514         BLACK & DECKER CORPORATION<<                                                                   125,541
       1,379         BLACK BOX CORPORATION                                                                           53,712
       7,352         BROCADE COMMUNICATIONS SYSTEMS
                     INCORPORATED+                                                                                   45,582
       2,789         BROOKS AUTOMATION INCORPORATED+                                                                 50,509
       4,596         CATERPILLAR INCORPORATED                                                                       436,850
       1,353         CDW CORPORATION<<                                                                               77,757

SHARES               SECURITY NAME                                                                                VALUE
      89,187         CISCO SYSTEMS INCORPORATED+                                                              $   1,553,638
         989         COOPER CAMERON CORPORATION+                                                                     57,055
       3,323         DEERE & COMPANY                                                                                236,299
      33,874         DELL INCORPORATED+                                                                           1,358,009
       1,150         DIEBOLD INCORPORATED                                                                            61,376
       3,349         DOVER CORPORATION                                                                              129,506
      32,509         EMC CORPORATION+                                                                               411,564
       3,579         EMULEX CORPORATION+                                                                             60,485
       1,046         EQUINIX INCORPORATED+                                                                           45,804
       3,592         FLOWSERVE CORPORATION+                                                                          89,764
       2,221         FMC TECHNOLOGIES INCORPORATED+                                                                  76,713
       8,015         GATEWAY INCORPORATED+                                                                           37,671
       4,020         GRANT PRIDECO INCORPORATED+                                                                     97,123
       3,294         HITACHI LIMITED ADR<<                                                                          208,510
       7,944         JUNIPER NETWORKS INCORPORATED+<<                                                               171,114
       8,387         KOMATSU LIMITED ADR                                                                            252,209
       2,778         LAM RESEARCH CORPORATION+<<                                                                     87,340
       1,846         LEXMARK INTERNATIONAL INCORPORATED+                                                            147,920
       3,176         LINDSAY MANUFACTURING COMPANY                                                                   73,810
      30,923         MAKITA CORPORATION<<                                                                           590,939
      33,725         NEC CORPORATION ADR                                                                            217,526
       2,383         NORDSON CORPORATION                                                                             95,296
       3,873         PALL CORPORATION                                                                               104,842
       2,159         PALMONE INCORPORATED+<<                                                                         51,427
       2,001         PARKER HANNIFIN CORPORATION                                                                    131,666
       2,791         PITNEY BOWES INCORPORATED                                                                      127,995
       2,972         SANDISK CORPORATION+                                                                            79,887
       5,562         SIEMENS AG<<                                                                                   434,058
       1,834         SMITH INTERNATIONAL INCORPORATED<<                                                             117,853
       1,519         SPX CORPORATION                                                                                 67,626
       2,191         STANLEY WORKS                                                                                  101,334
       2,627         STORAGE TECHNOLOGY CORPORATION+                                                                 83,539
       4,930         SYMBOL TECHNOLOGIES INCORPORATED<<                                                              87,409
       2,016         TENNANT COMPANY                                                                                 79,229
       1,903         TEREX CORPORATION+                                                                              86,016
         979         TORO COMPANY                                                                                    84,889
       1,248         TRANSACT TECHNOLOGIES INCORPORATED+                                                             22,202
       2,779         VARIAN MEDICAL SYSTEMS INCORPORATED+                                                            99,849
       1,361         ZEBRA TECHNOLOGIES CORPORATION
                        CLASS A+<<                                                                                   67,873

                                                                                                                 10,774,260
                                                                                                              -------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.34%
       5,194         AON CORPORATION<<                                                                              127,305
       3,383         HUMANA INCORPORATED+                                                                           112,552
       1,708         JEFFERSON-PILOT CORPORATION                                                                     83,624
       1,969         LABONE INCORPORATED+<<                                                                          70,884
       7,006         MARSH & MCLENNAN COMPANIES
                        INCORPORATED                                                                                228,746
       4,383         MEDCO HEALTH SOLUTIONS INCORPORATED+                                                           194,693
       5,643         METLIFE INCORPORATED<<                                                                         231,589
       2,062         NATIONAL FINANCIAL PARTNERS
                        CORPORATION                                                                                  81,449
       5,282         UNUMPROVIDENT CORPORATION<<                                                                     89,371

                                                                                                                  1,220,213
                                                                                                              -------------

                                                   PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK 2020 FUND                      FEBRUARY 28, 2005
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                                VALUE
COMMON STOCK - (CONTINUED)

INSURANCE CARRIERS - 2.79%
       2,226         AETNA INCORPORATED                                                                       $     325,041
       6,801         AFLAC INCORPORATED                                                                             260,682
      20,904         ALLIANZ AG ADR<<                                                                               263,390
       2,047         ALLMERICA FINANCIAL CORPORATION+                                                                73,283
       8,922         ALLSTATE CORPORATION                                                                           478,933
       1,546         AMBAC FINANCIAL GROUP INCORPORATED                                                             120,248
      29,425         AMERICAN INTERNATIONAL GROUP
                        INCORPORATED                                                                              1,965,590
         711         AMERICAN NATIONAL INSURANCE COMPANY                                                             77,599
       7,138         AXA ADR<<                                                                                      191,441
       2,517         CHUBB CORPORATION<<                                                                            199,120
       2,010         CIGNA CORPORATION                                                                              182,508
       2,758         CINCINNATI FINANCIAL CORPORATION<<                                                             123,365
       1,924         CNA FINANCIAL CORPORATION+                                                                      55,354
       3,156         FIDELITY NATIONAL FINANCIAL INCORPORATED                                                       139,621
       3,366         GENWORTH FINANCIAL INCORPORATED                                                                 94,787
       4,054         HARTFORD FINANCIAL SERVICES GROUP
                        INCORPORATED                                                                                291,685
       2,382         HEALTH NET INCORPORATED+                                                                        71,222
      15,094         ING GROEP NV ADR                                                                               463,084
       2,558         LINCOLN NATIONAL CORPORATION                                                                   119,842
       2,305         LOEWS CORPORATION                                                                              164,300
       2,345         MBIA INCORPORATED<<                                                                            137,417
       1,458         MGIC INVESTMENT CORPORATION                                                                     91,475
       5,165         MILLEA HOLDINGS INCORPORATED<<                                                                 378,956
       3,987         OLD REPUBLIC INTERNATIONAL
                        CORPORATION                                                                                  95,648
       1,677         PACIFICARE HEALTH SYSTEMS
                        INCORPORATED+<<                                                                             106,456
       1,392         PHILADELPHIA CONSOLIDATED HOLDING
                        CORPORATION+<<                                                                              105,764
       2,001         PMI GROUP INCORPORATED                                                                          80,540
       4,592         PRINCIPAL FINANCIAL GROUP INCORPORATED                                                         179,180
       2,996         PROGRESSIVE CORPORATION                                                                        260,952
       1,948         PROTECTIVE LIFE CORPORATION                                                                     77,842
       7,388         PRUDENTIAL FINANCIAL INCORPORATED                                                              421,116
       1,791         RADIAN GROUP INCORPORATED                                                                       86,559
       2,631         SAFECO CORPORATION                                                                             125,472
       9,032         ST. PAUL COMPANIES INCORPORATED                                                                346,106
         772         STANCORP FINANCIAL GROUP INCORPORATED                                                           67,233
       3,810         SWISS REINSURANCE COMPANY ADR<<                                                                280,486
       1,835         TORCHMARK CORPORATION                                                                           95,622
       9,166         UNITEDHEALTH GROUP INCORPORATED                                                                835,573
       1,916         UNITRIN INCORPORATED                                                                            89,822
       4,120         WELLPOINT INCORPORATED+                                                                        502,887
       6,777         ZURICH FINANCIAL SERVICES AG ADR+<<                                                            125,299

                                                                                                                 10,151,500
                                                                                                              -------------

JUSTICE, PUBLIC ORDER & SAFETY - 0.04%
       1,855         CORRECTIONS CORPORATION OF AMERICA+                                                             69,822
       3,105         GEO GROUP INCORPORATED+                                                                         89,145

                                                                                                                    158,967
                                                                                                              -------------

LEATHER & LEATHER PRODUCTS - 0.05%
       3,261         COACH INCORPORATED+                                                                            181,083
                                                                                                              -------------

SHARES               SECURITY NAME                                                                                VALUE
LUMBER & WOOD PRODUCTS, EXCEPT
FURNITURE - 0.07%
       4,950         GEORGIA-PACIFIC CORPORATION<<                                                            $     177,260
       2,078         SKYLINE CORPORATION                                                                             79,691

                                                                                                                    256,951
                                                                                                              -------------

MEASURING, ANALYZING & CONTROLLING
INSTRUMENTS: PHOTOGRAPHIC MEDICAL, &
OPTICAL GOODS - 1.93%
       2,040         ADVANCED MEDICAL OPTICS
                        INCORPORATED+<<                                                                              77,418
       1,790         ADVANCED NEUROMODULATION SYSTEMS
                        INCORPORATED+<<                                                                              52,805
      12,547         ADVANTEST CORPORATION ADR                                                                      271,015
       7,195         AGILENT TECHNOLOGIES INCORPORATED+                                                             172,680
       3,684         ALIGN TECHNOLOGY INCORPORATED+<<                                                                27,888
       1,831         ALLERGAN INCORPORATED<<                                                                        137,655
       2,690         APPLERA CORPORATION-APPLIED
                        BIOSYSTEMS GROUP                                                                             55,253
       1,004         BAUSCH & LOMB INCORPORATED                                                                      71,073
       8,480         BAXTER INTERNATIONAL INCORPORATED                                                              302,397
       1,187         BECKMAN COULTER INCORPORATED                                                                    83,624
       3,856         BECTON DICKINSON & COMPANY                                                                     230,859
       3,890         BIOMET INCORPORATED<<                                                                          164,236
       9,243         BOSTON SCIENTIFIC CORPORATION+                                                                 301,876
       2,020         C.R. BARD INCORPORATED                                                                         134,330
         958         COOPER COMPANIES INCORPORATED                                                                   78,891
       4,276         CREDENCE SYSTEMS CORPORATION+<<                                                                 37,501
       3,444         DANAHER CORPORATION                                                                            186,561
       1,906         DENTSPLY INTERNATIONAL INCORPORATED<<                                                          104,773
       4,384         EASTMAN KODAK COMPANY<<                                                                        149,012
       1,462         FARO TECHNOLOGIES INCORPORATED+<<                                                               38,670
       1,691         FISHER SCIENTIFIC INTERNATIONAL
                        INCORPORATED+<<                                                                             102,559
       9,486         FUJI PHOTO FILM COMPANY
                        LIMITED ADR                                                                                 358,296
       4,309         GUIDANT CORPORATION                                                                            316,238
      15,891         MEDTRONIC INCORPORATED                                                                         828,239
       2,203         MENTOR CORPORATION                                                                              76,268
         836         MILLIPORE CORPORATION+                                                                          37,837
       2,892         NEWPORT CORPORATION+                                                                            40,748
       9,734         OLYMPUS CORPORATION ADR                                                                        214,682
       3,801         PERKINELMER INCORPORATED                                                                        84,306
       2,093         POSSIS MEDICAL INCORPORATED+                                                                    19,716
       6,117         RAYTHEON COMPANY                                                                               233,914
       1,321         RESMED INCORPORATED+<<                                                                          77,873
       2,547         RICOH COMPANY LIMITED ADR                                                                      237,640
       3,330         ROCKWELL AUTOMATION INCORPORATED                                                               206,959
       5,155         ST. JUDE MEDICAL INCORPORATED+                                                                 201,560
       4,247         STRYKER CORPORATION                                                                            210,906
       1,458         TECHNE CORPORATION+<<                                                                           49,703
       2,130         TEKTRONIX INCORPORATED                                                                          61,600
       3,703         TERADYNE INCORPORATED+<<                                                                        57,100
       3,577         THERMO ELECTRON CORPORATION+                                                                    98,224
      10,895         THERMOGENESIS+                                                                                  59,487
       2,458         TRIMBLE NAVIGATION LIMITED+                                                                     88,537
       2,409         WATERS CORPORATION+                                                                            117,680
       1,890         WRIGHT MEDICAL GROUP INCORPORATED+<<                                                            48,176

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2005                                WELLS FARGO OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                                VALUE
COMMON STOCK - (CONTINUED)
      12,243         XEROX CORPORATION+                                                                       $     190,991
       3,525         ZIMMER HOLDINGS INCORPORATED+<<                                                                302,798

                                                                                                                  7,000,554
                                                                                                              -------------

MEDICAL EQUIPMENT & SUPPLIES - 0.01%
       2,298         WILSON GREATBATCH TECHNOLOGIES
                        INCORPORATED+                                                                                40,284
                                                                                                              -------------

MEDICAL MANAGEMENT SERVICES - 0.01%
         683         COVENTRY HEALTH CARE INCORPORATED+                                                              43,097
                                                                                                              -------------

METAL MINING - 0.33%
       3,141         FREEPORT-MCMORAN COPPER & GOLD
                        INCORPORATED CLASS B                                                                        131,357
       5,864         NEWMONT MINING CORPORATION                                                                     263,997
       1,555         PHELPS DODGE CORPORATION<<                                                                     165,530
       3,864         RIO TINTO PLC ADR                                                                              547,026
       1,226         SOUTHERN PERU COPPER CORPORATION<<                                                              77,128

                                                                                                                  1,185,038
                                                                                                              -------------

MINING & QUARRYING OF NONMETALLIC
MINERALS, EXCEPT FUELS - 0.03%
       2,159         VULCAN MATERIALS COMPANY                                                                       124,920
                                                                                                              -------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.18%
       3,121         CALLAWAY GOLF COMPANY                                                                           41,884
       2,185         EATON CORPORATION                                                                              152,404
       3,588         HASBRO INCORPORATED                                                                             75,779
      40,813         HEWLETT-PACKARD COMPANY                                                                        848,910
       1,478         ITT INDUSTRIES INCORPORATED                                                                    129,990
       2,007         JAKKS PACIFIC INCORPORATED+                                                                     39,678
      38,344         JOHNSON & JOHNSON                                                                            2,515,366
       6,165         MATTEL INCORPORATED                                                                            128,972
       2,068         RC2 CORPORATION+<<                                                                              63,963
       3,316         RUSS BERRIE AND COMPANY
                        INCORPORATED<<                                                                               75,472
       1,927         STEINWAY MUSICAL INSTRUMENTS+                                                                   52,183
       2,650         TIFFANY & COMPANY                                                                               79,898
       2,488         YANKEE CANDLE COMPANY INCORPORATED                                                              77,029

                                                                                                                  4,281,528
                                                                                                              -------------

MISCELLANEOUS RETAIL - 1.11%
       4,177         AMAZON.COM INCORPORATED+<<                                                                     146,947
       2,201         BLAIR CORPORATION                                                                               72,193
       2,622         CASH AMERICA INTERNATIONAL
                        INCORPORATED                                                                                 76,064
       6,380         COSTCO WHOLESALE CORPORATION                                                                   297,244
       5,664         CVS CORPORATION                                                                                282,237
       2,614         DOLLAR TREE STORES INCORPORATED+<<                                                              70,447
       1,249         EXPRESS SCRIPTS INCORPORATED+<<                                                                 94,037
       3,401         MICHAELS STORES INCORPORATED                                                                   108,458
       5,826         OFFICE DEPOT INCORPORATED+                                                                     112,150
       3,522         PETSMART INCORPORATED                                                                          107,421
       7,449         RITE AID CORPORATION+<<                                                                         26,072
       8,059         STAPLES INCORPORATED                                                                           254,020
       4,708         TOYS R US INCORPORATED+                                                                        107,672
      31,552         WAL-MART STORES INCORPORATED                                                                 1,628,399

SHARES               SECURITY NAME                                                                                VALUE
      13,564         WALGREEN COMPANY                                                                         $     580,946
       2,860         WORLD FUEL SERVICES CORPORATION                                                                 81,939

                                                                                                                  4,046,246
                                                                                                              -------------

MISCELLANEOUS SERVICES - 0.07%
      12,423         ADECCO SA ADR<<                                                                                170,195
       1,381         D&B CORPORATION+<<                                                                              84,876

                                                                                                                    255,071
                                                                                                              -------------

MOTION PICTURES - 0.61%
      37,750         LIBERTY MEDIA CORPORATION CLASS A+                                                             382,785
       2,502         MACROVISION CORPORATION+                                                                        60,674
      58,949         TIME WARNER INCORPORATED+<<                                                                  1,015,691
      27,452         WALT DISNEY COMPANY                                                                            767,009

                                                                                                                  2,226,159
                                                                                                              -------------

MOTOR FREIGHT TRANSPORTATION &
WAREHOUSING - 0.26%
       2,351         ARKANSAS BEST CORPORATION                                                                      101,610
       1,618         CNF INCORPORATED                                                                                74,218
       1,750         FORWARD AIR CORPORATION                                                                         77,490
       3,545         LANDSTAR SYSTEM INCORPORATED+<<                                                                124,359
       7,160         UNITED PARCEL SERVICE INCORPORATED
                        CLASS B                                                                                     554,828

                                                                                                                    932,505
                                                                                                              -------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 1.20%
      14,052         AMERICAN EXPRESS COMPANY                                                                       760,916
       3,271         AMERICREDIT CORPORATION+                                                                        77,065
       3,260         APOLLO INVESTMENT CORPORATION+                                                                  53,633
       3,356         CAPITAL ONE FINANCIAL CORPORATION                                                              257,338
       3,600         CIT GROUP INCORPORATED                                                                         145,260
       8,162         COUNTRYWIDE FINANCIAL CORPORATION                                                              283,629
       1,910         DORAL FINANCIAL CORPORATION<<                                                                   75,751
      12,278         FANNIE MAE                                                                                     717,772
       1,575         FINANCIAL FEDERAL CORPORATION                                                                   53,676
       8,750         FREDDIE MAC                                                                                    542,500
      15,562         MBNA CORPORATION                                                                               394,808
       3,059         METRIS COMPANIES INCORPORATED+                                                                  35,974
       6,914         ORIX CORPORATION ADR                                                                           451,138
       5,862         PROVIDIAN FINANCIAL CORPORATION+<<                                                             100,533
       6,252         SLM CORPORATION                                                                                305,098
         388         STUDENT LOAN CORPORATION                                                                        76,552
       1,725         WORLD ACCEPTANCE CORPORATION+                                                                   47,093

                                                                                                                  4,378,736
                                                                                                              -------------

OIL & GAS EXTRACTION - 2.21%
       3,460         ANADARKO PETROLEUM CORPORATION                                                                 265,936
       4,601         APACHE CORPORATION                                                                             289,311
      28,822         BHP BILLITON LIMITED ADR                                                                       886,565
       2,553         BJ SERVICES COMPANY                                                                            127,548
       6,057         BURLINGTON RESOURCES INCORPORATED                                                              300,609
       2,051         CABOT OIL AND GAS CORPORATION                                                                  114,835
       2,663         CAL DIVE INTERNATIONAL INCORPORATED+<<                                                         135,227
       1,223         CHENIERE ENERGY INCORPORATED+                                                                   90,991
       3,062         CIMAREX ENERGY COMPANY+<<                                                                      124,531
       3,498         DENBURY RESOURCES INCORPORATED+                                                                118,827
       7,021         DEVON ENERGY CORPORATION                                                                       328,513

                                                   PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK 2020 FUND                      FEBRUARY 28, 2005
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                                VALUE
COMMON STOCK - (CONTINUED)
       1,741         DIAMOND OFFSHORE DRILLING
                        INCORPORATED<<                                                                        $      86,179
       2,296         ENCORE ACQUISITION COMPANY+                                                                     97,695
       5,330         ENI SPA ADR<<                                                                                  698,230
       2,544         ENSCO INTERNATIONAL INCORPORATED<<                                                             102,472
       1,797         EOG RESOURCES INCORPORATED                                                                     163,743
       5,228         FX ENERGY INCORPORATED+<<                                                                       66,814
       6,455         HALLIBURTON COMPANY                                                                            283,826
       4,390         HANOVER COMPRESSOR COMPANY+                                                                     58,124
       1,904         KERR-MCGEE CORPORATION                                                                         147,865
       1,496         NOBLE ENERGY INCORPORATED<<                                                                    101,189
       5,528         OCCIDENTAL PETROLEUM CORPORATION                                                               388,453
       2,833         PIONEER NATURAL RESOURCES                                                                      119,468
       2,956         PRIDE INTERNATIONAL INCORPORATED+                                                               72,777
      13,899         REPSOL YPF SA ADR<<                                                                            379,860
       2,136         ROWAN COMPANIES INCORPORATED+                                                                   67,668
       1,625         SEACOR SMIT INCORPORATED+                                                                      102,294
       8,504         SHELL TRANSPORT & TRADING
                        COMPANY PLC ADR<<                                                                           482,262
       1,773         SPINNAKER EXPLORATION COMPANY+                                                                  63,580
       2,164         ST. MARY LAND & EXPLORATION
                        COMPANY                                                                                     110,104
       1,049         TIDEWATER INCORPORATED                                                                          43,292
       8,245         TOTAL SA ADR<<                                                                                 982,804
       3,087         UNIT CORPORATION+                                                                              141,323
       3,543         UNOCAL CORPORATION                                                                             191,676
       2,544         VARCO INTERNATIONAL INCORPORATED+                                                               95,934
       4,874         XTO ENERGY INCORPORATED                                                                        221,864

                                                                                                                  8,052,389
                                                                                                              -------------

PAPER & ALLIED PRODUCTS - 0.48%
       1,291         BOWATER INCORPORATED                                                                            50,130
       1,888         GREIF INCORPORATED CLASS A                                                                     121,965
       6,687         INTERNATIONAL PAPER COMPANY                                                                    249,760
       6,232         KIMBERLY-CLARK CORPORATION                                                                     411,187
       4,317         MEADWESTVACO CORPORATION                                                                       135,381
         188         NEENAH PAPER INCORPORATED                                                                        6,610
       2,090         OFFICEMAX INCORPORATED                                                                          65,981
       3,811         POPE & TALBOT INCORPORATED                                                                      61,738
      16,867         STORA ENSO OYJ<<                                                                               256,547
       1,086         TEMPLE-INLAND INCORPORATED                                                                      87,097
      13,477         UPM-KYMMENE OYJ ADR<<                                                                          301,211

                                                                                                                  1,747,607
                                                                                                              -------------

PERSONAL SERVICES - 0.13%
       2,649         CINTAS CORPORATION                                                                             115,973
       1,934         G & K SERVICES INCORPORATED CLASS A                                                             82,988
       2,094         H & R BLOCK INCORPORATED                                                                       111,610
       1,676         REGIS CORPORATION                                                                               66,035
       2,169         UNIFIRST CORPORATION                                                                            88,018

                                                                                                                    464,624
                                                                                                              -------------

PETROLEUM REFINING & RELATED
INDUSTRIES - 3.13%
       1,244         AMERADA HESS CORPORATION<<                                                                     124,898
       1,601         ASHLAND INCORPORATED                                                                           104,529
      21,165         BP PLC ADR                                                                                   1,374,032
      27,536         CHEVRONTEXACO CORPORATION                                                                    1,709,435

SHARES               SECURITY NAME                                                                                VALUE
       9,032         CONOCOPHILLIPS                                                                           $   1,001,558
      84,333         EXXONMOBIL CORPORATION                                                                       5,339,122
       2,388         FRONTIER OIL CORPORATION                                                                        76,559
       4,995         MARATHON OIL CORPORATION                                                                       236,463
       1,369         MURPHY OIL CORPORATION<<                                                                       136,955
      11,501         ROYAL DUTCH PETROLEUM COMPANY                                                                  725,598
       1,250         SUNOCO INCORPORATED<<                                                                          123,875
       2,519         TESORO PETROLEUM CORPORATION+                                                                   93,027
       4,000         VALERO ENERGY CORPORATION                                                                      284,960
       1,959         WD-40 COMPANY                                                                                   64,177

                                                                                                                 11,395,188
                                                                                                              -------------

PRIMARY METAL INDUSTRIES - 0.60%
      12,252         ALCOA INCORPORATED                                                                             393,534
       3,983         ALLEGHENY TECHNOLOGIES INCORPORATED                                                             98,022
       1,487         CARPENTER TECHNOLOGY CORPORATION                                                               100,551
       2,527         COMMSCOPE INCORPORATED+                                                                         38,259
       3,252         ENGELHARD CORPORATION                                                                           98,373
       9,348         JOHNSON MATTHEY PLC ADR                                                                        364,170
      12,728         KUBOTA CORPORATION ADR<<                                                                       350,529
       1,817         LONE STAR TECHNOLOGIES INCORPORATED+                                                            82,328
       2,205         MAVERICK TUBE CORPORATION+                                                                      78,410
       3,144         NUCOR CORPORATION                                                                              195,997
       1,531         PRECISION CASTPARTS CORPORATION                                                                115,223
       2,398         STEEL DYNAMICS INCORPORATED                                                                    106,807
       2,380         UNITED STATES STEEL CORPORATION                                                                148,417

                                                                                                                  2,170,620
                                                                                                              -------------

PRINTING, PUBLISHING & ALLIED
INDUSTRIES - 0.89%
       3,536         BELO CORPORATION CLASS A                                                                        83,450
       2,025         CONSOLIDATED GRAPHICS INCORPORATED+                                                            105,401
       1,640         DOW JONES & COMPANY INCORPORATED                                                                60,844
       3,176         GANNETT COMPANY INCORPORATED                                                                   250,110
       1,035         KNIGHT-RIDDER INCORPORATED                                                                      67,792
       2,763         MCGRAW-HILL COMPANIES INCORPORATED                                                             253,782
       2,436         NEW YORK TIMES COMPANY CLASS A                                                                  89,304
      17,500         PEARSON PLC<<                                                                                  216,475
       1,335         PULITZER INCORPORATED                                                                           85,013
       5,291         READERS DIGEST ASSOCIATION
                        INCORPORATED                                                                                 91,534
      10,294         REED ELSEVIER NV ADR<<                                                                         309,541
       1,983         REYNOLDS & REYNOLDS COMPANY
                        CLASS A                                                                                      54,870
       4,405         RR DONNELLEY & SONS COMPANY                                                                    146,290
       7,481         TOPPAN PRINTING COMPANY
                        LIMITED ADR                                                                                 398,135
       3,100         TRIBUNE COMPANY                                                                                126,263
       2,350         VALASSIS COMMUNICATIONS
                        INCORPORATED+                                                                                87,913
      19,600         VIACOM INCORPORATED CLASS B                                                                    684,040
         125         WASHINGTON POST COMPANY CLASS B                                                                112,250

                                                                                                                  3,223,007
                                                                                                              -------------

RAILROAD TRANSPORTATION - 0.22%
       4,843         BURLINGTON NORTHERN SANTA FE
                        CORPORATION                                                                                 243,458
       3,198         CSX CORPORATION                                                                                132,109
       3,831         KANSAS CITY SOUTHERN+<<                                                                         75,164

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2005                                WELLS FARGO OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                                VALUE
COMMON STOCK - (CONTINUED)
       5,949         NORFOLK SOUTHERN CORPORATION                                                             $     213,510
       2,375         UNION PACIFIC CORPORATION                                                                      150,694

                                                                                                                    814,935
                                                                                                              -------------

REAL ESTATE - 0.11%
       4,244         CATELLUS DEVELOPMENT CORPORATION                                                               117,177
       2,007         CONSOLIDATED-TOMOKA LAND COMPANY                                                                88,408
       2,341         JONES LANG LASALLE INCORPORATED+                                                               100,593
       1,767         NEW CENTURY FINANCIAL CORPORATION                                                               89,622
         746         PHH CORPORATION+                                                                                15,666

                                                                                                                    411,466
                                                                                                              -------------

RUBBER & MISCELLANEOUS PLASTICS
PRODUCTS - 0.19%
       5,880         BRIDGESTONE CORPORATION                                                                        225,085
       5,203         GOODYEAR TIRE & RUBBER COMPANY+<<                                                               75,235
       2,531         NIKE INCORPORATED CLASS B                                                                      220,070
       1,952         SEALED AIR CORPORATION+                                                                        102,031
       3,602         TUPPERWARE CORPORATION                                                                          73,805

                                                                                                                    696,226
                                                                                                              -------------

SECURITY & COMMODITY BROKERS, DEALERS,
EXCHANGES & SERVICES - 1.23%
       1,717         AG EDWARDS INCORPORATED                                                                         74,020
      11,451         AMVESCAP PLC ADR<<                                                                             150,924
       1,271         BEAR STEARNS COMPANIES INCORPORATED                                                            126,464
       2,153         BKF CAPITAL GROUP INCORPORATED                                                                  88,811
         825         BLACKROCK INCORPORATED                                                                          64,028
      14,090         CHARLES SCHWAB CORPORATION                                                                     147,945
         672         CHICAGO MERCANTILE EXCHANGE                                                                    138,849
      10,363         CREDIT SUISSE GROUP ADR+                                                                       450,790
       6,532         E*TRADE FINANCIAL CORPORATION+                                                                  86,680
       1,887         FEDERATED INVESTORS INCORPORATED
                        CLASS B                                                                                      55,742
       2,508         FRANKLIN RESOURCES INCORPORATED                                                                176,037
       3,996         GOLDMAN SACHS GROUP INCORPORATED                                                               434,765
       4,641         KNIGHT TRADING GROUP INCORPORATED+                                                              48,545
       1,733         LEGG MASON INCORPORATED                                                                        139,749
       3,550         LEHMAN BROTHERS HOLDINGS
                        INCORPORATED                                                                                323,689
      11,853         MERRILL LYNCH & COMPANY
                        INCORPORATED                                                                                694,349
      13,995         MORGAN STANLEY                                                                                 790,298
      19,217         NOMURA HOLDINGS INCORPORATED ADR<<                                                             266,155
       1,287         PIPER JAFFRAY COMPANIES INCORPORATED+                                                           50,901
       2,304         STIFEL FINANCIAL CORPORATION+                                                                   49,536
       2,070         T ROWE PRICE GROUP INCORPORATED                                                                127,077

                                                                                                                  4,485,354
                                                                                                              -------------

STONE, CLAY, GLASS & CONCRETE
PRODUCTS - 0.50%
       1,257         CABOT MICROELECTRONICS CORPORATION+<<                                                           40,840
      19,665         CORNING INCORPORATED+                                                                          225,558
       2,278         GENTEX CORPORATION                                                                              77,247
       9,430         HANSON PLC ADR                                                                                 459,241
      17,878         HOLCIM LIMITED ADR                                                                             595,162
      16,261         LAFARGE SA ADR<<                                                                               424,087

                                                                                                                  1,822,135
                                                                                                              -------------

SHARES               SECURITY NAME                                                                                VALUE
TEXTILE MILL PRODUCTS - 0.04%
         995         MOHAWK INDUSTRIES INCORPORATED+                                                          $      89,291
       2,012         OXFORD INDUSTRIES INCORPORATED                                                                  71,145

                                                                                                                    160,436
                                                                                                              -------------

TOBACCO PRODUCTS - 0.72%
      26,717         ALTRIA GROUP INCORPORATED                                                                    1,753,971
      11,385         BRITISH AMERICAN TOBACCO PLC ADR                                                               418,740
       2,043         REYNOLDS AMERICAN INCORPORATED                                                                 167,424
       1,273         UNIVERSAL CORPORATION                                                                           63,905
       2,570         UST INCORPORATED                                                                               140,450
       3,663         VECTOR GROUP LIMITED<<                                                                          61,172

                                                                                                                  2,605,662
                                                                                                              -------------

TRANSPORTATION BY AIR - 0.36%
       5,054         AMR CORPORATION+<<                                                                              42,909
      36,059         BAA PLC ADR<<                                                                                  422,190
       5,889         DELTA AIR LINES INCORPORATED+<<                                                                 27,325
       4,015         FEDEX CORPORATION                                                                              392,587
      16,191         JAPAN AIRLINES SYSTEM ADR+                                                                     244,529
       4,377         NORTHWEST AIRLINES CORPORATION+<<                                                               30,770
      12,058         SOUTHWEST AIRLINES COMPANY                                                                     167,003

                                                                                                                  1,327,313
                                                                                                              -------------

TRANSPORTATION EQUIPMENT - 1.82%
      14,031         BAE SYSTEMS PLC ADR                                                                            276,680
      11,091         BOEING COMPANY                                                                                 609,672
       2,607         CLARCOR INCORPORATED                                                                           144,089
       5,674         DAIMLERCHRYSLER AG<<                                                                           261,571
       4,741         DANA CORPORATION                                                                                68,365
       9,033         DELPHI CORPORATION                                                                              62,057
       2,817         EXIDE TECHNOLOGIES+                                                                             41,551
      38,680         FIAT SPA ADR<<                                                                                 287,779
      23,920         FORD MOTOR COMPANY                                                                             302,588
       2,370         GENERAL DYNAMICS CORPORATION                                                                   249,680
       5,302         GENERAL MOTORS CORPORATION<<                                                                   189,122
       3,653         GENUINE PARTS COMPANY                                                                          158,102
       2,181         GOODRICH CORPORATION                                                                            80,762
       2,270         GREENBRIER COMPANIES INCORPORATED                                                               61,358
       2,009         GROUP 1 AUTOMOTIVE INCORPORATED+                                                                55,549
       4,279         HARLEY-DAVIDSON INCORPORATED                                                                   264,785
       3,633         HEICO CORPORATION                                                                               82,215
      12,803         HONDA MOTOR COMPANY LIMITED ADR                                                                343,761
      11,732         HONEYWELL INTERNATIONAL INCORPORATED                                                           445,464
       2,752         JOHNSON CONTROLS INCORPORATED                                                                  162,643
       1,235         LEAR CORPORATION                                                                                64,405
       4,711         LOCKHEED MARTIN CORPORATION                                                                    278,985
       1,482         NAVISTAR INTERNATIONAL CORPORATION+<<                                                           58,480
       4,406         NORTHROP GRUMMAN CORPORATION                                                                   233,077
       2,839         PACCAR INCORPORATED                                                                            213,663
       3,936         TENNECO AUTOMOTIVE INCORPORATED+                                                                59,788
       1,829         TEXTRON INCORPORATED                                                                           141,473
       9,357         TOYOTA MOTOR CORPORATION ADR                                                                   727,788
       1,763         TRIUMPH GROUP INCORPORATED+                                                                     65,531
       6,442         UNITED TECHNOLOGIES CORPORATION                                                                643,427

                                                                                                                  6,634,410
                                                                                                              -------------

                                                   PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK 2020 FUND                      FEBRUARY 28, 2005
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                                VALUE
COMMON STOCK - (CONTINUED)

TRANSPORTATION SERVICES - 0.07%
       2,317         EXPEDITORS INTERNATIONAL OF
                        WASHINGTON INCORPORATED                                                               $     128,617
       2,550         GATX CORPORATION                                                                                76,449
       2,878         SABRE HOLDINGS CORPORATION                                                                      60,668

                                                                                                                    265,734
                                                                                                              -------------

WATER TRANSPORTATION - 0.06%
       2,804         ALEXANDER & BALDWIN INCORPORATED                                                               127,302
       1,980         KIRBY CORPORATION+                                                                              87,615

                                                                                                                    214,917
                                                                                                              -------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.60%
       1,413         AMERISOURCE-BERGEN CORPORATION                                                                  84,639
         718         BROWN-FORMAN CORPORATION CLASS B                                                                36,546
       5,984         CARDINAL HEALTH INCORPORATED                                                                   350,363
       2,805         DEAN FOODS COMPANY+                                                                             96,913
       2,031         KENNETH COLE PRODUCTIONS INCORPORATED
                        CLASS A                                                                                      58,919
       4,257         MCKESSON CORPORATION                                                                           158,957
       5,838         SAFEWAY INCORPORATED+                                                                          107,419
       5,516         SMURFIT-STONE CONTAINER CORPORATION+<<                                                          91,731
       2,577         SUPERVALU INCORPORATED                                                                          81,871
       8,862         SYSCO CORPORATION                                                                              305,030
       1,748         TRACTOR SUPPLY COMPANY+                                                                         74,447
       6,257         UNILEVER NV<<                                                                                  418,531
       8,224         UNILEVER PLC ADR<<                                                                             319,174

                                                                                                                  2,184,540
                                                                                                              -------------

WHOLESALE TRADE-DURABLE GOODS - 0.64%
       2,732         ARROW ELECTRONICS INCORPORATED+                                                                 73,491
       3,128         AVNET INCORPORATED+<<                                                                           60,683
       3,238         CYTYC CORPORATION+                                                                              73,826
       2,788         INTAC INTERNATIONAL+<<                                                                          48,149
       2,541         KYOCERA CORPORATION ADR                                                                        189,559
      15,111         MITSUBISHI CORPORATION ADR                                                                     412,969
       2,212         MITSUI & COMPANY LIMITED ADR                                                                   455,539
      10,708         NISSAN MOTOR COMPANY LIMITED ADR<<                                                             229,472
       2,165         OMNICARE INCORPORATED                                                                           74,671
       2,760         PEP BOYS-MANNY, MOE & JACK<<                                                                    49,901
       2,983         SCP POOL CORPORATION                                                                           101,541
      44,760         SUMITOMO MITSUI FINANCIAL                                                                      311,606
       4,535         SYCAMORE NETWORKS INCORPORATED+                                                                 16,281
       1,454         TECH DATA CORPORATION+<<                                                                        59,599
       5,887         VISTEON CORPORATION                                                                             39,502
       1,886         W.W. GRAINGER INCORPORATED                                                                     118,403

                                                                                                                  2,315,192
                                                                                                              -------------

TOTAL COMMON STOCK
(COST $207,547,809)                                                                                             238,488,874
                                                                                                              -------------

                                                                                  INTEREST
                                                                                  RATE         MATURITY
PRINCIPAL            SECURITY NAME                                                   %         DATE               VALUE
US TREASURY SECURITIES - 33.29%

US TREASURY NOTES - 33.29%
 $34,650,000         US TREASURY NOTE<<                                             2.63       05/15/2008     $  33,441,304
   3,510,000         US TREASURY NOTE<<                                             5.63       05/15/2008         3,703,187
  11,495,000         US TREASURY NOTE<<                                             3.13       09/15/2008        11,223,787
   1,000,000         US TREASURY NOTE<<                                             4.75       11/15/2008         1,030,977
  14,780,000         US TREASURY NOTE<<                                             3.38       12/15/2008        14,522,503
  17,390,000         US TREASURY NOTE<<                                             2.63       03/15/2009        16,573,487
  26,000,000         US TREASURY NOTE<<                                             4.00       06/15/2009        26,065,000
   1,270,000         US TREASURY NOTE<<                                             6.00       08/15/2009         1,375,519
   9,700,000         US TREASURY NOTE<<                                             3.38       09/15/2009         9,456,744
   3,700,000         US TREASURY NOTE<<                                             3.50       11/15/2009         3,624,409

                                                                                                                121,016,917
                                                                                                              -------------

TOTAL US TREASURY SECURITIES
(COST $122,676,342)                                                                                             121,016,917
                                                                                                              -------------

SHARES
COLLATERAL FOR SECURITIES LENDING - 46.58%

COLLATERAL INVESTED IN
MONEY MARKET FUNDS - 3.10%
   1,566,000         EVERGREEN FUNDS - INSTITUTIONAL
                     MONEY MARKET FUND                                                                            1,566,000
   4,000,000         DEUTSCHE SCUDDER INSTITUTIONAL FUND                                                          4,000,000
   5,719,905         SHORT TERM INVESTMENTS COMPANY
                     LIQUID ASSETS PORTFOLIO                                                                      5,719,905

                                                                                                                 11,285,905
                                                                                                              -------------

PRINCIPAL
PRINCIPAL COLLATERAL INVESTED IN OTHER
SHORT-TERM ASSETS - 43.48%
   3,132,000         BELFORD US CAPITAL
                     COMPANY FLOATING
                     RATE NOTE                                                      2.59         06/21/05         3,131,843
     940,000         BETA FINANCE
                     INCORPORATED
                     MEDIUM TERM NOTE                                               2.66         06/02/06           940,085
   1,566,000         CC USA
                     INCORPORATED
                     MEDIUM TERM NOTE                                               2.74         07/05/05         1,566,861
     940,000         DEUTSCHE BANK
                     CERTIFICATE OF
                     DEPOSIT                                                        2.78         11/10/05           933,044
   1,253,000         K2 USA LLC
                     FLOATING RATE NOTE                                             2.65         07/24/06         1,252,987
   1,566,000         LEHMAN BROTHERS
                     HOLDINGS MEDIUM
                     TERM NOTE                                                      2.82         12/23/05         1,566,987
   3,132,000         LINKS FINANCE LLC
                     FLOATING RATE NOTE                                             2.58         03/15/06         3,131,374

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2005                                WELLS FARGO OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

                                                                                  INTEREST
                                                                                  RATE           MATURITY
PRINCIPAL            SECURITY NAME                                                   %           DATE             VALUE
COLLATERAL INVESTED IN OTHER SHORT-TERM ASSETS (CONTINUED)
 $ 1,879,000         LIQUID FUNDING
                     LIMITED FLOATING
                     RATE CD                                                        2.66         03/29/05     $   1,875,223
   1,566,000         LIQUID FUNDING
                     LIMITED FLOATING
                     RATE CD                                                        2.65         03/31/05         1,566,000
   2,192,000         LIQUID FUNDING
                     LIMITED FLOATING
                     RATE CD                                                        2.65         06/01/05         2,192,000
   1,253,000         MORGAN STANLEY
                     SENIOR NOTE
                     SERIES EXL                                                     2.59         08/13/10         1,252,962
   3,132,000         MORGAN STANLEY
                     CPDN                                                           2.71         04/22/05         3,119,785
   3,132,000         NATEXIS BANQUE NY
                     DEPOSIT NOTE                                                   2.73         06/09/05         3,121,978
   3,132,000         RACERS TRUST
                     2004-6-MM                                                      2.60         05/20/05         3,133,190
   3,132,000         SECURITY LIFE OF
                     DENVER FUNDING
                     AGREEMENT                                                      2.76         06/03/05         3,132,000
   3,132,000         TANGO FINANCIAL
                     CORPORATION MEDIUM
                     TERM NOTE                                                      2.65         10/25/06         3,131,342
   1,566,000         TRAVELERS INSURANCE
                     FUNDING AGREEMENT                                              2.67         02/10/06         1,565,969
   8,000,000         BLUE RIDGE ASSET
                     FUNDING                                                        2.60         03/01/05         8,000,000
   4,000,000         CONCORD MINUTEMEN
                     CAPITAL COMPANY
                     COMMERCIAL PAPER
                     SERIES B                                                       2.57         03/08/05         4,000,000
   3,000,000         CONCORD MINUTEMEN
                     CAPITAL COMPANY
                     COMMERCIAL PAPER
                     SERIES B                                                       2.57         03/07/06         2,901,390
   8,000,000         LEGACY CAPITAL
                     CORPORATION                                                    2.83         05/17/05         7,952,080
   8,000,000         LEHMAN BROTHERS
                     HOLDINGS FLOATING
                     RATE CD                                                        2.56         08/16/05         8,000,000

                                                                                  INTEREST
                                                                                  RATE           MATURITY
PRINCIPAL            SECURITY NAME                                                   %           DATE             VALUE
 $ 7,549,000         LIBERTY
                     LIGHTHOUSE FDG                                                 2.56         03/04/05     $   7,547,415
   5,000,000         PICAROS FUNDING
                     LLC CPDN                                                       2.54         03/01/05         5,000,000
   8,078,000         TRANSAMERICA ASSET
                     FUNDING COMMERCIAL
                     PAPER                                                          2.54         03/08/05         8,074,042
  59,000,000         MORGAN STANLEY
                     AGENCY MORTGAGE
                     REPURCHASE
                     AGREEMENT                                                      2.63         03/01/05        59,000,000
  11,000,000         BEAR STEARNS AND
                     COMPANY AGENCY
                     MORTGAGE REPURCHASE
                     AGREEMENT                                                      2.64         03/01/05        11,000,000

                                                                                                                158,088,557
                                                                                                              -------------

TOTAL COLLATERAL FOR SECURITIES LENDING**
(COST $169,374,462)                                                                                             169,374,462
                                                                                                              -------------

SHORT-TERM INVESTMENTS - 0.71%

US TREASURY BILLS - 0.71%
   2,591,000         US TREASURY BILL^<<                                            2.39       03/17/2005         2,588,400
                                                                                                              -------------

TOTAL SHORT-TERM INVESTMENTS
(COST $2,588,400)                                                                                                 2,588,400
                                                                                                              -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $502,187,013)*                                                                     146.17%              $ 531,468,653

OTHER ASSETS AND LIABILITIES, NET                                                        (46.17)               (167,883,265)
                                                                                         ------               -------------
TOTAL NET ASSETS                                                                         100.00%              $ 363,585,388
                                                                                         ------               -------------

+     NON-INCOME EARNING SECURITIES.

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

** SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES OUT-ON-LOAN. THE FUND HAS ALSO RECEIVED NON-CASH COLLATERAL IN THE AMOUNT OF $4,570,475. THE TOTAL COLLATERAL RECEIVED REPRESENTS 102.71% OF THE VALUE OF THE PORTFOLIO SECURITIES LOANED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $505,753,292 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

      GROSS UNREALIZED APPRECIATION                           $44,448,942
      GROSS UNREALIZED DEPRECIATION                           (18,733,581)
                                                              -----------
      NET UNREALIZED APPRECIATION (DEPRECIATION)              $25,715,361

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                   PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK 2030 FUND                      FEBRUARY 28, 2005
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                                VALUE
COMMON STOCK - 79.38%

AMUSEMENT & RECREATION SERVICES - 0.21%
       4,957         CAESARS ENTERTAINMENT INCORPORATED+                                                      $      99,437
       3,530         GAYLORD ENTERTAINMENT COMPANY+                                                                 151,084
         985         HARRAH'S ENTERTAINMENT INCORPORATED                                                             64,606
       4,710         INTERNATIONAL GAME TECHNOLOGY                                                                  143,467

                                                                                                                    458,594
                                                                                                              -------------

APPAREL & ACCESSORY STORES - 0.39%
       1,741         ABERCROMBIE & FITCH COMPANY
                        CLASS A                                                                                      93,491
       4,464         CHICO'S FAS INCORPORATED+                                                                      131,465
       7,245         GAP INCORPORATED                                                                               154,536
       3,009         KOHL'S CORPORATION+                                                                            144,041
       4,601         LIMITED BRANDS                                                                                 109,412
       2,067         NORDSTROM INCORPORATED                                                                         111,122
       3,966         PAYLESS SHOESOURCE INCORPORATED+                                                                46,481
       2,595         ROSS STORES INCORPORATED                                                                        72,660

                                                                                                                    863,208
                                                                                                              -------------

APPAREL & OTHER FINISHED PRODUCTS
MADE FROM FABRICS & SIMILAR
MATERIALS - 0.50%
      14,637         BENETTON GROUP SPA ADR<<                                                                       359,631
       1,992         JONES APPAREL GROUP INCORPORATED                                                                63,286
       2,026         LIZ CLAIBORNE INCORPORATED                                                                      85,700
       1,770         VF CORPORATION                                                                                 105,775
       8,516         WACOAL CORPORATION ADR<<                                                                       505,425

                                                                                                                  1,119,817
                                                                                                              -------------

AUTOMOTIVE DEALERS & GASOLINE
SERVICE STATIONS - 0.08%
       3,123         AUTONATION INCORPORATED+                                                                        60,992
         380         AUTOZONE INCORPORATED+<<                                                                        36,822
       2,755         CARMAX INCORPORATED+<<                                                                          90,915

                                                                                                                    188,729
                                                                                                              -------------

BUILDING CONSTRUCTION-GENERAL
CONTRACTORS & OPERATIVE BUILDERS - 0.52%
       1,725         CENTEX CORPORATION                                                                             109,693
       3,480         D.R. HORTON INCORPORATED                                                                       152,285
         667         KB HOME                                                                                         83,241
       1,780         LENNAR CORPORATION CLASS A<<                                                                   108,259
       1,533         PULTE HOMES INCORPORATED                                                                       119,605
      30,777         SEKISUI HOUSE LIMITED<<                                                                        340,277
       7,794         VIVENDI UNIVERSAL SA ADR+<<                                                                    246,758

                                                                                                                  1,160,118
                                                                                                              -------------

BUILDING MATERIALS, HARDWARE,
GARDEN SUPPLY & MOBILE HOME
DEALERS - 0.68%
       1,183         FASTENAL COMPANY                                                                                69,158
      22,863         HOME DEPOT INCORPORATED                                                                        914,977
       8,035         LOWE'S COMPANIES INCORPORATED                                                                  472,298
       1,547         SHERWIN-WILLIAMS COMPANY                                                                        68,532

                                                                                                                  1,524,965
                                                                                                              -------------

BUSINESS SERVICES - 4.58%
       6,723         3COM CORPORATION+                                                                               24,068
       2,781         ADOBE SYSTEMS INCORPORATED                                                                     171,727

SHARES               SECURITY NAME                                                                                VALUE
       1,414         AFFILIATED COMPUTER SERVICES
                        INCORPORATED CLASS A+<<                                                               $      73,104
       1,332         ARBITRON INCORPORATED                                                                           54,013
       3,176         ARIBA INCORPORATED+                                                                             28,933
       4,018         AUTODESK INCORPORATED                                                                          119,415
       5,861         AUTOMATIC DATA PROCESSING
                        INCORPORATED                                                                                251,789
       5,783         BEA SYSTEMS INCORPORATED+<<                                                                     47,999
       3,687         BMC SOFTWARE INCORPORATED+<<                                                                    55,121
       3,999         CADENCE DESIGN SYSTEMS INCORPORATED+                                                            55,106
      11,443         CENDANT CORPORATION                                                                            253,119
       2,625         CERIDIAN CORPORATION+                                                                           47,906
       1,955         CERTEGY INCORPORATED<<                                                                          69,657
       1,569         CHOICEPOINT INCORPORATED+                                                                       63,231
       3,134         CITRIX SYSTEMS INCORPORATED+                                                                    70,515
       2,433         COGNEX CORPORATION                                                                              67,394
       5,501         COMPUTER ASSOCIATES INTERNATIONAL
                        INCORPORATED<<                                                                              149,022
       2,017         COMPUTER SCIENCES CORPORATION+                                                                  93,246
       7,354         COMPUWARE CORPORATION+                                                                          49,713
       2,193         CONVERGYS CORPORATION+<<                                                                        32,873
       2,152         CSK CORPORATION                                                                                 95,118
       1,677         DELUXE CORPORATION                                                                              65,470
       5,518         DOUBLECLICK INCORPORATED+                                                                       42,985
       1,144         DST SYSTEMS INCORPORATED+<<                                                                     54,329
      11,814         EBAY INCORPORATED+                                                                             506,112
       7,391         ECHELON CORPORATION+                                                                            51,515
       4,048         EFUNDS CORPORATION+                                                                             90,027
       3,522         ELECTRONIC ARTS INCORPORATED+<<                                                                227,134
       5,689         ELECTRONIC DATA SYSTEMS CORPORATION                                                            121,176
       2,898         ELECTRONICS FOR IMAGING INCORPORATED+                                                           48,020
       1,913         EQUIFAX INCORPORATED                                                                            58,136
       1,970         FAIR ISAAC CORPORATION                                                                          66,586
       2,021         FILENET CORPORATION+                                                                            47,332
       8,777         FIRST DATA CORPORATION                                                                         360,032
       2,173         FISERV INCORPORATED+                                                                            82,444
       3,159         IMS HEALTH INCORPORATED                                                                         76,922
           1         INFOSPACE INCORPORATED+                                                                             29
       5,877         INTERNET CAPITAL GROUP INCORPORATED+                                                            48,897
       4,877         INTERPUBLIC GROUP OF COMPANIES
                        INCORPORATED+<<                                                                              64,084
       1,917         INTUIT INCORPORATED+                                                                            82,048
       4,224         KEANE INCORPORATED+                                                                             55,926
       1,699         MACROMEDIA INCORPORATED+                                                                        57,579
       1,714         MANPOWER INCORPORATED                                                                           74,902
       2,855         MCAFEE INCORPORATED+                                                                            66,036
       4,970         MENTOR GRAPHICS CORPORATION+<<                                                                  68,487
       1,543         MERCURY INTERACTIVE CORPORATION+<<                                                              70,793
      93,412         MICROSOFT CORPORATION                                                                        2,352,114
       2,420         MONSTER WORLDWIDE INCORPORATED+                                                                 69,817
       6,137         MPS GROUP INCORPORATED+                                                                         65,911
       4,145         NCR CORPORATION+                                                                               161,613
       2,107         NDCHEALTH CORPORATION                                                                           32,680
       7,552         NOVELL INCORPORATED+                                                                            39,572
       1,781         OMNICOM GROUP INCORPORATED                                                                     162,196
      38,405         ORACLE CORPORATION+                                                                            495,809
      10,280         PARAMETRIC TECHNOLOGY CORPORATION+                                                              59,110
       8,085         REALNETWORKS INCORPORATED+                                                                      50,612

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2005                                WELLS FARGO OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                                VALUE
COMMON STOCK - (CONTINUED)
       3,823         RED HAT INCORPORATED+<<                                                                  $      43,812
      11,638         RENTOKIL INITIAL PLC ADR                                                                       177,610
       3,113         REUTERS GROUP PLC ADR                                                                          147,214
                     ROBERT HALF INTERNATIONAL
       3,568            INCORPORATED                                                                                104,079
       2,728         RSA SECURITY INCORPORATED+                                                                      44,575
       5,033         SAP AG<<                                                                                       204,088
       6,631         SIEBEL SYSTEMS INCORPORATED+                                                                    56,562
      33,570         SUN MICROSYSTEMS INCORPORATED+<<                                                               141,665
       3,514         SUNGARD DATA SYSTEMS INCORPORATED+                                                              91,750
       2,883         SYBASE INCORPORATED+                                                                            54,316
       7,324         SYMANTEC CORPORATION+<<                                                                        161,201
       2,219         SYNOPSYS INCORPORATED+<<                                                                        40,164
       1,603         TOTAL SYSTEM SERVICES INCORPORATED                                                              38,520
       4,309         UNISYS CORPORATION+                                                                             33,093
       3,743         VERISIGN INCORPORATED+<<                                                                       102,633
       4,987         VERITAS SOFTWARE CORPORATION+                                                                  120,785
       2,952         VIAD CORPORATION                                                                                79,704
       1,619         WEBSENSE INCORPORATED+                                                                          96,897
       3,657         WPP GROUP PLC ADR<<                                                                            210,277
      13,350         YAHOO! INCORPORATED+                                                                           430,804

                                                                                                                 10,229,253
                                                                                                              -------------

CHEMICALS & ALLIED PRODUCTS - 7.73%
      16,043         ABBOTT LABORATORIES                                                                            737,818
       1,871         AIR PRODUCTS & CHEMICALS
                        INCORPORATED                                                                                117,162
       4,923         AKZO NOBEL NV ADR                                                                              221,978
       1,438         ALBERTO-CULVER COMPANY CLASS B                                                                  75,164
      13,285         AMGEN INCORPORATED+                                                                            818,489
       8,964         ASTRAZENECA PLC ADR<<                                                                          356,229
         757         AVERY DENNISON CORPORATION                                                                      45,950
       5,790         AVON PRODUCTS INCORPORATED                                                                     247,638
       1,323         BARR LABORATORIES INCORPORATED+                                                                 63,160
      18,679         BRISTOL-MYERS SQUIBB COMPANY                                                                   467,535
       1,988         CABOT CORPORATION                                                                               69,182
       1,811         CHIRON CORPORATION+<<                                                                           64,435
       8,214         CIBA SPECIALTY CHEMICALS                                                                       293,404
       5,372         COLGATE PALMOLIVE COMPANY                                                                      284,286
       8,053         CROMPTON CORPORATION                                                                           110,326
       9,310         DISCOVERY LABORATORIES
                        INCORPORATED+<<                                                                              54,650
       9,716         DOW CHEMICAL COMPANY                                                                           535,837
       9,429         DU PONT (E.I.) DE NEMOURS &
                       COMPANY                                                                                      502,566
       1,400         EASTMAN CHEMICAL COMPANY<<                                                                      80,836
       2,656         ECOLAB INCORPORATED<<                                                                           84,222
       5,341         EISAI COMPANY LIMITED ADR<<                                                                    180,790
       9,541         ELI LILLY & COMPANY                                                                            534,296
       1,857         ESTEE LAUDER COMPANIES INCORPORATED
                        CLASS A                                                                                      81,671
       3,964         FOREST LABORATORIES INCORPORATED+<<                                                            169,263
       5,229         GENENTECH INCORPORATED+                                                                        246,809
       3,045         GENZYME CORPORATION+                                                                           170,794
       5,784         GILEAD SCIENCES INCORPORATED+                                                                  199,837
      11,250         GILLETTE COMPANY                                                                               565,312
      13,159         GLAXOSMITHKLINE PLC ADR<<                                                                      634,527
       2,581         HOSPIRA INCORPORATED+                                                                           76,398
       1,179         IDEXX LABORATORIES INCORPORATED+                                                                65,376
       1,245         IMCLONE SYSTEMS INCORPORATED+<<                                                                 55,104

SHARES               SECURITY NAME                                                                                VALUE
      15,075         INKINE PHARMACEUTICAL COMPANY
                        INCORPORATED+                                                                         $      55,627
       2,370         INTERNATIONAL FLAVORS & FRAGRANCES
                        INCORPORATED                                                                                 97,857
       3,299         IVAX CORPORATION+<<                                                                             52,751
       3,652         KING PHARMACEUTICALS INCORPORATED+ 34,877
       1,497         LUBRIZOL CORPORATION                                                                            63,817
       5,762         LYONDELL CHEMICAL COMPANY                                                                      195,044
       3,769         MEDIMMUNE INCORPORATED+<<                                                                       90,757
      21,784         MERCK & COMPANY INCORPORATED                                                                   690,553
       6,277         MILLENNIUM PHARMACEUTICALS
                        INCORPORATED+                                                                                53,982
       3,528         MONSANTO COMPANY                                                                               207,376
       4,504         MOSAIC COMPANY+<<                                                                               74,136
       3,419         MYLAN LABORATORIES INCORPORATED<<                                                               60,174
      11,516         NOVARTIS AG ADR                                                                                575,455
       3,612         NOVO NORDISK A/S ADR<<                                                                         202,453
       5,176         OLIN CORPORATION<<                                                                             129,141
       1,497         OSI PHARMACEUTICALS INCORPORATED+                                                               81,781
      76,988         PFIZER INCORPORATED                                                                          2,024,015
      19,845         PHARMOS CORPORATION+                                                                            14,090
       1,329         PPG INDUSTRIES INCORPORATED                                                                     95,622
       3,165         PRAXAIR INCORPORATED                                                                           141,887
      26,040         PROCTER & GAMBLE COMPANY                                                                     1,382,464
       8,298         ROCHE HOLDING AG ADR                                                                           438,905
       1,611         ROHM & HAAS COMPANY                                                                             77,602
       8,957         SANOFI-AVENTIS ADR<<                                                                           357,474
      14,887         SCHERING-PLOUGH CORPORATION                                                                    282,109
       1,907         SEPRACOR INCORPORATED+<<                                                                       122,944
      15,435         SHISEIDO COMPANY LIMITED<<                                                                     210,763
         848         SIGMA-ALDRICH CORPORATION                                                                       52,245
      19,315         SYNGENTA AG ADR+                                                                               435,746
       4,493         TANOX INCORPORATED+                                                                             50,007
       2,508         VALEANT PHARMACEUTICALS
                       INTERNATIONAL                                                                                 60,819
       1,055         VALSPAR CORPORATION                                                                             48,688
       1,315         WATSON PHARMACEUTICALS
                       INCORPORATED+                                                                                 41,738
      13,611         WYETH                                                                                          555,601

                                                                                                                 17,269,544
                                                                                                              -------------

COAL MINING - 0.14%
       3,341         MASSEY ENERGY COMPANY<<                                                                        145,601
       3,482         PENN VIRGINIA CORPORATION                                                                      170,061

                                                                                                                    315,662
                                                                                                              -------------

COMMUNICATIONS - 4.17%
       1,791         ADTRAN INCORPORATED                                                                             33,510
       3,539         ALLTEL CORPORATION<<                                                                           202,431
       5,643         AMERICAN TOWER CORPORATION CLASS A+103,436
       1,841         ANIXTER INTERNATIONAL INCORPORATED+69,111
       8,755         AT&T CORPORATION                                                                               170,110
       6,664         AVAYA INCORPORATED+                                                                             93,296
      19,027         BELLSOUTH CORPORATION                                                                          490,897
       3,281         BRITISH SKY BROADCASTING GROUP PLC
                        ADR<<                                                                                       143,084
       7,075         BT GROUP PLC ADR                                                                               284,910
       3,524         CABLEVISION SYSTEMS NEW YORK GROUP
                        CLASS A+<<                                                                                  109,455
       2,049         CENTURYTEL INCORPORATED                                                                         68,928

                                                   PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK 2030 FUND                      FEBRUARY 28, 2005
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                                VALUE
COMMON STOCK - (CONTINUED)
       9,554         CINCINNATI BELL INCORPORATED+<<                                                          $      42,038
       5,017         CLEAR CHANNEL COMMUNICATIONS
                        INCORPORATED                                                                                166,966
      23,694         COMCAST CORPORATION CLASS A+<<                                                                 771,240
      16,227         DEUTSCHE TELEKOM AG ADR+<<                                                                     338,657
       8,974         DIRECTV GROUP INCORPORATED+                                                                    134,700
       4,329         ECHOSTAR COMMUNICATIONS CORPORATION
                        CLASS A+<<                                                                                  128,788
       7,542         FRANCE TELECOM SA ADR<<                                                                        227,693
       1,305         GLOBAL PAYMENTS INCORPORATED                                                                    72,454
       3,859         HEARST-ARGYLE TELEVISION INCORPORATED                                                           94,893
       4,029         IAC INTERACTIVECORP+<<                                                                          90,652
       2,881         LAGARDERE SCA ADR                                                                              226,004
       2,717         LIBERTY MEDIA INTERNATIONAL
                        INCORPORATED CLASS A+<<                                                                     117,456
      12,267         NEXTEL COMMUNICATIONS INCORPORATED
                        CLASS A+<<                                                                                  361,018
       9,344         NIPPON TELEGRAPH AND TELEPHONE
                        CORPORATION ADR<<                                                                           202,484
       1,663         NTL INCORPORATED+<<                                                                            107,912
      13,214         NTT DOCOMO INCORPORATED ADR                                                                    223,977
       4,520         REED ELSEVIER PLC ADR<<                                                                        184,642
      33,614         SBC COMMUNICATIONS INCORPORATED                                                                808,417
      16,882         SPRINT CORPORATION-FON GROUP<<                                                                 399,766
       8,392         TDC A/S ADR<<                                                                                  188,233
      10,533         TELEFONICA SA ADR                                                                              580,895
       1,139         TELEPHONE & DATA SYSTEMS
                        INCORPORATED                                                                                 99,662
      29,253         VERIZON COMMUNICATIONS INCORPORATED                                                          1,052,230
      35,032         VODAFONE GROUP PLC ADR<<                                                                       920,991

                                                                                                                  9,310,936
                                                                                                              -------------

DEPOSITORY INSTITUTIONS - 9.20%
      12,410         ABN AMRO HOLDING NV ADR<<                                                                      342,268
       6,058         ALLIED IRISH BANKS PLC ADR                                                                     258,979
       4,395         AMSOUTH BANCORPORATION                                                                         109,787
       3,973         ASSOCIATED BANC-CORP                                                                           127,374
      29,036         BANCO BILBAO VIZCAYA ARGENTARIA SA
                        ADR<<                                                                                       502,032
      35,334         BANCO SANTANDER CENTRAL HISPANO SA
                        ADR                                                                                         434,608
      42,094         BANK OF AMERICA CORPORATION                                                                  1,963,685
       2,277         BANK OF HAWAII CORPORATION                                                                     103,649
       8,511         BANK OF NEW YORK COMPANY
                        INCORPORATED                                                                                257,458
       2,608         BANKNORTH GROUP INCORPORATED                                                                    94,123
      10,738         BARCLAYS PLC ADR                                                                               471,935
       7,151         BAYERISCHE HYPO-UND VEREINSBANK AG
                        ADR+                                                                                        173,892
       5,432         BB&T CORPORATION                                                                               212,663
       8,172         BERKSHIRE HILLS BANCORP INCORPORATED                                                           284,631
      10,880         BNP PARIBAS SA ADR<<                                                                           395,699
       4,785         CHITTENDEN CORPORATION                                                                         127,185
      52,506         CITIGROUP INCORPORATED                                                                       2,505,586
       1,112         CITY NATIONAL CORPORATION                                                                       76,116
       1,664         COMERICA INCORPORATED<<                                                                         94,981
       1,480         COMMERCE BANCSHARES INCORPORATED                                                                69,871

SHARES               SECURITY NAME                                                                                VALUE
       4,949         COMMERCIAL CAPITAL BANCORPORATION
                        INCORPORATED                                                                          $     106,898
       5,058         COMMERCIAL FEDERAL CORPORATION                                                                 138,235
       5,849         COMMUNITY BANK SYSTEM INCORPORATED                                                             137,218
       2,548         COMPASS BANCSHARES INCORPORATED                                                                115,705
       3,788         DEUTSCHE BANK AG<<                                                                             332,965
       1,517         DOWNEY FINANCIAL CORPORATION                                                                    95,040
       4,242         FIFTH THIRD BANCORP<<                                                                          189,914
       1,373         FIRST HORIZON NATIONAL CORPORATION                                                              58,421
       2,236         FIRSTFED FINANCIAL CORPORATION+                                                                114,260
       1,763         GOLDEN WEST FINANCIAL CORPORATION<<                                                            109,112
       8,508         HBOS PLC ADR                                                                                   407,468
       3,733         HIBERNIA CORPORATION CLASS A                                                                    95,826
       9,179         HSBC HOLDINGS PLC ADR<<                                                                        766,355
       3,480         HUNTINGTON BANCSHARES INCORPORATED                                                              78,370
       5,454         HYPO REAL ESTATE HOLDING AG ADR+                                                               222,032
       4,550         IBERIABANK CORPORATION                                                                         267,722
      36,319         JP MORGAN CHASE & COMPANY                                                                    1,327,459
       4,109         KEYCORP                                                                                        135,597
       9,604         LLOYDS TSB GROUP PLC ADR+                                                                      365,912
         750         M&T BANK CORPORATION                                                                            74,257
       2,753         MARSHALL & ILSLEY CORPORATION                                                                  111,469
       3,708         MELLON FINANCIAL CORPORATION                                                                   106,345
       1,778         MERCANTILE BANKSHARES CORPORATION                                                               86,429
       3,289         NATIONAL AUSTRALIA BANK LIMITED ADR<<                                                          375,604
      62,549         NATIONAL BANK OF GREECE SA ADR<<                                                               478,500
       5,947         NATIONAL CITY CORPORATION                                                                      212,724
       3,395         NEW YORK COMMUNITY BANCORP
                        INCORPORATED                                                                                 62,332
       5,981         NORTH FORK BANCORPORATION
                        INCORPORATED                                                                                172,313
       2,505         NORTHERN TRUST CORPORATION                                                                     105,836
       1,091         PARK NATIONAL CORPORATION                                                                      129,294
       5,033         PENNROCK FINANCIAL SERVICES
                        CORPORATION                                                                                 181,943
       1,826         PNC FINANCIAL SERVICES GROUP                                                                    96,121
       5,438         POPULAR INCORPORATED                                                                           144,053
       5,363         REGIONS FINANCIAL CORPORATION                                                                  173,010
      11,070         SAN PAOLO-IMI SPA                                                                              323,023
       4,039         SKY FINANCIAL GROUP INCORPORATED                                                               112,365
      15,886         SOCIETE GENERALE                                                                               336,537
       3,045         STATE STREET CORPORATION                                                                       133,523
       2,358         SUNTRUST BANKS INCORPORATED                                                                    170,814
       4,125         SYNOVUS FINANCIAL CORPORATION                                                                  112,035
       2,581         TCF FINANCIAL CORPORATION                                                                       71,365
       4,753         TRUSTMARK CORPORATION                                                                          130,803
      20,810         US BANCORP                                                                                     619,098
       4,423         VALLEY NATIONAL BANCORP                                                                        114,954
      16,529         WACHOVIA CORPORATION                                                                           876,202
       5,275         WASHINGTON FEDERAL INCORPORATED<<                                                              125,281
       6,859         WASHINGTON MUTUAL INCORPORATED<<                                                               287,804
       1,067         WEBSTER FINANCIAL CORPORATION                                                                   46,735
       7,339         WESTPAC BANKING CORPORATION ADR<<                                                              556,883
       2,570         WILMINGTON TRUST CORPORATION                                                                    87,097
       3,748         WINTRUST FINANCIAL CORPORATION                                                                 201,118
         872         ZIONS BANCORPORATION                                                                            57,639

                                                                                                                 20,544,537
                                                                                                              -------------

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2005                                WELLS FARGO OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                                VALUE
COMMON STOCK - (CONTINUED)

EATING & DRINKING PLACES - 0.48%
       1,549         BRINKER INTERNATIONAL INCORPORATED+                                                      $      58,645
       3,483         CHEESECAKE FACTORY INCORPORATED+<<                                                             118,526
       2,867         DARDEN RESTAURANTS INCORPORATED<<                                                               76,836
       3,331         JACK IN THE BOX INCORPORATED+                                                                  119,583
      13,248         MCDONALD'S CORPORATION                                                                         438,244
       1,388         OUTBACK STEAKHOUSE INCORPORATED                                                                 62,335
       1,049         WENDY'S INTERNATIONAL INCORPORATED                                                              39,705
       3,398         YUM! BRANDS INCORPORATED                                                                       165,754

                                                                                                                  1,079,628
                                                                                                              -------------

EDUCATIONAL SERVICES - 0.10%
       2,254         APOLLO GROUP INCORPORATED CLASS A+<<                                                           165,984
       1,964         CAREER EDUCATION CORPORATION+<<                                                                 67,071

                                                                                                                    233,055
                                                                                                              -------------

ELECTRIC, GAS & SANITARY
SERVICES - 3.71%
       9,607         AES CORPORATION+                                                                               160,821
       2,118         AMEREN CORPORATION                                                                             109,013
       4,352         AMERICAN ELECTRIC POWER COMPANY
                        INCORPORATED                                                                                145,357
       7,348         BG GROUP PLC ADR                                                                               290,981
      14,347         CALPINE CORPORATION+<<                                                                          47,489
       4,177         CENTERPOINT ENERGY INCORPORATED                                                                 50,040
       2,088         CINERGY CORPORATION                                                                             84,460
      50,261         CLP HOLDINGS LIMITED                                                                           288,066
       1,711         CONSOLIDATED EDISON INCORPORATED                                                                73,145
       2,253         CONSTELLATION ENERGY GROUP
                        INCORPORATED                                                                                115,962
       2,490         DOMINION RESOURCES INCORPORATED                                                                179,355
      10,258         DUKE ENERGY CORPORATION                                                                        276,863
       4,411         E.ON AG<<                                                                                      396,990
       4,734         EDISON INTERNATIONAL                                                                           153,760
       9,357         EL PASO CORPORATION                                                                            115,372
       2,381         ENTERGY CORPORATION                                                                            164,575
       8,158         EXELON CORPORATION                                                                             370,047
       3,797         FIRSTENERGY CORPORATION                                                                        156,588
       1,912         FPL GROUP INCORPORATED                                                                         151,717
     170,132         HONG KONG & CHINA GAS COMPANY
                        LIMITED ADR                                                                                 356,665
      58,504         HONG KONG ELECTRIC HOLDINGS
                        LIMITED ADR                                                                                 266,298
       5,511         INTERNATIONAL POWER PLC+<<                                                                     193,767
       1,396         KINDER MORGAN INCORPORATED                                                                     111,917
       2,204         NATIONAL FUEL GAS COMPANY                                                                       62,417
       6,143         NATIONAL GRID TRANSCO PLC<<                                                                    301,806
       3,496         NISOURCE INCORPORATED                                                                           79,149
       1,591         NSTAR                                                                                           88,300
       1,257         PEOPLES ENERGY CORPORATION                                                                      53,774
       4,645         PG&E CORPORATION                                                                               163,411
       1,716         PINNACLE WEST CAPITAL CORPORATION<<                                                             71,643
       2,738         PPL CORPORATION                                                                                149,330
       1,644         PROGRESS ENERGY INCORPORATED<<                                                                  71,251
       2,801         PUBLIC SERVICE ENTERPRISE GROUP
                        INCORPORATED                                                                                152,795
       7,196         RELIANT RESOURCES INCORPORATED+<<                                                               86,280
       7,366         RWE AG<<                                                                                       447,799

SHARES               SECURITY NAME                                                                                VALUE
       1,892         SCANA CORPORATION                                                                        $      71,972
       6,984         SCOTTISH POWER PLC<<                                                                           222,091
       2,684         SEMPRA ENERGY<<                                                                                107,360
       5,157         SOUTH JERSEY INDUSTRIES
                       INCORPORATED                                                                                 288,122
       7,889         SOUTHERN COMPANY<<                                                                             253,395
       3,849         TXU CORPORATION                                                                                293,486
       2,817         UGI CORPORATION                                                                                126,061
      14,457         UNITED UTILITIES PLC<<                                                                         349,137
       4,948         WASTE MANAGEMENT INCORPORATED                                                                  144,680
       7,903         WILLIAMS COMPANIES INCORPORATED                                                                148,813
       3,180         WPS RESOURCES CORPORATION                                                                      165,742
       6,748         XCEL ENERGY INCORPORATED                                                                       119,575

                                                                                                                  8,277,637
                                                                                                              -------------

ELECTRONIC & OTHER ELECTRICAL
EQUIPMENT & COMPONENTS, EXCEPT
COMPUTER EQUIPMENT - 6.63%
       6,815         ADAPTEC INCORPORATED+                                                                           37,074
       5,164         ADVANCED MICRO DEVICES
                        INCORPORATED+                                                                                90,112
       4,475         ALCATEL SA ADR+<<                                                                               58,130
       4,284         ALTERA CORPORATION+                                                                             88,850
       2,751         AMERICAN POWER CONVERSION
                        CORPORATION                                                                                  60,577
       3,723         ANALOG DEVICES INCORPORATED                                                                    136,709
       3,844         ANDREW CORPORATION+                                                                             46,512
       6,998         APPLIED MICRO CIRCUITS CORPORATION+                                                             24,143
       4,104         AVX CORPORATION<<                                                                               50,356
       3,180         BROADCOM CORPORATION CLASS A+<<                                                                102,555
       4,862         CANON INCORPORATED ADR                                                                         256,422
      11,042         CHARTERED SEMICONDUCTOR+<<                                                                      74,092
       3,400         COMVERSE TECHNOLOGY INCORPORATED+<<                                                             78,914
       1,709         CREE INCORPORATED+<<                                                                            40,196
       3,168         CYPRESS SEMICONDUCTOR+<<                                                                        44,605
       3,342         DITECH COMMUNICATIONS CORPORATION+                                                              41,976
       2,888         EMERSON ELECTRIC COMPANY                                                                       191,532
       2,618         FREESCALE SEMICONDUCTOR
                        INCORPORATED CLASS B+                                                                        50,213
       7,663         GEMSTAR-TV GUIDE INTERNATIONAL
                        INCORPORATED+                                                                                34,177
     107,791         GENERAL ELECTRIC COMPANY                                                                     3,794,243
       1,200         HARMAN INTERNATIONAL INDUSTRIES
                        INCORPORATED                                                                                134,604
       1,277         HARRIS CORPORATION                                                                              85,176
       1,770         IMATION CORPORATION                                                                             60,870
       6,653         INFINEON TECHNOLOGIES AG ADR+<<                                                                 68,792
       3,864         INTEGRATED DEVICE TECHNOLOGY
                        INCORPORATED+<<                                                                              48,339
      64,199         INTEL CORPORATION                                                                            1,539,492
      16,885         INTERNATIONAL BUSINESS MACHINES
                        CORPORATION                                                                               1,563,213
       1,365         INTERNATIONAL RECTIFIER CORPORATION+                                                            60,060
       2,700         INTERSIL CORPORATION CLASS A                                                                    45,522
       2,808         JABIL CIRCUIT INCORPORATED+                                                                     72,194
      15,584         JDS UNIPHASE CORPORATION+                                                                       29,610
       1,955         KLA-TENCOR CORPORATION                                                                          96,597
       7,631         KONINKLIJKE (ROYAL) PHILIPS
                        ELECTRONICS NV NY SHARES<<                                                                  211,531

                                                   PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK 2030 FUND                      FEBRUARY 28, 2005
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                                VALUE
COMMON STOCK - (CONTINUED)
       1,459         L-3 COMMUNICATIONS HOLDINGS
                        INCORPORATED                                                                          $     105,194
       8,592         LATTICE SEMICONDUCTOR CORPORATION+                                                              45,366
       2,538         LINEAR TECHNOLOGY CORPORATION                                                                   99,134
       5,937         LSI LOGIC CORPORATION+                                                                          37,878
      46,626         LUCENT TECHNOLOGIES INCORPORATED+<<                                                            143,142
      17,575         MATSUSHITA ELECTRIC INDUSTRIAL
                        COMPANY LIMITED ADR                                                                         262,570
       3,078         MAXIM INTEGRATED PRODUCTS
                        INCORPORATED                                                                                132,416
       1,477         MAYTAG CORPORATION                                                                              22,509
       7,976         MCDATA CORPORATION CLASS A+<<                                                                   31,346
       2,475         MICROCHIP TECHNOLOGY INCORPORATED                                                               67,963
       5,829         MICRON TECHNOLOGY INCORPORATED+<<                                                               67,033
      16,522         MINEBEA COMPANY LIMITED ADR<<                                                                  151,460
       1,717         MOLEX INCORPORATED<<                                                                            43,148
      24,927         MOTOROLA INCORPORATED                                                                          390,357
       5,171         MYKROLIS CORPORATION+                                                                           69,912
       4,493         NATIONAL SEMICONDUCTOR CORPORATION                                                              89,635
       4,346         NETWORK APPLIANCE INCORPORATED+                                                                130,423
       4,751         NIDEC CORPORATION ADR<<                                                                        145,618
      17,147         NOKIA OYJ ADR                                                                                  276,753
       2,005         NOVELLUS SYSTEMS INCORPORATED+                                                                  59,218
       3,222         NVIDIA CORPORATION+                                                                             93,406
       6,775         OMRON CORPORATION                                                                              157,868
       6,281         PIONEER CORPORATION<<                                                                          110,420
       1,700         QLOGIC CORPORATION+<<                                                                           68,493
      17,376         QUALCOMM INCORPORATED                                                                          627,447
       6,670         RF MICRO DEVICES INCORPORATED+                                                                  36,685
       2,694         ROCKWELL COLLINS INCORPORATED                                                                  124,059
       8,467         SANMINA-SCI CORPORATION+                                                                        46,992
       5,895         SANYO ELECTRIC COMPANY LIMITED<<                                                                98,983
       2,579         SCIENTIFIC-ATLANTA INCORPORATED                                                                 79,691
       1,236         SILICON LABORATORIES INCORPORATED+                                                              43,384
      13,390         SOLECTRON CORPORATION+                                                                          66,281
       6,276         SONY CORPORATION ADR                                                                           237,170
       9,048         SPATIALIGHT INCORPORATED+<<                                                                     46,145
       3,512         STMICROELECTRONICS NV NY SHARES<<                                                               62,478
       1,784         TDK CORPORATION ADR                                                                            129,072
       9,589         TELEFONAKTIEBOLAGET LM ERICSSON ADR+<<                                                         281,054
       7,174         TELLABS INCORPORATED+                                                                           50,864
      16,988         TEXAS INSTRUMENTS INCORPORATED                                                                 449,672
       2,425         THOMAS & BETTS CORPORATION+                                                                     75,369
       1,601         VARIAN SEMICONDUCTOR EQUIPMENT
                        ASSOCIATES INCORPORATED+                                                                     63,784
       2,761         VISHAY INTERTECHNOLOGY INCORPORATED+                                                            36,031
         373         WHIRLPOOL CORPORATION                                                                           23,779
       3,841         XILINX INCORPORATED                                                                            115,998

                                                                                                                 14,813,588
                                                                                                              -------------

ENGINEERING, ACCOUNTING, RESEARCH
MANAGEMENT & RELATED SERVICES - 0.39%
       2,606         AFFYMETRIX INCORPORATED+<<                                                                     111,354
       3,758         CELGENE CORPORATION+<<                                                                         102,875
       1,373         CEPHALON INCORPORATED+<<                                                                        67,373
       1,393         FLUOR CORPORATION                                                                               87,411
       1,686         MOODY'S CORPORATION<<                                                                          141,472

SHARES               SECURITY NAME                                                                                VALUE
       2,805         PAYCHEX INCORPORATED                                                                     $      89,564
       1,135         QUEST DIAGNOSTICS INCORPORATED<<                                                               112,819
       6,058         SERVICEMASTER COMPANY                                                                           80,511
       4,399         TELIK INCORPORATED+<<                                                                           83,053

                                                                                                                    876,432
                                                                                                              -------------

FABRICATED METAL PRODUCTS, EXCEPT
MACHINERY & TRANSPORTATION EQUIPMENT - 0.34%
       2,618         BALL CORPORATION                                                                               116,239
       2,570         CRANE COMPANY                                                                                   76,586
       1,934         FORTUNE BRANDS INCORPORATED                                                                    156,654
       2,372         ILLINOIS TOOL WORKS INCORPORATED                                                               212,887
       5,847         MASCO CORPORATION<<                                                                            197,161

                                                                                                                    759,527
                                                                                                              -------------

FINANCIAL SERVICES - 0.03%
       4,503         JANUS CAPITAL GROUP INCORPORATED                                                                63,177
                                                                                                              -------------

FOOD & KINDRED PRODUCTS - 2.70%
       6,875         ANHEUSER-BUSCH COMPANIES
                        INCORPORATED                                                                                326,219
       7,433         ARCHER-DANIELS-MIDLAND COMPANY                                                                 179,135
       8,122         CADBURY SCHWEPPES PLC ADR<<                                                                    322,200
       2,171         CAMPBELL SOUP COMPANY                                                                           60,137
      19,904         COCA-COLA COMPANY                                                                              851,891
       2,983         COCA-COLA ENTERPRISES INCORPORATED                                                              63,687
      42,986         COMPASS GROUP PLC<<                                                                            207,360
       4,617         CONAGRA FOODS INCORPORATED                                                                     126,136
       3,334         DEL MONTE FOODS COMPANY+                                                                        35,307
       5,595         DIAGEO PLC ADR                                                                                 320,426
       3,141         FLOWERS FOODS INCORPORATED                                                                      94,230
       2,276         GENERAL MILLS INCORPORATED                                                                     119,194
      15,543         GROUPE DANONE ADR<<                                                                            309,306
       2,887         HANSEN NATURAL CORPORATION+                                                                    126,364
       2,291         HERSHEY FOODS CORPORATION                                                                      144,333
       2,936         HJ HEINZ COMPANY                                                                               110,511
       1,794         HORMEL FOODS CORPORATION                                                                        55,883
       1,228         JM SMUCKER COMPANY                                                                              60,369
       2,877         KELLOGG COMPANY                                                                                126,588
      22,958         KIRIN BREWERY COMPANY LIMITED                                                                  235,549
       1,456         KRAFT FOODS INCORPORATED CLASS A                                                                48,703
       1,886         MCCORMICK & COMPANY INCORPORATED                                                                71,649
         367         MOLSON COORS BREWING COMPANY                                                                    25,518
       8,362         NESTLE SA ADR<<                                                                                582,199
       2,497         PEPSI BOTTLING GROUP INCORPORATED                                                               67,968
       2,752         PEPSIAMERICAS INCORPORATED                                                                      62,608
      16,652         PEPSICO INCORPORATED                                                                           896,877
       7,962         SARA LEE CORPORATION                                                                           178,349
       2,226         SMITHFIELD FOODS INCORPORATED+                                                                  75,795
       3,100         TYSON FOODS INCORPORATED CLASS A                                                                52,762
       1,418         WM WRIGLEY JR COMPANY                                                                           94,382

                                                                                                                  6,031,635
                                                                                                              -------------

FOOD STORES - 0.71%
       2,684         ALBERTSON'S INCORPORATED                                                                        60,095
       8,936         COLES MYER LIMITED ADR<<                                                                       542,236
      18,028         KONINKLIJKE AHOLD NV ADR+                                                                      163,153
       4,781         KROGER COMPANY+                                                                                 86,010

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2005                                 WELLS FARGO OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                                VALUE
COMMON STOCK - (CONTINUED)
       4,945         STARBUCKS CORPORATION+                                                                   $     256,200
      22,308         TESCO PLC ADR<<                                                                                393,395
         891         WHOLE FOODS MARKET INCORPORATED<<                                                               91,613
       3,315         WINN-DIXIE STORES INCORPORATED+<<                                                                2,006

                                                                                                                  1,594,708
                                                                                                              -------------

FORESTRY - 0.03%
       1,169         WEYERHAEUSER COMPANY                                                                            78,241
                                                                                                              -------------

FURNITURE & FIXTURES - 0.23%
       1,564         ETHAN ALLEN INTERIORS INCORPORATED                                                              54,959
       1,961         HERMAN MILLER INCORPORATED                                                                      56,830
       1,009         HILLENBRAND INDUSTRIES INCORPORATED                                                             56,918
       1,327         HNI CORPORATION                                                                                 57,884
       4,830         HOOKER FURNITURE CORPORATION                                                                   125,483
       3,438         LEGGETT & PLATT INCORPORATED                                                                    95,129
       3,203         NEWELL RUBBERMAID INCORPORATED                                                                  71,395

                                                                                                                    518,598
                                                                                                              -------------

GENERAL MERCHANDISE STORES - 0.59%
       3,454         BIG LOTS INCORPORATED+<<                                                                        40,308
       1,811         BJ'S WHOLESALE CLUB INCORPORATED+<<                                                             55,362
       3,684         DOLLAR GENERAL CORPORATION                                                                      78,211
       1,880         FAMILY DOLLAR STORES INCORPORATED                                                               61,890
       1,635         FEDERATED DEPARTMENT STORES
                        INCORPORATED                                                                                 92,296
       2,958         JC PENNEY COMPANY INCORPORATED                                                                 131,602
       2,847         MAY DEPARTMENT STORES COMPANY                                                                   98,250
       3,174         SAKS INCORPORATED+<<                                                                            48,213
       2,433         SEARS ROEBUCK & COMPANY                                                                        121,480
       9,177         TARGET CORPORATION                                                                             466,375
       5,451         TJX COMPANIES INCORPORATED                                                                     133,113

                                                                                                                  1,327,100
                                                                                                              -------------

HEALTH SERVICES - 0.48%
       4,554         BIOGEN IDEC INCORPORATED+<<                                                                    176,012
       6,131         CAREMARK RX INCORPORATED+                                                                      234,695
       4,153         HCA INCORPORATED                                                                               196,063
       3,281         HEALTH MANAGEMENT ASSOCIATION
                        INCORPORATED CLASS A                                                                         75,365
       2,187         LABORATORY CORPORATION OF AMERICA
                        HOLDINGS+                                                                                   104,736
       2,067         LIFEPOINT HOSPITALS INCORPORATED+                                                               82,783
       5,900         TENET HEALTHCARE CORPORATION+<<                                                                 64,369
       1,915         TRIAD HOSPITALS INCORPORATED+                                                                   83,628
         981         UNIVERSAL HEALTH SERVICES CLASS B                                                               46,303

                                                                                                                  1,063,954
                                                                                                              -------------

HOLDING & OTHER INVESTMENT OFFICES - 1.57%
       1,541         ALEXANDRIA REAL ESTATE EQUITIES
                        INCORPORATED                                                                                103,216
         929         APARTMENT INVESTMENT & MANAGEMENT
                        COMPANY CLASS A                                                                              35,544
       2,397         ARCHSTONE-SMITH TRUST                                                                           81,091
       2,954         ARDEN REALTY INCORPORATED                                                                      101,470
         968         AVALONBAY COMMUNITIES INCORPORATED                                                              67,276
       7,730         BEDFORD PROPERTY INVESTORS                                                                     180,186
         729         BOSTON PROPERTIES INCORPORATED<<                                                                43,594

SHARES               SECURITY NAME                                                                                VALUE
       2,836         CARRAMERICA REALTY CORPORATION                                                           $      88,625
       1,182         CBL & ASSOCIATES PROPERTIES
                        INCORPORATED                                                                                 88,071
      13,862         CEDAR SHOPPING CENTERS INCORPORATED                                                            197,949
       2,089         CENTERPOINT PROPERTIES                                                                          91,415
                        CRESCENT REAL ESTATE EQUITIES                                                                 6,895
       4,104         COMPANY                                                                                              6
       1,593         DUKE REALTY CORPORATION                                                                         50,466
       6,199         ENTERTAINMENT PROPERTIES TRUST                                                                 254,159
       1,593         EQUITY OFFICE PROPERTIES TRUST                                                                  48,061
       1,775         EQUITY RESIDENTIAL                                                                              58,238
       3,016         GENERAL GROWTH PROPERTIES
                     INCORPORATED                                                                                   105,258
       3,304         HIGHWOODS PROPERTIES INCORPORATED                                                               85,210
       4,211         HOST MARRIOTT CORPORATION<<                                                                     67,292
       1,026         ISTAR FINANCIAL INCORPORATED                                                                    43,595
       5,252         KILROY REALTY CORPORATION                                                                      221,687
       1,177         KIMCO REALTY CORPORATION                                                                        62,510
       5,481         LASALLE HOTEL PROPERTIES                                                                       165,197
         996         MACK-CALI REALTY CORPORATION                                                                    44,023
      32,941         MITSUBISHI TOKYO FINANCIAL GROUP
                        INCORPORATED ADR                                                                            302,069
       1,191         PAN PACIFIC RETAIL PROPERTY                                                                     69,257
       3,069         PLUM CREEK TIMBER COMPANY                                                                      115,241
         645         PUBLIC STORAGE INCORPORATED<<                                                                   35,191
       1,217         SIMON PROPERTY GROUP INCORPORATED<<                                                             75,405
       6,806         SOVRAN SELF STORAGE INCORPORATED<<                                                             278,570
      10,024         TANGER FACTORY OUTLET CENTERS
                        INCORPORATED                                                                                239,072
         717         VORNADO REALTY TRUST                                                                            49,258

                                                                                                                  3,515,091
                                                                                                              -------------

HOME FURNITURE, FURNISHINGS &
EQUIPMENT STORES - 0.22%
       3,561         BED BATH & BEYOND INCORPORATED+                                                                133,609
       3,125         BEST BUY COMPANY INCORPORATED<<                                                                168,812
       4,276         CIRCUIT CITY STORES INCORPORATED                                                                66,834
       2,454         PIER 1 IMPORTS INCORPORATED                                                                     44,786
       2,274         RADIO SHACK CORPORATION                                                                         67,219

                                                                                                                    481,260
                                                                                                              -------------

HOTELS, ROOMING HOUSES, CAMPS &
OTHER LODGE PLACES - 0.36%
      12,519         ACCOR SA ADR                                                                                   294,040
       4,340         HILTON HOTELS CORPORATION                                                                       91,400
         930         MANDALAY RESORT GROUP                                                                           65,909
       1,926         MARRIOTT INTERNATIONAL INCORPORATED
                        CLASS A                                                                                     123,457
       1,023         MGM MIRAGE+                                                                                     75,876
       2,745         STARWOOD HOTELS & RESORTS
                        WORLDWIDE INCORPORATED                                                                      157,124

                                                                                                                    807,806
                                                                                                              -------------

INDUSTRIAL & COMMERCIAL MACHINERY &
COMPUTER EQUIPMENT - 3.51%
       7,385         3M COMPANY                                                                                     619,897
       2,413         AMERICAN STANDARD COMPANIES
                        INCORPORATED                                                                                110,515
       8,920         APPLE COMPUTER INCORPORATED+                                                                   400,151
      15,930         APPLIED MATERIALS INCORPORATED+                                                                278,775

                                                    PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK 2030 FUND                       FEBRUARY 28, 2005
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                                VALUE
COMMON STOCK - (CONTINUED)
       5,545         AXCELIS TECHNOLOGIES INCORPORATED+ $                                                            47,687
       2,197         BAKER HUGHES INCORPORATED                                                                      103,874
       1,302         BLACK & DECKER CORPORATION                                                                     107,962
       7,945         BROCADE COMMUNICATIONS SYSTEMS
                        INCORPORATED+                                                                                49,259
       3,627         CATERPILLAR INCORPORATED                                                                       344,746
       1,091         CDW CORPORATION<<                                                                               62,700
       7,072         CIRRUS LOGIC INCORPORATED+                                                                      33,097
      68,225         CISCO SYSTEMS INCORPORATED+                                                                  1,188,480
         574         COOPER CAMERON CORPORATION+                                                                     33,114
       2,531         DEERE & COMPANY                                                                                179,979
      26,526         DELL INCORPORATED+                                                                           1,063,427
         598         DIEBOLD INCORPORATED                                                                            31,915
       2,185         DOVER CORPORATION                                                                               84,494
      24,977         EMC CORPORATION+                                                                               316,209
       7,570         GATEWAY INCORPORATED+                                                                           35,579
       4,099         GRANT PRIDECO INCORPORATED+                                                                     99,032
       2,726         HITACHI LIMITED ADR<<                                                                          172,556
       6,415         JUNIPER NETWORKS INCORPORATED+<<                                                               138,179
       6,522         KOMATSU LIMITED ADR                                                                            196,126
       2,316         LAM RESEARCH CORPORATION+<<                                                                     72,815
       1,320         LEXMARK INTERNATIONAL INCORPORATED+                                                            105,772
      21,683         MAKITA CORPORATION<<                                                                           414,362
       7,638         MAXTOR CORPORATION+<<                                                                           42,315
      17,505         NEC CORPORATION ADR                                                                            112,907
       3,069         NORDSON CORPORATION                                                                            122,729
       2,818         PALL CORPORATION                                                                                76,283
       1,445         PALMONE INCORPORATED+<<                                                                         34,420
       1,598         PARKER HANNIFIN CORPORATION                                                                    105,148
       1,278         PITNEY BOWES INCORPORATED                                                                       58,609
       2,542         SANDISK CORPORATION+                                                                            68,329
       5,177         SIEMENS AG<<                                                                                   404,013
       1,450         SMITH INTERNATIONAL INCORPORATED<<                                                              93,177
       1,174         SPX CORPORATION                                                                                 52,267
       1,934         STANLEY WORKS                                                                                   89,448
       2,508         STORAGE TECHNOLOGY CORPORATION+                                                                 79,754
       4,675         SYMBOL TECHNOLOGIES INCORPORATED<<                                                              82,888
       2,929         TRANSACT TECHNOLOGIES INCORPORATED+                                                             52,107
       2,218         VARIAN MEDICAL SYSTEMS INCORPORATED+                                                            79,693

                                                                                                                  7,844,789
                                                                                                              -------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.30%
       3,916         AON CORPORATION<<                                                                               95,981
         309         JEFFERSON-PILOT CORPORATION                                                                     15,128
       5,040         MARSH & MCLENNAN COMPANIES
                        INCORPORATED                                                                                164,556
       3,454         MEDCO HEALTH SOLUTIONS INCORPORATED+                                                           153,427
       4,366         METLIFE INCORPORATED<<                                                                         179,181
       3,436         UNUMPROVIDENT CORPORATION<<                                                                     58,137

                                                                                                                    666,410
                                                                                                              -------------

INSURANCE CARRIERS - 3.55%
       4,414         21ST CENTURY INSURANCE GROUP                                                                    62,414
       5,476         AEGON NV<<                                                                                      78,745
       1,865         AETNA INCORPORATED<<                                                                           272,327
       4,860         AFLAC INCORPORATED                                                                             186,284

SHARES               SECURITY NAME                                                                                VALUE
         208         ALLEGHANY CORPORATION+                                                                   $      56,992
      20,420         ALLIANZ AG ADR<<                                                                               257,292
       1,522         ALLMERICA FINANCIAL CORPORATION+                                                                54,488
       5,979         ALLSTATE CORPORATION                                                                           320,953
         830         AMBAC FINANCIAL GROUP
                        INCORPORATED                                                                                 64,557
       1,733         AMERICAN FINANCIAL GROUP
                        INCORPORATED<<                                                                               52,839
      23,453         AMERICAN INTERNATIONAL GROUP
                        INCORPORATED                                                                              1,566,660
         231         AMERICAN NATIONAL INSURANCE COMPANY                                                             25,211
       1,754         AMERUS GROUP COMPANY<<                                                                          84,420
       7,734         AXA ADR<<                                                                                      207,426
       1,544         CHUBB CORPORATION<<                                                                            122,146
       1,499         CIGNA CORPORATION                                                                              136,109
       1,623         CINCINNATI FINANCIAL CORPORATION<<                                                              72,597
       2,795         HARTFORD FINANCIAL SERVICES GROUP
                        INCORPORATED                                                                                201,100
       1,902         HEALTH NET INCORPORATED+                                                                        56,870
      13,470         ING GROEP NV ADR                                                                               413,260
       1,810         LINCOLN NATIONAL CORPORATION                                                                    84,798
       1,717         LOEWS CORPORATION                                                                              122,388
         203         MARKEL CORPORATION+                                                                             72,572
       1,286         MBIA INCORPORATED<<                                                                             75,360
         918         MERCURY GENERAL CORPORATION                                                                     50,361
         975         MGIC INVESTMENT CORPORATION                                                                     61,172
       3,906         MILLEA HOLDINGS INCORPORATED<<                                                                 286,583
       2,008         OLD REPUBLIC INTERNATIONAL
                        CORPORATION                                                                                  48,172
       1,795         PACIFICARE HEALTH SYSTEMS
                        INCORPORATED+<<                                                                             113,947
       1,012         PMI GROUP INCORPORATED                                                                          40,733
       3,452         PRINCIPAL FINANCIAL GROUP
                        INCORPORATED                                                                                134,697
       2,124         PROGRESSIVE CORPORATION                                                                        185,000
       1,849         PROTECTIVE LIFE CORPORATION                                                                     73,886
       5,954         PRUDENTIAL FINANCIAL INCORPORATED                                                              339,378
       1,080         RADIAN GROUP INCORPORATED                                                                       52,196
       3,335         RLI CORPORATION                                                                                144,406
       1,509         SAFECO CORPORATION<<                                                                            71,964
       5,989         ST. PAUL COMPANIES INCORPORATED                                                                229,498
         844         TORCHMARK CORPORATION                                                                           43,981
         199         TRANSATLANTIC HOLDING INCORPORATED                                                              13,353
       1,985         TRIAD GUARANTY INCORPORATED+                                                                   104,272
       7,573         UNITEDHEALTH GROUP INCORPORATED                                                                690,355
       2,164         UNITRIN INCORPORATED                                                                           101,448
       3,445         WELLPOINT INCORPORATED+                                                                        420,497
       3,872         ZURICH FINANCIAL SERVICES AG ADR+<<                                                             71,589

                                                                                                                  7,925,296
                                                                                                              -------------

LEATHER & LEATHER PRODUCTS - 0.08%
       3,205         COACH INCORPORATED+                                                                            177,974
                                                                                                              -------------

LUMBER & WOOD PRODUCTS, EXCEPT
FURNITURE - 0.05%
       2,837         GEORGIA-PACIFIC CORPORATION<<                                                                  101,593
                                                                                                              -------------

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2005                                WELLS FARGO OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                                VALUE
COMMON STOCK - (CONTINUED)

MEASURING, ANALYZING & CONTROLLING
INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS - 2.21%
       2,542         ADVANCED MEDICAL OPTICS
                        INCORPORATED+<<                                                                       $      96,469
       5,402         ADVANTEST CORPORATION ADR                                                                      116,683
       5,164         AGILENT TECHNOLOGIES INCORPORATED+                                                             123,936
       1,333         ALLERGAN INCORPORATED<<                                                                        100,215
       2,984         APPLERA CORPORATION-APPLIED
                        BIOSYSTEMS GROUP                                                                             61,291
       1,009         BAUSCH & LOMB INCORPORATED                                                                      71,427
       6,103         BAXTER INTERNATIONAL INCORPORATED                                                              217,633
       1,015         BECKMAN COULTER INCORPORATED                                                                    71,507
       2,927         BECTON DICKINSON & COMPANY                                                                     175,239
       3,335         BIOMET INCORPORATED<<                                                                          140,804
       7,189         BOSTON SCIENTIFIC CORPORATION+                                                                 234,793
       1,767         C.R. BARD INCORPORATED                                                                         117,505
       1,374         DENTSPLY INTERNATIONAL INCORPORATED<<                                                           75,529
       3,589         EASTMAN KODAK COMPANY                                                                          121,990
       1,336         FISHER SCIENTIFIC INTERNATIONAL
                        INCORPORATED+<<                                                                              81,028
       6,656         FUJI PHOTO FILM COMPANY LIMITED
                        ADR<<                                                                                       251,404
       3,405         GUIDANT CORPORATION                                                                            249,893
      12,404         MEDTRONIC INCORPORATED                                                                         646,496
       1,351         MILLIPORE CORPORATION+                                                                          61,146
       7,800         OLYMPUS CORPORATION ADR                                                                        172,028
       4,002         PERKINELMER INCORPORATED                                                                        88,764
       4,462         RAYTHEON COMPANY                                                                               170,627
       1,588         RICOH COMPANY LIMITED ADR<<                                                                    148,164
       2,410         ROCKWELL AUTOMATION INCORPORATED                                                               149,781
       4,129         ST. JUDE MEDICAL INCORPORATED+                                                                 161,444
       2,542         STERIS CORPORATION+                                                                             62,915
       2,368         SYBRON DENTAL SPECIALTIES
                        INCORPORATED+                                                                                84,585
       2,160         TEKTRONIX INCORPORATED                                                                          62,467
       3,028         TERADYNE INCORPORATED+<<                                                                        46,692
       2,774         THERMO ELECTRON CORPORATION+                                                                    76,174
      17,517         THERMOGENESIS+                                                                                  95,643
       1,950         VARIAN INCORPORATED+                                                                            83,168
       2,156         WATERS CORPORATION+                                                                            105,321
      10,296         XEROX CORPORATION+                                                                             160,618
       2,889         ZIMMER HOLDINGS INCORPORATED+<<                                                                248,165

                                                                                                                  4,931,544
                                                                                                              -------------

MEDICAL MANAGEMENT SERVICES - 0.04%
       1,482         COVENTRY HEALTH CARE INCORPORATED+                                                              93,514
                                                                                                              -------------

MEMBERSHIP ORGANIZATIONS - 0.00%
         529         GAMESTOP CORPORATION - CLASS B+                                                                 10,347
                                                                                                              -------------

METAL MINING - 0.33%
       4,869         NEWMONT MINING CORPORATION                                                                     219,202
       1,278         PHELPS DODGE CORPORATION<<                                                                     136,043
       2,750         RIO TINTO PLC ADR                                                                              389,318

                                                                                                                    744,563
                                                                                                              -------------

SHARES               SECURITY NAME                                                                                VALUE
MINING & QUARRYING OF NONMETALLIC
MINERALS, EXCEPT FUELS - 0.04%
       1,434         VULCAN MATERIALS COMPANY                                                                 $      82,971
                                                                                                              -------------

MISCELLANEOUS MANUFACTURING
INDUSTRIES - 1.41%
       4,448         CALLAWAY GOLF COMPANY                                                                           59,692
       1,703         EATON CORPORATION                                                                              118,784
       4,067         HASBRO INCORPORATED                                                                             85,895
      30,668         HEWLETT-PACKARD COMPANY                                                                        637,894
         946         ITT INDUSTRIES INCORPORATED                                                                     83,201
      30,428         JOHNSON & JOHNSON                                                                            1,996,077
       5,421         MATTEL INCORPORATED                                                                            113,407
       2,005         TIFFANY & COMPANY                                                                               60,451

                                                                                                                  3,155,401
                                                                                                              -------------

MISCELLANEOUS RETAIL - 1.41%
       3,644         AMAZON.COM INCORPORATED+                                                                       128,196
       1,653         BARNES & NOBLE INCORPORATED+<<                                                                  56,466
       2,673         BORDERS GROUP INCORPORATED                                                                      68,776
       4,992         COSTCO WHOLESALE CORPORATION                                                                   232,577
       4,038         CVS CORPORATION                                                                                201,214
       2,540         DILLARDS INCORPORATED CLASS A                                                                   59,182
       1,937         DOLLAR TREE STORES INCORPORATED+<<                                                              52,202
       1,062         EXPRESS SCRIPTS INCORPORATED+<<                                                                 79,958
       2,748         MICHAELS STORES INCORPORATED                                                                    87,634
       4,572         OFFICE DEPOT INCORPORATED+                                                                      88,011
       3,194         PETSMART INCORPORATED                                                                           97,417
       7,157         RITE AID CORPORATION+<<                                                                         25,049
       5,673         STAPLES INCORPORATED                                                                           178,813
       3,703         TOYS R US INCORPORATED+                                                                         84,688
      24,350         WAL-MART STORES INCORPORATED                                                                 1,256,704
      10,587         WALGREEN COMPANY                                                                               453,441

                                                                                                                  3,150,328
                                                                                                              -------------

MISCELLANEOUS SERVICES - 0.10%
      10,891         ADECCO SA ADR<<                                                                                149,207
       1,287         D&B CORPORATION+<<                                                                              79,099

                                                                                                                    228,306
                                                                                                              -------------

MOTION PICTURES - 0.81%
      31,723         LIBERTY MEDIA CORPORATION CLASS A+                                                             321,671
       2,665         MACROVISION CORPORATION+                                                                        64,626
      46,178         TIME WARNER INCORPORATED+<<                                                                    795,647
      22,494         WALT DISNEY COMPANY                                                                            628,483

                                                                                                                  1,810,427
                                                                                                              -------------

MOTOR FREIGHT TRANSPORTATION &
WAREHOUSING - 0.26%
       2,075         CNF INCORPORATED                                                                                95,180
       6,361         UNITED PARCEL SERVICE INCORPORATED
                        CLASS B                                                                                     492,914

                                                                                                                    588,094
                                                                                                              -------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 1.42%
      11,460         AMERICAN EXPRESS COMPANY                                                                       620,559
       2,611         CAPITAL ONE FINANCIAL CORPORATION                                                              200,212
       2,989         CIT GROUP INCORPORATED                                                                         120,606

                                                   PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK 2030 FUND                      FEBRUARY 28, 2005
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                                VALUE
COMMON STOCK - (CONTINUED)
       6,743         COUNTRYWIDE FINANCIAL CORPORATION                                                        $     234,319
       9,301         FANNIE MAE                                                                                     543,737
       6,585         FREDDIE MAC                                                                                    408,270
      12,245         MBNA CORPORATION                                                                               310,656
       5,181         ORIX CORPORATION ADR                                                                           338,060
       4,616         PROVIDIAN FINANCIAL CORPORATION+<<                                                              79,164
       4,979         SLM CORPORATION                                                                                242,975
         376         STUDENT LOAN CORPORATION                                                                        74,185

                                                                                                                  3,172,743
                                                                                                              -------------

OIL & GAS EXTRACTION - 2.49%
       2,227         ANADARKO PETROLEUM CORPORATION                                                                 171,167
       2,552         APACHE CORPORATION                                                                             160,470
      22,639         BHP BILLITON LIMITED ADR                                                                       696,376
       1,519         BJ SERVICES COMPANY                                                                             75,889
       3,915         BURLINGTON RESOURCES INCORPORATED                                                              194,301
       2,852         CABOT OIL AND GAS CORPORATION                                                                  159,684
       5,353         DENBURY RESOURCES INCORPORATED+                                                                181,841
       4,588         DEVON ENERGY CORPORATION                                                                       214,673
       1,018         DIAMOND OFFSHORE DRILLING
                        INCORPORATED<<                                                                               50,391
       3,435         ENCORE ACQUISITION COMPANY+                                                                    146,159
       5,076         ENI SPA ADR<<                                                                                  664,956
       1,827         ENSCO INTERNATIONAL INCORPORATED<<                                                              73,592
       1,279         EOG RESOURCES INCORPORATED                                                                     116,542
         806         EQUITABLE RESOURCES INCORPORATED                                                                47,836
       4,932         HALLIBURTON COMPANY                                                                            216,860
         989         KERR-MCGEE CORPORATION                                                                          76,806
         915         NOBLE ENERGY INCORPORATED<<                                                                     61,891
       3,239         OCCIDENTAL PETROLEUM CORPORATION                                                               227,605
       3,658         PATTERSON-UTI ENERGY INCORPORATED                                                               91,450
       1,925         PIONEER NATURAL RESOURCES                                                                       81,177
         583         POGO PRODUCING COMPANY<<                                                                        28,340
      13,042         REPSOL YPF SA ADR<<                                                                            356,438
       1,899         ROWAN COMPANIES INCORPORATED+                                                                   60,160
       5,399         SHELL TRANSPORT & TRADING
                        COMPANY PLC ADR<<                                                                           306,177
       1,175         STONE ENERGY CORPORATION+                                                                       59,020
       5,350         TOTAL SA ADR<<                                                                                 637,720
       1,950         UNOCAL CORPORATION                                                                             105,495
       2,913         VARCO INTERNATIONAL INCORPORATED+                                                              109,849
       4,029         XTO ENERGY INCORPORATED                                                                        183,400

                                                                                                                  5,556,265
                                                                                                              -------------

PAPER & ALLIED PRODUCTS - 0.64%
       1,144         BEMIS COMPANY INCORPORATED                                                                      34,137
         628         BOWATER INCORPORATED                                                                            24,385
       2,425         GREIF INCORPORATED CLASS A                                                                     156,655
       3,865         INTERNATIONAL PAPER COMPANY                                                                    144,358
       4,807         KIMBERLY-CLARK CORPORATION                                                                     317,166
       2,109         MEADWESTVACO CORPORATION                                                                        66,138
         145         NEENAH PAPER INCORPORATED<<                                                                      5,098
       1,300         OFFICEMAX INCORPORATED                                                                          41,041
       2,752         PACTIV CORPORATION+                                                                             62,223
       7,949         POPE & TALBOT INCORPORATED                                                                     128,774
       1,522         SONOCO PRODUCTS COMPANY                                                                         44,260
      10,952         STORA ENSO OYJ<<                                                                               166,580

SHARES               SECURITY NAME                                                                                VALUE
         492         TEMPLE-INLAND INCORPORATED                                                               $      39,458
       8,810         UPM-KYMMENE OYJ ADR<<                                                                          196,903

                                                                                                                  1,427,176
                                                                                                              -------------

PERSONAL SERVICES - 0.19%
       2,298         CINTAS CORPORATION                                                                             100,606
       3,167         G & K SERVICES INCORPORATED CLASS A                                                            135,896
       1,906         H & R BLOCK INCORPORATED                                                                       101,590
       2,274         REGIS CORPORATION                                                                               89,596

                                                                                                                    427,688
                                                                                                              -------------

PETROLEUM REFINING & RELATED
INDUSTRIES - 3.89%
       1,002         AMERADA HESS CORPORATION<<                                                                     100,601
      16,403         BP PLC ADR                                                                                   1,064,883
      21,066         CHEVRONTEXACO CORPORATION                                                                    1,307,777
       6,832         CONOCOPHILLIPS                                                                                 757,601
      64,772         EXXONMOBIL CORPORATION                                                                       4,100,715
       5,073         FRONTIER OIL CORPORATION                                                                       162,640
       3,318         MARATHON OIL CORPORATION                                                                       157,074
       1,150         MURPHY OIL CORPORATION<<                                                                       115,046
       7,152         ROYAL DUTCH PETROLEUM COMPANY                                                                  451,220
       1,234         SUNOCO INCORPORATED<<                                                                          122,289
       2,918         TESORO PETROLEUM CORPORATION+                                                                  107,762
       3,515         VALERO ENERGY CORPORATION                                                                      250,409

                                                                                                                  8,698,017
                                                                                                              -------------

PRIMARY METAL INDUSTRIES - 0.65%
      10,131         ALCOA INCORPORATED                                                                             325,408
       4,034         ALLEGHENY TECHNOLOGIES INCORPORATED                                                             99,277
       3,024         COMMSCOPE INCORPORATED+                                                                         45,783
       2,052         ENGELHARD CORPORATION                                                                           62,073
         950         HUBBELL INCORPORATED CLASS B                                                                    51,110
       7,885         JOHNSON MATTHEY PLC ADR                                                                        307,176
       9,871         KUBOTA CORPORATION ADR                                                                         271,847
       2,797         NUCOR CORPORATION                                                                              174,365
       1,416         PRECISION CASTPARTS CORPORATION                                                                106,568

                                                                                                                  1,443,607
                                                                                                              -------------

PRINTING, PUBLISHING & ALLIED
INDUSTRIES - 1.10%
       2,952         AMERICAN GREETINGS CORPORATION
                        CLASS A                                                                                      72,708
       2,592         BELO CORPORATION CLASS A                                                                        61,171
       1,289         DOW JONES & COMPANY INCORPORATED                                                                47,822
       1,074         EW SCRIPPS COMPANY CLASS A                                                                      49,576
       1,832         GANNETT COMPANY INCORPORATED                                                                   144,270
       2,914         HARTE HANKS INCORPORATED                                                                        78,095
       5,819         HOLLINGER INTERNATIONAL INCORPORATED                                                            66,918
         606         KNIGHT-RIDDER INCORPORATED                                                                      39,693
       1,947         MCGRAW-HILL COMPANIES INCORPORATED                                                             178,832
       1,238         MEREDITH CORPORATION                                                                            56,812
       1,399         NEW YORK TIMES COMPANY CLASS A                                                                  51,287
      14,134         PEARSON PLC<<                                                                                  174,838
       5,287         READERS DIGEST ASSOCIATION
                        INCORPORATED                                                                                 91,465
       6,331         REED ELSEVIER NV ADR<<                                                                         190,373
       1,843         REYNOLDS & REYNOLDS COMPANY
                        CLASS A                                                                                      50,996

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2005                                WELLS FARGO OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                                VALUE
COMMON STOCK - (CONTINUED)
       3,175         RR DONNELLEY & SONS COMPANY                                                              $     105,442
       4,364         TOPPAN PRINTING COMPANY LIMITED
                        ADR<<                                                                                       232,250
       1,489         TRIBUNE COMPANY                                                                                 60,647
       2,164         VALASSIS COMMUNICATIONS
                        INCORPORATED+                                                                                80,955
      14,847         VIACOM INCORPORATED CLASS B                                                                    518,160
         110         WASHINGTON POST COMPANY CLASS B                                                                 98,780

                                                                                                                  2,451,090
                                                                                                              -------------

RAILROAD TRANSPORTATION - 0.26%
       3,917         BURLINGTON NORTHERN SANTA FE
                        CORPORATION                                                                                 196,908
       1,976         CSX CORPORATION                                                                                 81,628
       4,961         KANSAS CITY SOUTHERN+<<                                                                         97,335
       4,517         NORFOLK SOUTHERN CORPORATION                                                                   162,115
         838         UNION PACIFIC CORPORATION                                                                       53,171

                                                                                                                    591,157
                                                                                                              -------------

REAL ESTATE - 0.09%
       3,006         CATELLUS DEVELOPMENT CORPORATION                                                                82,996
       1,509         FOREST CITY ENTERPRISES INCORPORATED
                        CLASS A                                                                                      95,595
         572         PHH CORPORATION+                                                                                12,012

                                                                                                                    190,603
                                                                                                              -------------

RUBBER & MISCELLANEOUS PLASTICS
PRODUCTS - 0.23%
       4,369         BRIDGESTONE CORPORATION                                                                        167,244
       5,067         GOODYEAR TIRE & RUBBER COMPANY+<<                                                               73,269
       2,313         NIKE INCORPORATED CLASS B                                                                      201,115
       1,347         SEALED AIR CORPORATION+                                                                         70,408

                                                                                                                    512,036
                                                                                                              -------------

SECURITY & COMMODITY BROKERS, DEALERS,
EXCHANGES & SERVICES - 1.58%
       1,404         AG EDWARDS INCORPORATED                                                                         60,526
       8,444         AMVESCAP PLC ADR<<                                                                             111,292
       1,069         BEAR STEARNS COMPANIES INCORPORATED                                                            106,365
      13,349         CHARLES SCHWAB CORPORATION                                                                     140,165
       7,943         CREDIT SUISSE GROUP ADR+                                                                       345,521
       2,222         FRANKLIN RESOURCES INCORPORATED                                                                155,962
       4,679         GABELLI ASSET MANAGEMENT
                        INCORPORATED CLASS A                                                                        207,093
       3,374         GOLDMAN SACHS GROUP INCORPORATED                                                               367,091
       1,680         LEGG MASON INCORPORATED                                                                        135,475
       2,944         LEHMAN BROTHERS HOLDINGS
                        INCORPORATED                                                                                268,434
       9,683         MERRILL LYNCH & COMPANY
                        INCORPORATED                                                                                567,230
      11,176         MORGAN STANLEY                                                                                 631,109
      16,819         NOMURA HOLDINGS INCORPORATED ADR<<                                                             232,943
       1,417         PIPER JAFFRAY COMPANIES INCORPORATED+                                                           56,042
       2,263         T ROWE PRICE GROUP INCORPORATED                                                                138,926

                                                                                                                  3,524,174
                                                                                                              -------------

SHARES               SECURITY NAME                                                                                VALUE
STONE, CLAY, GLASS & CONCRETE
PRODUCTS - 0.72%
       1,477         CABOT MICROELECTRONICS CORPORATION+<<                                                    $      47,988
      16,060         CORNING INCORPORATED+                                                                          184,208
       1,716         EAGLE MATERIALS INCORPORATED                                                                   143,337
       2,056         GENTEX CORPORATION                                                                              69,719
       7,128         HANSON PLC ADR                                                                                 347,134
      12,410         HOLCIM LIMITED ADR<<                                                                           413,131
      11,759         LAFARGE SA ADR<<                                                                               306,675
       3,774         OWENS-ILLINOIS INCORPORATED+                                                                    93,935

                                                                                                                  1,606,127
                                                                                                              -------------

TEXTILE MILL PRODUCTS - 0.03%
         651         MOHAWK INDUSTRIES INCORPORATED+                                                                 58,421
                                                                                                              -------------

TOBACCO PRODUCTS - 0.88%
      20,960         ALTRIA GROUP INCORPORATED                                                                    1,376,024
       8,661         BRITISH AMERICAN TOBACCO PLC ADR                                                               318,552
       1,898         REYNOLDS AMERICAN INCORPORATED<<                                                               155,541
       2,313         UST INCORPORATED                                                                               126,405

                                                                                                                  1,976,522
                                                                                                              -------------

TRANSPORTATION BY AIR - 0.46%
       3,838         AMR CORPORATION+<<                                                                              32,585
      24,142         BAA PLC ADR<<                                                                                  282,662
       3,298         CONTINENTAL AIRLINES INCORPORATED
                        CLASS B+<<                                                                                   35,322
       5,168         DELTA AIR LINES INCORPORATED+<<                                                                 23,979
       4,073         FEDEX CORPORATION                                                                              398,258
      10,038         JAPAN AIRLINES SYSTEM ADR+                                                                     151,602
       5,162         NORTHWEST AIRLINES CORPORATION+<<                                                               36,289
       4,837         SOUTHWEST AIRLINES COMPANY                                                                      66,992

                                                                                                                  1,027,689
                                                                                                              -------------

TRANSPORTATION EQUIPMENT - 2.34%
       1,930         AUTOLIV INCORPORATED                                                                            96,384
      13,273         BAE SYSTEMS PLC ADR                                                                            261,733
       8,668         BOEING COMPANY                                                                                 476,480
       2,633         BRUNSWICK CORPORATION                                                                          122,803
       4,639         DAIMLERCHRYSLER AG<<                                                                           213,858
       3,152         DANA CORPORATION                                                                                45,452
       7,273         DELPHI CORPORATION                                                                              49,966
      28,169         FIAT SPA ADR                                                                                   209,577
      17,041         FORD MOTOR COMPANY                                                                             215,569
       1,748         GENERAL DYNAMICS CORPORATION                                                                   184,152
       2,976         GENERAL MOTORS CORPORATION<<                                                                   106,154
       2,273         GENUINE PARTS COMPANY                                                                           98,375
       2,270         GOODRICH CORPORATION                                                                            84,058
       3,582         GREENBRIER COMPANIES INCORPORATED                                                               96,822
       2,222         GROUP 1 AUTOMOTIVE INCORPORATED+                                                                61,438
       3,856         HARLEY-DAVIDSON INCORPORATED                                                                   238,609
       2,063         HARSCO CORPORATION                                                                             120,500
      10,741         HONDA MOTOR COMPANY LIMITED ADR                                                                288,396
       8,970         HONEYWELL INTERNATIONAL INCORPORATED                                                           340,591
       1,910         JOHNSON CONTROLS INCORPORATED                                                                  112,881
         778         LEAR CORPORATION                                                                                40,573
       3,528         LOCKHEED MARTIN CORPORATION                                                                    208,928

                                                   PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK 2030 FUND                      FEBRUARY 28, 2005
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                                VALUE
COMMON STOCK - (CONTINUED)
       1,374         NAVISTAR INTERNATIONAL CORPORATION+<<                                                    $      54,218
       2,984         NORTHROP GRUMMAN CORPORATION                                                                   157,854
       2,371         PACCAR INCORPORATED                                                                            178,441
       1,466         TEXTRON INCORPORATED                                                                           113,395
       6,942         TOYOTA MOTOR CORPORATION ADR                                                                   539,949
       5,038         UNITED TECHNOLOGIES CORPORATION                                                                503,195

                                                                                                                  5,220,351
                                                                                                              -------------

TRANSPORTATION SERVICES - 0.06%
       2,608         GATX CORPORATION                                                                                78,188
       2,191         SABRE HOLDINGS CORPORATION                                                                      46,186

                                                                                                                    124,374
                                                                                                              -------------

WATER TRANSPORTATION - 0.17%
       4,470         ALEXANDER & BALDWIN INCORPORATED                                                               202,938
       6,895         GULFMARK OFFSHORE INCORPORATED+                                                                187,613

                                                                                                                    390,551
                                                                                                              -------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.63%
       1,160         AMERISOURCE-BERGEN CORPORATION                                                                  69,484
       4,406         CARDINAL HEALTH INCORPORATED                                                                   257,971
       1,866         DEAN FOODS COMPANY+                                                                             64,470
       3,252         MCKESSON CORPORATION                                                                           121,430
       3,523         SAFEWAY INCORPORATED+                                                                           64,823
       3,351         SMURFIT-STONE CONTAINER
                        CORPORATION+<<                                                                               55,727
       1,833         SUPERVALU INCORPORATED                                                                          58,235
       6,362         SYSCO CORPORATION                                                                              218,980
       3,755         UNILEVER NV<<                                                                                  251,172
       6,041         UNILEVER PLC ADR<<                                                                             234,451

                                                                                                                  1,396,743
                                                                                                              -------------

WHOLESALE TRADE-DURABLE GOODS - 0.68%
       2,079         ARROW ELECTRONICS INCORPORATED+                                                                 55,925
       2,396         AVNET INCORPORATED+<<                                                                           46,483
       1,779         KYOCERA CORPORATION ADR                                                                        132,713
      10,867         MITSUBISHI CORPORATION ADR                                                                     296,984
       1,529         MITSUI & COMPANY LIMITED ADR<<                                                                 314,882
       8,290         NISSAN MOTOR COMPANY LIMITED
                        ADR<<                                                                                       177,655
       1,862         OMNICARE INCORPORATED                                                                           64,220
      37,341         SUMITOMO MITSUI FINANCIAL                                                                      259,957
       1,090         TECH DATA CORPORATION+<<                                                                        44,679
       8,432         VISTEON CORPORATION                                                                             56,579
       1,178         W.W. GRAINGER INCORPORATED                                                                      73,955

                                                                                                                  1,524,032
                                                                                                              -------------

TOTAL COMMON STOCK
(COST $156,598,848)                                                                                             177,337,723
                                                                                                              -------------

SHARES               SECURITY NAME                                                                                VALUE
COLLATERAL FOR SECURITIES LENDING - 34.51%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 1.43%
   3,200,082         SHORT TERM INVESTMENTS COMPANY
                     LIQUID ASSETS PORTFOLIO                                                                  $   3,200,082
                                                                                                              -------------

                                                                                  INTEREST
                                                                                  RATE           MATURITY
PRINCIPAL                                                                            %           DATE
COLLATERAL INVESTED IN OTHER
SHORT-TERM ASSETS - 33.08%
$  3,000,000         BLUE RIDGE ASSET
                     FUNDING                                                        2.60         03/01/05         3,000,000
   3,000,000         CONCORD MINUTEMEN
                     CAPITAL COMPANY
                     COMMERCIAL PAPER
                     SERIES B                                                       2.57         03/07/06         2,901,390
   3,000,000         LEGACY CAPITAL
                     CORPORATION                                                    2.56         03/23/05         2,995,260
  65,000,000         DEUTSCHE BANK
                     AGENCY MORTGAGE
                     REPURCHASE
                     AGREEMENT                                                      2.62         03/01/05        65,000,000

                                                                                                                 73,896,650
                                                                                                              -------------

TOTAL COLLATERAL FOR SECURITIES
LENDING** (COST $77,096,732)                                                                                     77,096,732
                                                                                                              -------------

US TREASURY SECURITIES - 19.82%

US TREASURY NOTES - 19.82%
   9,900,000         US TREASURY NOTE<<                                             2.63       05/15/2008         9,554,658
     920,000         US TREASURY NOTE<<                                             5.63       05/15/2008           970,636
   7,315,000         US TREASURY NOTE<<                                             3.13       09/15/2008         7,142,410
   6,000,000         US TREASURY NOTE<<                                             3.38       12/15/2008         5,895,468
   3,505,000         US TREASURY NOTE<<                                             2.63       03/15/2009         3,340,430
   9,400,000         US TREASURY NOTE<<                                             4.00       06/15/2009         9,423,500
   1,500,000         US TREASURY NOTE<<                                             6.00       08/15/2009         1,624,629
   4,685,000         US TREASURY NOTE<<                                             3.38       09/15/2009         4,567,509
   1,800,000         US TREASURY NOTE<<                                             3.50       11/15/2009         1,763,226

                                                                                                                 44,282,466
                                                                                                              -------------

TOTAL US TREASURY SECURITIES
(COST $44,950,465)                                                                                               44,282,466
                                                                                                              -------------

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2005                                WELLS FARGO OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

                                                                                  INTEREST
                                                                                  RATE          MATURITY
PRINCIPAL            SECURITY NAME                                                   %          DATE              VALUE
SHORT-TERM INVESTMENTS - 0.69%

US TREASURY BILLS - 0.69%
$  1,536,000         US TREASURY BILL<<^                                            2.39       03/17/2005     $   1,534,445
                                                                                                              -------------

TOTAL SHORT-TERM INVESTMENTS
(COST $1,534,445)                                                                                                 1,534,445
                                                                                                              -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $280,180,490)*                                                                     134.40%              $ 300,251,366

OTHER ASSETS AND LIABILITIES, NET                                                        (34.40)                (76,848,543)
                                                                                         ------               -------------
TOTAL NET ASSETS                                                                         100.00%              $ 223,402,823
                                                                                         ------               -------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

** SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES OUT-ON-LOAN. THE FUND HAS ALSO RECEIVED NON-CASH COLLATERAL IN THE AMOUNT OF $4,708,881. THE TOTAL COLLATERAL RECEIVED REPRESENTS 102.45% OF THE VALUE OF THE PORTFOLIO SECURITIES LOANED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $281,038,599 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

      GROSS UNREALIZED APPRECIATION                           $35,583,786
      GROSS UNREALIZED DEPRECIATION                           (16,371,019)
                                                              -----------
      NET UNREALIZED APPRECIATION (DEPRECIATION)              $19,212,767

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                    PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK 2040 FUND                       FEBRUARY 28, 2005
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                                VALUE
COMMON STOCK - 90.72%

AGRICULTURAL PRODUCTION CROPS - 0.08%
       5,239         TATE & LYLE PLC ADR                                                                      $     210,452
                                                                                                              -------------

AMUSEMENT & RECREATION SERVICES - 0.31%
       5,137         CAESARS ENTERTAINMENT INCORPORATED+                                                            103,048
       2,027         GAYLORD ENTERTAINMENT COMPANY+                                                                  86,756
       1,864         HARRAH'S ENTERTAINMENT INCORPORATED                                                            122,260
       4,980         INTERNATIONAL GAME TECHNOLOGY                                                                  151,691
       1,050         MULTIMEDIA GAMES INCORPORATED+<<                                                                10,490
       2,461         NEVADA GOLD & CASINOS INCORPORATED+                                                             32,854
      21,180         RANK GROUP PLC ADR<<                                                                           233,615
       1,874         WESTWOOD ONE INCORPORATED+                                                                      40,928

                                                                                                                    781,642
                                                                                                              -------------

APPAREL & ACCESSORY STORES - 0.42%
       1,680         ABERCROMBIE & FITCH COMPANY CLASS A                                                             90,216
       1,456         AEROPOSTALE INCORPORATED+                                                                       46,446
         978         AMERICAN EAGLE OUTFITTERS INCORPORATED<<                                                        52,939
       2,910         CHICO'S FAS INCORPORATED+                                                                       85,699
       1,194         CLAIRE'S STORES INCORPORATED<<                                                                  27,474
       9,241         GAP INCORPORATED                                                                               197,111
       4,003         KOHL'S CORPORATION+                                                                            191,624
       5,781         LIMITED BRANDS                                                                                 137,472
       2,028         NORDSTROM INCORPORATED                                                                         109,025
       3,450         ROSS STORES INCORPORATED                                                                        96,600
         932         URBAN OUTFITTERS INCORPORATED+<<                                                                38,762

                                                                                                                  1,073,368
                                                                                                              -------------

APPAREL & OTHER FINISHED PRODUCTS
MADE FROM FABRICS & SIMILAR
MATERIALS - 0.49%
      12,425         BENETTON GROUP SPA ADR<<                                                                       305,282
       2,452         JONES APPAREL GROUP INCORPORATED                                                                77,900
       2,278         LIZ CLAIBORNE INCORPORATED                                                                      96,359
         311         SKECHERS U.S.A. INCORPORATED CLASS A+                                                            4,752
       1,850         VF CORPORATION                                                                                 110,556
      10,707         WACOAL CORPORATION ADR<<                                                                       635,461

                                                                                                                  1,230,310
                                                                                                              -------------

AUTOMOTIVE DEALERS & GASOLINE
SERVICE STATIONS - 0.16%
       1,030         ADVANCE AUTO PARTS INCORPORATED+<<                                                              51,892
         762         AMERICA'S CAR MART INCORPORATED+                                                                27,021
       4,176         AUTONATION INCORPORATED+                                                                        81,557
         761         AUTOZONE INCORPORATED+<<                                                                        73,741
       2,209         CARMAX INCORPORATED+<<                                                                          72,897
       1,404         COPART INCORPORATED+                                                                            32,713
       1,427         O'REILLY AUTOMOTIVE INCORPORATED+<<                                                             72,634

                                                                                                                    412,455
                                                                                                              -------------

AUTOMOTIVE REPAIR, SERVICES &
PARKING - 0.01%
         623         DOLLAR THRIFTY AUTOMOTIVE GROUP
                        INCORPORATED+                                                                                19,207
                                                                                                              -------------

BUILDING CONSTRUCTION-GENERAL
CONTRACTORS & OPERATIVE BUILDERS - 0.57%
       1,500         CENTEX CORPORATION                                                                              95,385
       3,561         D.R. HORTON INCORPORATED                                                                       155,829
       2,020         LENNAR CORPORATION CLASS A<<                                                                   122,856

SHARES               SECURITY NAME                                                                                VALUE
         118         NVR INCORPORATED+<<                                                                      $      93,485
       1,507         PULTE HOMES INCORPORATED                                                                       117,576
      40,228         SEKISUI HOUSE LIMITED<<                                                                        444,769
      12,007         VIVENDI UNIVERSAL SA ADR+<<                                                                    380,142
       1,178         WCI COMMUNITIES INCORPORATED+<<                                                                 40,877

                                                                                                                  1,450,919
                                                                                                              -------------

BUILDING MATERIALS, HARDWARE, GARDEN
SUPPLY & MOBILE HOME DEALERS - 0.77%
       1,219         FASTENAL COMPANY                                                                                71,263
      29,152         HOME DEPOT INCORPORATED                                                                      1,166,663
      10,237         LOWE'S COMPANIES INCORPORATED                                                                  601,731
       2,347         SHERWIN-WILLIAMS COMPANY                                                                       103,972

                                                                                                                  1,943,629
                                                                                                              -------------

BUSINESS SERVICES - 5.54%
       8,128         24/7 REAL MEDIA INCORPORATED+<<                                                                 29,992
      14,507         3COM CORPORATION+                                                                               51,935
       1,548         AARON RENTS INCORPORATED                                                                        31,672
       1,642         ACTIVISION INCORPORATED+                                                                        35,894
       3,140         ADOBE SYSTEMS INCORPORATED                                                                     193,895
       1,657         AFFILIATED COMPUTER SERVICES
                        INCORPORATED CLASS A+<<                                                                      85,667
       2,073         AKAMAI TECHNOLOGIES INCORPORATED+                                                               22,824
       1,187         ALTIRIS INCORPORATED+                                                                           34,696
       1,064         ANSYS INCORPORATED+                                                                             38,261
       1,902         ASCENTIAL SOFTWARE CORPORATION+                                                                 29,500
       1,098         ASK JEEVES INCORPORATED+<<                                                                      25,100
       3,470         AUTODESK INCORPORATED                                                                          103,128
       7,767         AUTOMATIC DATA PROCESSING INCORPORATED                                                         333,670
       1,083         AVOCENT CORPORATION+                                                                            37,104
       6,995         BEA SYSTEMS INCORPORATED+<<                                                                     58,058
       2,965         BISYS GROUP INCORPORATED+                                                                       43,941
         798         BLUE COAT SYSTEMS INCORPORATED+                                                                 14,859
       3,917         BMC SOFTWARE INCORPORATED+<<                                                                    58,559
       1,453         BRINK'S COMPANY                                                                                 50,361
         876         CACI INTERNATIONAL INCORPORATED
                        CLASS A+<<                                                                                   47,269
       5,157         CADENCE DESIGN SYSTEMS INCORPORATED+                                                            71,063
      14,559         CENDANT CORPORATION                                                                            322,045
       3,882         CERIDIAN CORPORATION+                                                                           70,846
         646         CERNER CORPORATION+<<                                                                           33,657
       2,093         CERTEGY INCORPORATED<<                                                                          74,574
       1,425         CHECKFREE CORPORATION+<<                                                                        54,919
       1,737         CHOICEPOINT INCORPORATED+                                                                       70,001
       3,050         CITRIX SYSTEMS INCORPORATED+                                                                    68,625
       3,890         CNET NETWORKS INCORPORATED+                                                                     35,204
       1,630         COGNEX CORPORATION                                                                              45,151
       1,988         COGNIZANT TECHNOLOGY SOLUTIONS
                        CORPORATION+                                                                                 93,893
       6,645         COMPUTER ASSOCIATES INTERNATIONAL
                        INCORPORATED<<                                                                              180,013
       2,441         COMPUTER SCIENCES CORPORATION+                                                                 112,847
       8,567         COMPUWARE CORPORATION+                                                                          57,913
       3,268         CONVERGYS CORPORATION+<<                                                                        48,987
       1,925         CSG SYSTEMS INTERNATIONAL
                        INCORPORATED+<<                                                                              32,917
       3,049         CSK CORPORATION                                                                                134,766

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2005                                WELLS FARGO OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                                VALUE
COMMON STOCK - (CONTINUED)
       1,801         DELUXE CORPORATION                                                                       $      70,311
         863         DIGITAL RIVER INCORPORATED+                                                                     26,002
       1,465         DST SYSTEMS INCORPORATED+<<                                                                     69,573
      13,892         EBAY INCORPORATED+                                                                             595,133
       2,507         ECHELON CORPORATION+                                                                            17,474
       1,735         ECLIPSYS CORPORATION+                                                                           26,719
       3,783         ELECTRONIC ARTS INCORPORATED+<<                                                                243,966
       7,104         ELECTRONIC DATA SYSTEMS CORPORATION                                                            151,315
       1,691         ELECTRONICS FOR IMAGING
                        INCORPORATED+                                                                                28,020
       2,697         EQUIFAX INCORPORATED                                                                            81,962
       1,120         FACTSET RESEARCH SYSTEMS
                        INCORPORATED                                                                                 36,949
       1,843         FAIR ISAAC CORPORATION                                                                          62,293
       1,201         FILENET CORPORATION+                                                                            28,127
       1,018         FINDWHAT.COM+<<                                                                                 11,198
      11,460         FIRST DATA CORPORATION                                                                         470,089
       2,770         FISERV INCORPORATED+                                                                           105,094
         726         GETTY IMAGES INCORPORATED+<<                                                                    51,793
       2,036         GTECH HOLDINGS CORPORATION                                                                      47,541
       1,640         HUDSON HIGHLAND GROUP INCORPORATED+<<                                                           27,355
         933         HYPERION SOLUTIONS CORPORATION+                                                                 47,098
         944         IDX SYSTEMS CORPORATION+                                                                        32,389
       4,070         IMS HEALTH INCORPORATED                                                                         99,105
       1,206         INFOSPACE INCORPORATED+<<                                                                       50,001
       1,244         INTERGRAPH CORPORATION+                                                                         37,034
       3,909         INTERNET CAPITAL GROUP
                        INCORPORATED+                                                                                32,523
       6,473         INTERPUBLIC GROUP OF COMPANIES
                        INCORPORATED+<<                                                                              85,055
       2,371         INTUIT INCORPORATED+                                                                           101,479
         721         IPAYMENT INCORPORATED+                                                                          31,032
       2,835         IRON MOUNTAIN INCORPORATED+<<                                                                   76,687
      11,127         KIDDE PLC ADR                                                                                  356,230
       1,229         KORN/FERRY INTERNATIONAL+                                                                       23,572
         901         KRONOS INCORPORATED+                                                                            50,312
       1,920         LAMAR ADVERTISING COMPANY+                                                                      75,437
       1,157         MACROMEDIA INCORPORATED+                                                                        39,211
       1,543         MAGMA DESIGN AUTOMATION
                        INCORPORATED+<<                                                                              20,290
       1,179         MANHATTAN ASSOCIATES INCORPORATED+<<                                                            23,427
       1,640         MANPOWER INCORPORATED                                                                           71,668
       2,601         MCAFEE INCORPORATED+                                                                            60,161
       2,246         MENTOR GRAPHICS CORPORATION+<<                                                                  30,950
       1,537         MERCURY INTERACTIVE CORPORATION+<<                                                              70,518
       1,863         MICROMUSE INCORPORATED+                                                                          9,166
     120,701         MICROSOFT CORPORATION                                                                        3,039,251
         393         MICROSTRATEGY INCORPORATED CLASS A+                                                             27,793
       1,856         MONSTER WORLDWIDE INCORPORATED+                                                                 53,546
       3,474         MPS GROUP INCORPORATED+                                                                         37,311
       3,016         NCR CORPORATION+                                                                               117,594
       1,227         NETFLIX INCORPORATED+<<                                                                         13,129
       7,289         NOVELL INCORPORATED+                                                                            38,194
       2,594         OMNICOM GROUP INCORPORATED                                                                     236,236
      51,036         ORACLE CORPORATION+                                                                            658,875
         868         PALMSOURCE INCORPORATED+<<                                                                       8,784
       6,592         PARAMETRIC TECHNOLOGY CORPORATION+                                                              37,904
       6,314         PUBLICIS GROUPE ADR<<                                                                          190,999
       1,480         RADISYS CORPORATION+<<                                                                          22,540
       2,087         REALNETWORKS INCORPORATED+                                                                      13,065

SHARES               SECURITY NAME                                                                                VALUE
       2,610         RED HAT INCORPORATED+<<                                                                  $      29,911
       1,461         RENT-A-CENTER INCORPORATED+                                                                     37,913
       8,243         RENTOKIL INITIAL PLC ADR<<                                                                     125,798
       3,913         REUTERS GROUP PLC ADR                                                                          185,046
       3,475         ROBERT HALF INTERNATIONAL INCORPORATED                                                         101,366
       1,466         RSA SECURITY INCORPORATED+                                                                      23,954
         886         SAFENET INCORPORATED+                                                                           26,580
       8,330         SAP AG<<                                                                                       337,782
       1,276         SERENA SOFTWARE INCORPORATED+<<                                                                 29,476
         894         SI INTERNATIONAL INCORPORATED+                                                                  22,734
       7,872         SIEBEL SYSTEMS INCORPORATED+                                                                    67,148
         624         SRA INTERNATIONAL INCORPORATED CLASS A+                                                         37,958
         603         STRATASYS INCORPORATED+<<                                                                       17,463
      49,175         SUN MICROSYSTEMS INCORPORATED+<<                                                               207,519
       4,139         SUNGARD DATA SYSTEMS INCORPORATED+                                                             108,069
       2,062         SYBASE INCORPORATED+                                                                            38,848
       8,264         SYMANTEC CORPORATION+<<                                                                        181,891
       2,939         SYNOPSYS INCORPORATED+<<                                                                        53,196
       1,100         TAKE-TWO INTERACTIVE SOFTWARE
                        INCORPORATED+<<                                                                              40,337
       3,617         TIBCO SOFTWARE INCORPORATED+                                                                    35,302
       1,672         TOTAL SYSTEM SERVICES INCORPORATED                                                              40,178
       1,530         TRANSACTION SYSTEMS ARCHITECTS
                        INCORPORATED CLASS A+                                                                        35,771
         277         TRAVELZOO INCORPORATED+<<                                                                       17,080
       6,249         UNISYS CORPORATION+                                                                             47,992
       2,471         UNITED ONLINE INCORPORATED+                                                                     26,810
       1,781         UNITED RENTALS INCORPORATED+                                                                    33,697
       1,155         USA MOBILITY INCORPORATED+                                                                      45,322
         583         VERINT SYSTEMS INCORPORATED+<<                                                                  23,008
       4,239         VERISIGN INCORPORATED+<<                                                                       116,233
       6,421         VERITAS SOFTWARE CORPORATION+                                                                  155,517
       1,422         VIAD CORPORATION                                                                                38,394
       7,630         WEBMD CORPORATION+<<                                                                            57,530
         746         WEBSENSE INCORPORATED+<<                                                                        44,648
       2,085         WIND RIVER SYSTEMS INCORPORATED+                                                                28,064
       3,958         WPP GROUP PLC ADR<<                                                                            227,585
      15,150         YAHOO! INCORPORATED+                                                                           488,891

                                                                                                                 14,038,297
                                                                                                              -------------

CHEMICALS & ALLIED PRODUCTS - 8.47%
      19,745         ABBOTT LABORATORIES                                                                            908,073
         919         ABLE LABORATORIES INCORPORATED+                                                                 19,970
       2,875         AIR PRODUCTS & CHEMICALS INCORPORATED                                                          180,032
       8,067         AKZO NOBEL NV ADR<<                                                                            363,741
       1,649         ALBERTO-CULVER COMPANY CLASS B                                                                  86,193
       1,338         ALEXION PHARMACEUTICALS INCORPORATED+                                                           31,242
       2,807         ALKERMES INCORPORATED+<<                                                                        32,786
       1,405         ALPHARMA INCORPORATED CLASS A                                                                   18,434
         748         AMERICAN VANGUARD CORPORATION<<                                                                 29,120
      16,911         AMGEN INCORPORATED+                                                                          1,041,887
       1,193         ANDRX CORPORATION+<<                                                                            26,783
      11,327         ASTRAZENECA PLC ADR<<                                                                          450,135
       1,724         AVERY DENNISON CORPORATION                                                                     104,647
       6,304         AVON PRODUCTS INCORPORATED                                                                     269,622
         675         BONE CARE INTERNATIONAL INCORPORATED+<<                                                         18,265
      24,962         BRISTOL-MYERS SQUIBB COMPANY                                                                   624,799
       1,854         CABOT CORPORATION                                                                               64,519

                                                   PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK 2040 FUND                      FEBRUARY 28, 2005
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                                VALUE
COMMON STOCK - (CONTINUED)
         639         CHARLES RIVER LABORATORIES INTERNATIONAL
                        INCORPORATED+                                                                         $      29,458
       1,857         CHIRON CORPORATION+<<                                                                           66,072
       2,207         CLOROX COMPANY                                                                                 132,508
       6,719         COLGATE PALMOLIVE COMPANY                                                                      355,569
       1,952         CUBIST PHARMACEUTICALS INCORPORATED+                                                            20,106
       1,883         DENDREON CORPORATION+<<                                                                         12,371
       2,879         DISCOVERY LABORATORIES INCORPORATED+<<                                                          16,900
      12,390         DOW CHEMICAL COMPANY                                                                           683,308
      12,660         DU PONT (E.I.) DE NEMOURS & COMPANY                                                            674,778
       1,235         EASTMAN CHEMICAL COMPANY<<                                                                      71,309
       3,677         ECOLAB INCORPORATED<<                                                                          116,598
       7,041         EISAI COMPANY LIMITED ADR<<                                                                    238,334
      12,814         ELI LILLY & COMPANY                                                                            717,584
       1,802         ESTEE LAUDER COMPANIES INCORPORATED
                        CLASS A                                                                                      79,252
       4,953         FOREST LABORATORIES INCORPORATED+<<                                                            211,493
       3,935         GENAERA CORPORATION+                                                                            12,198
       5,829         GENENTECH INCORPORATED+                                                                        275,129
       3,627         GENZYME CORPORATION+                                                                           203,438
       6,016         GILEAD SCIENCES INCORPORATED+                                                                  207,853
      13,061         GILLETTE COMPANY                                                                               656,315
      15,590         GLAXOSMITHKLINE PLC ADR<<                                                                      751,750
       1,727         GREAT LAKES CHEMICAL CORPORATION                                                                46,111
       1,240         HOLLIS-EDEN PHARMACEUTICALS+<<                                                                   9,374
       2,140         HOSPIRA INCORPORATED+                                                                           63,344
         831         IDEXX LABORATORIES INCORPORATED+                                                                46,079
         914         IMCLONE SYSTEMS INCORPORATED+<<                                                                 40,454
       1,179         IMMUCOR INCORPORATED+                                                                           35,022
       1,835         IMPAX LABORATORIES INCORPORATED+                                                                31,305
       2,388         INKINE PHARMACEUTICAL COMPANY
                        INCORPORATED+                                                                                 8,812
       1,722         INTERMUNE INCORPORATED+<<                                                                       19,011
       2,053         INTERNATIONAL FLAVORS & FRAGRANCES
                        INCORPORATED                                                                                 84,768
         827         INVITROGEN CORPORATION+<<                                                                       57,857
       1,830         ISOLAGEN INCORPORATED+<<                                                                        13,743
       3,370         IVAX CORPORATION+<<                                                                             53,886
       1,484         K-V PHARMACEUTICAL COMPANY CLASS A+                                                             32,292
       4,740         KING PHARMACEUTICALS INCORPORATED+                                                              45,267
       2,247         LIGAND PHARMACEUTICALS INCORPORATED
                        CLASS B+<<                                                                                   22,021
       5,131         LYONDELL CHEMICAL COMPANY                                                                      173,684
       1,370         MEDICINES COMPANY+<<                                                                            31,921
       1,366         MEDICIS PHARMACEUTICAL CORPORATION
                        CLASS A<<                                                                                    47,182
       3,819         MEDIMMUNE INCORPORATED+<<                                                                       91,962
      29,322         MERCK & COMPANY INCORPORATED                                                                   929,507
       1,208         MGI PHARMA INCORPORATED+<<                                                                      27,663
       6,153         MILLENNIUM PHARMACEUTICALS
                        INCORPORATED+                                                                                52,916
       3,670         MONSANTO COMPANY                                                                               215,723
       4,049         MOSAIC COMPANY+<<                                                                               66,647
       4,700         MYLAN LABORATORIES INCORPORATED<<                                                               82,720
       2,293         NEKTAR THERAPEUTICS+<<                                                                          39,761
      18,385         NOVARTIS AG ADR                                                                                918,698
         788         NOVEN PHARMACEUTICALS INCORPORATED+                                                             13,018

SHARES               SECURITY NAME                                                                                VALUE
       4,862         NOVO NORDISK A/S ADR<<                                                                   $     272,515
       1,433         NPS PHARMACEUTICALS INCORPORATED+                                                               20,549
       1,542         NUVELO INCORPORATED+<<                                                                          11,981
         800         OM GROUP INCORPORATED+<<                                                                        25,504
       1,474         ONYX PHARMACEUTICALS INCORPORATED+                                                              42,658
         999         OSI PHARMACEUTICALS INCORPORATED+                                                               54,575
       1,037         PAR PHARMACEUTICAL COMPANIES
                        INCORPORATED+<<                                                                              38,359
      99,637         PFIZER INCORPORATED                                                                          2,619,457
         892         PHARMION CORPORATION+                                                                           30,150
       2,194         PPG INDUSTRIES INCORPORATED                                                                    157,858
       4,458         PRAXAIR INCORPORATED                                                                           199,852
      34,442         PROCTER & GAMBLE COMPANY                                                                     1,828,526
       1,430         PROTEIN DESIGN LABS INCORPORATED+<<                                                             21,421
      13,420         ROCHE HOLDING AG ADR                                                                           709,823
       3,039         ROHM & HAAS COMPANY                                                                            146,389
       1,118         SALIX PHARMACEUTICALS LIMITED+                                                                  18,145
      10,103         SANOFI-AVENTIS ADR<<                                                                           403,211
      18,961         SCHERING-PLOUGH CORPORATION                                                                    359,311
       1,573         SEPRACOR INCORPORATED+<<                                                                       101,411
      18,052         SHISEIDO COMPANY LIMITED<<                                                                     246,498
       1,378         SIGMA-ALDRICH CORPORATION                                                                       84,899
       2,551         VALEANT PHARMACEUTICALS INTERNATIONAL                                                           61,862
       1,434         VALSPAR CORPORATION                                                                             66,179
       2,743         VERTEX PHARMACEUTICALS INCORPORATED+                                                            31,654
       1,983         VICURON PHARMACEUTICALS INCORPORATED+                                                           34,405
       2,687         VION PHARMACEUTICALS INCORPORATED+                                                               9,270
       1,802         WATSON PHARMACEUTICALS INCORPORATED+                                                            57,195
      17,174         WYETH                                                                                          701,043

                                                                                                                 21,458,019
                                                                                                              -------------

COAL MINING - 0.11%
       1,327         CONSOL ENERGY INCORPORATED                                                                      60,830
       1,804         MASSEY ENERGY COMPANY<<                                                                         78,618
         996         PEABODY ENERGY CORPORATION                                                                      96,711
       1,132         PENN VIRGINIA CORPORATION                                                                       55,287

                                                                                                                    291,446
                                                                                                              -------------

COMMUNICATIONS - 4.50%
       1,081         AIRGATE PCS INCORPORATED+(A)                                                                    39,522
       3,665         ALLTEL CORPORATION<<                                                                           209,638
       4,901         AMERICAN TOWER CORPORATION CLASS A+                                                             89,835
      11,783         AT&T CORPORATION                                                                               228,944
       6,507         AVAYA INCORPORATED+                                                                             91,098
      24,649         BELLSOUTH CORPORATION                                                                          635,944
       4,312         BRITISH SKY BROADCASTING GROUP PLC
                        ADR<<                                                                                       188,046
       8,340         BT GROUP PLC ADR                                                                               335,852
       3,391         CABLEVISION SYSTEMS NEW YORK GROUP
                        CLASS A+<<                                                                                  105,325
       2,354         CENTURYTEL INCORPORATED                                                                         79,189
       7,669         CLEAR CHANNEL COMMUNICATIONS
                        INCORPORATED                                                                                255,224
      28,635         COMCAST CORPORATION CLASS A+<<                                                                 932,069
       4,599         CROWN CASTLE INTERNATIONAL
                        CORPORATION+<<                                                                               75,148
      22,450         DEUTSCHE TELEKOM AG ADR+<<                                                                     468,532
      10,134         DIRECTV GROUP INCORPORATED+                                                                    152,111

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2005                                WELLS FARGO OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                                VALUE
COMMON STOCK - (CONTINUED)
       3,787         ECHOSTAR COMMUNICATIONS CORPORATION
                        CLASS A+<<                                                                            $     112,663
       1,070         ENTERCOM COMMUNICATIONS
                        CORPORATION+                                                                                 36,829
       4,994         EXTREME NETWORKS INCORPORATED+                                                                  29,065
       2,506         FOUNDRY NETWORKS INCORPORATED+                                                                  25,987
       3,229         FOX ENTERTAINMENT GROUP INCORPORATED
                        CLASS A+                                                                                    107,526
       7,576         FRANCE TELECOM SA ADR<<                                                                        228,719
       1,039         GOLDEN TELECOM INCORPORATED<<                                                                   30,609
       5,278         IAC INTERACTIVECORP+<<                                                                         118,755
       3,934         LAGARDERE SCA ADR<<                                                                            308,609
       2,843         LIBERTY MEDIA INTERNATIONAL
                        INCORPORATED CLASS A+<<                                                                     122,903
      13,746         NEXTEL COMMUNICATIONS INCORPORATED
                        CLASS A+<<                                                                                  404,545
       2,200         NEXTEL PARTNERS INCORPORATED CLASS A+<<                                                         43,802
       5,829         NIPPON TELEGRAPH AND TELEPHONE
                        CORPORATION ADR<<                                                                           126,314
       1,603         NOVATEL WIRELESS INCORPORATED+<<                                                                17,248
       1,254         NTL INCORPORATED+                                                                               81,372
       8,817         NTT DOCOMO INCORPORATED ADR                                                                    149,448
       2,062         RADIO ONE INCORPORATED CLASS D+                                                                 28,188
       4,534         REED ELSEVIER PLC ADR<<                                                                        185,214
      44,484         SBC COMMUNICATIONS INCORPORATED                                                              1,069,840
      19,892         SPRINT CORPORATION-FON GROUP<<                                                                 471,043
       9,098         TDC A/S ADR<<                                                                                  204,068
      13,230         TELEFONICA SA ADR                                                                              729,635
         802         TELEPHONE & DATA SYSTEMS
                        INCORPORATED                                                                                 70,175
       3,812         UNIVISION COMMUNICATIONS
                        INCORPORATED CLASS A+<<                                                                     100,599
       2,617         UTSTARCOM INCORPORATED+<<                                                                       33,628
      36,428         VERIZON COMMUNICATIONS INCORPORATED                                                          1,310,315
      45,794         VODAFONE GROUP PLC ADR<<                                                                     1,203,924
       1,772         WESTERN WIRELESS CORPORATION CLASS A+                                                           69,640
       2,855         XM SATELLITE RADIO HOLDINGS
                        INCORPORATED+<<                                                                              94,101

                                                                                                                 11,401,241
                                                                                                              -------------

CONSTRUCTION SPECIAL TRADE CONTRACTORS - 0.03%
         485         CHEMED CORPORATION                                                                              34,629
       1,516         DYCOM INDUSTRIES INCORPORATED+<<                                                                40,856

                                                                                                                     75,485
                                                                                                              -------------

DEPOSITORY INSTITUTIONS - 10.68%
      15,568         ABN AMRO HOLDING NV ADR<<                                                                      429,365
      10,242         ALLIED IRISH BANKS PLC ADR                                                                     437,845
       7,150         AMSOUTH BANCORPORATION                                                                         178,607
       4,807         ASSOCIATED BANC-CORP                                                                           154,112
       1,902         ASTORIA FINANCIAL CORPORATION                                                                   71,477
      35,248         BANCO BILBAO VIZCAYA ARGENTARIA SA
                        ADR<<                                                                                       609,438
      40,825         BANCO SANTANDER CENTRAL HISPANO SA
                        ADR                                                                                         502,147
       3,859         BANCTRUST FINANCIAL GROUP INCORPORATED                                                          79,650

SHARES               SECURITY NAME                                                                                VALUE
      54,578         BANK OF AMERICA CORPORATION                                                              $   2,546,064
     120,000         BANK OF EAST ASIA LIMITED ADR<<                                                                365,424
      11,446         BANK OF NEW YORK COMPANY
                        INCORPORATED                                                                                346,242
       4,984         BANKNORTH GROUP INCORPORATED                                                                   179,873
      13,002         BARCLAYS PLC ADR                                                                               571,438
       8,318         BAYERISCHE HYPO-UND VEREINSBANK AG
                        ADR+                                                                                        202,270
       8,724         BB&T CORPORATION                                                                               341,545
       1,600         BERKSHIRE HILLS BANCORP INCORPORATED                                                            55,728
      15,949         BNP PARIBAS SA ADR<<                                                                           580,056
       2,127         BOSTON PRIVATE FINANCIAL HOLDINGS
                      INCORPORATED<<                                                                                 57,429
       3,115         CAPITOL FEDERAL FINANCIAL                                                                      113,604
       3,669         CASCADE BANCORP                                                                                 68,207
       2,050         CENTRAL PACIFIC FINANCIAL CORPORATION                                                           73,390
       4,715         CHITTENDEN CORPORATION                                                                         125,325
      71,466         CITIGROUP INCORPORATED                                                                       3,410,358
       2,694         CITY BANK LYNNWOOD WASHINGTON                                                                   86,935
       4,545         COASTAL FINANCIAL CORPORATION                                                                   68,993
       2,449         COMERICA INCORPORATED<<                                                                        139,789
       1,150         COMMERCE BANCORP INCORPORATED                                                                   70,472
       2,724         COMMERCE BANCSHARES INCORPORATED                                                               128,600
       1,568         COMMERCIAL CAPITAL BANCORPORATION
                        INCORPORATED                                                                                 33,869
       3,009         COMMERCIAL FEDERAL CORPORATION                                                                  82,236
       3,753         COMPASS BANCSHARES INCORPORATED                                                                170,424
       5,856         DEUTSCHE BANK AG<<                                                                             514,742
       2,624         FARMERS CAPITAL BANK CORPORATION                                                                92,811
       7,580         FIFTH THIRD BANCORP<<                                                                          339,357
       2,242         FIRST HORIZON NATIONAL CORPORATION                                                              95,397
       1,565         FIRST OF LONG ISLAND CORPORATION                                                                73,555
       1,464         FIRST REPUBLIC BANK                                                                             77,738
       1,392         FIRSTFED FINANCIAL CORPORATION+                                                                 71,131
       3,692         GOLDEN WEST FINANCIAL CORPORATION<<                                                            228,498
      11,300         HBOS PLC ADR                                                                                   541,183
      11,673         HSBC HOLDINGS PLC ADR<<                                                                        974,579
       6,846         HUNTINGTON BANCSHARES INCORPORATED                                                             154,172
       2,079         HYPO REAL ESTATE HOLDING AG ADR+                                                                84,636
       6,993         INTERCHANGE FINANCIAL SERVICES CORP                                                            122,098
       1,736         INVESTORS FINANCIAL SERVICES CORPORATION                                                        87,008
      47,119         JP MORGAN CHASE & COMPANY                                                                    1,722,199
       6,814         KEYCORP                                                                                        224,862
      10,842         LLOYDS TSB GROUP PLC ADR+<<                                                                    413,080
       1,466         M&T BANK CORPORATION                                                                           145,149
       4,414         MARSHALL & ILSLEY CORPORATION                                                                  178,723
       7,430         MELLON FINANCIAL CORPORATION                                                                   213,092
       2,743         MERCANTILE BANKSHARES CORPORATION                                                              133,337
       1,051         NASB FINANCIAL INCORPORATED                                                                     44,163
       4,293         NATIONAL AUSTRALIA BANK LIMITED ADR<<                                                          490,261
       9,156         NATIONAL CITY CORPORATION                                                                      327,510
       4,445         NEW YORK COMMUNITY BANCORP
                        INCORPORATED                                                                                 81,610
       7,079         NORTH FORK BANCORPORATION
                        INCORPORATED                                                                                203,946
       3,532         NORTHERN TRUST CORPORATION                                                                     149,227
         973         OAK HILL FINANCIAL INCORPORATED                                                                 34,337
       1,958         PFF BANCORP INCORPORATED                                                                        82,432

                                                    PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK 2040 FUND                       FEBRUARY 28, 2005
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                                VALUE
COMMON STOCK - (CONTINUED)
       4,207         PNC FINANCIAL SERVICES GROUP                                                             $     221,456
       7,288         POPULAR INCORPORATED                                                                           193,059
       1,579         R&G FINANCIAL CORPORATION CLASS B                                                               57,349
       7,343         REGIONS FINANCIAL CORPORATION                                                                  236,885
      16,454         SAN PAOLO-IMI SPA                                                                              480,128
       4,355         SEACOAST BANKING CORPORATION                                                                    86,229
       1,955         SILICON VALLEY BANCSHARES+<<                                                                    85,668
       1,504         SMITHTOWN BANCORPORATION INCORPORATED                                                           46,428
      21,036         SOCIETE GENERALE<<                                                                             445,637
       6,208         SOVEREIGN BANCORP INCORPORATED<<                                                               142,412
       4,864         STATE STREET CORPORATION                                                                       213,286
       3,555         STERLING BANCORPORATION NY                                                                      88,022
       4,984         SUNTRUST BANKS INCORPORATED                                                                    361,041
       4,095         SY BANCORP INCORPORATED                                                                        102,498
       6,573         SYNOVUS FINANCIAL CORPORATION                                                                  178,523
       3,134         TCF FINANCIAL CORPORATION                                                                       86,655
       1,879         TIERONE CORPORATION<<                                                                           46,618
       1,408         TOMPKINS TRUSTCOMPANY INCORPORATED                                                              60,093
       1,782         UCBH HOLDINGS INCORPORATED                                                                      73,757
       1,698         UNIONBANCAL CORPORATION                                                                        105,106
      26,650         US BANCORP                                                                                     792,838
      21,403         WACHOVIA CORPORATION                                                                         1,134,573
      10,948         WASHINGTON MUTUAL INCORPORATED<<                                                               459,378
      11,434         WESTPAC BANKING CORPORATION ADR<<                                                              867,612
       2,900         WILMINGTON TRUST CORPORATION                                                                    98,281
       1,640         WINTRUST FINANCIAL CORPORATION                                                                  88,002
       1,906         ZIONS BANCORPORATION                                                                           125,987

                                                                                                                 27,059,266
                                                                                                              -------------

EATING & DRINKING PLACES - 0.53%
       1,994         BOB EVANS FARMS INCORPORATED                                                                    45,164
       1,417         BRINKER INTERNATIONAL INCORPORATED+                                                             53,648
       1,034         CEC ENTERTAINMENT INCORPORATED+                                                                 40,016
       1,639         CHEESECAKE FACTORY INCORPORATED+<<                                                              55,775
       3,371         DARDEN RESTAURANTS INCORPORATED<<                                                               90,343
       1,237         DAVE & BUSTER'S INCORPORATED+                                                                   24,394
       1,431         IHOP CORPORATION<<                                                                              67,371
       1,193         JACK IN THE BOX INCORPORATED+                                                                   42,829
       2,395         KRISPY KREME DOUGHNUTS
                        INCORPORATED+<<                                                                              13,124
      16,037         MCDONALD'S CORPORATION                                                                         530,504
       1,859         OUTBACK STEAKHOUSE INCORPORATED                                                                 83,488
       2,176         WENDY'S INTERNATIONAL INCORPORATED                                                              82,361
       4,355         YUM! BRANDS INCORPORATED                                                                       212,437

                                                                                                                  1,341,454
                                                                                                              -------------

EDUCATIONAL SERVICES - 0.12%
       2,135         APOLLO GROUP INCORPORATED CLASS A+<<                                                           157,221
       1,718         CAREER EDUCATION CORPORATION+<<                                                                 58,670
       1,867         DEVRY INCORPORATED+<<                                                                           32,449
       1,093         ITT EDUCATIONAL SERVICES INCORPORATED+                                                          53,218

                                                                                                                    301,558
                                                                                                              -------------

ELECTRIC, GAS & SANITARY SERVICES - 3.95%
      11,375         AES CORPORATION+                                                                               190,417
       4,786         ALLIED WASTE INDUSTRIES INCORPORATED+<<                                                         39,341
       3,457         AMEREN CORPORATION                                                                             177,932

SHARES               SECURITY NAME                                                                                VALUE
       6,233         AMERICAN ELECTRIC POWER COMPANY
                        INCORPORATED                                                                          $     208,182
      11,700         BG GROUP PLC ADR                                                                               463,320
       2,290         BLACK HILLS CORPORATION                                                                         72,593
       4,136         CASCADE NATURAL GAS CORPORATION                                                                 84,995
       6,192         CENTERPOINT ENERGY INCORPORATED                                                                 74,180
       2,796         CENTRAL VERMONT PUBLIC SERVICE                                                                  62,882
       3,429         CINERGY CORPORATION                                                                            138,703
       6,843         CITIZENS COMMUNICATIONS COMPANY                                                                 91,286
       3,708         CONSOLIDATED EDISON INCORPORATED                                                               158,517
       3,555         CONSTELLATION ENERGY GROUP
                        INCORPORATED                                                                                182,976
       4,203         DOMINION RESOURCES INCORPORATED                                                                302,742
       2,991         DTE ENERGY COMPANY                                                                             132,262
      12,963         DUKE ENERGY CORPORATION                                                                        349,871
       6,283         E.ON AG<<                                                                                      565,470
       5,316         EDISON INTERNATIONAL                                                                           172,664
      10,743         EL PASO CORPORATION                                                                            132,461
      20,231         ENDESA SA ADR                                                                                  458,434
       3,449         ENTERGY CORPORATION                                                                            238,395
       9,484         EXELON CORPORATION                                                                             430,194
       5,273         FIRSTENERGY CORPORATION                                                                        217,458
       2,542         FPL GROUP INCORPORATED                                                                         201,708
       3,098         HAWAIIAN ELECTRIC INDUSTRIES
                        INCORPORATED                                                                                 82,469
     110,000         HONG KONG ELECTRIC HOLDINGS
                        LIMITED ADR<<                                                                               500,698
       5,430         INTERNATIONAL POWER PLC+<<                                                                     190,919
       2,042         KINDER MORGAN INCORPORATED                                                                     163,707
       2,996         LACLEDE GROUP INCORPORATED                                                                      94,014
       7,520         NATIONAL GRID TRANSCO PLC<<                                                                    369,458
         859         NICOR INCORPORATED                                                                              32,032
       5,095         NISOURCE INCORPORATED                                                                          115,351
       1,914         NSTAR                                                                                          106,227
       6,235         PG&E CORPORATION                                                                               219,347
       1,674         PINNACLE WEST CAPITAL CORPORATION<<                                                             69,889
       3,318         PPL CORPORATION                                                                                180,964
       3,287         PROGRESS ENERGY INCORPORATED<<                                                                 142,459
       3,301         PUBLIC SERVICE ENTERPRISE GROUP
                        INCORPORATED                                                                                180,070
       6,859         RELIANT RESOURCES INCORPORATED+<<                                                               82,239
       3,049         REPUBLIC SERVICES INCORPORATED                                                                  96,684
       6,949         RWE AG<<                                                                                       422,448
       9,845         SCOTTISH POWER PLC<<                                                                           313,071
       3,878         SEMPRA ENERGY<<                                                                                155,120
       1,934         SOUTH JERSEY INDUSTRIES INCORPORATED                                                           108,053
       9,896         SOUTHERN COMPANY<<                                                                             317,860
       4,272         TXU CORPORATION                                                                                325,740
       1,467         UIL HOLDINGS CORPORATION                                                                        73,497
       7,630         WASTE MANAGEMENT INCORPORATED                                                                  223,101
       8,875         WILLIAMS COMPANIES INCORPORATED                                                                167,116
       7,369         XCEL ENERGY INCORPORATED                                                                       130,579

                                                                                                                 10,010,095
                                                                                                              -------------

ELECTRONIC & OTHER ELECTRICAL
EQUIPMENT & COMPONENTS, EXCEPT
COMPUTER EQUIPMENT - 7.55%
       5,489         ADVANCED MICRO DEVICES INCORPORATED+                                                            95,783
       2,237         ALCATEL SA ADR+<<                                                                               29,059

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2005                                WELLS FARGO OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                                VALUE
COMMON STOCK - (CONTINUED)
       5,474         ALTERA CORPORATION+                                                                      $     113,531
       3,877         AMERICAN POWER CONVERSION
                        CORPORATION                                                                                  85,372
       2,897         AMKOR TECHNOLOGY INCORPORATED+<<                                                                12,660
       4,885         ANALOG DEVICES INCORPORATED                                                                    179,377
       3,820         ANDREW CORPORATION+                                                                             46,222
       6,538         APPLIED MICRO CIRCUITS CORPORATION+                                                             22,556
         707         APPLIED SIGNAL TECHNOLOGY INCORPORATED                                                          16,494
       1,297         ATMI INCORPORATED+<<                                                                            35,304
       2,051         AVX CORPORATION<<                                                                               25,166
       1,329         BENCHMARK ELECTRONICS INCORPORATED+                                                             43,219
       3,549         BROADCOM CORPORATION CLASS A+<<                                                                114,455
       1,885         C&D TECHNOLOGIES INCORPORATED                                                                   25,975
       4,239         CANON INCORPORATED ADR                                                                         223,565
         741         CERADYNE INCORPORATED+<<                                                                        22,304
      11,617         CHARTERED SEMICONDUCTOR+<<                                                                      77,950
       3,509         COMVERSE TECHNOLOGY INCORPORATED+<<                                                             81,444
       1,440         CREE INCORPORATED+<<                                                                            33,869
       1,318         CYMER INCORPORATED+<<                                                                           38,097
       3,055         CYPRESS SEMICONDUCTOR+<<                                                                        43,014
         819         DITECH COMMUNICATIONS CORPORATION+                                                              10,287
       1,968         DSP GROUP INCORPORATED+                                                                         49,544
         745         DUPONT PHOTOMASKS INCORPORATED+                                                                 19,623
       1,298         ELECTRO SCIENTIFIC INDUSTRIES
                        INCORPORATED+                                                                                29,335
       5,165         EMERSON ELECTRIC COMPANY                                                                       342,543
       1,361         ENERGIZER HOLDINGS INCORPORATED+<<                                                              80,612
       2,037         FAIRCHILD SEMICONDUCTOR INTERNATIONAL
                        INCORPORATED+<<                                                                              33,651
       3,449         FREESCALE SEMICONDUCTOR INCORPORATED
                        CLASS B+                                                                                     66,152
       6,567         GEMSTAR-TV GUIDE INTERNATIONAL
                        INCORPORATED+                                                                                29,289
     140,576         GENERAL ELECTRIC COMPANY                                                                     4,948,275
       2,397         GRAFTECH INTERNATIONAL LIMITED+                                                                 22,148
         834         HARMAN INTERNATIONAL INDUSTRIES
                        INCORPORATED                                                                                 93,550
       1,180         HARRIS CORPORATION                                                                              78,706
       6,927         INFINEON TECHNOLOGIES AG ADR+<<                                                                 71,625
       1,365         INTEGRATED CIRCUIT SYSTEMS
                        INCORPORATED+                                                                                27,546
       3,599         INTEGRATED DEVICE TECHNOLOGY
                        INCORPORATED+<<                                                                              45,023
      85,220         INTEL CORPORATION                                                                            2,043,576
       1,851         INTERDIGITAL COMMUNICATIONS
                        CORPORATION+                                                                                 32,078
      21,572         INTERNATIONAL BUSINESS MACHINES
                        CORPORATION                                                                               1,997,136
       1,031         INTERNATIONAL RECTIFIER CORPORATION+                                                            45,364
       3,049         INTERSIL CORPORATION CLASS A                                                                    51,406
       2,986         JABIL CIRCUIT INCORPORATED+                                                                     76,770
       2,533         KLA-TENCOR CORPORATION<<                                                                       125,156
       7,529         KONINKLIJKE (ROYAL) PHILIPS
                        ELECTRONICS NV NY SHARES<<                                                                  208,704
       1,343         L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                        96,830
       2,886         LATTICE SEMICONDUCTOR CORPORATION+                                                              15,238

SHARES               SECURITY NAME                                                                                VALUE
       4,030         LINEAR TECHNOLOGY CORPORATION                                                            $     157,412
       1,024         LITTELFUSE INCORPORATED+                                                                        33,300
       8,425         LSI LOGIC CORPORATION+                                                                          53,751
      54,815         LUCENT TECHNOLOGIES INCORPORATED+<<                                                            168,282
      18,069         MATSUSHITA ELECTRIC INDUSTRIAL
                        COMPANY LIMITED ADR                                                                         269,951
       4,349         MAXIM INTEGRATED PRODUCTS
                        INCORPORATED                                                                                187,094
       1,893         MAYTAG CORPORATION                                                                              28,849
       3,737         MCDATA CORPORATION CLASS A+<<                                                                   14,686
       1,601         MERIX CORPORATION+                                                                              16,250
       3,026         MICROCHIP TECHNOLOGY INCORPORATED                                                               83,094
       7,678         MICRON TECHNOLOGY INCORPORATED+<<                                                               88,297
      38,299         MINEBEA COMPANY LIMITED ADR<<                                                                  351,095
       3,414         MOLEX INCORPORATED<<                                                                            85,794
      31,243         MOTOROLA INCORPORATED                                                                          489,265
       2,791         MYKROLIS CORPORATION+                                                                           37,734
       2,203         NATIONAL PRESTO INDUSTRIES INCORPORATED                                                         92,218
       4,976         NATIONAL SEMICONDUCTOR CORPORATION                                                              99,271
       5,011         NETWORK APPLIANCE INCORPORATED+                                                                150,380
      37,428         NOKIA OYJ ADR                                                                                  604,088
       2,130         NOVELLUS SYSTEMS INCORPORATED+                                                                  62,910
       2,749         NVIDIA CORPORATION+                                                                             79,694
       1,883         OMNIVISION TECHNOLOGIES
                        INCORPORATED+<<                                                                              38,055
       8,730         OMRON CORPORATION                                                                              203,422
       2,247         OPENWAVE SYSTEMS INCORPORATED+<<                                                                28,672
       1,410         PHOTRONICS INCORPORATED+                                                                        26,198
       1,060         PLANTRONICS INCORPORATED                                                                        38,626
       2,906         PMC-SIERRA INCORPORATED+                                                                        28,915
       2,714         POLYCOM INCORPORATED+                                                                           43,940
       2,579         POWERWAVE TECHNOLOGIES+<<                                                                       17,666
       1,582         QLOGIC CORPORATION+<<                                                                           63,739
      21,318         QUALCOMM INCORPORATED                                                                          769,793
       2,021         RAMBUS INCORPORATED+                                                                            35,509
       4,357         RF MICRO DEVICES INCORPORATED+                                                                  23,963
       2,972         ROCKWELL COLLINS INCORPORATED                                                                  136,861
       1,017         ROGERS CORPORATION+                                                                             46,436
      10,522         SANMINA-SCI CORPORATION+                                                                        58,397
      11,974         SANYO ELECTRIC COMPANY LIMITED<<                                                               201,055
       2,462         SCIENTIFIC-ATLANTA INCORPORATED                                                                 76,076
       1,370         SEMTECH CORPORATION+<<                                                                          26,797
       2,151         SILICON IMAGE INCORPORATED+                                                                     24,780
         938         SILICON LABORATORIES INCORPORATED+                                                              32,924
       2,914         SKYWORKS SOLUTIONS INCORPORATED+                                                                21,156
       1,079         SOHU.COM INCORPORATED+                                                                          19,325
      13,480         SOLECTRON CORPORATION+                                                                          66,726
       7,559         SONY CORPORATION ADR                                                                           285,655
       1,618         SPATIALIGHT INCORPORATED+<<                                                                      8,252
       2,901         TDK CORPORATION ADR                                                                            209,887
      13,057         TELEFONAKTIEBOLAGET LM ERICSSON
                        ADR+<<                                                                                      382,701
       8,827         TELLABS INCORPORATED+                                                                           62,583
      23,284         TEXAS INSTRUMENTS INCORPORATED                                                                 616,327
       2,069         THOMAS & BETTS CORPORATION+                                                                     64,305
       3,387         TRIQUINT SEMICONDUCTOR INCORPORATED+                                                            11,685
       1,122         VARIAN SEMICONDUCTOR EQUIPMENT
                     ASSOCIATES INCORPORATED+                                                                        44,700

                                                   PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK 2040 FUND                      FEBRUARY 28, 2005
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                                VALUE
COMMON STOCK - (CONTINUED)
       3,879         VISHAY INTERTECHNOLOGY INCORPORATED+<<                                                   $      50,621
         750         WHIRLPOOL CORPORATION                                                                           47,813
       5,132         XILINX INCORPORATED                                                                            154,986
       1,217         ZORAN CORPORATION+                                                                              13,034

                                                                                                                 19,140,578
                                                                                                              -------------

ENGINEERING, ACCOUNTING, RESEARCH
MANAGEMENT & RELATED SERVICES - 0.57%
       1,045         AFFYMETRIX INCORPORATED+<<                                                                      44,653
         804         AMERICAN HEALTHCORP+<<                                                                          27,320
       2,287         AMYLIN PHARMACEUTICALS INCORPORATED+<<                                                          48,988
       1,948         APPLERA CORPORATION-CELERA
                        GENOMICS GROUP+                                                                              21,642
       5,067         BEARINGPOINT INCORPORATED+                                                                      39,827
       1,206         CDI CORPORATION                                                                                 25,097
       2,306         CELGENE CORPORATION+<<                                                                          63,127
         931         CEPHALON INCORPORATED+<<                                                                        45,684
       1,757         CORNELL COMPANIES INCORPORATED+                                                                 25,055
         866         CORPORATE EXECUTIVE BOARD COMPANY                                                               54,168
       4,735         CURAGEN CORPORATION+<<                                                                          26,185
       1,320         CV THERAPEUTICS INCORPORATED+<<                                                                 28,948
       1,294         ERESEARCH TECHNOLOGY INCORPORATED+                                                              20,148
       1,414         FLUOR CORPORATION                                                                               88,728
       1,235         GEN-PROBE INCORPORATED+<<                                                                       62,874
       1,537         ICOS CORPORATION+                                                                               33,998
     117,309         INVENSYS PLC                                                                                    79,066
       2,055         MOODY'S CORPORATION<<                                                                          172,435
       1,589         NAVIGANT CONSULTING INCORPORATED+<<                                                             40,917
       1,153         OMNICELL INCORPORATED+                                                                           7,494
       4,780         PAYCHEX INCORPORATED                                                                           152,625
       1,215         QUEST DIAGNOSTICS INCORPORATED<<                                                               120,771
         873         RESOURCES CONNECTION INCORPORATED+<<                                                            43,440
      10,589         SERVICEMASTER COMPANY                                                                          140,728
       1,582         TELIK INCORPORATED+<<                                                                           29,868

                                                                                                                  1,443,786
                                                                                                              -------------

FABRICATED METAL PRODUCTS, EXCEPT
MACHINERY & TRANSPORTATION
EQUIPMENT - 0.42%
       1,103         AMERON INTERNATIONAL CORPORATION                                                                38,737
       1,504         BALL CORPORATION                                                                                66,778
       1,250         COMPX INTERNATIONAL INCORPORATED                                                                20,850
       1,759         CRANE COMPANY                                                                                   52,418
       1,876         FORTUNE BRANDS INCORPORATED                                                                    151,956
       3,523         ILLINOIS TOOL WORKS INCORPORATED                                                               316,189
       6,706         MASCO CORPORATION<<                                                                            226,126
       1,067         METALS USA INCORPORATED+                                                                        26,003
         981         NCI BUILDING SYSTEMS INCORPORATED+<<                                                            36,670
       2,077         SNAP-ON INCORPORATED                                                                            68,749
       1,518         TASER INTERNATIONAL INCORPORATED+<<                                                             19,749
       1,671         WATER PIK TECHNOLOGIES INCORPORATED+                                                            31,465

                                                                                                                  1,055,690
                                                                                                              -------------

FINANCIAL SERVICES - 0.03%
       4,932         JANUS CAPITAL GROUP INCORPORATED                                                                69,196
                                                                                                              -------------

SHARES               SECURITY NAME                                                                                VALUE
FOOD & KINDRED PRODUCTS - 3.10%
       1,088         AMERICAN ITALIAN PASTA COMPANY
                        CLASS A<<                                                                             $      29,376
      12,403         ANHEUSER-BUSCH COMPANIES
                        INCORPORATED                                                                                588,522
       9,393         ARCHER-DANIELS-MIDLAND COMPANY                                                                 226,371
       9,517         CADBURY SCHWEPPES PLC ADR                                                                      377,539
       4,471         CAMPBELL SOUP COMPANY                                                                          123,847
      32,474         COCA-COLA COMPANY                                                                            1,389,887
       4,143         COCA-COLA ENTERPRISES INCORPORATED                                                              88,453
       7,404         CONAGRA FOODS INCORPORATED                                                                     202,277
       2,015         DEL MONTE FOODS COMPANY+                                                                        21,339
       6,283         DIAGEO PLC ADR                                                                                 359,827
       3,610         GENERAL MILLS INCORPORATED                                                                     189,056
      17,621         GROUPE DANONE ADR<<                                                                            350,658
         502         HANSEN NATURAL CORPORATION+                                                                     21,973
       2,460         HERSHEY FOODS CORPORATION                                                                      154,980
       4,250         HJ HEINZ COMPANY                                                                               159,970
       2,999         HORMEL FOODS CORPORATION                                                                        93,419
       1,563         JM SMUCKER COMPANY                                                                              76,837
       3,747         KELLOGG COMPANY                                                                                164,868
      28,187         KIRIN BREWERY COMPANY LIMITED                                                                  289,199
       3,535         KRAFT FOODS INCORPORATED CLASS A                                                               118,246
       2,931         MCCORMICK & COMPANY INCORPORATED                                                               111,349
       1,701         MGP INGREDIENTS INCORPORATED                                                                    13,047
         248         MOLSON COORS BREWING COMPANY                                                                    17,243
      12,671         NESTLE SA ADR                                                                                  882,211
       3,290         PEPSI BOTTLING GROUP INCORPORATED                                                               89,554
       3,445         PEPSIAMERICAS INCORPORATED                                                                      78,374
      21,794         PEPSICO INCORPORATED                                                                         1,173,825
      10,933         SARA LEE CORPORATION                                                                           244,899
       4,474         TYSON FOODS INCORPORATED CLASS A                                                                76,147
       2,240         WM WRIGLEY JR COMPANY                                                                          149,094

                                                                                                                  7,862,387
                                                                                                              -------------

FOOD STORES - 0.74%
       5,159         ALBERTSON'S INCORPORATED                                                                       115,510
      10,134         COLES MYER LIMITED ADR<<                                                                       614,931
      12,798         KONINKLIJKE AHOLD NV ADR+                                                                      115,822
       9,968         KROGER COMPANY+                                                                                179,324
       5,646         STARBUCKS CORPORATION+                                                                         292,519
      25,880         TESCO PLC ADR<<                                                                                456,386
         930         WHOLE FOODS MARKET INCORPORATED<<                                                               95,623
       1,683         WINN-DIXIE STORES INCORPORATED+<<                                                                1,018

                                                                                                                  1,871,133
                                                                                                              -------------

FORESTRY - 0.08%
       2,946         WEYERHAEUSER COMPANY                                                                           197,176
                                                                                                              -------------

FURNITURE & FIXTURES - 0.17%
       1,928         HERMAN MILLER INCORPORATED                                                                      55,873
       1,221         HILLENBRAND INDUSTRIES INCORPORATED                                                             68,877
       1,477         HNI CORPORATION                                                                                 64,427
         853         HOOKER FURNITURE CORPORATION                                                                    22,161
       3,982         LEGGETT & PLATT INCORPORATED                                                                   110,182
       4,086         NEWELL RUBBERMAID INCORPORATED                                                                  91,077
       1,129         SELECT COMFORT CORPORATION+<<                                                                   23,257

                                                                                                                    435,854
                                                                                                              -------------

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2005                                WELLS FARGO OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                                VALUE
COMMON STOCK - (CONTINUED)

GENERAL MERCHANDISE STORES - 0.72%
       3,110         BIG LOTS INCORPORATED+<<                                                                 $      36,294
       5,264         DOLLAR GENERAL CORPORATION                                                                     111,755
       2,855         FAMILY DOLLAR STORES INCORPORATED                                                               93,986
       2,525         FEDERATED DEPARTMENT STORES
                        INCORPORATED                                                                                142,536
       2,606         FOOT LOCKER INCORPORATED<<                                                                      71,144
       1,721         FRED'S INCORPORATED                                                                             28,999
       3,245         JC PENNEY COMPANY INCORPORATED                                                                 144,370
         770         KMART HOLDING CORPORATION+<<                                                                    75,052
       4,343         MAY DEPARTMENT STORES COMPANY                                                                  149,877
       3,301         SEARS ROEBUCK & COMPANY                                                                        164,819
      12,138         TARGET CORPORATION                                                                             616,853
       7,490         TJX COMPANIES INCORPORATED                                                                     182,906

                                                                                                                  1,818,591
                                                                                                              -------------

HEALTH SERVICES - 0.66%
         452         AMEDISYS INCORPORATED+                                                                          14,437
       4,553         BIOGEN IDEC INCORPORATED+<<                                                                    175,973
       6,402         CAREMARK RX INCORPORATED+                                                                      245,069
       1,332         COVANCE INCORPORATED+                                                                           58,222
       1,425         DAVITA INCORPORATED+                                                                            60,192
       1,265         ENZON PHARMACEUTICALS INCORPORATED+                                                             13,599
       6,410         HCA INCORPORATED                                                                               302,616
       4,215         HEALTH MANAGEMENT ASSOCIATION
                        INCORPORATED CLASS A                                                                         96,818
       3,414         HUMAN GENOME SCIENCES INCORPORATED+                                                             38,100
       2,117         LABORATORY CORPORATION OF AMERICA
                        HOLDINGS+                                                                                   101,383
         991         LCA-VISION INCORPORATED                                                                         28,660
       1,553         LINCARE HOLDINGS INCORPORATED+<<                                                                63,021
       1,486         MANOR CARE INCORPORATED                                                                         50,628
       1,064         NEIGHBORCARE INCORPORATED+                                                                      31,994
       2,417         ODYSSEY HEALTHCARE INCORPORATED+                                                                27,191
         559         PEDIATRIX MEDICAL GROUP INCORPORATED+                                                           38,308
       1,523         RENAL CARE GROUP INCORPORATED+                                                                  60,006
         882         SIERRA HEALTH SERVICES INCORPORATED+<<                                                          54,296
       6,266         TENET HEALTHCARE CORPORATION+<<                                                                 68,362
       1,265         TRIAD HOSPITALS INCORPORATED+                                                                   55,243
       1,149         UNITED SURGICAL PARTNERS INTERNATIONAL
                        INCORPORATED+                                                                                47,178
       1,054         UNIVERSAL HEALTH SERVICES CLASS B                                                               49,749

                                                                                                                  1,681,045
                                                                                                              -------------

HOLDING & OTHER INVESTMENT OFFICES - 1.70%
       1,762         4KIDS ENTERTAINMENT INCORPORATED+<<                                                             34,429
       3,536         ACADIA REALTY TRUST                                                                             56,222
       1,616         AMERICAN HOME MORTGAGE INVESTMENT
                        CORPORATION                                                                                  50,338
       5,364         ARCHSTONE-SMITH TRUST                                                                          181,464
       2,461         BEDFORD PROPERTY INVESTORS                                                                      57,366
       2,351         BOSTON PROPERTIES INCORPORATED<<                                                               140,590
       1,665         CAPITAL TRUST INCORPORATED NY CLASS A                                                           53,813
       2,923         CAPSTEAD MORTGAGE CORPORATION<<                                                                 27,652
       3,661         CEDAR SHOPPING CENTERS INCORPORATED                                                             52,279
       2,356         CORPORATE OFFICE PROPERTIES TRUST
                        SBI MD                                                                                       62,316

SHARES               SECURITY NAME                                                                                VALUE
       2,018         CORRECTIONAL PROPERTIES TRUST                                                            $      53,033
       5,109         CRESCENT REAL ESTATE EQUITIES COMPANY                                                           83,277
       4,923         DUKE REALTY CORPORATION                                                                        155,961
       1,414         EASTGROUP PROPERTIES INCORPORATED                                                               54,778
       2,123         ENTERTAINMENT PROPERTIES TRUST                                                                  87,043
       2,526         EQUITY LIFESTYLE PROPERTIES
                        INCORPORATED<<                                                                               84,874
       5,834         EQUITY OFFICE PROPERTIES TRUST                                                                 176,012
       4,653         EQUITY RESIDENTIAL                                                                             152,665
       2,989         FELCOR LODGING TRUST INCORPORATED+                                                              37,482
       3,539         GENERAL GROWTH PROPERTIES INCORPORATED                                                         123,511
         980         HEADWATERS INCORPORATED+<<                                                                      31,517
       2,272         HERITAGE PROPERTY INVESTMENT TRUST                                                              69,637
       8,033         HOST MARRIOTT CORPORATION<<                                                                    128,367
       1,915         IMPAC MORTGAGE HOLDINGS INCORPORATED<<                                                          36,864
       3,190         ISTAR FINANCIAL INCORPORATED                                                                   135,543
       1,714         KILROY REALTY CORPORATION                                                                       72,348
       3,071         KIMCO REALTY CORPORATION                                                                       163,101
       1,912         KRAMONT REALTY TRUST                                                                            44,569
       1,602         LASALLE HOTEL PROPERTIES                                                                        48,284
       2,773         MID-AMERICA APARTMENT COMMUNITIES
                        INCORPORATED                                                                                104,154
      45,147         MITSUBISHI TOKYO FINANCIAL GROUP
                        INCORPORATED ADR                                                                            413,998
       1,723         NATIONAL HEALTH INVESTORS INCORPORATED                                                          44,763
         823         NOVASTAR FINANCIAL INCORPORATED<<                                                               29,291
       1,418         PARKWAY PROPERTIES INCORPORATED                                                                 66,689
       1,965         PENNSYLVANIA REAL ESTATE
                        INVESTMENT TRUST                                                                             79,779
       4,204         PLUM CREEK TIMBER COMPANY                                                                      157,860
       2,674         PUBLIC STORAGE INCORPORATED<<                                                                  145,893
       1,904         RAIT INVESTMENT TRUST                                                                           51,122
       1,423         RAMCO-GERSHENSON PROPERTIES                                                                     40,271
         658         REDWOOD TRUST INCORPORATED<<                                                                    37,466
       1,634         SAUL CENTERS INCORPORATED                                                                       56,373
       2,908         SIMON PROPERTY GROUP INCORPORATED<<                                                            180,180
       1,598         SOVRAN SELF STORAGE INCORPORATED<<                                                              65,406
       3,326         TANGER FACTORY OUTLET CENTERS
                        INCORPORATED                                                                                 79,325
       2,893         TOWN & COUNTRY TRUST                                                                            77,012
       3,691         TRUSTREET PROPERTIES INCORPORATED                                                               65,331
       2,423         VORNADO REALTY TRUST                                                                           166,460

                                                                                                                  4,316,708
                                                                                                              -------------

HOME FURNITURE, FURNISHINGS &
EQUIPMENT STORES - 0.22%
       4,143         BED BATH & BEYOND INCORPORATED+<<                                                              155,445
       3,712         BEST BUY COMPANY INCORPORATED<<                                                                200,522
       3,004         CIRCUIT CITY STORES INCORPORATED                                                                46,953
       1,069         COST PLUS INCORPORATED+                                                                         30,071
       2,664         RADIO SHACK CORPORATION                                                                         78,748
       1,467         WILLIAMS-SONOMA INCORPORATED+                                                                   50,890

                                                                                                                    562,629
                                                                                                              -------------

HOTELS, ROOMING HOUSES, CAMPS &
OTHER LODGE PLACES - 0.28%
       1,228         EMPIRE RESORTS INCORPORATED+<<                                                                  13,870
       7,778         HILTON HOTELS CORPORATION                                                                      163,805

                                                   PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK 2040 FUND                      FEBRUARY 28, 2005
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                                VALUE
COMMON STOCK - (CONTINUED)
         805         MANDALAY RESORT GROUP                                                                    $      57,050
       2,912         MARRIOTT INTERNATIONAL INCORPORATED
                        CLASS A                                                                                     186,659
       1,502         MGM MIRAGE+                                                                                    111,403
       2,902         STARWOOD HOTELS & RESORTS WORLDWIDE
                        INCORPORATED                                                                                166,111

                                                                                                                    698,898
                                                                                                              -------------

INDUSTRIAL & COMMERCIAL MACHINERY &
COMPUTER EQUIPMENT - 4.25%
       9,988         3M COMPANY                                                                                     838,393
       1,091         ACTUANT CORPORATION CLASS A+                                                                    58,969
       2,625         AMERICAN STANDARD COMPANIES
                        INCORPORATED                                                                                120,225
      10,416         APPLE COMPUTER INCORPORATED+                                                                   467,262
      22,138         APPLIED MATERIALS INCORPORATED+                                                                387,415
       4,536         BAKER HUGHES INCORPORATED                                                                      214,462
       1,190         BLACK & DECKER CORPORATION<<                                                                    98,675
         855         BLACK BOX CORPORATION                                                                           33,302
       6,171         BROCADE COMMUNICATIONS SYSTEMS
                        INCORPORATED+                                                                                38,260
       2,166         BROOKS AUTOMATION INCORPORATED+                                                                 39,226
         895         CASCADE CORPORATION                                                                             32,130
       4,284         CATERPILLAR INCORPORATED                                                                       407,194
       1,134         CDW CORPORATION<<                                                                               65,171
      89,397         CISCO SYSTEMS INCORPORATED+                                                                  1,557,296
       1,082         COOPER CAMERON CORPORATION+                                                                     62,421
       3,294         DEERE & COMPANY                                                                                234,236
      33,158         DELL INCORPORATED+                                                                           1,329,304
       1,137         DIEBOLD INCORPORATED                                                                            60,682
       1,669         DOT HILL SYSTEMS CORPORATION+                                                                   10,531
       2,906         DOVER CORPORATION                                                                              112,375
      31,888         EMC CORPORATION+                                                                               403,702
       2,706         EMULEX CORPORATION+                                                                             45,731
         596         ENGINEERED SUPPORT SYSTEMS
                        INCORPORATED                                                                                 32,947
         665         EQUINIX INCORPORATED+                                                                           29,120
       2,272         FLOWSERVE CORPORATION+                                                                          56,777
       7,604         GATEWAY INCORPORATED+                                                                           35,739
       4,333         GRANT PRIDECO INCORPORATED+                                                                    104,685
       3,067         HITACHI LIMITED ADR<<                                                                          194,141
       2,922         JOY GLOBAL INCORPORATED                                                                        107,383
       7,255         JUNIPER NETWORKS INCORPORATED+<<                                                               156,273
      11,336         KOMATSU LIMITED ADR                                                                            340,889
       2,459         LAM RESEARCH CORPORATION+<<                                                                     77,311
       1,604         LEXMARK INTERNATIONAL INCORPORATED+                                                            128,529
       1,957         LINDSAY MANUFACTURING COMPANY                                                                   45,481
      32,684         MAKITA CORPORATION<<                                                                           624,591
       1,240         MANITOWOC COMPANY INCORPORATED                                                                  51,088
      22,710         NEC CORPORATION ADR                                                                            146,479
       1,464         NORDSON CORPORATION                                                                             58,545
       3,026         PALL CORPORATION                                                                                81,914
       1,080         PALMONE INCORPORATED+<<                                                                         25,726
       1,737         PARKER HANNIFIN CORPORATION                                                                    114,295
       2,315         PENTAIR INCORPORATED                                                                            95,934
       2,735         PITNEY BOWES INCORPORATED                                                                      125,427
       2,107         ROBBINS & MYERS INCORPORATED<<                                                                  50,568

SHARES               SECURITY NAME                                                                                VALUE
       2,549         SANDISK CORPORATION+                                                                     $      68,517
       1,873         SCIENTIFIC GAMES CORPORATION
                        CLASS A+<<                                                                                   48,174
       7,802         SIEMENS AG<<                                                                                   608,868
       1,804         SMITH INTERNATIONAL INCORPORATED<<                                                             115,925
       1,443         SPX CORPORATION                                                                                 64,242
       1,281         STANLEY WORKS                                                                                   59,246
       2,411         STORAGE TECHNOLOGY CORPORATION+                                                                 76,670
       4,304         SYMBOL TECHNOLOGIES INCORPORATED<<                                                              76,310
       1,390         TENNANT COMPANY                                                                                 54,627
       1,140         TEREX CORPORATION+                                                                              51,528
         520         TORO COMPANY                                                                                    45,089
         711         TRANSACT TECHNOLOGIES INCORPORATED+                                                             12,649
       2,378         VARIAN MEDICAL SYSTEMS INCORPORATED+                                                            85,442
       4,518         WESTERN DIGITAL CORPORATION+                                                                    50,873
       1,123         ZEBRA TECHNOLOGIES CORPORATION
                        CLASS A+<<                                                                                   56,004

                                                                                                                 10,774,968
                                                                                                              -------------

INSURANCE AGENTS, BROKERS &
SERVICE - 0.41%
       4,803         AON CORPORATION<<                                                                              117,721
       1,257         HILB, ROGAL & HAMILTON COMPANY                                                                  43,128
       1,577         JEFFERSON-PILOT CORPORATION                                                                     77,210
         973         LABONE INCORPORATED+<<                                                                          35,028
       7,413         MARSH & MCLENNAN COMPANIES
                        INCORPORATED                                                                                242,034
       3,840         MEDCO HEALTH SOLUTIONS INCORPORATED+                                                           170,573
       5,750         METLIFE INCORPORATED<<                                                                         235,980
       1,288         NATIONAL FINANCIAL PARTNERS CORPORATION                                                         50,876
       4,604         UNUMPROVIDENT CORPORATION<<                                                                     77,900

                                                                                                                  1,050,450
                                                                                                              -------------

INSURANCE CARRIERS - 3.99%
       2,640         AEGON NV<<                                                                                      37,958
       2,007         AETNA INCORPORATED<<                                                                           293,062
       6,886         AFLAC INCORPORATED                                                                             263,940
         148         ALLEGHANY CORPORATION+                                                                          40,552
      17,718         ALLIANZ AG ADR<<                                                                               223,247
       1,375         ALLMERICA FINANCIAL CORPORATION+                                                                49,225
       8,902         ALLSTATE CORPORATION                                                                           477,859
       1,342         AMBAC FINANCIAL GROUP INCORPORATED                                                             104,381
      30,205         AMERICAN INTERNATIONAL GROUP
                        INCORPORATED                                                                              2,017,694
       1,029         AMERICAN NATIONAL INSURANCE COMPANY                                                            112,305
      10,639         AXA ADR<<                                                                                      285,338
       1,770         CENTENE CORPORATION+                                                                            59,047
       2,299         CHUBB CORPORATION<<                                                                            181,874
       1,720         CIGNA CORPORATION                                                                              156,176
       3,122         CINCINNATI FINANCIAL CORPORATION<<                                                             139,647
       2,746         FIDELITY NATIONAL FINANCIAL INCORPORATED                                                       121,483
       3,923         HARTFORD FINANCIAL SERVICES GROUP
                        INCORPORATED                                                                                282,260
       2,339         HEALTH NET INCORPORATED+                                                                        69,936
      18,464         ING GROEP NV ADR                                                                               566,476
       1,319         KANSAS CITY LIFE INSURANCE COMPANY                                                              62,982
         754         LANDAMERICA FINANCIAL GROUP
                        INCORPORATED                                                                                 41,274
       2,330         LINCOLN NATIONAL CORPORATION                                                                   109,160

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2005                                WELLS FARGO OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                                VALUE
COMMON STOCK - (CONTINUED)
       2,449         LOEWS CORPORATION                                                                        $     174,565
         222         MARKEL CORPORATION+                                                                             79,365
       1,832         MBIA INCORPORATED<<                                                                            107,355
       1,200         MERCURY GENERAL CORPORATION                                                                     65,832
       1,202         MGIC INVESTMENT CORPORATION                                                                     75,413
       2,724         MILLEA HOLDINGS INCORPORATED<<                                                                 199,860
       4,063         OLD REPUBLIC INTERNATIONAL CORPORATION                                                          97,471
       1,481         PACIFICARE HEALTH SYSTEMS
                        INCORPORATED+<<                                                                              94,014
         953         PHILADELPHIA CONSOLIDATED HOLDING
                        CORPORATION+<<                                                                               72,409
       1,533         PMI GROUP INCORPORATED                                                                          61,703
       4,050         PRINCIPAL FINANCIAL GROUP INCORPORATED                                                         158,031
       2,925         PROGRESSIVE CORPORATION                                                                        254,768
       7,375         PRUDENTIAL FINANCIAL INCORPORATED                                                              420,375
       1,870         RADIAN GROUP INCORPORATED                                                                       90,377
       1,986         SAFECO CORPORATION<<                                                                            94,712
       8,899         ST. PAUL COMPANIES INCORPORATED                                                                341,010
         531         STANCORP FINANCIAL GROUP INCORPORATED                                                           46,245
       2,006         STEWART & STEVENSON SERVICES
                        CORPORATION                                                                                  42,969
       3,931         SWISS REINSURANCE COMPANY ADR<<                                                                289,394
       2,042         TORCHMARK CORPORATION                                                                          106,409
         820         TRANSATLANTIC HOLDING INCORPORATED                                                              55,022
       8,760         UNITEDHEALTH GROUP INCORPORATED                                                                798,562
       1,719         UNITRIN INCORPORATED                                                                            80,587
       1,179         W.R. BERKLEY CORPORATION                                                                        60,553
       3,918         WELLPOINT INCORPORATED+                                                                        478,231
         701         ZENITH NATIONAL INSURANCE CORPORATION                                                           35,492
       1,754         ZURICH FINANCIAL SERVICES AG ADR+<<                                                             32,429

                                                                                                                 10,109,029
                                                                                                              -------------

JUSTICE, PUBLIC ORDER & SAFETY - 0.03%
       1,196         CORRECTIONS CORPORATION OF AMERICA+                                                             45,018
         785         GEO GROUP INCORPORATED+                                                                         22,537

                                                                                                                     67,555
                                                                                                              -------------

LEATHER & LEATHER PRODUCTS - 0.08%
         902         BROWN SHOE COMPANY INCORPORATED                                                                 30,127
       2,963         COACH INCORPORATED+                                                                            164,535

                                                                                                                    194,662
                                                                                                              -------------

LUMBER & WOOD PRODUCTS, EXCEPT
FURNITURE - 0.10%
       2,255         COACHMEN INDUSTRIES INCORPORATED                                                                33,802
       3,575         GEORGIA-PACIFIC CORPORATION<<                                                                  128,021
       1,320         LOUISIANA-PACIFIC CORPORATION<<                                                                 34,676
       1,230         SKYLINE CORPORATION                                                                             47,171

                                                                                                                    243,670
                                                                                                              -------------

MEASURING, ANALYZING & CONTROLLING
INSTRUMENTS: PHOTOGRAPHIC, MEDICAL
& OPTICAL GOODS - 2.65%
       1,007         ABAXIS INCORPORATED+<<                                                                          11,117
       1,372         ADVANCED MEDICAL OPTICS
                        INCORPORATED+<<                                                                              52,067

SHARES               SECURITY NAME                                                                                VALUE
         857         ADVANCED NEUROMODULATION SYSTEMS
                        INCORPORATED+<<                                                                       $      25,282
       9,155         ADVANTEST CORPORATION ADR                                                                      197,748
       7,081         AGILENT TECHNOLOGIES INCORPORATED+                                                             169,944
       2,055         ALIGN TECHNOLOGY INCORPORATED+<<                                                                15,556
       1,859         ALLERGAN INCORPORATED<<                                                                        139,760
       3,469         APPLERA CORPORATION-APPLIED
                        BIOSYSTEMS GROUP                                                                             71,253
         599         ARMOR HOLDINGS INCORPORATED+<<                                                                  23,912
         701         ARTHROCARE CORPORATION+<<                                                                       20,203
         932         BAUSCH & LOMB INCORPORATED                                                                      65,976
       8,132         BAXTER INTERNATIONAL INCORPORATED                                                              289,987
       1,149         BECKMAN COULTER INCORPORATED                                                                    80,947
       3,654         BECTON DICKINSON & COMPANY                                                                     218,765
       3,793         BIOMET INCORPORATED<<                                                                          160,140
       8,896         BOSTON SCIENTIFIC CORPORATION+                                                                 290,543
       1,748         C.R. BARD INCORPORATED                                                                         116,242
         310         COOPER COMPANIES INCORPORATED                                                                   25,529
       2,486         CREDENCE SYSTEMS CORPORATION+<<                                                                 21,802
         841         CYBERONICS INCORPORATED+<<                                                                      31,529
         920         CYBEROPTICS CORPORATION+                                                                        12,558
       3,339         DANAHER CORPORATION                                                                            180,874
       4,061         EASTMAN KODAK COMPANY                                                                          138,033
         737         FARO TECHNOLOGIES INCORPORATED+<<                                                               19,494
       1,385         FEI COMPANY+                                                                                    34,279
       1,668         FISHER SCIENTIFIC INTERNATIONAL
                        INCORPORATED+<<                                                                             101,164
       9,050         FUJI PHOTO FILM COMPANY
                        LIMITED ADR<<                                                                               341,828
       4,074         GUIDANT CORPORATION                                                                            298,991
         967         HOLOGIC INCORPORATED+                                                                           35,731
       1,094         INTEGRA LIFESCIENCES HOLDINGS+<<                                                                40,576
       1,121         INTUITIVE SURGICAL INCORPORATED+<<                                                              52,855
       1,084         KEITHLEY INSTRUMENTS INCORPORATED                                                               17,951
         673         KENSEY NASH CORPORATION+<<                                                                      21,799
         727         LASERSCOPE+                                                                                     24,376
         770         MEASUREMENT SPECIALTIES INCORPORATED+                                                           19,481
      15,643         MEDTRONIC INCORPORATED                                                                         815,313
       1,377         MENTOR CORPORATION                                                                              47,672
         836         MILLIPORE CORPORATION+                                                                          37,837
       8,507         OLYMPUS CORPORATION ADR                                                                        187,621
       2,508         PERKINELMER INCORPORATED                                                                        55,627
       1,019         PHOTON DYNAMICS INCORPORATED+                                                                   23,692
         900         POSSIS MEDICAL INCORPORATED+                                                                     8,478
       5,810         RAYTHEON COMPANY                                                                               222,174
         883         RESMED INCORPORATED+<<                                                                          52,053
       2,261         RICOH COMPANY LIMITED ADR                                                                      210,956
       2,883         ROCKWELL AUTOMATION INCORPORATED                                                               179,178
       4,802         ST. JUDE MEDICAL INCORPORATED+                                                                 187,758
       4,162         STRYKER CORPORATION                                                                            206,685
       1,724         SYBRON DENTAL SPECIALTIES INCORPORATED+                                                         61,581
       1,125         TECHNE CORPORATION+<<                                                                           38,351
       1,762         TEKTRONIX INCORPORATED                                                                          50,957
       3,038         TERADYNE INCORPORATED+<<                                                                        46,846
       3,189         THERMO ELECTRON CORPORATION+                                                                    87,570
       5,388         THERMOGENESIS+                                                                                  29,419

                                                   PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK 2040 FUND                      FEBRUARY 28, 2005
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                                VALUE
COMMON STOCK - (CONTINUED)
       1,572         TRIMBLE NAVIGATION LIMITED+                                                              $      56,623
         486         UNITED INDUSTRIAL CORPORATION NEW YORK                                                          16,038
       1,350         VARIAN INCORPORATED+                                                                            57,578
       1,572         VIASYS HEALTHCARE INCORPORATED+                                                                 32,525
         917         VISX INCORPORATED+                                                                              22,155
       1,999         WATERS CORPORATION+                                                                             97,651
       1,227         WRIGHT MEDICAL GROUP INCORPORATED+<<                                                            31,276
      12,128         XEROX CORPORATION+                                                                             189,197
       3,213         ZIMMER HOLDINGS INCORPORATED+<<                                                                275,997
         737         ZOLL MEDICAL CORPORATION+                                                                       22,302

                                                                                                                  6,719,402
                                                                                                              -------------

MEDICAL EQUIPMENT & SUPPLIES - 0.01%
       1,938         WILSON GREATBATCH TECHNOLOGIES
                        INCORPORATED+                                                                                33,973
                                                                                                              -------------

MEDICAL MANAGEMENT SERVICES - 0.04%
       1,724         COVENTRY HEALTH CARE INCORPORATED+                                                             108,784
                                                                                                              -------------

MEMBERSHIP ORGANIZATIONS - 0.01%
       1,202         BRIGHTPOINT INCORPORATED+                                                                       21,660
                                                                                                              -------------

METAL MINING - 0.47%
         722         CLEVELAND CLIFFS INCORPORATED<<                                                                 58,013
       2,433         FREEPORT-MCMORAN COPPER & GOLD
                        INCORPORATED CLASS B                                                                        101,748
       5,290         NEWMONT MINING CORPORATION                                                                     238,156
       1,403         PHELPS DODGE CORPORATION<<                                                                     149,349
       4,092         RIO TINTO PLC ADR                                                                              579,305
       1,234         ROYAL GOLD INCORPORATED                                                                         21,755
         395         SOUTHERN PERU COPPER CORPORATION<<                                                              24,850
       2,009         STILLWATER MINING COMPANY+                                                                      22,862

                                                                                                                  1,196,038
                                                                                                              -------------

MINING & QUARRYING OF NONMETALLIC
MINERALS, EXCEPT FUELS - 0.04%
       1,754         VULCAN MATERIALS COMPANY                                                                       101,486
                                                                                                              -------------

MISCELLANEOUS MANUFACTURING
INDUSTRIES - 1.60%
       2,086         EATON CORPORATION                                                                              145,498
       4,376         HASBRO INCORPORATED                                                                             92,421
      40,020         HEWLETT-PACKARD COMPANY                                                                        832,416
       1,382         ITT INDUSTRIES INCORPORATED                                                                    121,547
         702         JAKKS PACIFIC INCORPORATED+                                                                     13,879
      38,032         JOHNSON & JOHNSON                                                                            2,494,899
       1,875         LEAPFROG ENTERPRISES INCORPORATED+<<                                                            19,688
       6,354         MATTEL INCORPORATED                                                                            132,926
         799         RC2 CORPORATION+<<                                                                              24,713
       2,572         RUSS BERRIE AND COMPANY
                        INCORPORATED<<                                                                               58,539
       1,230         STEINWAY MUSICAL INSTRUMENTS+                                                                   33,308
       2,469         TIFFANY & COMPANY                                                                               74,440

                                                                                                                  4,044,274
                                                                                                              -------------

MISCELLANEOUS RETAIL - 1.60%
       1,435         ACTION PERFORMANCE COMPANIES
                        INCORPORATED<<                                                                               20,836
       4,471         AMAZON.COM INCORPORATED+<<                                                                     157,290

SHARES               SECURITY NAME                                                                                VALUE
         816         BLAIR CORPORATION                                                                        $      26,765
       6,231         COSTCO WHOLESALE CORPORATION                                                                   290,302
       5,341         CVS CORPORATION                                                                                266,142
         878         DICK'S SPORTING GOODS
                        INCORPORATED+<<                                                                              31,476
       1,111         DILLARDS INCORPORATED CLASS A                                                                   25,886
       2,315         DOLLAR TREE STORES INCORPORATED+<<                                                              62,389
       1,312         EXPRESS SCRIPTS INCORPORATED+<<                                                                 98,781
       2,118         HANCOCK FABRICS INCORPORATED                                                                    18,215
       2,498         MICHAELS STORES INCORPORATED                                                                    79,661
       6,049         OFFICE DEPOT INCORPORATED+                                                                     116,443
         325         OVERSTOCK.COM INCORPORATED+<<                                                                   17,451
       2,736         PETSMART INCORPORATED                                                                           83,448
       1,315         PRICELINE.COM INCORPORATED+<<                                                                   29,548
      11,227         RITE AID CORPORATION+<<                                                                         39,295
       7,466         STAPLES INCORPORATED                                                                           235,328
       2,943         TOYS R US INCORPORATED+                                                                         67,307
      33,316         WAL-MART STORES INCORPORATED                                                                 1,719,439
      13,228         WALGREEN COMPANY                                                                               566,555
       1,714         WORLD FUEL SERVICES CORPORATION                                                                 49,106
       1,511         ZALE CORPORATION+<<                                                                             44,952

                                                                                                                  4,046,615
                                                                                                              -------------

MISCELLANEOUS SERVICES - 0.11%
      14,635         ADECCO SA ADR<<                                                                                200,500
       1,457         D&B CORPORATION+<<                                                                              89,547

                                                                                                                    290,047
                                                                                                              -------------

MOTION PICTURES - 0.87%
      42,876         LIBERTY MEDIA CORPORATION CLASS A+                                                             434,763
       1,369         MACROVISION CORPORATION+                                                                        33,198
      57,770         TIME WARNER INCORPORATED+<<                                                                    995,377
      26,933         WALT DISNEY COMPANY                                                                            752,508

                                                                                                                  2,215,846
                                                                                                              -------------

MOTOR FREIGHT TRANSPORTATION &
WAREHOUSING - 0.37%
         998         ARKANSAS BEST CORPORATION                                                                       43,133
       1,349         CNF INCORPORATED                                                                                61,879
       1,146         FORWARD AIR CORPORATION                                                                         50,745
       1,240         HUNT (J.B.) TRANSPORT SERVICES
                        INCORPORATED<<                                                                               58,516
       2,416         LANDSTAR SYSTEM INCORPORATED+<<                                                                 84,753
         894         SCS TRANSPORTATION INCORPORATED+                                                                19,802
       7,193         UNITED PARCEL SERVICE INCORPORATED
                        CLASS B                                                                                     557,386
       1,040         USF CORPORATION<<                                                                               49,712

                                                                                                                    925,926
                                                                                                              -------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 1.68%
         679         ACCREDITED HOME LENDERS HOLDING
                        COMPANY+<<                                                                                   27,174
      14,637         AMERICAN EXPRESS COMPANY                                                                       792,594
       2,354         AMERICREDIT CORPORATION+                                                                        55,460
       3,237         CAPITAL ONE FINANCIAL CORPORATION                                                              248,213
       3,372         CIT GROUP INCORPORATED                                                                         136,060
       7,527         COUNTRYWIDE FINANCIAL CORPORATION                                                              261,563
      12,537         FANNIE MAE                                                                                     732,913

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2005                                WELLS FARGO OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                                VALUE
COMMON STOCK - (CONTINUED)
       1,793         FEDERAL AGRICULTURAL MORTGAGE
                        CORPORATION CLASS C<<                                                                 $      34,569
       1,243         FINANCIAL FEDERAL CORPORATION                                                                   42,361
       8,925         FREDDIE MAC                                                                                    553,350
      15,545         MBNA CORPORATION                                                                               394,377
       8,065         ORIX CORPORATION ADR                                                                           526,241
       5,295         PROVIDIAN FINANCIAL CORPORATION+<<                                                              90,809
       5,886         SLM CORPORATION                                                                                287,237
         449         STUDENT LOAN CORPORATION                                                                        88,588

                                                                                                                  4,271,509
                                                                                                              -------------

OIL & GAS EXTRACTION - 2.86%
       3,518         ANADARKO PETROLEUM CORPORATION                                                                 270,393
       4,638         APACHE CORPORATION                                                                             291,637
       2,594         BJ SERVICES COMPANY                                                                            129,596
       5,632         BURLINGTON RESOURCES INCORPORATED                                                              279,516
       1,347         CABOT OIL AND GAS CORPORATION                                                                   75,419
       1,891         CAL DIVE INTERNATIONAL INCORPORATED+<<                                                          96,025
         711         CALLON PETROLEUM COMPANY+                                                                       11,355
         768         CHENIERE ENERGY INCORPORATED+                                                                   57,139
       3,166         CHESAPEAKE ENERGY CORPORATION                                                                   68,671
       1,717         CIMAREX ENERGY COMPANY+<<                                                                       69,830
       2,447         DENBURY RESOURCES INCORPORATED+                                                                 83,125
       5,642         DEVON ENERGY CORPORATION                                                                       263,989
       1,733         DIAMOND OFFSHORE DRILLING
                        INCORPORATED<<                                                                               85,783
       1,385         EDGE PETROLEUM CORPORATION+                                                                     23,780
       1,569         ENCORE ACQUISITION COMPANY+                                                                     66,761
         558         ENERGY PARTNERS LIMITED+                                                                        14,424
       6,551         ENI SPA ADR<<                                                                                  858,181
       3,434         ENSCO INTERNATIONAL INCORPORATED<<                                                             138,321
       1,947         EOG RESOURCES INCORPORATED                                                                     177,411
       2,068         EQUITABLE RESOURCES INCORPORATED                                                               122,736
       2,469         FX ENERGY INCORPORATED+<<                                                                       31,554
       6,460         HALLIBURTON COMPANY                                                                            284,046
       2,993         HANOVER COMPRESSOR COMPANY+                                                                     39,627
       1,403         KERR-MCGEE CORPORATION                                                                         108,957
       5,336         OCCIDENTAL PETROLEUM CORPORATION                                                               374,961
       1,586         PATINA OIL & GAS CORPORATION                                                                    63,852
       1,019         QUICKSILVER RESOURCES INCORPORATED+<<                                                           50,726
         584         REMINGTON OIL & GAS CORPORATION+                                                                19,459
      18,966         REPSOL YPF SA ADR<<                                                                            518,341
       2,165         ROWAN COMPANIES INCORPORATED+                                                                   68,587
       1,142         SEACOR SMIT INCORPORATED+                                                                       71,889
       9,470         SHELL TRANSPORT & TRADING
                        COMPANY PLC ADR<<                                                                           537,044
       1,112         SOUTHWESTERN ENERGY COMPANY+                                                                    67,832
       1,009         SPINNAKER EXPLORATION COMPANY+                                                                  36,183
       1,449         ST. MARY LAND & EXPLORATION COMPANY                                                             73,725
         905         STONE ENERGY CORPORATION+                                                                       45,458
         904         SWIFT ENERGY COMPANY+<<                                                                         24,580
       1,893         TIDEWATER INCORPORATED                                                                          78,124
       2,373         TODCO+                                                                                          59,776
       8,850         TOTAL SA ADR<<                                                                               1,054,920
       3,799         UNOCAL CORPORATION                                                                             205,526

SHARES               SECURITY NAME                                                                                VALUE
       2,870         VARCO INTERNATIONAL INCORPORATED+                                                        $     108,228
       3,363         XTO ENERGY INCORPORATED                                                                        153,084

                                                                                                                  7,260,571
                                                                                                              -------------

PAPER & ALLIED PRODUCTS - 0.69%
       2,142         BEMIS COMPANY INCORPORATED                                                                      63,917
       1,146         BOWATER INCORPORATED                                                                            44,499
       6,439         BUNZL PLC ADR<<                                                                                311,583
         861         GREIF INCORPORATED CLASS A                                                                      55,621
       6,267         INTERNATIONAL PAPER COMPANY                                                                    234,072
       6,074         KIMBERLY-CLARK CORPORATION                                                                     400,763
       3,479         MEADWESTVACO CORPORATION                                                                       109,101
         184         NEENAH PAPER INCORPORATED<<                                                                      6,469
       1,557         OFFICEMAX INCORPORATED                                                                          49,155
       3,614         PACTIV CORPORATION+                                                                             81,713
       1,897         POPE & TALBOT INCORPORATED                                                                      30,731
       4,491         REXAM PLC ADR                                                                                  198,278
       3,387         SONOCO PRODUCTS COMPANY                                                                         98,494
         735         TEMPLE-INLAND INCORPORATED                                                                      58,947

                                                                                                                  1,743,343
                                                                                                              -------------
PERSONAL SERVICES - 0.17%
       1,337         ANGELICA CORPORATION                                                                            39,535
       2,473         CINTAS CORPORATION                                                                             108,268
       1,185         G & K SERVICES INCORPORATED CLASS A                                                             50,848
       2,305         H & R BLOCK INCORPORATED                                                                       122,857
       1,151         REGIS CORPORATION                                                                               45,349
       4,394         SERVICE CORPORATION INTERNATIONAL US                                                            33,131
         500         UNIFIRST CORPORATION                                                                            20,290

                                                                                                                    420,278
                                                                                                              -------------

PETROLEUM REFINING & RELATED
INDUSTRIES - 4.49%
       1,085         AMERADA HESS CORPORATION<<                                                                     108,934
         971         ASHLAND INCORPORATED                                                                            63,397
      22,469         BP PLC ADR                                                                                   1,458,687
      27,660         CHEVRONTEXACO CORPORATION                                                                    1,717,133
       8,928         CONOCOPHILLIPS                                                                                 990,026
      84,509         EXXONMOBIL CORPORATION                                                                       5,350,265
       1,433         FRONTIER OIL CORPORATION                                                                        45,942
         885         GIANT INDUSTRIES INCORPORATED+                                                                  28,019
       4,916         MARATHON OIL CORPORATION                                                                       232,723
       1,465         MURPHY OIL CORPORATION<<                                                                       146,559
      12,466         ROYAL DUTCH PETROLEUM COMPANY                                                                  786,480
       1,185         SUNOCO INCORPORATED<<                                                                          117,433
       1,461         TESORO PETROLEUM CORPORATION+                                                                   53,955
       3,782         VALERO ENERGY CORPORATION                                                                      269,430

                                                                                                                 11,368,983
                                                                                                              -------------

PRIMARY METAL INDUSTRIES - 0.77%
      11,424         ALCOA INCORPORATED                                                                             366,939
       1,669         ALERIS INTERNATIONAL INCORPORATED+                                                              33,497
       2,359         ALLEGHENY TECHNOLOGIES INCORPORATED                                                             58,055
         738         CARPENTER TECHNOLOGY CORPORATION                                                                49,904
       1,303         COMMSCOPE INCORPORATED+                                                                         19,727
         745         CURTISS-WRIGHT CORPORATION                                                                      41,385
       2,770         ENGELHARD CORPORATION                                                                           83,792
       6,981         JOHNSON MATTHEY PLC ADR                                                                        271,959

                                                    PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK 2040 FUND                       FEBRUARY 28, 2005
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                                VALUE
COMMON STOCK - (CONTINUED)
      12,402         KUBOTA CORPORATION ADR                                                                   $     341,551
         653         LONE STAR TECHNOLOGIES INCORPORATED+                                                            29,587
       1,150         MAVERICK TUBE CORPORATION+                                                                      40,894
       1,971         MUELLER INDUSTRIES INCORPORATED                                                                 62,047
         466         NS GROUP INCORPORATED+                                                                          15,942
       2,108         NUCOR CORPORATION                                                                              131,413
       1,116         OREGON STEEL MILLS INCORPORATED+                                                                32,487
       1,244         PRECISION CASTPARTS CORPORATION                                                                 93,623
       1,121         QUANEX CORPORATION                                                                              65,971
       1,045         STEEL DYNAMICS INCORPORATED                                                                     46,544
         937         TEXAS INDUSTRIES INCORPORATED                                                                   62,498
       1,559         UNITED STATES STEEL CORPORATION                                                                 97,219

                                                                                                                  1,945,034
                                                                                                              -------------

PRINTING, PUBLISHING & ALLIED
INDUSTRIES - 1.09%
       3,826         BELO CORPORATION CLASS A                                                                        90,294
         879         CONSOLIDATED GRAPHICS INCORPORATED+                                                             45,752
       1,490         CSS INDUSTRIES INCORPORATED                                                                     49,110
       1,257         DOW JONES & COMPANY INCORPORATED                                                                46,635
       1,700         ENNIS INCORPORATED                                                                              29,036
         680         EW SCRIPPS COMPANY CLASS A                                                                      31,389
       3,342         GANNETT COMPANY INCORPORATED                                                                   263,182
         959         KNIGHT-RIDDER INCORPORATED                                                                      62,815
         715         MCCLATCHY COMPANY CLASS A                                                                       51,866
       2,121         MCGRAW-HILL COMPANIES INCORPORATED                                                             194,814
         952         MEDIA GENERAL INCORPORATED CLASS A                                                              60,918
       1,224         MEREDITH CORPORATION                                                                            56,169
       2,066         NEW YORK TIMES COMPANY CLASS A                                                                  75,740
         461         PULITZER INCORPORATED                                                                           29,356
       3,309         READERS DIGEST ASSOCIATION INCORPORATED                                                         57,246
       8,593         REED ELSEVIER NV ADR<<                                                                         258,392
       3,088         RR DONNELLEY & SONS COMPANY                                                                    102,552
       5,432         TOPPAN PRINTING COMPANY
                        LIMITED ADR<<                                                                               289,088
       3,468         TRIBUNE COMPANY                                                                                141,252
       1,569         VALASSIS COMMUNICATIONS INCORPORATED+                                                           58,696
      19,820         VIACOM INCORPORATED CLASS B                                                                    691,718
          88         WASHINGTON POST COMPANY CLASS B                                                                 79,024

                                                                                                                  2,765,044
                                                                                                              -------------

RAILROAD TRANSPORTATION - 0.31%
       4,995         BURLINGTON NORTHERN SANTA FE
                        CORPORATION                                                                                 251,098
       3,236         CSX CORPORATION                                                                                133,679
       5,820         NORFOLK SOUTHERN CORPORATION                                                                   208,880
       2,866         UNION PACIFIC CORPORATION                                                                      181,848

                                                                                                                    775,505
                                                                                                              -------------

REAL ESTATE - 0.29%
       2,815         CATELLUS DEVELOPMENT CORPORATION                                                                77,722
      88,492         CITY DEVELOPMENTS LIMITED                                                                      367,711
         791         CONSOLIDATED-TOMOKA LAND COMPANY                                                                34,843
       1,478         JONES LANG LASALLE INCORPORATED+                                                                63,510
         979         NEW CENTURY FINANCIAL CORPORATION                                                               49,655

SHARES               SECURITY NAME                                                                                VALUE
         727         PHH CORPORATION+                                                                         $      15,267
       1,837         ST. JOE COMPANY                                                                                133,458

                                                                                                                    742,166
                                                                                                              -------------

RUBBER & MISCELLANEOUS PLASTICS
PRODUCTS - 0.30%
         567         APPLIED FILMS CORPORATION+                                                                      12,729
       5,872         BRIDGESTONE CORPORATION                                                                        224,778
       1,161         COOPER TIRE & RUBBER COMPANY                                                                    22,465
       3,661         GOODYEAR TIRE & RUBBER COMPANY+<<                                                               52,938
         966         JARDEN CORPORATION+<<                                                                           42,031
       2,328         NIKE INCORPORATED CLASS B                                                                      202,420
       1,699         SEALED AIR CORPORATION+                                                                         88,807
         602         TREX COMPANY INCORPORATED+<<                                                                    27,397
       3,036         TUPPERWARE CORPORATION                                                                          62,208
       1,380         WEST PHARMACEUTICAL SERVICES
                        INCORPORATED                                                                                 35,466

                                                                                                                    771,239
                                                                                                              -------------

SECURITY & COMMODITY BROKERS,
DEALERS, EXCHANGES & SERVICES - 1.74%
       1,608         AG EDWARDS INCORPORATED                                                                         69,321
       4,250         AMERITRADE HOLDING CORPORATION+                                                                 45,177
       1,200         BEAR STEARNS COMPANIES INCORPORATED                                                            119,400
       1,304         BKF CAPITAL GROUP INCORPORATED                                                                  53,790
         850         BLACKROCK INCORPORATED                                                                          65,968
      17,943         CHARLES SCHWAB CORPORATION                                                                     188,401
         448         CHICAGO MERCANTILE EXCHANGE                                                                     92,566
      11,191         CREDIT SUISSE GROUP ADR+                                                                       486,809
       7,675         E*TRADE FINANCIAL CORPORATION+                                                                 101,847
       2,246         FRANKLIN RESOURCES INCORPORATED                                                                157,647
       1,737         FRIEDMAN BILLINGS RAMSEY GROUP
                        INCORPORATED CLASS A                                                                         32,221
         951         GABELLI ASSET MANAGEMENT
                        INCORPORATED CLASS A                                                                         42,091
       3,964         GOLDMAN SACHS GROUP INCORPORATED                                                               431,283
       1,257         JEFFERIES GROUP INCORPORATED                                                                    47,967
       1,615         LEGG MASON INCORPORATED                                                                        130,234
       3,559         LEHMAN BROTHERS HOLDINGS INCORPORATED                                                          324,510
      12,301         MERRILL LYNCH & COMPANY INCORPORATED                                                           720,593
      14,281         MORGAN STANLEY                                                                                 806,448
      16,453         NOMURA HOLDINGS INCORPORATED ADR<<                                                             227,874
       2,107         NUVEEN INVESTMENTS CLASS A                                                                      85,966
         711         PIPER JAFFRAY COMPANIES INCORPORATED+                                                           28,120
       1,272         STIFEL FINANCIAL CORPORATION+                                                                   27,348
       2,071         T ROWE PRICE GROUP INCORPORATED                                                                127,139

                                                                                                                  4,412,720
                                                                                                              -------------

STONE, CLAY, GLASS & CONCRETE
PRODUCTS - 0.62%
         966         CABOT MICROELECTRONICS CORPORATION+<<                                                           31,386
      19,992         CORNING INCORPORATED+                                                                          229,308
       1,222         GENTEX CORPORATION                                                                              41,438
       7,056         HANSON PLC ADR                                                                                 343,627
      17,900         HOLCIM LIMITED ADR<<                                                                           595,895
      10,826         LAFARGE SA ADR<<                                                                               282,342
       2,408         OWENS-ILLINOIS INCORPORATED+                                                                    59,935

                                                                                                                  1,583,931
                                                                                                              -------------

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2005                                WELLS FARGO OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                                VALUE
COMMON STOCK - (CONTINUED)

TEXTILE MILL PRODUCTS - 0.05%
         953         MOHAWK INDUSTRIES INCORPORATED+                                                          $      85,522
         893         OXFORD INDUSTRIES INCORPORATED                                                                  31,577

                                                                                                                    117,099
                                                                                                              -------------

TOBACCO PRODUCTS - 1.09%
      25,666         ALTRIA GROUP INCORPORATED                                                                    1,684,973
       9,042         BRITISH AMERICAN TOBACCO PLC ADR<<                                                             332,565
       6,495         IMPERIAL TOBACCO GROUP PLC ADR<<                                                               351,899
       1,849         LOEWS CORPORATION - CAROLINA GROUP                                                              60,536
       1,756         REYNOLDS AMERICAN INCORPORATED<<                                                               143,904
       2,635         UST INCORPORATED                                                                               144,003
       3,084         VECTOR GROUP LIMITED<<                                                                          51,503

                                                                                                                  2,769,383
                                                                                                              -------------

TRANSPORTATION BY AIR - 0.39%
       1,282         ALASKA AIR GROUP INCORPORATED+<<                                                                36,358
       4,162         AMR CORPORATION+<<                                                                              35,335
       1,407         EGL INCORPORATED+                                                                               44,672
       4,125         FEDEX CORPORATION                                                                              403,342
      16,934         JAPAN AIRLINES SYSTEM ADR+                                                                     255,751
       1,902         JETBLUE AIRWAYS CORPORATION+<<                                                                  34,274
      12,710         SOUTHWEST AIRLINES COMPANY                                                                     176,034

                                                                                                                    985,766
                                                                                                              -------------

TRANSPORTATION EQUIPMENT - 2.60%
       1,549         AUTOLIV INCORPORATED                                                                            77,357
      15,460         BAE SYSTEMS PLC ADR                                                                            304,859
      10,907         BOEING COMPANY                                                                                 599,558
       1,843         BRUNSWICK CORPORATION                                                                           85,958
       8,383         DAIMLERCHRYSLER AG<<                                                                           386,456
       2,568         DANA CORPORATION                                                                                37,031
      11,562         DELPHI CORPORATION                                                                              79,431
       1,033         DUCOMMUN INCORPORATED+                                                                          21,073
      19,888         FIAT SPA ADR                                                                                   147,967
      24,071         FORD MOTOR COMPANY                                                                             304,498
       2,471         GENERAL DYNAMICS CORPORATION                                                                   260,320
       5,695         GENERAL MOTORS CORPORATION<<                                                                   203,141
       3,251         GENUINE PARTS COMPANY                                                                          140,703
       1,745         GOODRICH CORPORATION                                                                            64,617
       1,674         GREENBRIER COMPANIES INCORPORATED                                                               45,248
       1,131         GROUP 1 AUTOMOTIVE INCORPORATED+                                                                31,272
       3,995         HARLEY-DAVIDSON INCORPORATED                                                                   247,211
       2,096         HEICO CORPORATION                                                                               47,433
      15,438         HONDA MOTOR COMPANY LIMITED ADR                                                                414,510
      11,513         HONEYWELL INTERNATIONAL
                        INCORPORATED                                                                                437,149
       2,542         JOHNSON CONTROLS INCORPORATED                                                                  150,232
       1,001         LEAR CORPORATION                                                                                52,202
       4,637         LOCKHEED MARTIN CORPORATION                                                                    274,603
         759         MONACO COACH CORPORATION                                                                        13,594
       1,157         NAVISTAR INTERNATIONAL
                        CORPORATION+<<                                                                               45,655
       4,396         NORTHROP GRUMMAN CORPORATION                                                                   232,548
       2,528         PACCAR INCORPORATED                                                                            190,257
         947         POLARIS INDUSTRIES INCORPORATED<<                                                               66,091

SHARES               SECURITY NAME                                                                                VALUE
       1,471         TENNECO AUTOMOTIVE INCORPORATED+                                                         $      22,345
       1,915         TEXTRON INCORPORATED<<                                                                         148,125
       9,131         TOYOTA MOTOR CORPORATION ADR                                                                   710,209
       1,475         TRINITY INDUSTRIES INCORPORATED                                                                 42,480
       1,154         TRIUMPH GROUP INCORPORATED+                                                                     42,894
       6,364         UNITED TECHNOLOGIES CORPORATION                                                                635,636
         884         WABASH NATIONAL CORPORATION<<                                                                   23,842

                                                                                                                  6,586,505
                                                                                                              -------------

TRANSPORTATION SERVICES - 0.09%
       2,382         EXPEDITORS INTERNATIONAL OF
                        WASHINGTON INCORPORATED                                                                     132,225
       1,490         GATX CORPORATION                                                                                44,670
       2,037         SABRE HOLDINGS CORPORATION                                                                      42,940

                                                                                                                    219,835
                                                                                                              -------------

WATER TRANSPORTATION - 0.16%
       5,240         CARNIVAL PLC ADR<<                                                                             303,396
       1,503         KIRBY CORPORATION+                                                                              66,508
         722         OVERSEAS SHIPHOLDING GROUP
                        INCORPORATED                                                                                 47,016

                                                                                                                    416,920
                                                                                                              -------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.80%
       1,441         AMERISOURCE-BERGEN CORPORATION                                                                  86,316
       1,160         BROWN-FORMAN CORPORATION CLASS B                                                                59,044
       5,732         CARDINAL HEALTH INCORPORATED                                                                   335,609
       2,713         DEAN FOODS COMPANY+                                                                             93,734
         917         KENNETH COLE PRODUCTIONS INCORPORATED
                        CLASS A                                                                                      26,602
       4,029         MCKESSON CORPORATION                                                                           150,443
       1,325         PERRY ELLIS INTERNATIONAL INCORPORATED+                                                         30,051
       6,412         SAFEWAY INCORPORATED+                                                                          117,981
       5,315         SMURFIT-STONE CONTAINER CORPORATION+<<                                                          88,389
       2,406         STANDARD COMMERCIAL CORPORATION                                                                 45,473
       2,512         SUPERVALU INCORPORATED                                                                          79,806
       8,370         SYSCO CORPORATION                                                                              288,095
       1,170         TRACTOR SUPPLY COMPANY+                                                                         49,830
       4,868         UNILEVER NV<<                                                                                  325,621
       6,663         UNILEVER PLC ADR<<                                                                             258,591

                                                                                                                  2,035,585
                                                                                                              -------------

WHOLESALE TRADE-DURABLE GOODS - 0.92%
       2,404         ARROW ELECTRONICS INCORPORATED+                                                                 64,668
       3,214         AVNET INCORPORATED+<<                                                                           62,352
       1,091         BORGWARNER INCORPORATED                                                                         57,550
       2,744         CYTYC CORPORATION+                                                                              62,563
         851         DREW INDUSTRIES INCORPORATED+                                                                   31,887
         666         IMAGISTICS INTERNATIONAL INCORPORATED+                                                          22,544
       1,791         INGRAM MICRO INCORPORATED CLASS A+                                                              32,095
       1,986         INSIGHT ENTERPRISES INCORPORATED+                                                               35,351
       1,226         INTAC INTERNATIONAL+<<                                                                          21,173
       2,799         KYOCERA CORPORATION ADR                                                                        208,805
      11,999         MITSUBISHI CORPORATION ADR                                                                     327,921
       1,683         MITSUI & COMPANY LIMITED ADR                                                                   346,597
      11,074         NISSAN MOTOR COMPANY LIMITED ADR<<                                                             237,316

                                                   PORTFOLIO OF INVESTMENTS --
WELLS FARGO OUTLOOK 2040 FUND                      FEBRUARY 28, 2005
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                                VALUE
COMMON STOCK - (CONTINUED)
       1,903         OMNICARE INCORPORATED                                                                    $      65,634
       1,844         PATTERSON COMPANIES INCORPORATED+<<                                                             91,499
       1,682         PEP BOYS-MANNY, MOE & JACK<<                                                                    30,410
       1,055         RYERSON TULL INCORPORATED<<                                                                     15,139
       1,394         SCP POOL CORPORATION                                                                            47,452
      55,310         SUMITOMO MITSUI FINANCIAL                                                                      385,052
       5,047         SYCAMORE NETWORKS INCORPORATED+                                                                 18,119
       1,262         TECH DATA CORPORATION+<<                                                                        51,729
       4,266         VISTEON CORPORATION                                                                             28,625
       1,424         W.W. GRAINGER INCORPORATED                                                                      89,399

                                                                                                                  2,333,880
                                                                                                              -------------

TOTAL COMMON STOCK
(COST $200,000,599)                                                                                             229,922,195
                                                                                                              -------------

                                                                                  INTEREST
                                                                                  RATE          MATURITY
PRINCIPAL                                                                            %          DATE
US TREASURY SECURITIES - 8.96%
US TREASURY NOTES - 8.96%
$  5,280,000         US TREASURY NOTE<<                                             2.63       05/15/2008         5,095,818
     460,000         US TREASURY NOTE<<                                             5.63       05/15/2008           485,318
   3,700,000         US TREASURY NOTE<<                                             3.13       09/15/2008         3,612,702
   2,000,000         US TREASURY NOTE<<                                             3.38       12/15/2008         1,965,156
   2,400,000         US TREASURY NOTE<<                                             2.63       03/15/2009         2,287,313
   6,020,000         US TREASURY NOTE<<                                             4.00       06/15/2009         6,035,050
   1,800,000         US TREASURY NOTE<<                                             3.38       09/15/2009         1,754,860
   1,500,000         US TREASURY NOTE<<                                             3.50       11/15/2009         1,469,355

                                                                                                                 22,705,572
                                                                                                              -------------

TOTAL US TREASURY SECURITIES
(COST $22,987,702)                                                                                               22,705,572
                                                                                                              -------------

SHARES               SECURITY NAME                                                                                VALUE
COLLATERAL FOR SECURITIES LENDING - 25.85%

COLLATERAL INVESTED IN
MONEY MARKET FUNDS - 1.04%
   2,636,795         SHORT TERM INVESTMENTS COMPANY
                     LIQUID ASSETS PORT-FOLIO                                                                 $   2,636,795
                                                                                                              -------------

                                                                                  INTEREST
                                                                                  RATE            MATURITY
PRINCIPAL                                                                             %           DATE
COLLATERAL INVESTED IN OTHER
SHORT-TERM ASSETS - 24.81%
$  3,000,000         CONCORD MINUTEMEN
                     CAPITAL COMPANY
                     COMMERCIAL PAPER
                     SERIES B                                                       2.57         03/07/06         2,901,390
   3,000,000         LEGACY CAPITAL
                     CORPORATION                                                    2.56         03/23/05         2,995,260
   2,000,000         PICAROS FUNDING
                     LLC CPDN                                                       2.54         03/01/05         2,000,000
  55,000,000         DEUTSCHE BANK
                     AGENCY MORTGAGE
                     REPURCHASE
                     AGREEMENT                                                      2.62         03/01/05        55,000,000

                                                                                                                 62,896,650
                                                                                                              -------------

TOTAL COLLATERAL FOR SECURITIES
LENDING** (COST $65,533,445)                                                                                     65,533,445
                                                                                                              -------------

SHORT-TERM INVESTMENTS - 0.24%
US TREASURY BILLS - 0.24%
     616,000         US TREASURY BILL<<^                                            2.39       03/17/2005           615,386
                                                                                                              -------------

TOTAL SHORT-TERM INVESTMENTS
(COST $615,386)                                                                                                     615,386
                                                                                                              -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $289,137,132)*                                                                     125.77%              $ 318,776,598

OTHER ASSETS AND LIABILITIES, NET                                                        (25.77)                (65,310,199)
                                                                                         ------               -------------
TOTAL NET ASSETS                                                                         100.00%              $ 253,466,399
                                                                                         ------               -------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+     NON-INCOME EARNING SECURITIES.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

** SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES OUT-ON-LOAN. THE FUND HAS ALSO RECEIVED NON-CASH COLLATERAL IN THE AMOUNT OF $5,763,450. THE TOTAL COLLATERAL RECEIVED REPRESENTS 102.63% OF THE VALUE OF THE PORTFOLIO SECURITIES LOANED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $290,226,808 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

      GROSS UNREALIZED APPRECIATION                           $49,835,468
      GROSS UNREALIZED DEPRECIATION                           (21,285,678)
                                                              -----------
      NET UNREALIZED APPRECIATION (DEPRECIATION)              $28,549,790

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES --
FEBRUARY 28, 2005                                    WELLS FARGO OUTLOOK FUNDS
--------------------------------------------------------------------------------

                                                                           OUTLOOK           OUTLOOK          OUTLOOK
                                                                             TODAY              2010             2020
                                                                              FUND              FUND             FUND
----------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
  IN SECURITIES, AT MARKET VALUE ..................................   $  92,509,293    $ 207,114,436    $ 362,094,191
  COLLATERAL FOR SECURITIES LOANED (NOTE 2) .......................      44,268,644       99,270,971      169,374,462
                                                                      -------------    -------------    -------------
TOTAL INVESTMENT AT MARKET VALUE (SEE COST BELOW) .................     136,777,937      306,385,407      531,468,653
                                                                      -------------    -------------    -------------
  CASH ............................................................          49,492           57,947           50,722
  RECEIVABLE FOR FUND SHARES ISSUED ...............................         134,742          334,697          933,047
  RECEIVABLE FOR INVESTMENTS SOLD .................................             212          996,608           15,649
  RECEIVABLES FOR DIVIDENDS AND INTEREST ..........................         688,390        1,250,599        1,613,544
  PREPAID EXPENSES AND OTHER ASSETS ...............................               0                0            8,926
                                                                      -------------    -------------    -------------
TOTAL ASSETS ......................................................     137,650,773      309,025,258      534,090,541
                                                                      -------------    -------------    -------------

LIABILITIES
  PAYABLE FOR FUND SHARES REDEEMED ................................         326,563          477,002          828,316
  PAYABLE FOR INVESTMENTS PURCHASED ...............................         500,066          999,864                0
  PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ...........          64,532          147,035          250,710
  PAYABLE TO THE TRUSTEES AND DISTRIBUTOR .........................          34,242           41,448           51,665
  PAYABLE FOR SECURITIES LOANED (NOTE 2) ..........................      44,268,644       99,270,971      169,374,462
  ACCRUED EXPENSES AND OTHER LIABILITIES ..........................          39,337           21,026                0
                                                                      -------------    -------------    -------------
TOTAL LIABILITIES .................................................      45,233,384      100,957,346      170,505,153
                                                                      =============    =============    =============
TOTAL NET ASSETS ..................................................   $  92,417,389    $ 208,067,912    $ 363,585,388
                                                                      =============    =============    =============

NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------------------------------------------
  PAID-IN CAPITAL .................................................   $  87,580,463    $ 196,240,024    $ 341,756,492
  UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ......................         234,208          462,110          628,867
  UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ...........        (111,474)      (2,694,346)      (8,081,611)
  NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS,
    FOREIGN CURRENCIES AND TRANSLATION OF ASSETS AND LIABILITIES
    DENOMINATED IN FOREIGN CURRENCIES .............................       4,714,192       14,060,124       29,281,640
                                                                      -------------    -------------    -------------
TOTAL NET ASSETS ..................................................   $  92,417,389    $ 208,067,912    $ 363,585,388
                                                                      -------------    -------------    -------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
----------------------------------------------------------------------------------------------------------------------
  NET ASSETS - CLASS A ............................................   $  39,418,048    $  82,295,518    $ 151,257,621
  SHARES OUTSTANDING - CLASS A ....................................       3,863,736        6,596,702       11,255,829
  NET ASSET VALUE PER SHARE - CLASS A .............................   $       10.20    $       12.48    $       13.44
  MAXIMUM OFFERING PRICE PER SHARE - CLASS A(2) ...................   $       10.82    $       13.24    $       14.26
  NET ASSETS - CLASS B ............................................   $  19,690,474    $  26,479,995    $  25,377,550
  SHARES OUTSTANDING - CLASS B ....................................       1,895,292        2,120,979        1,904,454
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B ..........   $       10.39    $       12.48    $       13.33
  NET ASSETS - CLASS C ............................................   $  13,679,804    $   5,724,445    $   4,155,280
  SHARES OUTSTANDING - CLASS C ....................................       1,319,876          454,564          309,357
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C ..........   $       10.36    $       12.59    $       13.43
  NET ASSETS - INSTITUTIONAL CLASS ................................   $  12,989,429    $  68,055,478    $ 131,132,631
  SHARES OUTSTANDING - INSTITUTIONAL CLASS ........................       1,253,145        5,412,508        9,652,959
  NET ASSET VALUE AND OFFERING PRICE PER SHARE -
    INSTITUTIONAL CLASS ...........................................   $       10.37    $       12.57    $       13.58
  NET ASSETS - SELECT CLASS .......................................   $   6,639,634    $  25,512,476    $  51,662,306
  SHARES OUTSTANDING - SELECT CLASS ...............................         640,419        2,029,184        3,798,969
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - SELECT CLASS .....   $       10.37    $       12.57    $       13.60
                                                                      -------------    -------------    -------------
INVESTMENTS AT COST ...............................................   $ 132,063,745    $ 292,325,283    $ 502,187,013
                                                                      =============    =============    =============
SECURITIES ON LOAN, AT MARKET VALUE ...............................   $  43,152,974    $  97,269,777    $ 169,356,379
                                                                      =============    =============    =============

                                                                            OUTLOOK          OUTLOOK
                                                                               2030             2040
                                                                               FUND             FUND
-----------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
  IN SECURITIES, AT MARKET VALUE ..................................   $ 223,154,634    $ 253,243,153
  COLLATERAL FOR SECURITIES LOANED (NOTE 2) .......................      77,096,732       65,533,445
                                                                      -------------    -------------
TOTAL INVESTMENT AT MARKET VALUE (SEE COST BELOW) .................     300,251,366      318,776,598
                                                                      -------------    -------------
  CASH ............................................................          50,514           50,116
  RECEIVABLE FOR FUND SHARES ISSUED ...............................         617,818          326,383
  RECEIVABLE FOR INVESTMENTS SOLD .................................         788,045        1,004,230
  RECEIVABLES FOR DIVIDENDS AND INTEREST ..........................         749,991          616,223
  PREPAID EXPENSES AND OTHER ASSETS ...............................           2,831                0
                                                                      -------------    -------------
TOTAL ASSETS ......................................................     302,460,565      320,773,550
                                                                      -------------    -------------

LIABILITIES
  PAYABLE FOR FUND SHARES REDEEMED ................................         768,685          750,933
  PAYABLE FOR INVESTMENTS PURCHASED ...............................         999,402          497,722
  PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ...........         156,943          186,351
  PAYABLE TO THE TRUSTEES AND DISTRIBUTOR .........................          35,980           55,528
  PAYABLE FOR SECURITIES LOANED (NOTE 2) ..........................      77,096,732       65,533,445
  ACCRUED EXPENSES AND OTHER LIABILITIES ..........................               0          283,172
                                                                      -------------    -------------
TOTAL LIABILITIES .................................................      79,057,742       67,307,151
                                                                      =============    =============
TOTAL NET ASSETS ..................................................   $ 223,402,823    $ 253,466,399
                                                                      =============    =============

NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------------
  PAID-IN CAPITAL .................................................   $ 203,665,512    $ 242,204,968
  UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ......................         277,540          168,770
  UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ...........        (611,105)     (18,546,805)
  NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS,
    FOREIGN CURRENCIES AND TRANSLATION OF ASSETS AND LIABILITIES
    DENOMINATED IN FOREIGN CURRENCIES .............................      20,070,876       29,639,466
                                                                      -------------    -------------
TOTAL NET ASSETS ..................................................   $ 223,402,823    $ 253,466,399
                                                                      -------------    -------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
-----------------------------------------------------------------------------------------------------
  NET ASSETS - CLASS A ............................................   $ 109,923,194    $ 165,144,815
  SHARES OUTSTANDING - CLASS A ....................................       7,736,455       10,812,127
  NET ASSET VALUE PER SHARE - CLASS A .............................   $       14.21    $       15.27
  MAXIMUM OFFERING PRICE PER SHARE - CLASS A(2) ...................   $       15.08    $       16.20
  NET ASSETS - CLASS B ............................................   $  16,371,762    $  27,228,508
  SHARES OUTSTANDING - CLASS B ....................................       1,171,734        1,849,489
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B ..........   $       13.97    $       14.72
  NET ASSETS - CLASS C ............................................   $   2,991,093    $   3,680,645
  SHARES OUTSTANDING - CLASS C ....................................         213,595          250,152
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C ..........   $       14.00    $       14.71
  NET ASSETS - INSTITUTIONAL CLASS ................................   $  65,967,840    $  42,700,084
  SHARES OUTSTANDING - INSTITUTIONAL CLASS ........................       4,602,601        2,759,082
  NET ASSET VALUE AND OFFERING PRICE PER SHARE -
    INSTITUTIONAL CLASS ...........................................   $       14.33    $       15.48
  NET ASSETS - SELECT CLASS .......................................   $  28,148,934    $  14,712,347
  SHARES OUTSTANDING - SELECT CLASS ...............................       1,963,825          950,769
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - SELECT CLASS .....   $       14.33    $       15.47
                                                                      -------------    -------------
INVESTMENTS AT COST ...............................................   $ 280,180,490    $ 289,137,132
                                                                      =============    =============
SECURITIES ON LOAN, AT MARKET VALUE ...............................   $  79,845,626    $  69,471,971
                                                                      =============    =============

(1)   EACH FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

(2) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/94.25 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE, THE OFFERING PRICE IS REDUCED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                            STATEMENT OF OPERATIONS --
WELLS FARGO OUTLOOK FUNDS                   FOR THE YEAR ENDED FEBRUARY 28, 2005
--------------------------------------------------------------------------------

                                                                   OUTLOOK         OUTLOOK         OUTLOOK
                                                                     TODAY            2010            2020
                                                                      FUND            FUND            FUND
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

  DIVIDENDS(1) ............................................   $    659,609    $  1,975,393    $  4,254,933
  INTEREST ................................................      2,018,188       3,367,083       3,704,905
  INCOME FROM AFFILIATED SECURITIES .......................          5,737          19,581          42,129
  NET SECURITIES LENDING INCOME ...........................         70,976         150,538         237,857
                                                              ------------    ------------    ------------
TOTAL INVESTMENT INCOME ...................................      2,754,510       5,512,595       8,239,824
                                                              ------------    ------------    ------------

EXPENSES

  ADVISORY FEES ...........................................        612,110       1,314,628       2,129,689
  ADMINISTRATION FEES
    FUND LEVEL ............................................         45,953          98,642         160,017
    CLASS A ...............................................        110,277         236,637         394,275
    CLASS B ...............................................         59,438          83,710          79,185
    CLASS C ...............................................         40,225          19,253          16,789
    INSTITUTIONAL CLASS ...................................         29,699         135,969         259,067
    SELECT CLASS ..........................................          2,079           8,014          15,411
  CUSTODY FEES ............................................         18,381          39,457          64,007
  SHAREHOLDER SERVICING FEES ..............................        187,446         303,214         437,723
  ACCOUNTING FEES .........................................         25,237          31,244          38,240
  DISTRIBUTION FEES (NOTE 3)
    CLASS B ...............................................        159,208         224,222         212,104
    CLASS C ...............................................        107,745          51,570          44,971
  AUDIT FEES ..............................................         16,301          16,301          16,301
  LEGAL FEES ..............................................          1,500             407           3,500
  REGISTRATION FEES .......................................            500             500          29,999
  SHAREHOLDER REPORTS .....................................         15,002           3,571          50,001
  TRUSTEES' FEES ..........................................          6,001           6,001           6,001
  OTHER FEES AND EXPENSES .................................          3,461           7,395          14,274
                                                              ------------    ------------    ------------
TOTAL EXPENSES ............................................      1,440,563       2,580,735       3,971,554
                                                              ------------    ------------    ------------

LESS:

  WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ............        (65,128)        (50,857)       (129,331)
  NET EXPENSES ............................................      1,375,435       2,529,878       3,842,223
                                                              ------------    ------------    ------------
NET INVESTMENT INCOME (LOSS) ..............................      1,379,075       2,982,717       4,397,601
                                                              ------------    ------------    ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:

  SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
    TRANSLATION ...........................................        780,370       2,838,011       2,120,803
  AFFILIATED SECURITIES ...................................         46,896         130,127         286,881
                                                              ------------    ------------    ------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .................        827,266       2,968,138       2,407,684
                                                              ------------    ------------    ------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:

  SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
    TRANSLATION ...........................................       (232,459)      1,118,262      10,989,463
                                                              ------------    ------------    ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
  OF INVESTMENTS ..........................................       (232,459)      1,118,262      10,989,463
                                                              ============    ============    ============
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ..        594,807       4,086,400      13,397,147
                                                              ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS .........................................   $  1,973,882    $  7,069,117    $ 17,794,748
                                                              ============    ============    ============

(1) NET OF FOREIGN WITHHOLDING TAXES OF ...................   $     19,109    $     58,209    $    116,122

                                                                   OUTLOOK         OUTLOOK
                                                                      2030            2040
                                                                      FUND            FUND
-------------------------------------------------------------------------------------------
INVESTMENT INCOME

  DIVIDENDS(1) ............................................   $  3,233,292    $  4,377,405
  INTEREST ................................................      1,522,851         892,331
  INCOME FROM AFFILIATED SECURITIES .......................         33,018          42,657
  NET SECURITIES LENDING INCOME ...........................        105,281         101,112
                                                              ------------    ------------
TOTAL INVESTMENT INCOME ...................................      4,894,442       5,413,505
                                                              ------------    ------------

EXPENSES

  ADVISORY FEES ...........................................      1,334,737       1,588,027
  ADMINISTRATION FEES
    FUND LEVEL ............................................        100,248         119,156
    CLASS A ...............................................        292,589         441,242
    CLASS B ...............................................         50,753          90,690
    CLASS C ...............................................         12,099          12,281
    INSTITUTIONAL CLASS ...................................        129,111          78,651
    SELECT CLASS ..........................................          8,997           4,625
  CUSTODY FEES ............................................         40,099          47,663
  SHAREHOLDER SERVICING FEES ..............................        317,358         485,906
  ACCOUNTING FEES .........................................         31,426           9,280
  DISTRIBUTION FEES (NOTE 3)
    CLASS B ...............................................        135,946         242,921
    CLASS C ...............................................         32,408          32,897
  AUDIT FEES ..............................................         16,301          16,301
  LEGAL FEES ..............................................          1,706             352
  REGISTRATION FEES .......................................         10,001             652
  SHAREHOLDER REPORTS .....................................         16,625             996
  TRUSTEES' FEES ..........................................          6,001           6,001
  OTHER FEES AND EXPENSES .................................          8,655             103
                                                              ------------    ------------
TOTAL EXPENSES ............................................      2,545,060       3,177,744
                                                              ------------    ------------

LESS:

  WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ............        (78,111)        (31,521)
  NET EXPENSES ............................................      2,466,949       3,146,223
                                                              ------------    ------------
NET INVESTMENT INCOME (LOSS) ..............................      2,427,493       2,267,282
                                                              ------------    ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:

  SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
    TRANSLATION ...........................................      1,079,187       1,699,452
  AFFILIATED SECURITIES ...................................        248,538         242,680
                                                              ------------    ------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .................      1,327,725       1,942,132
                                                              ------------    ------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:

  SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
    TRANSLATION ...........................................      9,561,735      12,384,623
                                                              ------------    ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
  OF INVESTMENTS ..........................................      9,561,735      12,384,623
                                                              ============    ============
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ..     10,889,460      14,326,755
                                                              ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS .........................................   $ 13,316,953    $ 16,594,037
                                                              ============    ============

(1) NET OF FOREIGN WITHHOLDING TAXES OF ...................   $     81,628    $    109,080

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

WELLS FARGO OUTLOOK FUNDS                    STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                            OUTLOOK TODAY
                                                               --------------------------------------
                                                                         FOR THE              FOR THE
                                                                      YEAR ENDED           YEAR ENDED
                                                               FEBRUARY 28, 2005    FEBRUARY 29, 2004
------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  BEGINNING NET ASSETS .....................................       $  88,683,030        $  69,281,351
OPERATIONS:
  NET INVESTMENT INCOME (LOSS) .............................           1,379,075            1,068,781
  NET REALIZED GAIN (LOSS) ON INVESTMENTS ..................             827,266             (244,355)
  NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
    INVESTMENTS ............................................            (232,459)          10,261,110
                                                                   -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS ...............................................           1,973,882           11,085,536
                                                                   -------------        -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A ................................................            (643,446)            (600,878)
    CLASS B ................................................            (175,335)            (213,613)
    CLASS C ................................................            (123,095)            (110,063)
    INSTITUTIONAL CLASS ....................................            (283,416)            (201,161)
    SELECT CLASS ...........................................             (40,017)                 N/A
  NET REALIZED GAIN ON SALES OF INVESTMENTS
    CLASS A ................................................            (112,085)                   0
    CLASS B ................................................             (57,386)                   0
    CLASS C ................................................             (39,927)                   0
    INSTITUTIONAL CLASS ....................................             (43,507)                   0
    SELECT CLASS ...........................................             (16,161)                 N/A
CAPITAL SHARES TRANSACTIONS:
  PROCEEDS FROM SHARES SOLD - CLASS A ......................          10,122,549            8,978,690
  REINVESTMENT OF DISTRIBUTIONS - CLASS A ..................             734,448              578,860
  COST OF SHARES REDEEMED - CLASS A ........................         (11,396,849)          (7,604,844)
                                                                   -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - CLASS A .....................            (539,852)           1,952,706
                                                                   -------------        -------------
  PROCEEDS FROM SHARES SOLD - CLASS B ......................           2,119,336            4,886,311
  REINVESTMENT OF DISTRIBUTIONS - CLASS B ..................             219,307              196,679
  COST OF SHARES REDEEMED - CLASS B ........................          (5,328,077)          (4,561,187)
                                                                   -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - CLASS B .....................          (2,989,434)             521,803
                                                                   -------------        -------------
  PROCEEDS FROM SHARES SOLD - CLASS C ......................           3,304,686            6,389,831
  REINVESTMENT OF DISTRIBUTIONS - CLASS C ..................             151,715               97,839
  COST OF SHARES REDEEMED - CLASS C ........................          (3,645,883)          (1,869,617)
                                                                   -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - CLASS C .....................            (189,482)           4,618,053
                                                                   -------------        -------------
  PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ..........          34,317,390            4,946,471
  REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ......             326,922              201,026
  COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ............         (34,210,841)          (2,798,201)
                                                                   -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS .........             433,471            2,349,296
                                                                   -------------        -------------
  PROCEEDS FROM SHARES SOLD - SELECT CLASS .................          23,369,416                  N/A
  REINVESTMENT OF DISTRIBUTIONS - SELECT CLASS .............              56,178                  N/A
  COST OF SHARES REEDEMED - SELECT CLASS ...................         (16,845,445)                 N/A
                                                                   -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - SELECT CLASS ................           6,580,149                  N/A
                                                                   -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS ...............................           3,294,852            9,441,858
                                                                   =============        =============
NET INCREASE (DECREASE) IN NET ASSETS ......................           3,734,359           19,401,679
                                                                   =============        =============
ENDING NET ASSETS ..........................................       $  92,417,389        $  88,683,030
                                                                   =============        =============

                                                                            OUTLOOK 2010
                                                               --------------------------------------
                                                                         FOR THE              FOR THE
                                                                      YEAR ENDED           YEAR ENDED
                                                               FEBRUARY 28, 2005    FEBRUARY 29, 2004
-----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  BEGINNING NET ASSETS .....................................       $ 194,913,249        $ 150,087,200
OPERATIONS:
  NET INVESTMENT INCOME (LOSS) .............................           2,982,717            2,260,516
  NET REALIZED GAIN (LOSS) ON INVESTMENTS ..................           2,968,138           (1,903,251)
  NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
    INVESTMENTS ............................................           1,118,262           32,116,741
                                                                   -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS ...............................................           7,069,117           32,474,006
                                                                   -------------        -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A ................................................          (1,222,850)          (1,103,535)
    CLASS B ................................................            (189,242)            (276,640)
    CLASS C ................................................             (40,331)             (55,040)
    INSTITUTIONAL CLASS ....................................          (1,175,691)            (909,355)
    SELECT CLASS ...........................................            (138,651)                 N/A
  NET REALIZED GAIN ON SALES OF INVESTMENTS
    CLASS A ................................................                   0                    0
    CLASS B ................................................                   0                    0
    CLASS C ................................................                   0                    0
    INSTITUTIONAL CLASS ....................................                   0                    0
    SELECT CLASS ...........................................                   0                  N/A
CAPITAL SHARES TRANSACTIONS:
  PROCEEDS FROM SHARES SOLD - CLASS A ......................          29,518,598           21,586,626
  REINVESTMENT OF DISTRIBUTIONS - CLASS A ..................           1,192,723            1,075,428
  COST OF SHARES REDEEMED - CLASS A ........................         (39,026,472)         (16,226,127)
                                                                   -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - CLASS A .....................          (8,315,151)           6,435,927
                                                                   -------------        -------------
  PROCEEDS FROM SHARES SOLD - CLASS B ......................           2,795,525            4,773,768
  REINVESTMENT OF DISTRIBUTIONS - CLASS B ..................             178,705              260,925
  COST OF SHARES REDEEMED - CLASS B ........................         (11,268,323)          (9,614,551)
                                                                   -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - CLASS B .....................          (8,294,093)          (4,579,858)
                                                                   -------------        -------------
  PROCEEDS FROM SHARES SOLD - CLASS C ......................           1,135,042            2,503,717
  REINVESTMENT OF DISTRIBUTIONS - CLASS C ..................              36,856               48,541
  COST OF SHARES REDEEMED - CLASS C ........................          (3,714,723)          (1,181,093)
                                                                   -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - CLASS C .....................          (2,542,825)           1,371,165
                                                                   -------------        -------------
  PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ..........          72,092,676           26,897,670
  REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ......           1,174,976              907,686
  COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ............         (70,088,945)         (16,335,977)
                                                                   -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS .........           3,178,707           11,469,379
                                                                   -------------        -------------
  PROCEEDS FROM SHARES SOLD - SELECT CLASS .................          78,783,434                  N/A
  REINVESTMENT OF DISTRIBUTIONS - SELECT CLASS .............             138,651                  N/A
  COST OF SHARES REEDEMED - SELECT CLASS ...................         (54,096,412)                 N/A
                                                                   -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - SELECT CLASS ................          24,825,673                  N/A
                                                                   -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS ...............................           8,852,311           14,696,613
                                                                   =============        =============
NET INCREASE (DECREASE) IN NET ASSETS ......................          13,154,663           44,826,049
                                                                   =============        =============
ENDING NET ASSETS ..........................................       $ 208,067,912        $ 194,913,249
                                                                   =============        =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS                    WELLS FARGO OUTLOOK FUNDS
--------------------------------------------------------------------------------

                                                                            OUTLOOK 2020
                                                               --------------------------------------
                                                                         FOR THE              FOR THE
                                                                      YEAR ENDED           YEAR ENDED
                                                               FEBRUARY 28, 2005    FEBRUARY 29, 2004
------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  BEGINNING NET ASSETS .....................................       $ 297,037,843        $ 231,535,861
OPERATIONS:
  NET INVESTMENT INCOME (LOSS) .............................           4,397,601            3,223,497
  NET REALIZED GAIN (LOSS) ON INVESTMENTS ..................           2,407,684           (3,161,041)
  NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
    INVESTMENTS ............................................          10,989,463           62,316,380
                                                                   -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS ...............................................          17,794,748           62,378,836
                                                                   -------------        -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A ................................................          (1,690,739)          (1,467,101)
    CLASS B ................................................            (106,550)            (182,066)
    CLASS C ................................................             (14,201)             (38,145)
    INSTITUTIONAL CLASS ....................................          (1,819,227)          (1,507,474)
    SELECT CLASS ...........................................            (410,424)                 N/A
  NET REALIZED GAIN ON SALES OF INVESTMENTS
    CLASS A ................................................                   0                    0
    CLASS B ................................................                   0                    0
    CLASS C ................................................                   0                    0
    INSTITUTIONAL CLASS ....................................                   0                    0
    SELECT CLASS ...........................................                   0                  N/A
CAPITAL SHARES TRANSACTIONS:
  PROCEEDS FROM SHARES SOLD - CLASS A ......................          76,818,585           29,027,805
  REINVESTMENT OF DISTRIBUTIONS - CLASS A ..................           1,668,789            1,444,342
  COST OF SHARES REDEEMED - CLASS A ........................         (73,011,986)         (23,127,600)
                                                                   -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - CLASS A .....................           5,475,388            7,344,547
                                                                   -------------        -------------
  PROCEEDS FROM SHARES SOLD - CLASS B ......................           2,759,261            5,152,500
  REINVESTMENT OF DISTRIBUTIONS - CLASS B ..................             102,770              176,135
  COST OF SHARES REDEEMED - CLASS B ........................         (11,125,872)         (10,755,478)
                                                                   -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - CLASS B .....................          (8,263,841)          (5,426,843)
                                                                   -------------        -------------
  PROCEEDS FROM SHARES SOLD - CLASS C ......................           1,077,091            2,304,407
  REINVESTMENT OF DISTRIBUTIONS - CLASS C ..................              13,767               37,232
  COST OF SHARES REDEEMED - CLASS C ........................          (5,029,621)          (1,098,202)
                                                                   -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - CLASS C .....................          (3,938,763)           1,243,437
                                                                   -------------        -------------
  PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ..........         104,062,505           39,083,418
  REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ......           1,815,550            1,501,573
  COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ............         (96,129,169)         (37,428,200)
                                                                   -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS .........           9,748,886            3,156,791
                                                                   -------------        -------------
  PROCEEDS FROM SHARES SOLD - SELECT CLASS .................         151,795,736                  N/A
  REINVESTMENT OF DISTRIBUTIONS - SELECT CLASS .............             410,423                  N/A
  COST OF SHARES REEDEMED - SELECT CLASS ...................        (102,433,891)                 N/A
                                                                   -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - SELECT CLASS ................          49,772,268                  N/A
                                                                   -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS ...............................          52,793,938            6,317,932
                                                                   =============        =============
NET INCREASE (DECREASE) IN NET ASSETS ......................          66,547,545           65,501,982
                                                                   =============        =============
ENDING NET ASSETS ..........................................       $ 363,585,388        $ 297,037,843
                                                                   =============        =============

                                                                            OUTLOOK 2030
                                                               --------------------------------------
                                                                         FOR THE              FOR THE
                                                                      YEAR ENDED           YEAR ENDED
                                                               FEBRUARY 28, 2005    FEBRUARY 29, 2004
------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  BEGINNING NET ASSETS .....................................       $ 189,724,221        $ 134,266,749
OPERATIONS:
  NET INVESTMENT INCOME (LOSS) .............................           2,427,493            1,831,174
  NET REALIZED GAIN (LOSS) ON INVESTMENTS ..................           1,327,725             (564,903)
  NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
    INVESTMENTS ............................................           9,561,735           42,301,630
                                                                   -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS ...............................................          13,316,953           43,567,901
                                                                   -------------        -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A ................................................          (1,155,141)          (1,020,159)
    CLASS B ................................................             (56,544)            (105,981)
    CLASS C ................................................              (8,087)             (21,827)
    INSTITUTIONAL CLASS ....................................            (850,867)            (598,431)
    SELECT CLASS ...........................................            (207,524)                 N/A
  NET REALIZED GAIN ON SALES OF INVESTMENTS
    CLASS A ................................................                   0             (910,283)
    CLASS B ................................................                   0             (184,590)
    CLASS C ................................................                   0              (45,971)
    INSTITUTIONAL CLASS ....................................                   0             (404,953)
    SELECT CLASS ...........................................                   0                  N/A
CAPITAL SHARES TRANSACTIONS:
  PROCEEDS FROM SHARES SOLD - CLASS A ......................          33,976,818           23,282,229
  REINVESTMENT OF DISTRIBUTIONS - CLASS A ..................           1,134,350            1,895,168
  COST OF SHARES REDEEMED - CLASS A ........................         (36,952,978)         (17,826,702)
                                                                   -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - CLASS A .....................          (1,841,810)           7,350,695
                                                                   -------------        -------------
  PROCEEDS FROM SHARES SOLD - CLASS B ......................           2,468,355            3,979,187
  REINVESTMENT OF DISTRIBUTIONS - CLASS B ..................              54,432              281,835
  COST OF SHARES REDEEMED - CLASS B ........................          (8,055,258)          (8,721,693)
                                                                   -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - CLASS B .....................          (5,532,471)          (4,460,671)
                                                                   -------------        -------------
  PROCEEDS FROM SHARES SOLD - CLASS C ......................           1,085,808            2,586,040
  REINVESTMENT OF DISTRIBUTIONS - CLASS C ..................               7,883               65,992
  COST OF SHARES REDEEMED - CLASS C ........................          (3,747,279)            (894,959)
                                                                   -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - CLASS C .....................          (2,653,588)           1,757,073
                                                                   -------------        -------------
  PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ..........          74,785,266           22,147,011
  REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ......             850,816            1,001,614
  COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ............         (69,557,186)         (12,613,956)
                                                                   -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS .........           6,078,896           10,534,669
                                                                   -------------        -------------
  PROCEEDS FROM SHARES SOLD - SELECT CLASS .................          84,067,838                  N/A
  REINVESTMENT OF DISTRIBUTIONS - SELECT CLASS .............             207,524                  N/A
  COST OF SHARES REEDEMED - SELECT CLASS ...................         (57,686,577)                 N/A
                                                                   -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - SELECT CLASS ................          26,588,785                  N/A
                                                                   -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS ...............................          22,639,812           15,181,766
                                                                   =============        =============
NET INCREASE (DECREASE) IN NET ASSETS ......................          33,678,602           55,457,472
                                                                   =============        =============
ENDING NET ASSETS ..........................................       $ 223,402,823        $ 189,724,221
                                                                   =============        =============

                                                                           OUTLOOK 2040
                                                              --------------------------------------
                                                                        FOR THE              FOR THE
                                                                     YEAR ENDED           YEAR ENDED
                                                              FEBRUARY 28, 2005    FEBRUARY 29, 2004
----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  BEGINNING NET ASSETS .....................................      $ 237,950,396        $ 189,121,289
OPERATIONS:
  NET INVESTMENT INCOME (LOSS) .............................          2,267,282            1,848,019
  NET REALIZED GAIN (LOSS) ON INVESTMENTS ..................          1,942,132           (8,121,382)
  NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
    INVESTMENTS ............................................         12,384,623           72,096,594
                                                                  -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS ...............................................         16,594,037           65,823,231
                                                                  -------------        -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A ................................................         (1,459,395)          (1,275,237)
    CLASS B ................................................                  0             (252,697)
    CLASS C ................................................                  0              (25,341)
    INSTITUTIONAL CLASS ....................................           (476,678)            (370,580)
    SELECT CLASS ...........................................           (181,309)                 N/A
  NET REALIZED GAIN ON SALES OF INVESTMENTS
    CLASS A ................................................                  0                    0
    CLASS B ................................................                  0                    0
    CLASS C ................................................                  0                    0
    INSTITUTIONAL CLASS ....................................                  0                    0
    SELECT CLASS ...........................................                  0                  N/A
CAPITAL SHARES TRANSACTIONS:
  PROCEEDS FROM SHARES SOLD - CLASS A ......................         33,539,020           23,317,246
  REINVESTMENT OF DISTRIBUTIONS - CLASS A ..................          1,433,765            1,255,503
  COST OF SHARES REDEEMED - CLASS A ........................        (36,067,871)         (19,040,627)
                                                                  -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - CLASS A .....................         (1,095,086)           5,532,122
                                                                  -------------        -------------
  PROCEEDS FROM SHARES SOLD - CLASS B ......................          2,061,042            2,715,854
  REINVESTMENT OF DISTRIBUTIONS - CLASS B ..................                  0              246,813
  COST OF SHARES REDEEMED - CLASS B ........................        (19,001,124)         (17,652,555)
                                                                  -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - CLASS B .....................        (16,940,082)         (14,689,888)
                                                                  -------------        -------------
  PROCEEDS FROM SHARES SOLD - CLASS C ......................            983,228            1,136,443
  REINVESTMENT OF DISTRIBUTIONS - CLASS C ..................                  0               24,240
  COST OF SHARES REDEEMED - CLASS C ........................         (2,629,707)          (1,047,564)
                                                                  -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - CLASS C .....................         (1,646,479)             113,119
                                                                  -------------        -------------
  PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ..........         43,282,725           16,288,417
  REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ......            476,678              370,157
  COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ............        (36,910,613)         (22,684,196)
                                                                  -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS .........          6,848,790           (6,025,622)
                                                                  -------------        -------------
  PROCEEDS FROM SHARES SOLD - SELECT CLASS .................         44,273,641                  N/A
  REINVESTMENT OF DISTRIBUTIONS - SELECT CLASS .............            181,309                  N/A
  COST OF SHARES REEDEMED - SELECT CLASS ...................        (30,582,745)                 N/A
                                                                  -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - SELECT CLASS ................         13,872,205                  N/A
                                                                  -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS ...............................          1,039,348          (15,070,269)
                                                                  =============        =============
NET INCREASE (DECREASE) IN NET ASSETS ......................         15,516,003           48,829,107
                                                                  =============        =============
ENDING NET ASSETS ..........................................      $ 253,466,399        $ 237,950,396
                                                                  =============        =============

WELLS FARGO OUTLOOK FUNDS                    STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                              OUTLOOK TODAY
                                                                 ---------------------------------------
                                                                           FOR THE               FOR THE
                                                                        YEAR ENDED            YEAR ENDED
                                                                 FEBRUARY 28, 2005     FEBRUARY 29, 2004
---------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  SHARES SOLD - CLASS A .....................................            1,004,052               936,323
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ..               72,732                60,837
  SHARES REDEEMED - CLASS A .................................           (1,132,127)             (792,777)
                                                                       -----------           -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A .....              (55,343)              204,383
                                                                       -----------           -----------
  SHARES SOLD - CLASS B .....................................              207,473               504,566
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ..               21,260                20,389
  SHARES REDEEMED - CLASS B .................................             (518,560)             (468,990)
                                                                       -----------           -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B .....             (289,827)               55,965
                                                                       -----------           -----------
  SHARES SOLD - CLASS C .....................................              325,171               660,222
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ..               14,745                10,104
  SHARES REDEEMED - CLASS C .................................             (356,272)             (192,714)
                                                                       -----------           -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C .....              (16,356)              477,612
                                                                       -----------           -----------
  SHARES SOLD - INSTITUTIONAL CLASS .........................            3,353,440               507,802
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
    INSTITUTIONAL CLASS .....................................               31,888                20,777
  SHARES REDEEMED - INSTITUTIONAL CLASS .....................           (3,333,502)             (286,803)
                                                                       -----------           -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
  INSTITUTIONAL CLASS .......................................               51,826               241,776
                                                                       -----------           -----------
  SHARES SOLD - SELECT CLASS ................................            2,272,232                   N/A
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
    SELECT CLASS ............................................                5,408                   N/A
  SHARES REDEEMED - SELECT CLASS ............................           (1,637,221)                  N/A
                                                                       -----------           -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
  SELECT CLASS ..............................................              640,419                   N/A
                                                                       -----------           -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING
  FROM CAPITAL SHARE TRANSACTIONS ...........................              330,719               979,736
                                                                       ===========           ===========
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT
  INCOME (LOSS) .............................................          $   234,208           $   132,188
                                                                       ===========           ===========

                                                                              OUTLOOK 2010
                                                                 ---------------------------------------
                                                                           FOR THE               FOR THE
                                                                        YEAR ENDED            YEAR ENDED
                                                                 FEBRUARY 28, 2005     FEBRUARY 29, 2004
--------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  SHARES SOLD - CLASS A .....................................            2,434,793             1,907,665
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ..               98,170                96,497
  SHARES REDEEMED - CLASS A .................................           (3,210,170)            1,456,769)
                                                                       -----------           -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A .....             (677,207)              547,393
                                                                       -----------           -----------
  SHARES SOLD - CLASS B .....................................              231,824               424,711
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ..               14,652                23,652
  SHARES REDEEMED - CLASS B .................................             (929,306)             (843,666)
                                                                       -----------           -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B .....             (682,830)             (395,303)
                                                                       -----------           -----------
  SHARES SOLD - CLASS C .....................................               93,122               220,737
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ..                2,996                 4,331
  SHARES REDEEMED - CLASS C .................................             (305,829)             (104,814)
                                                                       -----------           -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C .....             (209,711)              120,254
                                                                       -----------           -----------
  SHARES SOLD - INSTITUTIONAL CLASS .........................            5,864,277             2,377,451
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
    INSTITUTIONAL CLASS .....................................               96,090                80,542
  SHARES REDEEMED - INSTITUTIONAL CLASS .....................           (5,704,700)            1,428,802)
                                                                       -----------           -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
  INSTITUTIONAL CLASS .......................................              255,667             1,029,191
                                                                       -----------           -----------
  SHARES SOLD - SELECT CLASS ................................            6,432,951                   N/A
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
    SELECT CLASS ............................................               11,066                   N/A
  SHARES REDEEMED - SELECT CLASS ............................           (4,414,833)                  N/A
                                                                       -----------           -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
  SELECT CLASS ..............................................            2,029,184                   N/A
                                                                       -----------           -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING
  FROM CAPITAL SHARE TRANSACTIONS ...........................              715,103             1,301,535
                                                                       ===========           ===========
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT
  INCOME (LOSS) .............................................          $   462,110           $   285,132
                                                                       ===========           ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS                    WELLS FARGO OUTLOOK FUNDS
--------------------------------------------------------------------------------

                                                                               OUTLOOK 2020
                                                                  ----------------------------------------
                                                                            FOR THE                FOR THE
                                                                         YEAR ENDED             YEAR ENDED
                                                                  FEBRUARY 28, 2005      FEBRUARY 29, 2004
-----------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  SHARES SOLD - CLASS A .....................................             6,011,610              2,468,730
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ..               127,470                124,052
  SHARES REDEEMED - CLASS A .................................            (5,682,123)            (1,946,757)
                                                                       ------------           ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A .....               456,957                646,025
                                                                       ------------           ------------
  SHARES SOLD - CLASS B .....................................               217,468                439,828
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ..                 7,907                 15,438
  SHARES REDEEMED - CLASS B .................................              (873,824)              (923,600)
                                                                       ------------           ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B .....              (648,449)              (468,334)
                                                                       ------------           ------------
  SHARES SOLD - CLASS C .....................................                84,698                196,046
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ..                 1,071                  3,218
  SHARES REDEEMED - CLASS C .................................              (398,181)               (92,727)
                                                                       ------------           ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C .....              (312,412)               106,537
                                                                       ------------           ------------
  SHARES SOLD - INSTITUTIONAL CLASS .........................             7,985,990              3,296,758
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
    INSTITUTIONAL CLASS .....................................               137,523                127,916
  SHARES REDEEMED - INSTITUTIONAL CLASS .....................            (7,341,927)            (3,145,460)
                                                                       ------------           ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
  INSTITUTIONAL CLASS .......................................               781,586                279,214
                                                                       ------------           ------------
  SHARES SOLD - SELECT CLASS ................................            11,580,634                    N/A
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
    SELECT CLASS ............................................                30,424                    N/A
  SHARES REDEEMED - SELECT CLASS ............................            (7,812,089)                   N/A
                                                                       ------------           ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
  SELECT CLASS ..............................................             3,798,969                    N/A
                                                                       ------------           ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING
  FROM CAPITAL SHARE TRANSACTIONS ...........................             4,076,651                563,442
                                                                       ============           ============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT
  INCOME (LOSS) .............................................          $    628,867           $    344,571
                                                                       ============           ============

                                                                               OUTLOOK 2030
                                                                  ----------------------------------------
                                                                            FOR THE                FOR THE
                                                                         YEAR ENDED             YEAR ENDED
                                                                  FEBRUARY 28, 2005      FEBRUARY 29, 2004
-----------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  SHARES SOLD - CLASS A .....................................             2,517,914              1,914,940
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ..                82,829                153,273
  SHARES REDEEMED - CLASS A .................................            (2,729,504)            (1,447,145)
                                                                       ------------           ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A .....              (128,761)               621,068
                                                                       ------------           ------------
  SHARES SOLD - CLASS B .....................................               186,868                328,193
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ..                 4,050                 23,101
  SHARES REDEEMED - CLASS B .................................              (607,223)              (732,907)
                                                                       ------------           ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B .....              (416,305)              (381,613)
                                                                       ------------           ------------
  SHARES SOLD - CLASS C .....................................                83,174                217,181
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ..                   602                  5,360
  SHARES REDEEMED - CLASS C .................................              (287,600)               (75,307)
                                                                       ------------           ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C .....              (203,824)               147,234
                                                                       ------------           ------------
  SHARES SOLD - INSTITUTIONAL CLASS .........................             5,516,705              1,771,283
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
    INSTITUTIONAL CLASS .....................................                61,680                 80,723
  SHARES REDEEMED - INSTITUTIONAL CLASS .....................            (5,121,575)            (1,037,010)
                                                                       ------------           ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
  INSTITUTIONAL CLASS .......................................               456,810                814,996
                                                                       ------------           ------------
  SHARES SOLD - SELECT CLASS ................................             6,197,982                    N/A
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
    SELECT CLASS ............................................                14,656                    N/A
  SHARES REDEEMED - SELECT CLASS ............................            (4,248,813)                   N/A
                                                                       ------------           ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
  SELECT CLASS ..............................................             1,963,825                    N/A
                                                                       ------------           ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING
  FROM CAPITAL SHARE TRANSACTIONS ...........................             1,671,745              1,201,685
                                                                       ============           ============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT
  INCOME (LOSS) .............................................          $    277,540           $    216,633
                                                                       ============           ============

                                                                               OUTLOOK 2040
                                                                  ----------------------------------------
                                                                            FOR THE                FOR THE
                                                                         YEAR ENDED             YEAR ENDED
                                                                  FEBRUARY 28, 2005      FEBRUARY 29, 2004
----------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  SHARES SOLD - CLASS A .....................................             2,335,715              1,828,911
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ..                95,140                100,338
  SHARES REDEEMED - CLASS A .................................            (2,506,726)            (1,517,720)
                                                                       ------------           ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A .....               (75,871)               411,529
                                                                       ------------           ------------
  SHARES SOLD - CLASS B .....................................               150,048                217,827
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ..                     0                 20,693
  SHARES REDEEMED - CLASS B .................................            (1,373,567)            (1,445,241)
                                                                       ------------           ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B .....            (1,223,519)            (1,206,721)
                                                                       ------------           ------------
  SHARES SOLD - CLASS C .....................................                71,949                 91,422
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ..                     0                  2,010
  SHARES REDEEMED - CLASS C .................................              (193,044)               (88,685)
                                                                       ------------           ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C .....              (121,095)                 4,747
                                                                       ------------           ------------
  SHARES SOLD - INSTITUTIONAL CLASS .........................             2,959,903              1,263,464
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
    INSTITUTIONAL CLASS .....................................                31,237                 29,738
  SHARES REDEEMED - INSTITUTIONAL CLASS .....................            (2,520,951)            (1,772,799)
                                                                       ------------           ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
  INSTITUTIONAL CLASS .......................................               470,189               (479,597)
                                                                       ------------           ------------
  SHARES SOLD - SELECT CLASS ................................             3,028,057                    N/A
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
    SELECT CLASS ............................................                11,881                    N/A
  SHARES REDEEMED - SELECT CLASS ............................            (2,089,169)                   N/A
                                                                       ------------           ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
  SELECT CLASS ..............................................               950,769                    N/A
                                                                       ------------           ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING
  FROM CAPITAL SHARE TRANSACTIONS ...........................                   473             (1,270,042)
                                                                       ============           ============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT
  INCOME (LOSS) .............................................          $    168,770           $     93,681
                                                                       ============           ============

WELLS FARGO OUTLOOK FUNDS                                   FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                           BEGINNING          NET      NET REALIZED    DISTRIBUTIONS    DISTRIBUTIONS
                                           NET ASSET   INVESTMENT    AND UNREALIZED         FROM NET         FROM NET        RETURN
                                           VALUE PER       INCOME    GAIN (LOSS) ON       INVESTMENT         REALIZED            OF
                                               SHARE       (LOSS)       INVESTMENTS           INCOME            GAINS       CAPITAL
-----------------------------------------------------------------------------------------------------------------------------------
OUTLOOK TODAY

CLASS A
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....      $10.17         0.17              0.05            (0.16)           (0.03)         0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....      $ 8.96         0.15              1.22            (0.16)            0.00          0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....      $ 9.79         0.21             (0.66)           (0.22)           (0.16)         0.00
MARCH 1, 2001 TO FEBRUARY 28, 2002 .....      $ 9.94         0.29             (0.09)           (0.29)           (0.06)         0.00
MARCH 1, 2000 TO FEBRUARY 28, 2001 .....      $10.30         0.38              0.21            (0.39)           (0.56)         0.00

CLASS B
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....      $10.35         0.10              0.05            (0.08)           (0.03)         0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....      $ 9.12         0.09              1.24            (0.10)            0.00          0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....      $ 9.96         0.15             (0.66)           (0.17)           (0.16)         0.00
MARCH 1, 2001 TO FEBRUARY 28, 2002 .....      $10.11         0.23             (0.08)           (0.24)           (0.06)         0.00
MARCH 1, 2000 TO FEBRUARY 28, 2001 .....      $10.44         0.31              0.24            (0.32)           (0.56)         0.00

CLASS C
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....      $10.33         0.10              0.05            (0.09)           (0.03)         0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....      $ 9.11         0.08              1.24            (0.10)            0.00          0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....      $ 9.94         0.16             (0.66)           (0.17)           (0.16)         0.00
MARCH 1, 2001 TO FEBRUARY 28, 2002 .....      $10.09         0.23             (0.08)           (0.24)           (0.06)         0.00
MARCH 1, 2000 TO FEBRUARY 28, 2001 .....      $10.44         0.34              0.21            (0.34)           (0.56)         0.00

INSTITUTIONAL CLASS
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....      $10.33         0.21              0.06            (0.20)           (0.03)         0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....      $ 9.10         0.19              1.23            (0.19)            0.00          0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....      $ 9.94         0.23             (0.66)           (0.25)           (0.16)         0.00
MARCH 1, 2001 TO FEBRUARY 28, 2002 .....      $10.08         0.30             (0.07)           (0.31)           (0.06)         0.00
MARCH 1, 2000 TO FEBRUARY 28, 2001 .....      $10.36         0.36              0.25            (0.33)           (0.56)         0.00

SELECT CLASS
JUNE 30, 2004(3) TO FEBRUARY 28, 2005 ..      $10.09         0.14              0.29            (0.12)           (0.03)         0.00

OUTLOOK 2010
-----------------------------------------------------------------------------------------------------------------------------------

CLASS A
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....      $12.22         0.18              0.25            (0.17)            0.00          0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....      $10.25         0.15              1.98            (0.16)            0.00          0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....      $11.65         0.19             (1.33)           (0.20)           (0.06)         0.00
MARCH 1, 2001 TO FEBRUARY 28, 2002 .....      $12.22         0.28             (0.45)           (0.27)           (0.13)         0.00
MARCH 1, 2000 TO FEBRUARY 28, 2001 .....      $12.88         0.35             (0.15)           (0.35)           (0.51)         0.00

CLASS B
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....      $12.23         0.11              0.22            (0.08)            0.00          0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....      $10.26         0.08              1.98            (0.09)            0.00          0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....      $11.66         0.13             (1.33)           (0.14)           (0.06)         0.00
MARCH 1, 2001 TO FEBRUARY 28, 2002 .....      $12.23         0.20             (0.43)           (0.21)           (0.13)         0.00
MARCH 1, 2000 TO FEBRUARY 28, 2001 .....      $12.88         0.28             (0.14)           (0.28)           (0.51)         0.00

CLASS C
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....      $12.33         0.11              0.22            (0.07)            0.00          0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....      $10.35         0.07              2.00            (0.09)            0.00          0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....      $11.75         0.13             (1.33)           (0.14)           (0.06)         0.00
MARCH 1, 2001 TO FEBRUARY 28, 2002 .....      $12.32         0.20             (0.43)           (0.21)           (0.13)         0.00
MARCH 1, 2000 TO FEBRUARY 28, 2001 .....      $12.97         0.29             (0.16)           (0.27)           (0.51)         0.00

INSTITUTIONAL CLASS
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....      $12.32         0.22              0.24            (0.21)            0.00          0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....      $10.33         0.19              1.99            (0.19)            0.00          0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....      $11.75         0.21             (1.33)           (0.24)           (0.06)         0.00
MARCH 1, 2001 TO FEBRUARY 28, 2002 .....      $12.32         0.29             (0.43)           (0.30)           (0.13)         0.00
MARCH 1, 2000 TO FEBRUARY 28, 2001 .....      $12.95         0.33             (0.12)           (0.33)           (0.51)         0.00

(1) DURING EACH PERIOD, VARIOUS FEES AND EXPENSES WERE WAIVED AND REIMBURSED, AS INDICATED. THE RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS REFLECTS THE EXPENSE RATIO IN THE ABSENCE OF ANY WAIVERS AND REIMBURSEMENTS (NOTE
      3).

(2) TOTAL RETURN CALCULATIONS DO NOT INCLUDE ANY SALES CHARGES, AND WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED OR REIMBURSED DURING THE PERIODS SHOWN. RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

(3)   COMMENCEMENT OF OPERATIONS.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                   WELLS FARGO OUTLOOK FUNDS
--------------------------------------------------------------------------------

                                                ENDING                RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                             NET ASSET    -------------------------------------------------------------------
                                             VALUE PER    NET INVESTMENT            GROSS         EXPENSES               NET
                                                 SHARE     INCOME (LOSS)         EXPENSES           WAIVED          EXPENSES
-----------------------------------------------------------------------------------------------------------------------------
OUTLOOK TODAY

CLASS A
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....        $10.20              1.73%            1.34%           (0.07)%            1.27%
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....        $10.17              1.58%            1.36%           (0.08)%            1.28%
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....        $ 8.96              2.12%            1.60%           (0.30)%            1.30%
MARCH 1, 2001 TO FEBRUARY 28, 2002 .....        $ 9.79              2.85%            1.63%           (0.33)%            1.30%
MARCH 1, 2000 TO FEBRUARY 28, 2001 .....        $ 9.94              3.66%            1.51%           (0.21)%            1.30%

CLASS B
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....        $10.39              0.97%            2.09%           (0.07)%            2.02%
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....        $10.35              0.91%            2.11%           (0.16)%            1.95%
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....        $ 9.12              1.60%            2.28%           (0.48)%            1.80%
MARCH 1, 2001 TO FEBRUARY 28, 2002 .....        $ 9.96              2.31%            2.26%           (0.46)%            1.80%
MARCH 1, 2000 TO FEBRUARY 28, 2001 .....        $10.11              3.15%            2.00%           (0.20)%            1.80%

CLASS C
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....        $10.36              0.98%            2.09%           (0.07)%            2.02%
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....        $10.33              0.88%            2.10%           (0.14)%            1.96%
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....        $ 9.11              1.61%            2.23%           (0.43)%            1.80%
MARCH 1, 2001 TO FEBRUARY 28, 2002 .....        $ 9.94              2.32%            2.26%           (0.46)%            1.80%
MARCH 1, 2000 TO FEBRUARY 28, 2001 .....        $10.09              3.19%            1.97%           (0.17)%            1.80%

INSTITUTIONAL CLASS
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....        $10.37              2.04%            1.01%           (0.04)%            0.97%
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....        $10.33              1.89%            1.03%           (0.06)%            0.97%
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....        $ 9.10              2.42%            1.17%           (0.17)%            1.00%
MARCH 1, 2001 TO FEBRUARY 28, 2002 .....        $ 9.94              3.06%            1.29%           (0.26)%            1.03%
MARCH 1, 2000 TO FEBRUARY 28, 2001 .....        $10.08              3.88%            1.16%           (0.12)%            1.04%

SELECT CLASS
JUNE 30, 2004(3) TO FEBRUARY 28, 2005 ..        $10.37              2.41%            0.91%           (0.16)%            0.75%

OUTLOOK 2010
-----------------------------------------------------------------------------------------------------------------------------

CLASS A
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....        $12.48              1.52%            1.30%           (0.03)%            1.27%
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....        $12.22              1.36%            1.33%           (0.05)%            1.28%
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....        $10.25              1.69%            1.44%           (0.14)%            1.30%
MARCH 1, 2001 TO FEBRUARY 28, 2002 .....        $11.65              2.25%            1.53%           (0.23)%            1.30%
MARCH 1, 2000 TO FEBRUARY 28, 2001 .....        $12.22              2.74%            1.43%           (0.13)%            1.30%

CLASS B
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....        $12.48              0.76%            2.05%           (0.03)%            2.02%
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....        $12.23              0.70%            2.09%           (0.14)%            1.95%
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....        $10.26              1.19%            2.13%           (0.33)%            1.80%
MARCH 1, 2001 TO FEBRUARY 28, 2002 .....        $11.66              1.73%            2.12%           (0.32)%            1.80%
MARCH 1, 2000 TO FEBRUARY 28, 2001 .....        $12.23              2.23%            1.95%           (0.15)%            1.80%

CLASS C
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....        $12.59              0.76%            2.05%           (0.03)%            2.02%
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....        $12.33              0.67%            2.08%           (0.12)%            1.96%
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....        $10.35              1.18%            2.21%           (0.41)%            1.80%
MARCH 1, 2001 TO FEBRUARY 28, 2002 .....        $11.75              1.74%            2.12%           (0.32)%            1.80%
MARCH 1, 2000 TO FEBRUARY 28, 2001 .....        $12.32              2.24%            1.96%           (0.16)%            1.80%

INSTITUTIONAL CLASS
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....        $12.57              1.82%            0.97%            0.00%             0.97%
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....        $12.32              1.66%            1.00%           (0.04)%            0.96%
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....        $10.33              1.98%            1.05%           (0.05)%            1.00%
MARCH 1, 2001 TO FEBRUARY 28, 2002 .....        $11.75              2.48%            1.21%           (0.18)%            1.03%
MARCH 1, 2000 TO FEBRUARY 28, 2001 .....        $12.32              3.03%            1.08%           (0.04)%            1.04%

                                                               PORTFOLIO     NET ASSETS AT
                                                 TOTAL          TURNOVER     END OF PERIOD
                                             RETURN(2)              RATE    (000'S OMITTED)
-------------------------------------------------------------------------------------------
OUTLOOK TODAY

CLASS A
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....          2.23%              106%          $ 39,418
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....         15.41%               33%          $ 39,856
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....         (4.63)%              53%          $ 33,299
MARCH 1, 2001 TO FEBRUARY 28, 2002 .....          2.06%               51%          $ 41,543
MARCH 1, 2000 TO FEBRUARY 28, 2001 .....          5.79%               58%          $ 46,316

CLASS B
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....          1.49%              106%          $ 19,690
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....         14.65%               33%          $ 22,616
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....         (5.15)%              53%          $ 19,428
MARCH 1, 2001 TO FEBRUARY 28, 2002 .....          1.54%               51%          $ 16,678
MARCH 1, 2000 TO FEBRUARY 28, 2001 .....          5.30%               58%          $ 11,425

CLASS C
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....          1.43%              106%          $ 13,680
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....         14.61%               33%          $ 13,800
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....         (5.06)%              53%          $  7,822
MARCH 1, 2001 TO FEBRUARY 28, 2002 .....          1.52%               51%          $  7,678
MARCH 1, 2000 TO FEBRUARY 28, 2001 .....          5.36%               58%          $  5,972

INSTITUTIONAL CLASS
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....          2.60%              106%          $ 12,989
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....         15.73%               33%          $ 12,410
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....         (4.32)%              53%          $  8,732
MARCH 1, 2001 TO FEBRUARY 28, 2002 .....          2.40%               51%          $  9,052
MARCH 1, 2000 TO FEBRUARY 28, 2001 .....          5.94%               58%          $  3,954

SELECT CLASS
JUNE 30, 2004(3) TO FEBRUARY 28, 2005 ..          4.26%              106%          $  6,640

OUTLOOK 2010
-------------------------------------------------------------------------------------------

CLASS A
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....          3.60%               81%          $ 82,296
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....         20.94%               31%          $ 88,910
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....         (9.86)%              65%          $ 68,977
MARCH 1, 2001 TO FEBRUARY 28, 2002 .....         (1.43)%              39%          $ 89,878
MARCH 1, 2000 TO FEBRUARY 28, 2001 .....          1.41%               54%          $107,161

CLASS B
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....          2.70%               81%          $ 26,480
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....         20.16%               31%          $ 34,284
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....        (10.34)%              65%          $ 32,831
MARCH 1, 2001 TO FEBRUARY 28, 2002 .....         (1.92)%              39%          $ 41,166
MARCH 1, 2000 TO FEBRUARY 28, 2001 .....          0.93%               54%          $ 36,727

CLASS C
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....          2.72%               81%          $  5,724
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....         20.13%               31%          $  8,190
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....        (10.29)%              65%          $  5,631
MARCH 1, 2001 TO FEBRUARY 28, 2002 .....         (1.90)%              39%          $  5,919
MARCH 1, 2000 TO FEBRUARY 28, 2001 .....          0.89%               54%          $  5,850

INSTITUTIONAL CLASS
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....          3.81%               81%          $ 68,055
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....         21.33%               31%          $ 63,530
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....         (9.60)%              65%          $ 42,649
MARCH 1, 2001 TO FEBRUARY 28, 2002 .....         (1.14)%              39%          $ 36,548
MARCH 1, 2000 TO FEBRUARY 28, 2001 .....          1.52%               54%          $ 22,299

WELLS FARGO OUTLOOK FUNDS                                   FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                           BEGINNING          NET      NET REALIZED    DISTRIBUTIONS    DISTRIBUTIONS
                                           NET ASSET   INVESTMENT    AND UNREALIZED         FROM NET         FROM NET        RETURN
                                           VALUE PER       INCOME    GAIN (LOSS) ON       INVESTMENT         REALIZED            OF
                                               SHARE       (LOSS)       INVESTMENTS           INCOME            GAINS       CAPITAL
-----------------------------------------------------------------------------------------------------------------------------------
OUTLOOK 2010 (CONTINUED)

SELECT CLASS
JUNE 30, 2004(3) TO FEBRUARY 28, 2005 ..      $12.08         0.15              0.47            (0.13)            0.00          0.00

OUTLOOK 2020
-----------------------------------------------------------------------------------------------------------------------------------

CLASS A
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....      $12.96         0.16              0.47            (0.15)            0.00          0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....      $10.36         0.14              2.60            (0.14)            0.00          0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....      $12.29         0.14             (1.93)           (0.14)            0.00          0.00
MARCH 1, 2001 TO FEBRUARY 28, 2002 .....      $13.28         0.13             (0.87)           (0.14)           (0.11)         0.00
MARCH 1, 2000 TO FEBRUARY 28, 2001 .....      $14.78         0.24             (0.75)           (0.23)           (0.74)        (0.02)

CLASS B
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....      $12.85         0.08              0.45            (0.05)            0.00          0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....      $10.28         0.06              2.57            (0.06)            0.00          0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....      $12.18         0.07             (1.90)           (0.07)            0.00          0.00
MARCH 1, 2001 TO FEBRUARY 28, 2002 .....      $13.17         0.07             (0.87)           (0.08)           (0.11)         0.00
MARCH 1, 2000 TO FEBRUARY 28, 2001 .....      $14.66         0.16             (0.74)           (0.16)           (0.74)        (0.01)

CLASS C
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....      $12.93         0.09              0.44            (0.03)            0.00          0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....      $10.34         0.06              2.60            (0.07)            0.00          0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....      $12.26         0.07             (1.92)           (0.07)            0.00          0.00
MARCH 1, 2001 TO FEBRUARY 28, 2002 .....      $13.25         0.07             (0.87)           (0.08)           (0.11)         0.00
MARCH 1, 2000 TO FEBRUARY 28, 2001 .....      $14.74         0.16             (0.74)           (0.16)           (0.74)        (0.01)

INSTITUTIONAL CLASS
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....      $13.10         0.22              0.45            (0.19)            0.00          0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....      $10.47         0.18              2.62            (0.17)            0.00          0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....      $12.42         0.17             (1.94)           (0.18)            0.00          0.00
MARCH 1, 2001 TO FEBRUARY 28, 2002 .....      $13.42         0.16             (0.87)           (0.18)           (0.11)         0.00
MARCH 1, 2000 TO FEBRUARY 28, 2001 .....      $14.89         0.24             (0.72)           (0.23)           (0.74)        (0.02)

SELECT CLASS
JUNE 30, 2004(3) TO FEBRUARY 28, 2005 ..      $12.87         0.09              0.76            (0.12)            0.00          0.00

OUTLOOK 2030
-----------------------------------------------------------------------------------------------------------------------------------

CLASS A
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....      $13.53         0.16              0.67            (0.15)            0.00          0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....      $10.48         0.13              3.17            (0.13)           (0.12)         0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....      $13.34         0.11             (2.40)           (0.12)           (0.45)         0.00
MARCH 1, 2001 TO FEBRUARY 28, 2002 .....      $15.13         0.12             (1.43)           (0.12)           (0.36)         0.00
MARCH 1, 2000 TO FEBRUARY 28, 2001 .....      $16.96         0.17             (1.17)           (0.16)           (0.67)         0.00

CLASS B
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....      $13.31         0.06              0.64            (0.04)            0.00          0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....      $10.32         0.06              3.11            (0.06)           (0.12)         0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....      $13.13         0.04             (2.35)           (0.05)           (0.45)         0.00
MARCH 1, 2001 TO FEBRUARY 28, 2002 .....      $14.88         0.05             (1.39)           (0.05)           (0.36)         0.00
MARCH 1, 2000 TO FEBRUARY 28, 2001 .....      $16.72         0.07             (1.16)           (0.08)           (0.67)         0.00

CLASS C
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....      $13.32         0.05              0.65            (0.02)            0.00          0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....      $10.33         0.06              3.12            (0.07)           (0.12)         0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....      $13.14         0.05             (2.36)           (0.05)           (0.45)         0.00
MARCH 1, 2001 TO FEBRUARY 28, 2002 .....      $14.90         0.04             (1.39)           (0.05)           (0.36)         0.00
MARCH 1, 2000 TO FEBRUARY 28, 2001 .....      $16.74         0.08             (1.17)           (0.08)           (0.67)         0.00

(1) DURING EACH PERIOD, VARIOUS FEES AND EXPENSES WERE WAIVED AND REIMBURSED, AS INDICATED. THE RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS REFLECTS THE EXPENSE RATIO IN THE ABSENCE OF ANY WAIVERS AND REIMBURSEMENTS (NOTE
      3).

(2) TOTAL RETURN CALCULATIONS DO NOT INCLUDE ANY SALES CHARGES, AND WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED OR REIMBURSED DURING THE PERIODS SHOWN. RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

(3)   COMMENCEMENT OF OPERATIONS.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                   WELLS FARGO OUTLOOK FUNDS
--------------------------------------------------------------------------------

                                                ENDING                RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                             NET ASSET    -------------------------------------------------------------------
                                             VALUE PER    NET INVESTMENT            GROSS         EXPENSES               NET
                                                 SHARE     INCOME (LOSS)         EXPENSES           WAIVED          EXPENSES
-----------------------------------------------------------------------------------------------------------------------------
OUTLOOK 2010 (CONTINUED)

SELECT CLASS
JUNE 30, 2004(3) TO FEBRUARY 28, 2005 ..        $12.57              2.20%            0.87%           (0.12)%            0.75%

OUTLOOK 2020
-----------------------------------------------------------------------------------------------------------------------------

CLASS A
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....        $13.44              1.31%            1.31%           (0.04)%            1.27%
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....        $12.96              1.16%            1.32%           (0.04)%            1.28%
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....        $10.36              1.16%            1.42%           (0.12)%            1.30%
MARCH 1, 2001 TO FEBRUARY 28, 2002 .....        $12.29              1.35%            1.50%           (0.20)%            1.30%
MARCH 1, 2000 TO FEBRUARY 28, 2001 .....        $13.28              1.63%            1.39%           (0.09)%            1.30%

CLASS B
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....        $13.33              0.55%            2.07%           (0.05)%            2.02%
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....        $12.85              0.51%            2.08%           (0.13)%            1.95%
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....        $10.28              0.66%            2.13%           (0.33)%            1.80%
MARCH 1, 2001 TO FEBRUARY 28, 2002 .....        $12.18              0.85%            2.08%           (0.28)%            1.80%
MARCH 1, 2000 TO FEBRUARY 28, 2001 .....        $13.17              1.12%            1.94%           (0.14)%            1.80%

CLASS C
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....        $13.43              0.54%            2.07%           (0.05)%            2.02%
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....        $12.93              0.47%            2.07%           (0.11)%            1.96%
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....        $10.34              0.66%            2.20%           (0.40)%            1.80%
MARCH 1, 2001 TO FEBRUARY 28, 2002 .....        $12.26              0.83%            2.08%           (0.28)%            1.80%
MARCH 1, 2000 TO FEBRUARY 28, 2001 .....        $13.25              1.15%            1.96%           (0.16)%            1.80%

INSTITUTIONAL CLASS
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....        $13.58              1.61%            0.98%           (0.01)%            0.97%
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....        $13.10              1.48%            0.99%           (0.03)%            0.96%
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....        $10.47              1.46%            1.01%           (0.01)%            1.00%
MARCH 1, 2001 TO FEBRUARY 28, 2002 .....        $12.42              1.60%            1.18%           (0.15)%            1.03%
MARCH 1, 2000 TO FEBRUARY 28, 2001 .....        $13.42              1.93%            1.04%            0.00%             1.04%

SELECT CLASS
JUNE 30, 2004(3) TO FEBRUARY 28, 2005 ..        $13.60              1.89%            0.88%           (0.13)%            0.75%

OUTLOOK 2030
-----------------------------------------------------------------------------------------------------------------------------

CLASS A
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....        $14.21              1.17%            1.31%           (0.04)%            1.27%
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....        $13.53              1.15%            1.33%           (0.05)%            1.28%
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....        $10.48              0.88%            1.52%           (0.22)%            1.30%
MARCH 1, 2001 TO FEBRUARY 28, 2002 .....        $13.34              0.81%            1.57%           (0.27)%            1.30%
MARCH 1, 2000 TO FEBRUARY 28, 2001 .....        $15.13              0.97%            1.41%           (0.11)%            1.30%

CLASS B
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....        $13.97              0.43%            2.06%           (0.04)%            2.02%
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....        $13.31              0.50%            2.09%           (0.15)%            1.94%
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....        $10.32              0.38%            2.21%           (0.41)%            1.80%
MARCH 1, 2001 TO FEBRUARY 28, 2002 .....        $13.13              0.30%            2.17%           (0.37)%            1.80%
MARCH 1, 2000 TO FEBRUARY 28, 2001 .....        $14.88              0.47%            2.00%           (0.20)%            1.80%

CLASS C
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....        $14.00              0.43%            2.07%           (0.05)%            2.02%
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....        $13.32              0.45%            2.08%           (0.12)%            1.96%
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....        $10.33              0.39%            2.44%           (0.64)%            1.80%
MARCH 1, 2001 TO FEBRUARY 28, 2002 .....        $13.14              0.29%            2.17%           (0.37)%            1.80%
MARCH 1, 2000 TO FEBRUARY 28, 2001 .....        $14.90              0.49%            2.16%           (0.36)%            1.80%

                                                               PORTFOLIO     NET ASSETS AT
                                                 TOTAL          TURNOVER     END OF PERIOD
                                             RETURN(2)              RATE    (000'S OMITTED)
-------------------------------------------------------------------------------------------
OUTLOOK 2010 (CONTINUED)

SELECT CLASS
JUNE 30, 2004(3) TO FEBRUARY 28, 2005 ..          5.20%               81%          $ 25,512

OUTLOOK 2020
-------------------------------------------------------------------------------------------

CLASS A
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....          4.92%               60%          $151,258
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....         26.58%               31%          $139,981
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....        (14.65)%              62%          $105,206
MARCH 1, 2001 TO FEBRUARY 28, 2002 .....         (5.57)%              29%          $137,265
MARCH 1, 2000 TO FEBRUARY 28, 2001 .....         (3.79)%              39%          $154,871

CLASS B
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....          4.13%               60%          $ 25,378
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....         25.71%               31%          $ 32,803
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....        (15.04)%              62%          $ 31,052
MARCH 1, 2001 TO FEBRUARY 28, 2002 .....         (6.09)%              29%          $ 43,280
MARCH 1, 2000 TO FEBRUARY 28, 2001 .....         (4.25)%              39%          $ 47,591

CLASS C
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....          4.09%               60%          $  4,155
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....         25.79%               31%          $  8,040
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....        (15.12)%              62%          $  5,330
MARCH 1, 2001 TO FEBRUARY 28, 2002 .....         (6.06)%              29%          $  6,767
MARCH 1, 2000 TO FEBRUARY 28, 2001 .....         (4.26)%              39%          $  6,308

INSTITUTIONAL CLASS
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....          5.17%               60%          $131,133
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....         26.96%               31%          $116,214
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....        (14.35)%              62%          $ 89,948
MARCH 1, 2001 TO FEBRUARY 28, 2002 .....         (5.30)%              29%          $ 94,895
MARCH 1, 2000 TO FEBRUARY 28, 2001 .....         (3.58)%              39%          $ 64,541

SELECT CLASS
JUNE 30, 2004(3) TO FEBRUARY 28, 2005 ..          6.61%               60%          $ 51,662

OUTLOOK 2030
-------------------------------------------------------------------------------------------

CLASS A
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....          6.17%               48%          $109,923
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....         31.73%               27%          $106,449
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....        (17.40)%              68%          $ 75,953
MARCH 1, 2001 TO FEBRUARY 28, 2002 .....         (8.68)%              27%          $100,884
MARCH 1, 2000 TO FEBRUARY 28, 2001 .....         (6.29)%              27%          $133,569

CLASS B
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....          5.28%               48%          $ 16,372
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....         30.82%               27%          $ 21,131
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....        (17.76)%              68%          $ 20,319
MARCH 1, 2001 TO FEBRUARY 28, 2002 .....         (9.10)%              27%          $ 27,913
MARCH 1, 2000 TO FEBRUARY 28, 2001 .....         (6.79)%              27%          $ 34,570

CLASS C
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....          5.26%               48%          $  2,991
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....         30.88%               27%          $  5,559
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....        (17.78)%              68%          $  2,791
MARCH 1, 2001 TO FEBRUARY 28, 2002 .....         (9.12)%              27%          $  3,412
MARCH 1, 2000 TO FEBRUARY 28, 2001 .....         (6.79)%              27%          $  3,467

WELLS FARGO OUTLOOK FUNDS                                   FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                         BEGINNING          NET      NET REALIZED    DISTRIBUTIONS    DISTRIBUTIONS
                                         NET ASSET   INVESTMENT    AND UNREALIZED         FROM NET         FROM NET        RETURN
                                         VALUE PER       INCOME    GAIN (LOSS) ON       INVESTMENT         REALIZED            OF
                                             SHARE       (LOSS)       INVESTMENTS           INCOME            GAINS       CAPITAL
---------------------------------------------------------------------------------------------------------------------------------
OUTLOOK 2030 (CONTINUED)

INSTITUTIONAL CLASS
MARCH 1, 2004 TO FEBRUARY 28, 2005 ....     $13.65          0.21             0.66            (0.19)            0.00         0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 ....     $10.57          0.18             3.19            (0.17)           (0.12)        0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 ....     $13.45          0.14            (2.41)           (0.16)           (0.45)        0.00
MARCH 1, 2001 TO FEBRUARY 28, 2002 ....     $15.24          0.15            (1.42)           (0.16)           (0.36)        0.00
MARCH 1, 2001 TO FEBRUARY 28, 2001 ....     $17.07          0.17            (1.16)           (0.17)           (0.67)        0.00

SELECT CLASS
JUNE 30, 2004(3) TO FEBRUARY 28, 2005 .     $13.42          0.08             0.94            (0.11)            0.00         0.00

OUTLOOK 2040
---------------------------------------------------------------------------------------------------------------------------------

CLASS A
MARCH 1, 2004 TO FEBRUARY 28, 2005 ....     $14.40          0.14(4)          0.86            (0.13)            0.00         0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 ....     $10.65          0.12(4)          3.75            (0.12)            0.00         0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 ....     $13.55          0.08(4)         (2.81)           (0.08)           (0.09)        0.00
MARCH 1, 2001 TO FEBRUARY 28, 2002 ....     $15.50          0.03            (1.80)            0.00            (0.18)        0.00
MARCH 1, 2000 TO FEBRUARY 28, 2001 ....     $18.78          0.02            (1.98)           (0.03)           (1.29)        0.00

CLASS B
MARCH 1, 2004 TO FEBRUARY 28, 2005 ....     $13.86          0.04(4)          0.82             0.00             0.00         0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 ....     $10.28          0.04(4)          3.61            (0.07)            0.00         0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 ....     $13.08          0.02(4)         (2.70)           (0.03)           (0.09)        0.00
MARCH 1, 2001 TO FEBRUARY 28, 2002 ....     $15.05         (0.05)           (1.74)            0.00            (0.18)        0.00
MARCH 1, 2000 TO FEBRUARY 28, 2001 ....     $18.34         (0.05)           (1.95)            0.00            (1.29)        0.00

CLASS C
MARCH 1, 2004 TO FEBRUARY 28, 2005 ....     $13.86          0.04(4)          0.81             0.00             0.00         0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 ....     $10.28          0.03(4)          3.62            (0.07)            0.00         0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 ....     $13.09          0.02(4)         (2.71)           (0.03)           (0.09)        0.00
MARCH 1, 2001 TO FEBRUARY 28, 2002 ....     $15.06         (0.04)           (1.75)            0.00            (0.18)        0.00
MARCH 1, 2000 TO FEBRUARY 28, 2001 ....     $18.34         (0.05)           (1.94)            0.00            (1.29)        0.00

INSTITUTIONAL CLASS
MARCH 1, 2004 TO FEBRUARY 28, 2005 ....     $14.59          0.19(4)          0.88            (0.18)            0.00         0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 ....     $10.77          0.16(4)          3.81            (0.15)            0.00         0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 ....     $13.71          0.12(4)         (2.85)           (0.12)           (0.09)        0.00
MARCH 1, 2001 TO FEBRUARY 28, 2002 ....     $15.64          0.07            (1.82)            0.00            (0.18)        0.00
MARCH 1, 2000 TO FEBRUARY 28, 2001 ....     $18.90          0.07            (1.99)           (0.05)           (1.29)        0.00

SELECT CLASS
JUNE 30, 2004(3) TO FEBRUARY 28, 2005 .     $14.47          0.15(4)          1.06            (0.21)            0.00         0.00

(1) DURING EACH PERIOD, VARIOUS FEES AND EXPENSES WERE WAIVED AND REIMBURSED, AS INDICATED. THE RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS REFLECTS THE EXPENSE RATIO IN THE ABSENCE OF ANY WAIVERS AND REIMBURSEMENTS (NOTE
      3).

(2) TOTAL RETURN CALCULATIONS DO NOT INCLUDE ANY SALES CHARGES, AND WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED OR REIMBURSED DURING THE PERIODS SHOWN. RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

(3)   COMMENCEMENT OF OPERATIONS.

(4)   CALCULATED BASED UPON AVERAGE SHARES OUTSTANDINGS.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                   WELLS FARGO OUTLOOK FUNDS
--------------------------------------------------------------------------------

                                                ENDING                RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                             NET ASSET    -------------------------------------------------------------------
                                             VALUE PER    NET INVESTMENT            GROSS         EXPENSES               NET
                                                 SHARE     INCOME (LOSS)         EXPENSES           WAIVED          EXPENSES
-----------------------------------------------------------------------------------------------------------------------------
OUTLOOK 2030 (CONTINUED)

INSTITUTIONAL CLASS
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....        $14.33              1.47%            0.98%           (0.02)%            0.96%
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....        $13.65              1.46%            1.00%           (0.04)%            0.96%
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....        $10.57              1.17%            1.07%           (0.07)%            1.00%
MARCH 1, 2001 TO FEBRUARY 28, 2002 .....        $13.45              1.05%            1.24%           (0.21)%            1.03%
MARCH 1, 2001 TO FEBRUARY 28, 2001 .....        $15.24              1.27%            1.05%            0.00%             1.05%

SELECT CLASS
JUNE 30, 2004(3) TO FEBRUARY 28, 2005 ..        $14.33              1.74%            0.87%           (0.12)%            0.75%

OUTLOOK 2040
-----------------------------------------------------------------------------------------------------------------------------

CLASS A
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....        $15.27              1.01%            1.28%           (0.01)%            1.27%
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....        $14.40              0.95%            1.33%           (0.06)%            1.27%
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....        $10.65              0.65%            1.49%           (0.19)%            1.30%
MARCH 1, 2001 TO FEBRUARY 28, 2002 .....        $13.55              0.24%            1.55%           (0.25)%            1.30%
MARCH 1, 2000 TO FEBRUARY 28, 2001 .....        $15.50              0.15%            1.41%           (0.11)%            1.30%

CLASS B
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....        $14.72              0.26%            2.03%           (0.01)%            2.02%
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....        $13.86              0.31%            2.09%           (0.15)%            1.94%
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....        $10.28              0.15%            2.23%           (0.43)%            1.80%
MARCH 1, 2001 TO FEBRUARY 28, 2002 .....        $13.08             (0.27)%           2.14%           (0.34)%            1.80%
MARCH 1, 2000 TO FEBRUARY 28, 2001 .....        $15.05             (0.35)%           2.05%           (0.25)%            1.80%

CLASS C
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....        $14.71              0.26%            2.03%           (0.01)%            2.02%
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....        $13.86              0.28%            2.08%           (0.14)%            1.94%
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....        $10.28              0.15%            2.31%           (0.51)%            1.80%
MARCH 1, 2001 TO FEBRUARY 28, 2002 .....        $13.09             (0.27)%           2.14%           (0.34)%            1.80%
MARCH 1, 2000 TO FEBRUARY 28, 2001 .....        $15.06             (0.35)%           1.96%           (0.16)%            1.80%

INSTITUTIONAL CLASS
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....        $15.48              1.31%            0.95%            0.00%             0.95%
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....        $14.59              1.29%            1.01%           (0.05)%            0.96%
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....        $10.77              0.96%            1.03%           (0.03)%            1.00%
MARCH 1, 2001 TO FEBRUARY 28, 2002 .....        $13.71              0.54%            1.22%           (0.20)%            1.02%
MARCH 1, 2000 TO FEBRUARY 28, 2001 .....        $15.64              0.46%            1.07%           (0.03)%            1.04%

SELECT CLASS
JUNE 30, 2004(3) TO FEBRUARY 28, 2005 ..        $15.47              1.55%            0.85%           (0.10)%            0.75%


                                                               PORTFOLIO     NET ASSETS AT
                                                 TOTAL          TURNOVER     END OF PERIOD
                                             RETURN(2)              RATE    (000'S OMITTED)
-------------------------------------------------------------------------------------------
OUTLOOK 2030 (CONTINUED)

INSTITUTIONAL CLASS
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....          6.42%               48%          $ 65,968
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....         32.13%               27%          $ 56,586
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....        (17.10)%              68%          $ 35,203
MARCH 1, 2001 TO FEBRUARY 28, 2002 .....         (8.47)%              27%          $ 30,749
MARCH 1, 2001 TO FEBRUARY 28, 2001 .....         (6.08)%              27%          $ 19,156

SELECT CLASS
JUNE 30, 2004(3) TO FEBRUARY 28, 2005 ..          7.64%               48%          $ 28,149

OUTLOOK 2040
-------------------------------------------------------------------------------------------

CLASS A
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....          6.98%               29%          $165,145
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....         36.52%               18%          $156,806
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....        (20.24)%              54%          $111,546
MARCH 1, 2001 TO FEBRUARY 28, 2002 .....        (11.45)%              14%          $169,829
MARCH 1, 2000 TO FEBRUARY 28, 2001 .....        (11.09)%              20%          $218,085

CLASS B
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....          6.20%               29%          $ 27,229
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....         35.58%               18%          $ 42,603
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....        (20.60)%              54%          $ 43,980
MARCH 1, 2001 TO FEBRUARY 28, 2002 .....        (11.93)%              14%          $ 67,290
MARCH 1, 2000 TO FEBRUARY 28, 2001 .....        (11.53)%              20%          $ 84,993

CLASS C
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....          6.13%               29%          $  3,681
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....         35.62%               18%          $  5,146
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....        (20.66)%              54%          $  3,767
MARCH 1, 2001 TO FEBRUARY 28, 2002 .....        (11.92)%              14%          $  5,432
MARCH 1, 2000 TO FEBRUARY 28, 2001 .....        (11.52)%              20%          $  6,349

INSTITUTIONAL CLASS
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....          7.35%               29%          $ 42,700
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....         37.06%               18%          $ 33,396
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....        (20.02)%              54%          $ 29,829
MARCH 1, 2001 TO FEBRUARY 28, 2002 .....        (11.22)%              14%          $ 33,976
MARCH 1, 2000 TO FEBRUARY 28, 2001 .....        (10.80)%              20%          $ 31,613

SELECT CLASS
JUNE 30, 2004(3) TO FEBRUARY 28, 2005 ..          8.37%               29%          $ 14,712

WELLS FARGO OUTLOOK FUNDS                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

            Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is currently comprised of 74 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the Outlook Today Fund, Outlook 2010 Fund, Outlook 2020 Fund, Outlook 2030 Fund, and Outlook 2040 Fund. Each Fund is a diversified series of the Trust.

            The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholding servicing and administration fees.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

            The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

            The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

            In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

            Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The Nasdaq Stock Market, Inc. are valued at the Nasdaq Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices.

            Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue; indications as to values from dealers in securities, trading characteristics and general market conditions.

            Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

            Investments which are not valued using any of the methods discussed above, are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

            Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

            Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

DISTRIBUTIONS TO SHAREHOLDERS

            Net investment income, if any, is declared and distributed to shareholders quarterly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

            For federal income tax purposes, a Fund may designate as capital gains dividends the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

            Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

NOTES TO FINANCIAL STATEMENTS                          WELLS FARGO OUTLOOK FUNDS
--------------------------------------------------------------------------------

            At February 28, 2005, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of Assets and Liabilities:

                           Undistributed Net   Undistributed Net        Paid-in
      Fund                 Investment Income   Realized Gain/Loss       Capital
      --------------------------------------------------------------------------
      OUTLOOK TODAY            $(11,746)            $ 11,907           $   (161)
      --------------------------------------------------------------------------
      OUTLOOK 2010              (38,974)              40,181             (1,207)
      --------------------------------------------------------------------------
      OUTLOOK 2020              (72,164)              72,164                  0
      --------------------------------------------------------------------------
      OUTLOOK 2030              (88,423)              88,691               (268)
      --------------------------------------------------------------------------
      OUTLOOK 2040              (74,811)              74,807                  4
      --------------------------------------------------------------------------

FEDERAL INCOME TAXES

            Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at February 28, 2005.

            At February 28, 2005, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were:

      Fund                            Year Expires    Capital Loss Carryforwards
      --------------------------------------------------------------------------
      OUTLOOK 2010                        2012                $   658,707
      --------------------------------------------------------------------------
      OUTLOOK 2020                        2012                  4,515,332
      --------------------------------------------------------------------------
      OUTLOOK 2040                        2011                  3,086,887
      --------------------------------------------------------------------------
      OUTLOOK 2040                        2012                 14,370,242
      --------------------------------------------------------------------------

SECURITY LOANS

            The Fund(s) may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. If the collateral falls to 100%, it will be brought back to 102%. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 35% of the revenues earned on the securities lending activities and incurs all expenses. Prior to October 1, 2004, Wells Fargo Bank, N.A. was entitled to receive 40% of the revenues earned on securities lending activities. The value of the securities on loan and the value of the related collateral at February 28, 2005 are shown on the Statement of Assets and Liabilities.

WELLS FARGO OUTLOOK FUNDS                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

            The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

            Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment sub-adviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                                                                                       Sub-Advisory
                                                      Advisory Fee*                                                         Fee
                                                          (% of                                                            (% of
                                       Average Daily  Average Daily                                     Average Daily  Average Daily
      Fund                              Net Assets     Net Assets)     Sub-Adviser                       Net Assets     Net Assets)
      ------------------------------------------------------------------------------------------------------------------------------
      OUTLOOK TODAY                $0 - $499 million      0.650      Barclays Global                $0 - $100 million      0.25

                         $500 million - $999 million      0.600      Fund Advisors        $100 million - $200 million      0.20

                          $1 billion - $2.99 billion      0.550                                         >$200 million      0.15

                          $3 billion - $4.99 billion      0.525

                                     > $4.99 billion      0.500
      ------------------------------------------------------------------------------------------------------------------------------
      OUTLOOK 2010                 $0 - $499 million      0.650      Barclays Global                $0 - $100 million      0.25

                         $500 million - $999 million      0.600      Fund Advisors        $100 million - $200 million      0.20

                          $1 billion - $2.99 billion      0.550                                         >$200 million      0.15

                          $3 billion - $4.99 billion      0.525

                                     > $4.99 billion      0.500
      ------------------------------------------------------------------------------------------------------------------------------
      OUTLOOK 2020                 $0 - $499 million      0.650      Barclays Global                $0 - $100 million      0.25

                         $500 million - $999 million      0.600      Fund Advisors        $100 million - $200 million      0.20

                          $1 billion - $2.99 billion      0.550                                         >$200 million      0.15

                          $3 billion - $4.99 billion      0.525

                                     > $4.99 billion      0.500
      ------------------------------------------------------------------------------------------------------------------------------
      OUTLOOK 2030                 $0 - $499 million      0.650      Barclays Global                $0 - $100 million      0.25

                         $500 million - $999 million      0.600      Fund Advisors        $100 million - $200 million      0.20

                          $1 billion - $2.99 billion      0.550                                         >$200 million      0.15

                          $3 billion - $4.99 billion      0.525

                                     > $4.99 billion      0.500
      ------------------------------------------------------------------------------------------------------------------------------
      OUTLOOK 2040                 $0 - $499 million      0.650      Barclays Global                $0 - $100 million      0.25

                         $500 million - $999 million      0.600      Fund Advisors        $100 million - $200 million      0.20

                          $1 billion - $2.99 billion      0.550                                         >$200 million      0.15

                          $3 billion - $4.99 billion      0.525

                                     > $4.99 billion      0.500
      ------------------------------------------------------------------------------------------------------------------------------

            * Effective August 2, 2004. For the period July 1, 2004 to August 1, 2004, Funds Management was entitled to be paid a monthly advisory fee at the annual rate of 0.65% of average daily net assets. Prior to July 1, 2004, Funds Management was entitled to be paid a monthly advisory fee at the annual rate of 0.70% of average daily net assets.

ADMINISTRATION AND TRANSFER AGENT FEES

            The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers out of the fees it receives as administrator, Funds Management is entitled to receive the following annual fees:

NOTES TO FINANCIAL STATEMENTS                          WELLS FARGO OUTLOOK FUNDS
--------------------------------------------------------------------------------

                                                           Administration Fees**
                                         Average Daily         (% of Average
                                           Net Assets        Daily Net Assets)
      --------------------------------------------------------------------------
      FUND LEVEL                    $0 - $4.99 billion             0.05

                            $5 billion - $9.99 billion             0.04

                                       > $9.99 billion             0.03

      CLASS A                                                      0.28
      --------------------------------------------------------------------------
      CLASS B                                                      0.28
      --------------------------------------------------------------------------
      CLASS C                                                      0.28
      --------------------------------------------------------------------------
      INSTITUTIONAL                                                0.20
      --------------------------------------------------------------------------
      SELECT                                                       0.10
      --------------------------------------------------------------------------

            ** Effective August 2, 2004. Prior to August 2, 2004, Funds Management was entitled to be paid a fund level administration fee of 0.05% of average daily net assets.

            The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

CUSTODY FEES

            The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to certain transaction charges plus a monthly fee for custody services at the following annual rates:

                                                              % Of Average Daily
                                                                  Net Assets
      --------------------------------------------------------------------------
      ALL FUNDS                                                      0.02
      --------------------------------------------------------------------------

SHAREHOLDER SERVICING FEES

            The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

                                                              % Of Average Daily
                                                                  Net Assets
      --------------------------------------------------------------------------
      CLASS A                                                        0.25
      --------------------------------------------------------------------------
      CLASS B                                                        0.25
      --------------------------------------------------------------------------
      CLASS C                                                        0.25
      --------------------------------------------------------------------------

            For the year ended February 28, 2005, shareholder servicing fees paid by the Funds were as follows:

      Fund                    Class A            Class B           Class C
      --------------------------------------------------------------------------
      OUTLOOK TODAY           $ 98,462          $ 53,069          $ 35,915
      --------------------------------------------------------------------------
      OUTLOOK 2010             211,283            74,741            17,190
      --------------------------------------------------------------------------
      OUTLOOK 2020             352,031            70,701            14,991
      --------------------------------------------------------------------------
      OUTLOOK 2030             261,240            45,315            10,803
      --------------------------------------------------------------------------
      OUTLOOK 2040             393,966            80,974            10,966
      --------------------------------------------------------------------------

DISTRIBUTION FEES

            The Trust has adopted a Distribution Plan (the "Plan") for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Stephens Inc. ("Stephens") at an annual rate of 0.75% of average daily net assets.

            For the year ended February 28, 2005, distribution fees paid are disclosed on the Statement of Operations.

OTHER FEES

            PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee, and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WELLS FARGO OUTLOOK FUNDS                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

WAIVED FEES AND REIMBURSED EXPENSES

            All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the year ended February 28, 2005, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from administration, custody and shareholder servicing fees collected, if any. The Fund's Adviser has committed to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense limitation for the Fund(s). Net operating expense limitations during the period were as follows:

                       NET OPERATING EXPENSE LIMITATIONS*
      Fund                  Class A   Class B   Class C  Institutional  Select
      --------------------------------------------------------------------------
      OUTLOOK TODAY          1.25%     2.00%     2.00%       0.95%       0.75%
      --------------------------------------------------------------------------
      OUTLOOK 2010           1.25%     2.00%     2.00%       0.95%       0.75%
      --------------------------------------------------------------------------
      OUTLOOK 2020           1.25%     2.00%     2.00%       0.95%       0.75%
      --------------------------------------------------------------------------
      OUTLOOK 2030           1.25%     2.00%     2.00%       0.95%       0.75%
      --------------------------------------------------------------------------
      OUTLOOK 2040           1.25%     2.00%     2.00%       0.95%       0.75%
      --------------------------------------------------------------------------

            * Effective July 1, 2004 for Class A, B, C and Institutional Class. The Select Class commenced operations on June 30, 2004. Prior to July 1, 2004, the Funds' net operating expense limitations were as follows:

      Fund                         Class A    Class B    Class C  Institutional
      --------------------------------------------------------------------------
      OUTLOOK TODAY                 1.30%      2.05%      2.05%       1.00%
      --------------------------------------------------------------------------
      OUTLOOK 2010                  1.30%      2.05%      2.05%       1.00%
      --------------------------------------------------------------------------
      OUTLOOK 2020                  1.30%      2.05%      2.05%       1.00%
      --------------------------------------------------------------------------
      OUTLOOK 2030                  1.30%      2.05%      2.05%       1.00%
      --------------------------------------------------------------------------
      OUTLOOK 2040                  1.30%      2.05%      2.05%       1.00%
      --------------------------------------------------------------------------

4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

            Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the year ended February 28, 2005, were as follows:

                                Purchases at Cost                    Sales Proceeds
      Fund              U.S. Government        Other        U.S. Government         Other
      -------------------------------------------------------------------------------------
      OUTLOOK TODAY      $ 88,617,870      $ 11,269,305      $ 83,878,579      $ 11,960,458
      -------------------------------------------------------------------------------------
      OUTLOOK 2010        140,825,688        27,888,404       128,112,384        30,080,445
      -------------------------------------------------------------------------------------
      OUTLOOK 2020        165,322,568        72,982,063       138,316,956        47,553,919
      -------------------------------------------------------------------------------------
      OUTLOOK 2030         72,736,191        45,615,338        64,655,818        30,850,777
      -------------------------------------------------------------------------------------
      OUTLOOK 2040         38,045,151        33,667,053        36,762,751        31,890,063
      -------------------------------------------------------------------------------------

5. BANK BORROWINGS
--------------------------------------------------------------------------------

            The Wells Fargo Funds Trust and the Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line. For the year ended February 28, 2005, there were no borrowings under the agreement.

NOTES TO FINANCIAL STATEMENTS                          WELLS FARGO OUTLOOK FUNDS
--------------------------------------------------------------------------------

6. DISTRIBUTION TO SHAREHOLDERS
--------------------------------------------------------------------------------

            The tax character of distributions paid during the years ended February 28, 2005 and February 29, 2004 was as follows:

                          Ordinary        Long-Term   Dividends Paid
                           Income       Capital Gain   on Redemption        Total
      Fund                  2005            2005            2005            2005
      -----------------------------------------------------------------------------
      OUTLOOK TODAY      $1,265,309      $  269,066      $        0      $1,534,375
      -----------------------------------------------------------------------------
      OUTLOOK 2010        2,766,765               0               0       2,766,765
      -----------------------------------------------------------------------------
      OUTLOOK 2020        4,041,141               0               0       4,041,141
      -----------------------------------------------------------------------------
      OUTLOOK 2030        2,278,163               0               0       2,278,163
      -----------------------------------------------------------------------------
      OUTLOOK 2040        2,117,382               0               0       2,117,382
      -----------------------------------------------------------------------------

                          Ordinary        Long-Term   Dividends Paid
                           Income       Capital Gain   on Redemption        Total
      Fund                  2004            2004            2004            2004
      -----------------------------------------------------------------------------
      OUTLOOK TODAY      $1,125,716      $        0      $        0      $1,125,716
      -----------------------------------------------------------------------------
      OUTLOOK 2010        2,344,570               0               0       2,344,570
      -----------------------------------------------------------------------------
      OUTLOOK 2020        3,194,786               0               0       3,194,786
      -----------------------------------------------------------------------------
      OUTLOOK 2030        1,746,398       1,545,797               0       3,292,195
      -----------------------------------------------------------------------------
      OUTLOOK 2040        1,923,855               0               0       1,923,855
      -----------------------------------------------------------------------------

            As of February 28, 2005, the components of distributable earnings on a tax basis are shown on the table below. The difference between book basis and tax basis appreciation/(depreciation) is attributable to wash sale deferrals, REIT adjustments and partnership adjustments.

                                                                          Unrealized
                            Undistributed       Undistributed Long-      Appreciation         Capital Loss
      Fund                 Ordinary Income           Term Gain          (Depreciation)        Carryforward *              Total
      ----------------------------------------------------------------------------------------------------------------------------
      OUTLOOK TODAY          $    331,496          $    506,898          $  3,998,532          $          0           $  4,836,926
      ----------------------------------------------------------------------------------------------------------------------------
      OUTLOOK 2010                462,110                     0            12,024,485              (658,707)            11,827,888
      ----------------------------------------------------------------------------------------------------------------------------
      OUTLOOK 2020                628,867                     0            25,715,361            (4,515,332)            21,828,896
      ----------------------------------------------------------------------------------------------------------------------------
      OUTLOOK 2030                277,540               247,004            19,212,767                     0             19,737,311
      ----------------------------------------------------------------------------------------------------------------------------
      OUTLOOK 2040                168,770                     0            28,549,790           (17,457,129)            11,261,431
      ----------------------------------------------------------------------------------------------------------------------------

* THIS AMOUNT INCLUDES ANY POST-OCTOBER LOSS, WHICH WILL REVERSE ON THE FIRST DAY OF THE FOLLOWING FISCAL YEAR.

                                               REPORT OF INDEPENDENT
WELLS FARGO OUTLOOK FUNDS                      REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

      We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Outlook Today Fund, Outlook 2010 Fund, Outlook 2020 Fund, Outlook 2030 Fund and Outlook 2040 Fund, (the "Funds"), each a series of the Wells Fargo Funds Trust, as of February 28, 2005, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2005, by correspondence with the custodian and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned Funds of the Wells Fargo Funds Trust as of February 28, 2005, the results of their operations for the year then ended, and the changes in its net assets and its financial highlights for the periods presented, in conformity with U.S. generally accepted accounting principles.


/s/ KPMG LLP

Philadelphia, Pennsylvania
April 13, 2005

OTHER INFORMATION (UNAUDITED)                          WELLS FARGO OUTLOOK FUNDS
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

            A description of the policies and procedures that the Fund(s) uses to determine how to vote proxies relating to portfolio securities and information regarding the results of such voting is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGOFUNDS.COM or visiting the SEC Web site at WWW.SEC.GOV.

TAX INFORMATION

            For the year ended February 28, 2005, the following Funds designate the amounts listed below as a long-term capital gain distribution, pursuant to Section 852(b)(3) of the Internal Revenue Code:

      Fund                          Capital Gain Dividends
      --------------------------------------------------------------------------
      OUTLOOK TODAY                        $269,066
      --------------------------------------------------------------------------

            Pursuant to Section 854(b)(2) of the Internal Revenue Code, the Fund(s) listed below designates a percentage of its ordinary income dividends distributed during the year ended Feburary 28, 2005 as qualifying for the corporate dividends-received deduction:

                                           Dividend-Received Deduction
      Fund                              (% of ordinary income dividends)
      --------------------------------------------------------------------------
      OUTLOOK TODAY                                   29.00
      --------------------------------------------------------------------------
      OUTLOOK 2010                                    43.54
      --------------------------------------------------------------------------
      OUTLOOK 2020                                    66.00
      --------------------------------------------------------------------------
      OUTLOOK 2030                                    92.67
      --------------------------------------------------------------------------
      OUTLOOK 2040                                   100.00
      --------------------------------------------------------------------------

            Pursuant to Section 1(h)(11) of the Internal Revenue Code, the Funds listed below designate the following percentages of their income dividends paid during the year ended February 28, 2005 as qualified dividend income
      (QDI):

      Fund                                            QDI %
      --------------------------------------------------------------------------
      OUTLOOK TODAY                                   44.26
      --------------------------------------------------------------------------
      OUTLOOK 2010                                    65.61
      --------------------------------------------------------------------------
      OUTLOOK 2020                                   100.00
      --------------------------------------------------------------------------
      OUTLOOK 2030                                   100.00
      --------------------------------------------------------------------------
      OUTLOOK 2040                                   100.00
      --------------------------------------------------------------------------

WELLS FARGO OUTLOOK FUNDS                          OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS INFORMATION

            The Fund(s) files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, the Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

            The following table provides basic information about the Board of Trustees ("Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 101 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Nominating Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INTERESTED TRUSTEES**
-------------------------------------------------------------------------------------------------------------
                           POSITION HELD AND         PRINCIPAL OCCUPATIONS DURING
NAME AND AGE               LENGTH OF SERVICE ***     PAST FIVE YEARS                      OTHER DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------
Robert C. Brown            Trustee since 1992        Retired.                             None
73
-------------------------------------------------------------------------------------------------------------
J. Tucker Morse            Trustee since 1987        Private Investor/Real Estate         None
60                                                   Developer; Chairman of White
                                                     Point Capital, LLC.

NON-INTERESTED TRUSTEES
-------------------------------------------------------------------------------------------------------------
                           POSITION HELD AND         PRINCIPAL OCCUPATIONS DURING
NAME AND AGE               LENGTH OF SERVICE ***     PAST FIVE YEARS                      OTHER DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------
Thomas S. Goho             Trustee since 1987        Associate Professor of Finance,      None
62                                                   Wake Forest University,
                                                     Calloway School of Business and
                                                     Accountancy.
-------------------------------------------------------------------------------------------------------------
Peter G. Gordon            Trustee since 1998        Chairman, CEO, and Co-               None
62                         (Lead Trustee since       Founder of Crystal Geyser
                           2001)                     Water Company and President
                                                     of Crystal Geyser Roxane Water
                                                     Company.
-------------------------------------------------------------------------------------------------------------
Richard M. Leach           Trustee since 1987        Retired. Prior thereto, President    None
71                                                   of Richard M. Leach Associates
                                                     (a financial consulting firm).
-------------------------------------------------------------------------------------------------------------
Timothy J. Penny           Trustee since 1996        Senior Counselor to the public       None
53                                                   relations firm of Himle-Horner
                                                     and Senior Fellow at the
                                                     Humphrey Institute,
                                                     Minneapolis, Minnesota (a pub-
                                                     lic policy organization).
-------------------------------------------------------------------------------------------------------------
Donald C. Willeke          Trustee since 1996        Principal in the law firm of         None
64                                                   Willeke & Daniels.

OTHER INFORMATION (UNAUDITED)                          WELLS FARGO OUTLOOK FUNDS
--------------------------------------------------------------------------------

OFFICERS
-------------------------------------------------------------------------------------------------------------
                           POSITION HELD AND         PRINCIPAL OCCUPATIONS DURING
NAME AND AGE               LENGTH OF SERVICE ***     PAST FIVE YEARS                      OTHER DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------
Karla M. Rabusch           President since           Executive Vice President of Wells    None
45                         2003                      Fargo Bank, N.A. President of
                                                     Wells Fargo Funds Management,
                                                     LLC. Senior Vice President and
                                                     Chief Administrative Officer of
                                                     Wells Fargo Funds Management,
                                                     LLC from 2001 to 2003. Vice
                                                     President of Wells Fargo Bank,
                                                     N.A. from 1997 to 2000.
-------------------------------------------------------------------------------------------------------------
Stacie D. DeAngelo         Treasurer since 2003      Senior Vice President of Wells       None
36                                                   Fargo Bank, N.A. Senior Vice
                                                     President of Operations for
                                                     Wells Fargo Funds
                                                     Management, LLC. Prior there-
                                                     to, Operations Manager at
                                                     Scudder Weisel Capital, LLC
                                                     (2000 to 2001), Director of
                                                     Shareholder Services at BISYS
                                                     Fund Services (1999 to 2000)
                                                     and Assistant Vice President of
                                                     Operations with Nicholas-
                                                     Applegate Capital Management
                                                     (1993 to 1999).
-------------------------------------------------------------------------------------------------------------
C. David Messman           Secretary since 2000      Vice President and Managing          None
44                                                   Senior Counsel of Wells Fargo
                                                     Bank, N.A. Senior Vice
                                                     President and Secretary of Wells
                                                     Fargo Funds Management, LLC.
                                                     Vice President and Senior
                                                     Counsel of Wells Fargo Bank,
                                                     N.A. from 1996 to 2003.

--------------------------------------------------------------------------------
  * The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222.

 ** Currently, two of the seven Trustees are considered "interested persons" of the Trusts as defined in the Investment Company Act of 1940. One of the interested Trustees, Robert C. Brown, owns securities of Wells Fargo & Company, and one of the interested Trustees, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

*** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

WELLS FARGO OUTLOOK FUNDS                                  LIST OF ABBREVIATIONS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG         -- Association of Bay Area Governments
ADR          -- American Depository Receipt
AMBAC        -- American Municipal Bond Assurance Corporation
AMT          -- Alternative Minimum Tax
ARM          -- Adjustable Rate Mortgages
BART         -- Bay Area Rapid Transit
CDA          -- Community Development Authority
CDSC         -- Contingent Deferred Sales Charge
CGIC         -- Capital Guaranty Insurance Company
CGY          -- Capital Guaranty Corporation
CMT          -- Constant Maturity Treasury
COFI         -- Cost of Funds Index
Connie Lee   -- Connie Lee Insurance Company
COP          -- Certificate of Participation
CP           -- Commercial Paper
CTF          -- Common Trust Fund
DW&P         -- Department of Water & Power
DWR          -- Department of Water Resources
EDFA         -- Education Finance Authority
FFCB         -- Federal Farm Credit Bank
FGIC         -- Financial Guaranty Insurance Corporation
FHA          -- Federal Housing Authority
FHLB         -- Federal Home Loan Bank
FHLMC        -- Federal Home Loan Mortgage Corporation
FNMA         -- Federal National Mortgage Association
FRN          -- Floating Rate Notes
FSA          -- Financial Security Assurance, Inc
GDR          -- Global Depository Receipt
GNMA         -- Government National Mortgage Association
GO           -- General Obligation
HFA          -- Housing Finance Authority
HFFA         -- Health Facilities Financing Authority
IDA          -- Industrial Development Authority
IDR          -- Industrial Development Revenue
LIBOR        -- London Interbank Offered Rate
LLC          -- Limited Liability Corporation
LOC          -- Letter of Credit
LP           -- Limited Partnership
MBIA         -- Municipal Bond Insurance Association
MFHR         -- Multi-Family Housing Revenue
MUD          -- Municipal Utility District
MTN          -- Medium Term Note
PCFA         -- Pollution Control Finance Authority
PCR          -- Pollution Control Revenue
PFA          -- Public Finance Authority
PLC          -- Private Placement
PSFG         -- Public School Fund Guaranty
RAW          -- Revenue Anticipation Warrants
RDA          -- Redevelopment Authority
RDFA         -- Redevelopment Finance Authority
R&D          -- Research & Development
SFHR         -- Single Family Housing Revenue
SFMR         -- Single Family Mortgage Revenue
SLMA         -- Student Loan Marketing Association
STEERS       -- Structured Enhanced Return Trust
TBA          -- To Be Announced
TRAN         -- Tax Revenue Anticipation Notes
USD          -- Unified School District
V/R          -- Variable Rate
WEBS         -- World Equity Benchmark Shares
XLCA         -- XL Capital Assurance

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

MORE INFORMATION ABOUT WELLS FARGO FUNDS(R) IS AVAILABLE FREE UPON REQUEST. TO OBTAIN LITERATURE, PLEASE WRITE OR CALL:

WELLS FARGO FUNDS
PO BOX 8266
BOSTON, MA 02266-8266

WELLS FARGO FUNDS INVESTOR SERVICES: 1-800-222-8222 OR VISIT OUR WEB SITE AT WWW.WELLSFARGOFUNDS.COM.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE WELLS FARGO FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

WELLS FARGO FUNDS MANAGEMENT, LLC, A WHOLLY-OWNED SUBSIDIARY OF WELLS FARGO & COMPANY, PROVIDES INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES FOR THE WELLS FARGO FUNDS. OTHER AFFILIATES OF WELLS FARGO & COMPANY PROVIDE SUB-ADVISORY AND OTHER SERVICES FOR THE FUNDS. THE FUNDS ARE DISTRIBUTED BY STEPHENS INC., MEMBER NYSE/SIPC. WELLS FARGO & COMPANY AND ITS AFFILIATES ARE NOT AFFILIATED WITH STEPHENS INC.

                                                                  AR 003 (04/05)

             -----------------------------------------------------
             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
             -----------------------------------------------------

ITEM 2.  CODE OF ETHICS

As of the end of the period, February 28, 2005, Wells Fargo Funds Trust has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of Wells Fargo Funds Trust has determined that Thomas S. Goho is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Goho is independent for purposes of Item 3 of Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)
AUDIT FEES - Provided below are the aggregate fees billed for the fiscal years ended February 29, 2004 and February 28, 2005 for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

      For the fiscal years ended February 29, 2004 and February 28, 2005, the Audit Fees were $896,095 and $987,170, respectively.

(b)
AUDIT-RELATED FEES - There were no audit-related fees incurred for the fiscal years ended February 29, 2004 and February 28, 2005 for assurance and related services by the principal accountant for the Registrant.

(c)
TAX FEES - Provided below are the aggregate fees billed for the fiscal years ended February 29, 2004 and February 28, 2005 for professional services rendered by the principal accountant for the Registrant for tax compliance, tax advice, and tax planning.

      For the fiscal years ended February 29, 2004 and February 28, 2005, the Tax Fees were $76,500 and $84,325, respectively. The incurred Tax Fees are comprised of excise tax review services.

      For the fiscal years ended February 29, 2004 and February 28, 2005, the Tax Fees were $106,685 and $136,218, respectively. The incurred Tax Fees are comprised of tax preparation and consulting services.

(d)
ALL OTHER FEES - There were no other fees incurred for the fiscal years ended February 29, 2004 and February 28, 2005.

(e)(1)
The Chairman of the Audit Committees is authorized to pre-approve: (1) audit services to the mutual funds of Wells Fargo Funds Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (the "Funds"); (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors ("Auditors") if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund's investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the
Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chairman, Management shall prepare a brief description of the proposed services. If the Chairman approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(e)(2)
Not Applicable.

(f)
Not Applicable.

(g)
Provided below are the aggregate non-audit fees billed for the fiscal years ended February 29, 2004 and February 28, 2005 by the principal accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant.

      For the fiscal years ended February 29, 2004 and February 28, 2005, the Registrant incurred non-audit fees in the amount of $72,000 and $77,000, respectively. The non-audit fees consist of SAS70 control reviews of Wells Fargo Bank, N.A., the Funds' custodian.

      For the fiscal years ended February 29, 2004 and February 28, 2005, the Registrant's investment adviser incurred non-audit fees in the amount of $57,120 and $96,000 respectively. The non-audit fees consist of procedure reviews for pending mergers associated with fund reorganizations.

(h)
The Registrant's audit committee of the board of directors has determined that non-audit services rendered to the registrant's investment adviser, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of the Regulation S-X, does not compromise the independence of the principal accountant.

ITEMS 5-6.  [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES

(a)(i) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(a)(ii) There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a)(i) above.

ITEM 10. EXHIBITS

(a) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as Exhibit 10a.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                       Wells Fargo Funds Trust


                                       By:    /s/ Karla M. Rabusch

                                              Karla M. Rabusch
                                              President

Date: April 13, 2005

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                             Wells Fargo Funds Trust


                                             By:    /s/ Stacie D. DeAngelo

                                                    Stacie D. DeAngelo
                                                    Treasurer

Date: April 13, 2005